MOMENTUM PLUS(SM)
Retirement Planning from Equitable Life

PROSPECTUS DATED OCTOBER 18, 1999

Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. Also, at the end of this prospectus you will find attached the prospectus for EQ Advisors Trust, which contains important information about its portfolios.

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WHAT IS MOMENTUM PLUS?

MOMENTUM PLUS is a group deferred annuity contract issued by THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. It is a funding vehicle for employers who sponsor qualified retirement plans. The MOMENTUM PLUS employer-sponsored retirement program includes 401(a) and 401(k) plans which are described in this prospectus. The MOMENTUM PLUS program consists of a defined contribution master plan and trust ("Master Plan and Trust"), which we sponsor, and a pooled trust ("Pooled Trust") for employers who prefer to use their own qualified retirement plan.

The contract provides for the accumulation of retirement savings and for income. The contract offers death benefit protection. It also offers a number of payout options. Contributions accumulate on a tax-deferred basis. You may fund your plan by selecting any number of our investment options. The investment options include 36 variable investment options and one guaranteed interest account option ("investment options").

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VARIABLE INVESTMENT OPTIONS
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FIXED INCOME OPTIONS:
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DOMESTIC FIXED INCOME                   AGGRESSIVE FIXED INCOME
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o Alliance Intermediate                 o Alliance High Yield
  Government Securities
o Alliance Money Market
o Alliance Quality Bond
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EQUITY OPTIONS:
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DOMESTIC EQUITY                         INTERNATIONAL EQUITY
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o Alliance Common Stock                 o Alliance Global
o Alliance Equity Index                 o Alliance International
o Alliance Growth and Income            o Capital Guardian international
o EQ/Alliance Premier Growth            o Morgan Stanley Emerging
o Calvert Socially Responsible*           Markets Equity
o Capital Guardian Research             o EQ/Putnam International Equity
o Capital Guardian U.S. Equity          o T. Rowe Price International
o Lazard Large Cap Value*                 Stock
o Merrill Lynch Basic Value Equity
o MFS Growth with Income
o MFS Research
o EQ/Putnam Growth & Income
  Value
o EQ/Putnam Investors Growth
o T. Rowe Price Equity Income
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AGGRESSIVE EQUITY
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o Alliance Aggressive Stock             o MFS Emerging Growth
o Alliance Small Cap Growth               Companies
o EQ/Evergreen                          o Warburg Pincus Small
o Lazard Small Cap Value*                 Company Value
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ASSET ALLOCATION OPTIONS:
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o Alliance Balanced                     o EQ/Evergreen Foundation
o Alliance Conservative Investors       o Merrill Lynch World Strategy
o Alliance Growth Investors             o EQ/Putnam Balanced
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* May not currently be available in the state of California.

You may allocate amounts to any of the variable investment options subject to any restrictions that may apply. Each variable investment option is a subaccount of our Separate Account A. Each variable investment option, in turn, invests in either Class IA or IB shares of a corresponding securities portfolio of EQ Advisors Trust. Your investment results in a variable investment option will depend on the investment performance of the related portfolio.

GUARANTEED INTEREST ACCOUNT OPTION. You also may allocate amounts to the guarenteed interest account option. This option is part of our general account and pays interest at guaranteed rates.

A registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The Statement of Additional Information ("SAI") dated October 18, 1999, is a part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-528-0204. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's Web site at http://www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

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2  CONTENTS OF THIS PROSPECTUS
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Contents of this prospectus

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MOMENTUM PLUS(SM)
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Index of key words and phrases                                              4
Who is Equitable Life?                                                      5
How to reach us                                                             6
MOMENTUM PLUS at a glance - key features                                    8

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FEE TABLE                                                                  10
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Examples                                                                   14
Condensed financial information                                            15
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1
CONTRACT FEATURES AND BENEFITS                                             16
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How contributions can be made                                              16
What are your investment options under the contract?                       16
Contract termination                                                       19
Effects of plan or contract termination                                    19
Selecting investment options (employers and plan
   trustees)                                                               20
Allocating your contributions                                              21

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2
DETERMINING YOUR RETIREMENT ACCOUNT VALUE                                  22
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Determining your retirement account value                                  22
Your contract's value in the variable investment options                   22
Your contract's value in the guaranteed interest account
   option                                                                  22

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"We," "our" and "us" refer to Equitable Life.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the employer, plan trustee or the individual who participates in an employer's plan funded by the MOMENTUM PLUS contract. This individual is referred to as the "participant."

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                                                  CONTENTS OF THIS PROSPECTUS  3
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3
TRANSFERRING YOUR MONEY AMONG
     INVESTMENT OPTIONS                                                    23
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Transferring your retirement account value                                 23
Investment simplifier: automatic transfer options                          23

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4
ACCESSING YOUR MONEY                                                       25
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Withdrawals and termination                                                25
Forfeitures                                                                25
Plan loans                                                                 25
When to expect payments                                                    26
Choosing your annuity payout options                                       26
Minimum distributions (automatic minimum withdrawal
  option) - over age 70 1/2                                                29

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5
THE MOMENTUM PLUS PROGRAM                                                  30
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Master Plan and Trust                                                      30
Pooled Trust                                                               30
Trustee                                                                    30
Employer's responsibilities                                                31
Adopting the MOMENTUM PLUS program                                         31

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6
PLAN RECORDKEEPING SERVICES                                                32
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Basic recordkeeping option                                                 32
Full-service recordkeeping option                                          32

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7
CHARGES AND EXPENSES                                                       33
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Charges that Equitable Life deducts                                        33
Charges that EQ Advisors Trust deducts                                     35
Charge reductions under special circumstances                              36

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8
PAYMENT OF DEATH BENEFIT                                                   37
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Death benefit amount                                                       37
Distribution of the death benefit                                          37
Beneficiary's payment options                                              37

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9
TAX INFORMATION                                                            38
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Tax aspects of contributions to a plan                                     38
Tax aspects of distributions from a plan                                   40
Certain rules applicable to plan loans                                     43
Impact of taxes to Equitable Life                                          44
Certain rules applicable to plans designed to comply with
     Section 404(c) of ERISA                                               44

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10
MORE INFORMATION                                                           45
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About Separate Account A                                                   45
About EQ Advisors Trust                                                    45
About the general account                                                  46
Dates and prices at which contract events occur                            46
About your voting rights                                                   47
About our year 2000 progress                                               48
About legal proceedings                                                    48
About our independent accountants                                          48

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11
INVESTMENT PERFORMANCE                                                     49
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Benchmarks                                                                 49
Communicating performance data                                             61

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APPENDIX: CONDENSED FINANCIAL
     INFORMATION                                                           A-1
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STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
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

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4  INDEX OF KEY WORDS AND PHRASES
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Index of key words and phrases

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This index should help you locate more information on the terms used in this prospectus.

                                                                     PAGE

active loan                                                           35
annuitant                                                             20
annuity payout option                                                 26
beneficiary                                                           37
business day                                                          46
contract termination                                                  19
contributions                                                         16
default option                                                        16
DOL                                                                   25
elective deferrals                                                    39
ERISA                                                                 30
fixed dollar option                                                   23
guaranteed interest account option                                    19
interest sweep option                                                 24
investment options                                                   cover
IRA                                                                   41
IRS                                                                   30
market value adjustment                                               20
Master Plan and Trust                                                 30
participant                                                            2
plan termination                                                      19
Pooled Trust                                                          30
portfolio                                                            cover
processing office                                                      6
retirement account value                                              22
SAI                                                                  cover
takeover loans                                                        25
TOPS                                                                   6
unit                                                                  22
unit investment trust                                                 45
variable investment options                                           16


To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this prospectus as in the contract or supplemental materials.

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    PROSPECTUS                    CONTRACT OR SUPPLEMENTAL MATERIALS
    ----------------------------------------------------------------------
    variable investment options   Investment Funds or Investment Divisions
    units                         Accumulation Units
    unit value                    Accumulation Unit Value
    guaranteed interest account   Guaranteed Interest Account
      option
    ----------------------------------------------------------------------

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                                                       WHO IS EQUITABLE LIFE?  5
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Who is Equitable Life?

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We are The Equitable Life Assurance Society of the United States ("Equitable
Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a wholly owned subsidiary of AXA Financial, Inc. (previously, The Equitable Companies Incorporated). The majority shareholder of AXA Financial, Inc. is AXA, a French holding company for an international group of insurance and related financial services companies. As a majority shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contract.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $390.8 billion in assets as of June 30, 1999. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

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6  WHO IS EQUITABLE LIFE?
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HOW TO REACH US

You may communicate with our processing office as listed below for any of the following purposes:

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FOR PAYMENTS (E.G., CONTRIBUTIONS, LOAN PAYMENTS, ETC.) SENT BY REGULAR MAIL:
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Equitable Life
MOMENTUM
P.O. Box 13629
Newark, NJ 07188-0629

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FOR PAYMENTS (E.G., CONTRIBUTIONS, LOAN PAYMENTS, ETC.) SENT BY EXPRESS
DELIVERY:
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Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Secaucus, NJ 07094
Attention: MOMENTUM 13629

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FOR PAYMENTS (E.G., CONTRIBUTIONS, LOAN PAYMENTS, ETC.) SENT BY REGULAR MAIL AND
DATA TRANSMITTED VIA AUTOMATED MEDIA (E.G., TAPE, DISKETTE, ETC.):
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Equitable Life
MOMENTUM
P.O. Box 12094
Newark, NJ 07188

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FOR PAYMENTS (E.G., CONTRIBUTIONS, LOAN PAYMENTS, ETC.) SENT BY EXPRESS MAIL AND
DATA TRANSMITTED VIA AUTOMATED MEDIA (E.G., TAPE, DISKETTE, ETC.):
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Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Secaucus, NJ 07094
Attention: MOMENTUM 13094

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FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR
REQUIRED NOTICES) SENT BY REGULAR MAIL:
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MOMENTUM
P.O. Box 2919
New York, NY 10116

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FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR
REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:
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MOMENTUM
200 Plaza Drive HM-1
Harmon Meadow
Secaucus, NJ 07094

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REPORTS WE PROVIDE:
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o    written confirmation of financial transactions;

o    annual statement of retirement account; and

o    semiannual statement of retirement account.

We reserve the right to change the frequency of these reports.

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TELEPHONE OPERATED PROGRAM SUPPORT
("TOPS") SYSTEM
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TOPS provides up-to-date information by touch-tone telephone. You may use TOPS only if your employer elects this service. A personal identification number ("PIN") will automatically be assigned to you when you enroll in your plan. You can use TOPS to obtain information on:

o    the daily unit values for the variable investment options;

o the number of units held in the variable investment options under your account;

o    your current retirement account value;

o    your current allocation percentages.

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                                                        WHO IS EQUITABLE LIFE? 7
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You can also:

o change your allocation percentages and transfer money among the variable investment options and the guaranteed interest account option.

Your PIN number is required to use TOPS. We have established procedures to reasonably confirm that the instructions communicated by telephone are genuine. For example, we will require certain personal identification information before we will act on telephone instructions and we will provide written confirmation of instructions communicated by telephone. We reserve the right to terminate or modify any telephone or automated transfer/withdrawal service we provide upon 90 days written notice.

TOPS is normally available seven days a week, 24 hours a day, by calling toll free 1-800-821-7777. Of course, for reasons beyond our control, the service may sometimes be unavailable.

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TOLL FREE TELEPHONE SERVICE:
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You can reach our telephone consultants at 1-800-528-0204. Telephone consultants are available 8:30 a.m. until 7:00 p.m., Monday through Thursday and 8:30 a.m. until 5:00 p.m. on Fridays, Eastern time, on business days. You may obtain daily unit values for the variable investment options and other information regarding MOMENTUM PLUS and your account.

Hearing or speech-impaired clients may obtain information regarding MOMENTUM PLUS contracts by dialing, toll-free, the SPRINT national relay number (800-877-8973). This service enables clients with a telecommunications device for the deaf ("TDD") to have their message or questions relayed to our customer service department between the hours of 8:30 a.m. until 7:00 p.m. Eastern time Monday through Thursday and 8:30 a.m. until 5 p.m. Eastern time on Fridays (800-528-0204) by SPRINT personnel, who will communicate our reply back to them via the TDD.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE WHICH SHOULD BE AVAILABLE THROUGH YOUR EMPLOYER OR PLAN
TRUSTEE:

(1)  address changes;

(2)  change of investment allocations;

(3)  transfers among investment options;

(4)  election of the investment simplifier: automatic transfer options;

(5)  loan application;

(6)  withdrawal requests; and

(7)  contract termination.

TO TERMINATE OR CHANGE ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)  investment simplifier:
          - interest sweep option; or
          - fixed-dollar option;

(2)  the date annuity payments are to begin.

SIGNATURES:

You must sign and date all these requests. The proper person to sign forms, notices and requests is normally participant and employer or plan trustee.

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8  MOMENTUM PLUS AT A GLANCE - KEY FEATURES
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MOMENTUM PLUS at a glance - key features

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
-----------------------------------------------------------------------------------------------------------------------
PROFESSIONAL             MOMENTUM PLUS' variable investment options invest in 36 different portfolios managed by
INVESTMENT               professional investment advisers.
MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------
GUARANTEED INTEREST      o Principal and interest guarantees.
ACCOUNT OPTION           o Interest rates set periodically.
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TAX ADVANTAGES           o On earnings                  No tax on any investment gains until you make withdrawals or
                           inside the contract          receive distributions.
                         ----------------------------------------------------------------------------------------------
                         o On transfers inside the      No tax on transfers among investment options.
                           contract
                         ----------------------------------------------------------------------------------------------
                         Because you are buying a contract to fund a retirement plan that already provides tax deferral, you should do so for the contract's features and benefits other than tax deferral. The tax deferral of the contract does not provide additional benefits.
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ACCESS TO YOUR MONEY     o Partial withdrawals
                         o Automatic minimum withdrawal option
                         o Plan loans
                         o Full withdrawal
                         ----------------------------------------------------------------------------------------------
                         You may be subject to a withdrawal charge and/or a market value adjustment for certain withdrawals. You may also incur income tax and a penalty tax.
                         ----------------------------------------------------------------------------------------------
                         Depending on the terms of the employer's plan, not all features are available and access to your funds may be limited.
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PAYOUT ALTERNATIVES      o Five annuity payout options (available in fixed annuity payments)
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ADDITIONAL FEATURES      o Automatic transfer options
                           o Fixed-dollar option
                           o Interest sweep option
                         o Free transfers among investment options
                         o Waiver of withdrawal charges for benefit distributions
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SERVICES WE PROVIDE      o Two plan recordkeeping options
                         o Educational materials and seminars to assist retirement planning needs of plan participants
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FEES AND CHARGES         o We deduct a daily charge at a maximum effective annual rate of 1.35% of assets invested in variable investment options for expense charges and mortality and expense risks.
                         o Administrative charge:
                             Generally $30 annually.
                         o Plan loan charges:
                             $25 set-up fee;
                             $6 quarterly recordkeeping fee while a loan is active.
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

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                                     MOMENTUM PLUS AT A GLANCE - KEY FEATURES  9
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
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
FEES AND                 o Plan recordkeeping services (billed to employer):
CHARGES (CONTINUED)          $300 annually for basic recordkeeping plan;
                             Additional fee for full-service recordkeeping plan.

                         o Withdrawal charge:
                             Not to exceed 6% of the amount withdrawn, or 8.5% of contributions made on behalf of the participant, whichever is less. There is no withdrawal charge after the employer's plan has participated in the contract for five years. This charge does not generally apply if a participant withdraws amounts due to retirement or separation from service.
                             There are other important exceptions and limitations that may eliminate or reduce the withdrawal charge. They are discussed under "Charges and expenses" later in this prospectus.

                         o We deduct a charge for applicable taxes such as state premium taxes that may be imposed in your state. The current tax charge that might be imposed varies by state and ranges from 0% to 2% (1% in Puerto Rico and 5% in the U.S. Virgin Islands).

                         o We generally deduct an administrative fee of $200 from amounts applied to purchase certain life annuity payout options.

                         o Annual expenses of EQ Advisors Trust portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. These expenses include management and advisory fees ranging from 0.31% to a maximum of 1.15% annually, other expenses, and for Class IB shares 12b-1 fees of 0.25% annually.
-----------------------------------------------------------------------------------------------------------------------

THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES RESTRICTIONS OR EXCEPTIONS APPLY.

For more detailed information we urge you to read the contents of this prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions.

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10  FEE TABLE
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Fee table

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The fee table below will help you understand the various charges and expenses that apply to your contract. The table reflects charges you will directly incur under the contract, as well as charges and expenses of the portfolios that you will bear indirectly. Charges for taxes, such as premium taxes, may also apply. However, certain expenses and fees shown in this table may not apply. Also, an annuity administrative fee may apply when your annuity payments are to begin. Each of the charges and expenses is more fully described under "Charges and expenses" later in this prospectus. For a complete description of portfolio charges and expenses, please see the attached prospectus for EQ Advisors Trust.

The guaranteed interest account option is not covered by the fee table and examples. However, the withdrawal charge, the administrative charge and any annuity administrative fee do apply to the guaranteed interest account option.

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CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS (SEPARATE ACCOUNT A) AS
AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
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Mortality and expense risk                             1.10%
Other expenses                                         0.25%
                                                       -----
Total Separate Account A annual expenses(1)            1.35%

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TRANSACTION CHARGES WE DEDUCT FROM YOUR RETIREMENT ACCOUNT VALUE
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Sales load on purchases                                None
Transfer fees                                          None
Maximum withdrawal charge (2)                          6%
Plan loan charges (3)                                  $25 when loan is made
                                                       + $6 per quarter
Annual administrative charge (4)                       $30 Per Participant
Annual basic recordkeeping charge (5)                  $300 Per Plan
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

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                                                                   FEE TABLE  11
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EQ ADVISORS TRUST ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS
IN EACH PORTFOLIO)

---------------------------------------------------------------------------------------------------------------------
                                                                                                        TOTAL
                                                                                                        ANNUAL
                                                                                                       EXPENSES
                                                         MANAGEMENT(6)              OTHER           (AFTER EXPENSE
CLASS IA SHARES                                              FEES                 EXPENSES(6)        LIMITATION)(7)
---------------------------------------------------------------------------------------------------------------------
  Alliance Aggressive Stock                                  0.54%                   0.03%               0.57%
  Alliance Balanced                                          0.41%                   0.05%               0.46%
  Alliance Common Stock                                      0.36%                   0.04%               0.40%
  Alliance Conservative Investors                            0.48%                   0.06%               0.54%
  Alliance Equity Index                                      0.31%                   0.04%               0.35%
  Alliance Global                                            0.64%                   0.08%               0.72%
  Alliance Growth and Income                                 0.55%                   0.04%               0.59%
  Alliance Growth Investors                                  0.51%                   0.05%               0.56%
  Alliance High Yield                                        0.60%                   0.04%               0.64%
  Alliance Intermediate Government Securities                0.50%                   0.06%               0.56%
  Alliance International                                     0.90%                   0.17%               1.07%
  Alliance Money Market                                      0.35%                   0.03%               0.38%
  Alliance Quality Bond                                      0.53%                   0.05%               0.58%
  Alliance Small Cap Growth                                  0.90%                   0.07%               0.97%
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
                                                                                                          TOTAL
                                                                                      OTHER               ANNUAL
                                                                                     EXPENSES            EXPENSES
                                           MANAGEMENT(6)                           (AFTER EXPENSE     (AFTER EXPENSE
CLASS IB SHARES                                FEES            12b-1 FEE (8)        LIMITATION)       LIMITATION)(9)
---------------------------------------------------------------------------------------------------------------------
  EQ/Alliance Premier Growth                   0.90%               0.25%               0.00%              1.15%
  Calvert Socially Responsible                 0.65%               0.25%               0.15%              1.05%
  Capital Guardian International               0.75%               0.25%               0.20%              1.20%
  Capital Guardian Research                    0.65%               0.25%               0.05%              0.95%
  Capital Guardian U.S. Equity                 0.65%               0.25%               0.05%              0.95%
  EQ/Evergreen                                 0.75%               0.25%               0.05%              1.05%
  EQ/Evergreen Foundation                      0.63%               0.25%               0.07%              0.95%
  Lazard Large Cap Value                       0.55%               0.25%               0.15%              0.95%
  Lazard Small Cap Value                       0.80%               0.25%               0.15%              1.20%
  Merrill Lynch Basic Value Equity             0.55%               0.25%               0.05%              0.85%
  Merrill Lynch World Strategy                 0.70%               0.25%               0.25%              1.20%
  MFS Emerging Growth Companies                0.55%               0.25%               0.05%              0.85%
  MFS Growth with Income                       0.55%               0.25%               0.05%              0.85%
  MFS Research                                 0.55%               0.25%               0.05%              0.85%
  Morgan Stanley Emerging Markets Equity       1.15%               0.25%               0.35%              1.75%
  EQ/Putnam Balanced                           0.55%               0.25%               0.10%              0.90%
  EQ/Putnam Growth & Income Value              0.55%               0.25%               0.05%              0.85%
  EQ/Putnam International Equity               0.70%               0.25%               0.25%              1.20%
  EQ/Putnam Investors Growth                   0.55%               0.25%               0.15%              0.95%
  T. Rowe Price Equity Income                  0.55%               0.25%               0.05%              0.85%
  T. Rowe Price International Stock            0.75%               0.25%               0.20%              1.20%
  Warburg Pincus Small Company Value           0.65%               0.25%               0.10%              1.00%
---------------------------------------------------------------------------------------------------------------------

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12  FEE TABLE
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--------
Notes:

(1) The total Separate Account A annual expenses of the variable investment options are guaranteed not to exceed an annual rate of 1.35% of the value of the assets held in the variable investment options for the contract. We may lower these charges for particular plans to an annual rate of no less than 0.80% if the participation of the plan in the contract results in savings of sales or administrative expenses.

(2) The maximum withdrawal charge is 6% of the amount withdrawn, or 8.5% of contributions made by or on behalf of a participant, whichever is less. Important exceptions and limitations may eliminate or reduce the withdrawal charge.

(3) Your employer may elect to pay these charges and we reserve the right to increase them.

(4) The administrative charge is currently $7.50 per quarter or, if less, 0.50% of your retirement account value plus the amount of any active loan. Your employer may elect to pay this charge. We reserve the right to increase this charge upon 90 days written notice to the employer or plan trustee.

(5) We will bill this charge directly to your employer if the employer elects the basic plan recordkeeping option. We charge a fee of $25 per check drawn if the employer elects to have us distribute plan benefits and withdrawals. We reserve the right to waive in certain cases or increase these charges upon 90 days written notice to the employer or plan trustee.

(6) The management fees or the maximum management fees, if a maximum applies, for each portfolio cannot be increased without a vote of that portfolio's shareholders. Other expenses will fluctuate from year to year depending on actual expenses.

(7) On October 18, 1999, these portfolios became part of EQ Advisors Trust. The "Other Expenses" for these portfolios have been restated to reflect the estimated expenses that would have been incurred had these portfolios been portfolios of EQ Advisors Trust for the year ended December 31, 1998. The restated expenses reflect an increase of 0.01%.

(8) The Class IB shares of EQ Advisors Trust are subject to fees imposed under a distribution plan (the "Rule 12b-1 Plan") adopted by EQ Advisors Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for participants enrolled under the MOMENTUM PLUS contract.

(9) Equitable Life, EQ Advisors Trust's manager, has entered into an expense limitation agreement with respect to each portfolio. Under this agreement Equitable Life has agreed to waive or limit its fees and assume other expenses. Under the expense limitation agreement, total annual operating expenses of each portfolio (other than interest, taxes, brokerage commissions, capitalized expenditures, extraordinary expenses and 12b-1 fees) are limited as a percentage of the average daily net assets of each portfolio as follows: 0.90% for EQ/Alliance Premier Growth; 0.80% for Calvert Socially Responsible; 0.95% for Capital Guardian International; 0.70% for Capital Guardian Research and Capital Guardian U.S. Equity; 0.80% for EQ/Evergreen; 0.70% for EQ/Evergreen Foundation and Lazard Large Cap Value; 0.95% for Lazard Small Cap Value; 0.60% for Merrill Lynch Basic Value Equity; 0.95% for Merrill Lynch World Strategy; 0.60% for MFS Emerging Growth Companies, MFS Growth with Income, and MFS Research; 1.50% for Morgan Stanley Emerging Markets Equity; 0.65% for EQ/Putnam Balanced; 0.60% for EQ/Putnam Growth and Income Value; 0.95% for EQ/Putnam International Equity; 0.70% for EQ/Putnam Investors Growth; 0.60% for T. Rowe Price Equity Income; 0.95% for T. Rowe Price International Stock; and 0.75% for Warburg Pincus Small Company Value. The expenses shown for Lazard Large Cap Value and EQ/Putnam Investors Growth portfolios reflect an increase effective on May 1, 1999.

--------------------------------------------------------------------------------
                                                                   FEE TABLE  13
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

     Absent the expense limitation, "Other Expenses" for 1998 on an annualized basis for each of the portfolios would have been as follows: 0.40% for Lazard Large Cap Value; 0.49% for Lazard Small Cap Value; 0.26% for Merrill Lynch Basic Value Equity; 0.66% for Merrill Lynch World Strategy; 0.24% for MFS Emerging Growth Companies; 0.25% for MFS Research; 1.23% for Morgan Stanley Emerging Markets Equity; 0.45% for EQ/Putnam Balanced; 0.24% for EQ/Putnam Growth & Income Value; 0.51% for EQ/Putnam International Equity; 0.29% for EQ/Putnam Investors Growth; 0.24% for T. Rowe Price Equity Income; 0.40% for T. Rowe Price International Stock; and 0.27% for Warburg Pincus Small Company Value. For the following portfolios, the "Other Expenses" for 1999, absent the expense limitation are estimated to be as follows: 0.74% for EQ/Alliance Premier Growth; 0.43% for Calvert Socially Responsible; 1.03% for Capital Guardian International; 0.74% for Capital Guardian Research and Capital Guardian U.S. Equity; 0.76% for EQ/Evergreen; 0.86% for EQ/Evergreen Foundation; and 0.59% for MFS Growth with Income. Initial seed capital was invested on December 31, 1998 for the EQ/Evergreen, EQ/Evergreen Foundation, and MFS Growth with Income portfolios; April 30, 1999 for the EQ/Alliance Premier Growth, Capital Guardian International, Capital Guardian Research and Capital Guardian U.S. Equity portfolios; and August 30, 1999 for the Calvert Socially Responsible portfolio.

     Each portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided, that among other things, such portfolio has reached sufficient size to permit such reimbursement to be made and provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. For more information see the prospectus for EQ Advisors Trust.

--------------------------------------------------------------------------------
14  FEE TABLE
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

EXAMPLES

The examples below show the expenses that a hypothetical participant would pay in the situations illustrated. We assume a $1,000 contribution is invested in one of the variable investment options listed and a 5% annual return on assets. We also assume there is no waiver of the withdrawal charge.(1) We calculate the quarterly administrative charge by using an average of the total actual administrative charges for 1998. These examples do not reflect the $300 annual charge for basic recordkeeping services, which we bill directly to the employer.

These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown.(2) Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

----------------------------------------------------------------------------------------------------------------------------
                                                                   IF YOU WITHDRAW YOUR ENTIRE RETIREMENT
                                                                   ACCOUNT VALUE AND THE WITHDRAWAL
                                                                   CHARGE APPLIES, THE EXPENSES AT THE
                                                                   END OF EACH PERIOD SHOWN WOULD BE:
                                                        --------------------------------------------------------------------
                                                        1 YEAR            3 YEARS            5 YEARS           10 YEARS
----------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST OPTIONS
----------------------------------------------------------------------------------------------------------------------------
Alliance Aggressive Stock                                $83.29            $131.88            $183.26           $245.66
Alliance Balanced                                        $82.21            $128.61            $177.80           $233.77
Alliance Common Stock                                    $81.62            $126.82            $174.80           $227.23
Alliance Conservative Investors                          $82.99            $130.99            $181.77           $242.43
Alliance Equity Index                                    $81.12            $125.33            $172.30           $221.75
Alliance Global                                          $84.77            $136.32            $190.67           $261.66
Alliance Growth and Income                               $83.49            $132.47            $184.25           $247.80
Alliance Growth Investors                                $83.19            $131.58            $182.77           $244.58
Alliance High Yield                                      $83.98            $133.95            $186.73           $253.15
Alliance Intermediate Government
   Securities                                            $83.19            $131.58            $182.77           $244.58
Alliance International                                   $88.22            $146.63            $207.79           $298.06
Alliance Money Market                                    $81.42            $126.23            $173.80           $225.04
EQ/Alliance Premier Growth                               $89.01            $148.98                -                 -
Alliance Quality Bond                                    $83.39            $132.17            $183.76           $246.73
Alliance Small Cap Growth                                $87.23            $143.69            $202.92           $287.79
Calvert Socially Responsible                             $88.02            $166.05                -                 -
Capital Guardian International                           $89.50            $150.44                -                 -
Capital Guardian Research                                $87.04            $143.11                -                 -
Capital Guardian U.S. Equity                             $87.04            $143.11                -                 -
EQ/Evergreen                                             $88.02            $146.05                -                 -
EQ/Evergreen Foundation                                  $87.04            $143.11                -                 -
Lazard Large Cap Value                                   $87.04            $143.11                -                 -
Lazard Small Cap Value                                   $89.50            $150.44                -                 -
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                   IF YOU DO NOT WITHDRAW
                                                                   ANY RETIREMENT ACCOUNT VALUE,
                                                                   THE EXPENSES AT THE END
                                                                   OF EACH PERIOD SHOWN WOULD BE:
                                                        --------------------------------------------------------------------
                                                        1 YEAR          3 YEARS           5 YEARS             10 YEARS
----------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST OPTIONS
----------------------------------------------------------------------------------------------------------------------------
Alliance Aggressive Stock                                $21.59          $66.61            $114.24             $245.66
Alliance Balanced                                        $20.43          $63.13            $108.38             $233.77
Alliance Common Stock                                    $19.80          $61.22            $105.18             $227.23
Alliance Conservative Investors                          $21.27          $65.66            $112.65             $242.43
Alliance Equity Index                                    $19.28          $59.63            $102.50             $221.75
Alliance Global                                          $23.16          $71.36            $122.18             $261.66
Alliance Growth and Income                               $21.80          $67.25            $115.30             $247.80
Alliance Growth Investors                                $21.48          $66.30            $113.71             $244.58
Alliance High Yield                                      $22.32          $68.83            $117.95             $253.15
Alliance Intermediate Government
   Securities                                            $21.48          $66.30            $113.71             $244.58
Alliance International                                   $26.83          $82.36            $140.50             $298.06
Alliance Money Market                                    $19.59          $60.59            $104.11             $225.04
EQ/Alliance Premier Growth                               $27.67          $84.87                -                   -
Alliance Quality Bond                                    $21.69          $88.93            $114.77             $246.73
Alliance Small Cap Growth                                $25.78          $79.23            $135.30             $287.79
Calvert Socially Responsible                             $26.62          $81.74                -                   -
Capital Guardian International                           $28.19          $86.43                -                   -
Capital Guardian Research                                $25.57          $78.60                -                   -
Capital Guardian U.S. Equity                             $25.57          $78.60                -                   -
EQ/Evergreen                                             $26.62          $81.74                -                   -
EQ/Evergreen Foundation                                  $25.57          $78.60                -                   -
Lazard Large Cap Value                                   $25.57          $78.60                -                   -
Lazard Small Cap Value                                   $28.19          $86.43                -                   -
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                   FEE TABLE  15
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                   IF YOU WITHDRAW YOUR ENTIRE RETIREMENT
                                                                   ACCOUNT VALUE AND THE WITHDRAWAL
                                                                   CHARGE APPLIES, THE EXPENSES AT THE
                                                                   END OF EACH PERIOD SHOWN WOULD BE:
                                                          ------------------------------------------------------------------
                                                          1 YEAR           3 YEARS            5 YEARS           10 YEARS
----------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST OPTIONS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Equity                          $86.05            $140.16            $197.06          $275.33
Merrill Lynch World Strategy                              $89.50            $150.44            $214.08          $311.26
MFS Emerging Growth Companies                             $86.05            $140.16            $197.06          $275.33
MFS Growth with Income                                    $86.05            $140.16                -                -
MFS Research                                              $86.05            $140.16            $197.06          $275.33
Morgan Stanley Emerging Markets
   Equity                                                 $94.92            $166.45            $240.30          $365.18
EQ/Putnam Balanced                                        $86.54            $141.63            $199.51          $280.54
EQ/Putnam Growth & Income
   Value                                                  $86.05            $140.16            $197.06          $275.33
EQ/Putnam International Equity                            $89.50            $150.44                -                -
EQ/Putnam Investors Growth                                $87.04            $143.11                -                -
T. Rowe Price Equity Income                               $86.05            $140.16            $197.06          $275.33
T. Rowe Price International Stock                         $89.50            $150.44            $214.08          $311.26
Warburg Pincus Small Company
   Value                                                  $87.53            $144.58            $204.38          $290.88
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                   IF YOU DO NOT WITHDRAW
                                                                   ANY RETIREMENT ACCOUNT VALUE,
                                                                   THE EXPENSES AT THE END
                                                                   OF EACH PERIOD SHOWN WOULD BE:
                                                          ------------------------------------------------------------------
                                                          1 YEAR          3 YEARS          5 YEARS            10 YEARS
----------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST OPTIONS
(CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Equity                          $24.52          $75.46            $129.02            $275.33
Merrill Lynch World Strategy                              $28.19          $86.43            $147.24            $311.26
MFS Emerging Growth Companies                             $24.52          $75.46            $129.02            $275.33
MFS Growth with Income                                    $24.52          $75.46                -                  -
MFS Research                                              $24.52          $75.46            $129.02            $275.33
Morgan Stanley Emerging Markets
   Equity                                                 $33.96         $103.52            $175.33            $365.18
EQ/Putnam Balanced                                        $25.05          $77.03            $131.64            $280.54
EQ/Putnam Growth & Income
   Value                                                  $24.52          $75.46            $129.02            $275.33
EQ/Putnam International Equity                            $28.19          $86.43                -                  -
EQ/Putnam Investors Growth                                $25.57          $78.60                -                  -
T. Rowe Price Equity Income                               $24.52          $75.46            $129.02            $275.33
T. Rowe Price International Stock                         $28.19          $86.43            $147.24            $311.26
Warburg Pincus Small Company
   Value                                                  $26.09          $80.17            $136.86            $290.88
----------------------------------------------------------------------------------------------------------------------------

-------

(1) The amount accumulated could not be paid in the form of an annuity payout option at the end of any of the periods shown in the examples. This is because the amount applied to purchase an annuity payout option must be at least $3,500. See "Accessing your money." In some cases, charges for state premium or other applicable taxes will be deducted from the amount applied, if applicable.

(2) Actual administrative charges may be less if you, as employer, are billed directly for the quarterly administrative charge or if we do not deduct the quarterly administrative charge.

IF YOU ELECT AN ANNUITY PAYOUT OPTION:

Assuming an annuity payout option could be issued (see Note (1) above), and you elect a life annuity payout option, the expenses shown in the above table of the example for if you do not withdraw any retirement account value would, in each case, be increased by $2.53 based on the average amount applied to annuity payout options in 1998. See "Annuity administrative fee" under "Charges and expenses."

CONDENSED FINANCIAL INFORMATION

Please see the Appendix at the end of this prospectus for the unit values and number of units outstanding as of the periods shown for the variable investment options available as of December 31, 1998.

--------------------------------------------------------------------------------
16  CONTRACT FEATURES AND BENEFITS
--------------------------------------------------------------------------------
1
Contract features and benefits

--------------------------------------------------------------------------------

HOW CONTRIBUTIONS CAN BE MADE

Employers and plan trustees may make contributions at any time by either wire transfer or check. Participants should not send contributions directly to Equitable Life. There is no minimum contribution amount, however, we have the right to require a minimum aggregate amount of contributions. All contributions made by check must be drawn on a U.S. bank, in U.S. dollars, and made payable to Equitable Life. We do not accept third-party checks endorsed to us except for rollover contributions from a qualified plan, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form. We also have the right to stop accepting contributions upon notice to employers and plan trustees.

Your initial contribution must generally be preceded or accompanied by all properly completed forms. Failure to use the proper form, or to complete the form properly, may result in a delay in crediting contributions. Employers should send all contributions to Equitable Life at the processing office. See "How to reach us."

If we receive your initial contribution before we receive the signed enrollment form or the allocation instructions on the form are incomplete (e.g., do not add up to 100%), we will allocate all or a portion of your initial contribution to the plan's default option. The plan's default option may be either the guaranteed interest account option or Alliance Money Market option. If your instructions add up to less than 100%, we will only allocate the portion of the contribution for which we do not have instructions to the default option. If your instructions add up to more than 100%, we will allocate the entire amount of the contribution to the default option. We will then notify your employer or plan trustee and request corrected instructions. If we do not receive corrected instructions after sending three notices, but in no event later than 105 days from the date a contribution is first credited to the default option, we will return to the employer or plan trustee, whichever applies, all contributions for which notices had been sent, plus earnings.

We will return the contribution to the employer or plan trustee in five business days, if we have not received the signed form or corrected allocation instructions, unless we have obtained your permission to continue to hold the contribution.

--------------------------------------------------------------------------------
Our "business day" generally is any day on which Equitable Life is open and the New York Stock Exchange is open for trading.
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options available are the 36 variable investment options and the guaranteed interest account option.

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the 36 variable investment options will depend on the investment performance of the underlying portfolios. Only 25 variable investment options can be active at any one time. If, at a later date, we offer additional investment options, a limit of 45 investment options can be chosen over the life of the contract. Listed below are the currently available portfolios, their investment objectives, and their advisers.

--------------------------------------------------------------------------------
The employer or plan trustee can choose from among 36 variable investment options.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              CONTRACT FEATURES AND BENEFITS  17
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
PORTFOLIOS OF EQ ADVISORS TRUST
--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                     OBJECTIVE                                         ADVISER
--------------------------------------------------------------------------------------------------------------------------
Alliance Aggressive Stock         Long-term growth of capital                       Alliance Capital Management L.P.
--------------------------------------------------------------------------------------------------------------------------
Alliance Balanced                 High return through a combination of current      Alliance Capital Management L.P.
                                  income and capital appreciation
--------------------------------------------------------------------------------------------------------------------------
Alliance Common Stock             Long-term growth of capital and increasing        Alliance Capital Management L.P.
                                  income
--------------------------------------------------------------------------------------------------------------------------
Alliance Conservative Investors   High total return without, in the adviser's       Alliance Capital Management L.P.
                                  opinion, undue risk to principal
--------------------------------------------------------------------------------------------------------------------------
Alliance Equity Index             Total return (before EQ Advisors Trust and        Alliance Capital Management L.P.
                                  Separate Account A annual expenses) that
                                  approximates the total return performance of
                                  the Standard & Poor's 500 Composite Stock
                                  Price Index
--------------------------------------------------------------------------------------------------------------------------
Alliance Global                   Long-term growth of capital                       Alliance Capital Management L.P.
--------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income        High total return through a combination of        Alliance Capital Management L.P.
                                  current income and capital appreciation
--------------------------------------------------------------------------------------------------------------------------
Alliance Growth Investors         High total return consistent with the adviser's   Alliance Capital Management L.P.
                                  determination of reasonable risk
--------------------------------------------------------------------------------------------------------------------------
Alliance High Yield               High return by maximizing current income          Alliance Capital Management L.P.
                                  and, to the extent consistent with that
                                  objective, capital appreciation
--------------------------------------------------------------------------------------------------------------------------
Alliance Intermediate             High current income consistent with relative      Alliance Capital Management L.P.
Government Securities             stability of principal
--------------------------------------------------------------------------------------------------------------------------
Alliance International            Long-term growth of capital                       Alliance Capital Management L.P.
--------------------------------------------------------------------------------------------------------------------------
Alliance Money Market             High level of current income while preserving     Alliance Capital Management L.P.
                                  assets and maintaining liquidity
--------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth        Long-term growth of capital                       Alliance Capital Management L.P.
--------------------------------------------------------------------------------------------------------------------------
Alliance Quality Bond             High current income consistent with               Alliance Capital Management L.P.
                                  preservation of capital
--------------------------------------------------------------------------------------------------------------------------
Alliance Small Cap Growth         Long-term growth of capital                       Alliance Capital Management L.P.
--------------------------------------------------------------------------------------------------------------------------
Calvert Socially Responsible*     Long-term capital appreciation                    Calvert Asset Management Company, Inc.
                                                                                    and Brown Capital Management, Inc.
--------------------------------------------------------------------------------------------------------------------------
Capital Guardian International    Long-term growth of capital by investing          Capital Guardian Trust Company
                                  primarily in non-United States equity
                                  securities
--------------------------------------------------------------------------------------------------------------------------
Capital Guardian Research         Long-term growth of capital                       Capital Guardian Trust Company
--------------------------------------------------------------------------------------------------------------------------
Capital Guardian U.S. Equity      Long-term growth of capital                       Capital Guardian Trust Company
--------------------------------------------------------------------------------------------------------------------------

* Currently not available in the state of California. Please call our customer service department at 1-800-528-0204 for information regarding state availability.

--------------------------------------------------------------------------------
18  CONTRACT FEATURES AND BENEFITS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
PORTFOLIOS OF EQ ADVISORS TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                         OBJECTIVE                                   ADVISER
--------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen                          Capital appreciation                        Evergreen Asset Management Corp.
--------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Foundation               In order of priority, reasonable income,    Evergreen Asset Management Corp.
                                      conservation of capital, and capital
                                      appreciation
--------------------------------------------------------------------------------------------------------------------------
Lazard Large Cap Value*               Capital appreciation                        Lazard Asset Management
--------------------------------------------------------------------------------------------------------------------------
Lazard Small Cap Value*               Capital appreciation                        Lazard Asset Management
--------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Equity      Capital appreciation and, secondarily,      Merrill Lynch Asset Management, L.P.
                                      income
--------------------------------------------------------------------------------------------------------------------------
Merrill Lynch World Strategy          High total investment return                Merrill Lynch Asset Management, L.P.
--------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Companies         Long-term capital growth                    Massachusetts Financial Services Company
--------------------------------------------------------------------------------------------------------------------------
MFS Growth with Income                Reasonable current income and long-term     Massachusetts Financial Services Company
                                      growth of capital and income
--------------------------------------------------------------------------------------------------------------------------
MFS Research                          Long-term growth of capital and future      Massachusetts Financial Services Company
                                      income
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets       Long-term capital appreciation              Morgan Stanley Asset Management Inc.
Equity
--------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Balanced                    Balanced investment                         Putnam Investment Management, Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value       Capital growth, current income is a         Putnam Investment Management, Inc.
                                      secondary objective
--------------------------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity        Capital appreciation                        Putnam Investment Management, Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Investors Growth            Long-term growth of capital and any         Putnam Investment Management, Inc.
                                      increased income that results from this
                                      growth
--------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income           Substantial dividend income and also        T. Rowe Price Associates, Inc.
                                      capital appreciation
--------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock     Long-term growth of capital                 Rowe Price-Fleming International, Inc.
--------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Small Company Value    Long-term capital appreciation              Warburg Pincus Asset Management, Inc.
--------------------------------------------------------------------------------------------------------------------------

* Currently not available in the state of California. Please call our customer service department at 1-800-528-0204 for information regarding state availability.

Other important information about the portfolios is included in the separate prospectus for EQ Advisors Trust attached at the end of this prospectus.

--------------------------------------------------------------------------------
                                              CONTRACT FEATURES AND BENEFITS  19
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

GUARANTEED INTEREST ACCOUNT OPTION

You may allocate some or all of your retirement account value to the guaranteed interest account option if this investment option is available under your employer's plan. The guaranteed interest account option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information."

We credit interest daily to amounts in the guaranteed interest account option. There are three levels of interest rates in effect at the same time in the guaranteed interest account option:

(1)  the minimum interest rate guaranteed over the life of the contract,

(2)  the yearly guaranteed interest rate for the calendar year, and

(3)  the current interest rate.

Allocations to the guaranteed interest account option are guaranteed to earn interest at least equal to the yearly guaranteed interest rate. The guaranteed interest rate for 1999 is 4% and for 2000 is 4%. We guarantee that the yearly guaranteed interest rate will never be less than 3%.

Currently, we also declare a quarterly interest rate that will not be lower than the yearly guaranteed interest rate. The current quarterly rate applies to all amounts in the guaranteed interest account. We can discontinue our practice of declaring quarterly rates at our discretion. We may also declare rates based on:

o    the date amounts were credited to the account, or

o    the date your employer's plan enrolled under the contract.

We set interest rates periodically at our discretion according to our procedures that we have in effect at the time. All interest rates are effective interest rates, but before deduction of quarterly administrative charges or any withdrawal charge.

CONTRACT TERMINATION

Contract termination occurs:

1. when the employer or plan trustee informs us that it is terminating a plan's participation under the contract, in whole or in part, or

2. when we deliver written notice to the employer or plan trustee that we are terminating a plan's participation under the contract because:

     (a)  the plan fails to qualify under the Internal Revenue Code, or

     (b) we cannot properly administer the contract because the plan has failed to provide us with the necessary participant information.

EFFECTS OF PLAN OR CONTRACT TERMINATION

We will generally pay withdrawals from the guaranteed interest account option following a contract termination, or on behalf of a participant covered by a plan that has terminated, in six annual installments. However, in the case of a contract termination, employers may instead elect to receive such amounts immediately in a single payment. The single payment will be subject to a market value adjustment (discussed below). Amounts payable in installments are not subject to a withdrawal charge.

There is no installment payout requirement or a market value adjustment for withdrawals made:

1)   as a result of:

     o    a participant's death,

     o    attainment of the normal retirement age under the employer's plan,

     o    disability, or

     o    separation from service;


2) to purchase an annuity payout option that depends on the life of an annuitant; or

--------------------------------------------------------------------------------
20  CONTRACT FEATURES AND BENEFITS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

3)   to satisfy the Internal Revenue Code's minimum distribution requirements.

--------------------------------------------------------------------------------
An annuitant is the measuring life for determining payments. You, the participant, are also an annuitant.
--------------------------------------------------------------------------------

We do not permit transfers to or from the guaranteed interest account option once installment payments begin after a contract termination. Transfers out of the guaranteed interest account option are also restricted for terminated plan participants once we receive notice of a plan termination. A "plan termination" is the termination, either in whole or in part, of the employer's defined contribution plan when there is no successor plan. Employers and plan trustees must give us 90 days advance notice of a plan termination.

We will make single sum payments (and impose a market value adjustment) rather than make installment payments under certain circumstances such as when there are relatively few participants remaining following a plan termination.

MARKET VALUE ADJUSTMENT

To determine the market value adjustment, we calculate the amount of the market value change (which may be positive or negative) for each calendar quarter that your employer's plan held retirement account values in the guaranteed interest account option (each a "quarterly period"). We calculate each market value change for each quarterly period as follows:

1) We subtract the average interest rate on 5-year U.S. Treasury notes during the quarterly period from the interest rate of a 5-year U.S. Treasury note on the calculation date. The "calculation date" will be the fifth business day prior to the date we pay the withdrawal.

2) We multiply the result in (1) by the employer's net cash flow in the guaranteed interest account option. Net cash flow is contributions, interest credited and transfers in, minus withdrawals, transfers out and fees. The actions of other participants (e.g., transfers, withdrawals, etc.) can affect a plan's cash flow, and thus the amount of the market value adjustment applied to your withdrawal.

3) We then multiply the result in (2) by a fraction equal to the number of calendar days from the date of the withdrawal to the maturity date for the given quarterly period over 365. The "maturity date" is the fifth anniversary of the first business day of the given quarterly period.

Finally we add together the amount of each market value change for each quarterly period, and divide by the total amount of retirement account values held in the guaranteed interest account option under your employer's plan on the date of the withdrawal. If the sum of these market value changes is negative, then the market value adjustment is zero. If it is positive, this is the market value adjustment that is imposed, subject to the following conditions:

o You will not receive less than the amounts contributed to the guaranteed interest account option on your behalf plus interest credited at 3% (the minimum guaranteed rate). Further, the market value adjustment may not exceed 7%. We will reduce the market value adjustment as necessary to meet these conditions.

o If the withdrawal charge that applies to the amount withdrawn from the guaranteed interest account option is greater than the market value adjustment, we will impose the withdrawal charge instead of the market value adjustment.

The contract prohibits the employer or plan trustee from influencing participants' decisions regarding allocations, transfers or withdrawals to or from the guaranteed interest account option. We may prohibit transfers to or from the guaranteed interest account option and/or impose a contract termination for violations of this provision.

SELECTING INVESTMENT OPTIONS (EMPLOYERS AND PLAN TRUSTEES)

You, as employer or plan trustee, can fund your plan with up to 25 active variable investment options at any one time, and a limit of 45 investment options over the life of the

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                                              CONTRACT FEATURES AND BENEFITS  21
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

contract if we offer additional investment options in the future. You make your selection on the application. You may change this selection subject to our rules that we have in effect at that time.

If you choose any one of the Alliance Conservative Investors, Alliance High Yield, Alliance Intermediate Government Securities, or Alliance Quality Bond options, you must also select the Alliance Money Market option. Also, if you select the guaranteed interest account option and any one of the above-listed options, certain restrictions will apply to transfers out of the guaranteed interest account option. See "Transferring your money among investment options." Lastly, if you do not select any of the above-listed options, you must elect the guaranteed interest account option as a funding option.

ALLOCATING YOUR CONTRIBUTIONS

We allocate contributions to the investment options according to the allocation percentages on the participant's enrollment form or as later changed. Under participant-directed plans, you, as participant, will generally provide those allocation percentages. In trustee-directed plans, the plan trustee will provide those percentages. Employees and employers may allocate contributions in different percentages. Some plans may allow participant-directed contributions only for employee post-tax and salary-deferral contributions.

You should review your confirmation notices carefully to determine whether your contributions have been allocated correctly.

Unless restricted by your employer's plan, you can change your allocation percentages at any time. To change your allocation instructions, you can file a change of investment allocation form with your employer or plan trustee to be forwarded to our processing office. If your employer elects to use TOPS, you can change your allocation percentages over the phone. The change will remain in effect for future contributions unless you request another change.

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22  CONTRACT FEATURES AND BENEFITS
--------------------------------------------------------------------------------
2
Determining your retirement account value

--------------------------------------------------------------------------------

DETERMINING YOUR RETIREMENT ACCOUNT VALUE

Your "retirement account value" is the total of the amounts you have in the variable investment options and the guaranteed interest account option. These amounts are subject to certain fees and charges discussed under "Charges and expenses."

If you make a partial or full withdrawal or if your employer terminates a plan's participation in the MOMENTUM PLUS program, your retirement account value will be reduced by any withdrawal charge and/or any market value adjustment that applies.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

The unit value for each variable investment option depends on the investment performance of that option, minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless you make additional contributions, make a withdrawal, take a loan, make a loan repayment, or transfer amounts among investment options. In addition, when we deduct the withdrawal charge, the quarterly administrative charge and certain other charges, the number of units credited to your contract will be reduced. A description of how unit values are calculated is found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST ACCOUNT OPTION

Your value in the guaranteed interest account option at any time equals: your contributions, transfers and loan repayments to that option, plus interest, less withdrawals, loans, and transfers out of the option, and charges we deduct.

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                            TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS  23
--------------------------------------------------------------------------------
3
Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR RETIREMENT ACCOUNT VALUE

Subject to certain restrictions, the contract permits transfers of all or a portion of your retirement account value among the investment options at any time. Your employer's plan may, however, impose restrictions on transfers. We also offer an automatic transfer service described under "Investment Simplifier: automatic transfer options" below. There is no charge for transfers.

Participants may make transfer requests by filing a request form to transfer with their employer or plan trustee to be forwarded to our processing office. You can also use our TOPS system to make transfers among the investment options if your employer has adopted the system.

If your employer elects to fund your plan with the guaranteed interest account option and any of the Alliance Conservative Investors, Alliance High Yield, Alliance Intermediate Government Securities, Alliance Money Market, or Alliance Quality Bond options, the maximum amount that may be transferred from the guaranteed interest account option to any other variable investment option during a "transfer period" is the greater of:

(i) 25% of the amount you had in the guaranteed interest account option as of the last business day of the calendar year immediately preceding the current calendar quarter, or

(ii) the total of all amounts you transferred out of the guaranteed interest account option during the same immediately preceding calendar year.

--------------------------------------------------------------------------------
A transfer period is the calendar quarter in which the transfer request is made and the preceding three calendar quarters.
--------------------------------------------------------------------------------

Generally, this means that new participants may not transfer funds out of the guaranteed interest account option during the first calendar year of their participation under the contract.

We will not permit transfers out of the guaranteed interest account option for 90 days after we receive notice of a plan termination. However, automatic transfers under the fixed-dollar option and the interest sweep option will continue during this 90-day period. After 90 days, the transfer limitation described above will go into effect for all transfers (regardless of which variable investment options are available under your employer's plan).

Transfers you make from the guaranteed interest account option when there is no transfer limitation in effect will not count against the maximum transfer amount if the transfer limitation subsequently goes into effect.

If the employer or plan trustee has transferred assets to the MOMENTUM PLUS contract from another funding vehicle, you may transfer, for the remainder of the calendar year in which the assets have been transferred, up to 25% of the amount that is initially allocated to the guaranteed interest account option on your behalf.

We may, at any time, restrict the use of market timers and other agents acting under a power of attorney who are acting on behalf of more than one participant. Any agreements to use market timing services to make transfers are subject to our rules in effect at that time.

A transfer request does not change your percentages for allocating current or future contributions among the investment options. We will confirm all transfers in writing.

INVESTMENT SIMPLIFIER: AUTOMATIC TRANSFER OPTIONS

Your employer can elect to provide one of two automatic options for transferring amounts from the guaranteed interest account option to the variable investment options. The transfer options are the "fixed-dollar option" and the "interest sweep option." You may select one or the other, but not both.

FIXED-DOLLAR OPTION. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest account option and into the variable investment options of your choice on a monthly basis. You

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24  TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

can specify the number of monthly transfers or instruct us to continue to make monthly transfers until available amounts in the guaranteed interest account option have been transferred out.

In order to elect the fixed-dollar option you must have a minimum of $5,000 in the guaranteed interest account option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest account option transfer limitation described above.

The fixed-dollar option is a form of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

INTEREST SWEEP OPTION. Under the interest sweep option, each month we transfer the amount of interest credited to amounts you have in the guaranteed interest account option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest account option on the date we receive your election and on the last business day of each month after that to participate in the interest sweep option. The interest sweep option is not subject to the transfer restrictions mentioned above.

You may elect an automatic transfer option by filing an election form with your employer or plan trustee. The first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

TERMINATION OF AN AUTOMATIC TRANSFER OPTION. Automatic transfer options will terminate:

o Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available for transfer from the guaranteed interest account option has been transferred out.

o Under the interest sweep option, when the amount you have in the guaranteed interest account option falls below $7,500 (determined on the last business day of the month) for two months in a row.

o Under either option, on the date we receive your written request to terminate automatic transfers, or on the date your contract terminates.

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                                                        ACCESSING YOUR MONEY  25
--------------------------------------------------------------------------------
4
Accessing your money

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WITHDRAWALS AND TERMINATION

Subject to any restrictions in your employer's plan, the contract allows your employer or plan trustee, whichever applies, to make a withdrawal from your retirement account value on your behalf by submitting a completed withdrawal form to our processing office. We will process your withdrawal request on the business day we receive the required information. We will send withdrawal proceeds to your employer or plan trustee, unless your employer has elected our full-service plan recordkeeping option which provides for direct distribution to participants. If we receive only partially completed information, we will return the request to the employer or plan trustee for completion before we can process it.

As a deterrent to premature withdrawal (generally before age 591|M/2) federal income tax rules provide certain restrictions on and penalties for early withdrawals. In addition, for payments made directly to participants, we withhold income taxes from the amount withdrawn unless an exception applies. See "Tax information."

The employer or plan trustee may also terminate its entire participation under the contract by writing to our processing office. In addition, if a plan does not qualify under federal income tax rules, or, if you fail to provide us with the participant data necessary to administer the contract, we may return the plan assets to the employer or plan trustee.

Withdrawals or terminations may result in a withdrawal charge, an installment payout, and/or a market value adjustment. See "Effects of plan or contract termination" under "Contract features and benefits" and "Charges that Equitable Life deducts" under "Charges and expenses."

FORFEITURES

Forfeitures can arise when a participant who is not fully vested under a plan terminates employment. Under the terms of the Master Plan and Trust and the Pooled Trust, when a forfeiture occurs, we will withdraw the unvested portion of the retirement account value and deposit such amount in a forfeiture account. We allocate amounts in the forfeiture account to the "default option." The default option is the Alliance Money Market option, if that is an option under your plan. Otherwise, the guaranteed interest account option is the default option. For more information on vesting, refer to the SAI.

We will reallocate amounts from the forfeiture account as contributions to participant accounts in accordance with instructions received by the employer or plan trustee, whichever applies. Special rules apply to how the withdrawal charge will apply when forfeitures have occurred. See "Withdrawal charge" under "Charges and expenses."

PLAN LOANS

The contract permits your employer or plan trustee to withdraw funds from your retirement account value, without incurring a withdrawal charge, in order to make a loan to you under your employer's plan. Your employer can tell you whether loans are available under your plan.

Employers who adopt the Master Plan and Trust may choose to offer its loan feature. The availability of loans under an individually designed or prototype plan depends on the terms of the plan.

Employers transferring plan assets to the MOMENTUM PLUS program may also transfer outstanding plan loans to the contract. We call these loans "takeover loans." We will allocate repayments of takeover loans to the default option.

You presently may not borrow from your vested retirement account value without first obtaining a prohibited transaction exemption from the Department of Labor ("DOL") if you are:

o    a partner who owns more than 10% of the business, or


o a shareholder-employee of an S Corporation who owns more than 5% of the business.

Consult with your attorney or tax adviser regarding the advisability and procedures for obtaining such an exemption.

Participants should apply for a plan loan through their employer or the plan trustee, whichever applies. The employer or plan trustee and the participant must complete

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26  ACCESSING YOUR MONEY
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--------------------------------------------------------------------------------

and sign a loan agreement and application before we make any plan loans. Before taking a plan loan, married participants must generally obtain written consent of their spouse. In addition, participants should always consult their tax adviser before taking out a plan loan.

We permit only one outstanding plan loan at any time. We will permit any number of takeover loans at any time. You may not have both takeover loans and plan loans outstanding at the same time. The minimum loan is $1,000 and the maximum is 50% of your vested retirement account value and cannot exceed $50,000. This $50,000 limit is reduced by the excess (if any) of the highest outstanding loan balance in the previous twelve months over the outstanding balance of plan loans on the date the loan was made. When you request the loan you may specify from which investment options the plan loan is to be deducted. The loan term must comply with any law that applies. See "Additional Loan Provisions" in the SAI and "Tax information" of this prospectus.

For a description of charges associated with plan loans, see "Plan loan charges" under "Charges and expenses."

Your employer or the plan trustee will set the interest rate that applies to your plan loan under the terms of your employer's plan. Each employer or plan trustee is responsible for determining the interest rate that applies to each loan. We will add all interest (as well as principal) that you pay to your retirement account value. The interest paid in repaying a loan may not be deductible, but amounts paid as interest on your loan will be taxable when it is distributed.

Plan loan repayments covering interest and principal will be due according to the repayment schedule determined according to the terms of the employer's plan. Participants should send plan loan repayments to the plan administrator and not to Equitable Life. All plan loan payments made by the plan administrator to us must be made by check or wire transfer subject to the same rules for contributions. See "How contributions can be made."

You may prepay a plan loan in whole or in part at any time. We will apply any payments we receive to interest first and principal second. Plan loan repayments will be allocated to the investment options according to the instructions we receive on the loan request form.

A plan loan will be in default if:

o we do not receive the amount of any scheduled repayment within 90 days of its due date,

o    the participant dies, or

o    participation under the contract terminates.


We may then treat the plan loan principal as a withdrawal subject to the withdrawal charge.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include payment of a death benefit, or payment of any portion of your retirement account value (less any withdrawal charge). We may postpone such payments or applying proceeds for any period during which:

(1)  the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest account option for up to six months while you are living.

CHOOSING YOUR ANNUITY PAYOUT OPTIONS

MOMENTUM PLUS offers you several choices for receiving retirement income. Each of the annuity options provides for fixed annuity payments. You can choose from among the five different annuity payout options listed below. Your choices are always subject to the terms of your employers plan.

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                                                        ACCESSING YOUR MONEY  27
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annuity Payout Options        Life annuity Life
                              annuity -- period certain Life
                              annuity -- refund certain Period
                              certain annuity
                              Qualified joint and survivor life
--------------------------------------------------------------------------------

ANNUITY PAYOUT OPTIONS

You can choose from among the following annuity payout options:


o Life annuity: An annuity that guarantees payments for the rest of your life. Payments end with the last monthly payment before your death. Because there is no death benefit with this payout option, it provides the highest monthly payment of any of the life annuity options. The monthly payments terminate with your death.

o Life annuity -- period certain: An annuity that guarantees payments for the rest of your life, and, if you die before the end of a selected period of time ("period certain"), provides payments to the beneficiary for the balance of the period certain. The period certain is usually 5, 10, 15, or 20 years.

o Life annuity -- refund certain: An annuity that guarantees payments for the rest of your life, and, if you die before the amount applied to purchase the annuity option has been recovered, provides payments to the beneficiary that will continue until that amount has been recovered.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This option does not guarantee payments for the rest of your life.

o Qualified joint and survivor life annuity: An annuity that guarantees lifetime income to you, and after your death, continuation of income to your surviving spouse. Generally, unless married participants elect otherwise with the written consent of their spouse, this will be the normal form of annuity payment for plans such as the Master Plan and Trust.

The MOMENTUM PLUS contract offers fixed annuity payout options. We guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity payments in your contract or on our then current annuity rates, whichever is more favorable for the participant.

The life annuity, life annuity -- period certain, and life annuity -- refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of your life and, after your death, continuation of payments to your surviving spouse.

The chart below compares the financial value of the different annuity payout options. The example assumes at the time payments commence:

o    a $100,000 initial contribution;

o    both the annuitant and the joint annuitant are 65;

o    fixed annuity rates that are currently guaranteed in the contract;

o    no state premium taxes; and

o    no withdrawal charges.

We can change the actuarial basis for the fixed annuity rates only for new contributions and only after the fifth anniversary of the date the contract is issued. Subsequent changes must be at least five years after any previous change. Certain legal requirements may limit the forms of annuity available to you.

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28  ACCESSING YOUR MONEY
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--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                   AMOUNT TO BE             RATE PER
                                                                    APPLIED ON              $1.00 OF          MONTHLY
                                                                     ANNUITY                 MONTHLY          ANNUITY
ANNUITY FORM                                                       FORM ELECTED              ANNUITY          PROVIDED
------------------------------------------------------------------------------------------------------------------------
Life                                                                 $100,000               $207.42           $482.11
5 Year Certain Life                                                   100,000                208.32            480.04
10 Year Certain Life                                                  100,000                211.15            473.60
15 Year Certain Life                                                  100,000                216.29            462.34
20 Year Certain Life                                                  100,000                224.23            445.98
100% Joint & Survivor Life                                            100,000                243.17            411.23
75% Joint & Survivor Life                                             100,000                234.24            426.92*
50% Joint & Survivor Life                                             100,000                225.30            443.86*
100% Joint & Survivor - 5 Year Certain Life**                         100,000                243.19            411.20
100% Joint & Survivor - 10 Year Certain Life**                        100,000                243.37            410.90
100% Joint & Survivor - 15 Year Certain Life**                        100,000                244.03            409.79
100% Joint & Survivor - 20 Year Certain Life**                        100,000                245.83            406.79
------------------------------------------------------------------------------------------------------------------------

* Represents the amount payable to the primary annuitant. A surviving joint annuitant would receive the applicable percentage of the amount paid to the primary annuitant.

** You may also elect a joint and survivor annuity - period certain with a monthly benefit payable to the surviving joint annuitant in any percentage between 50 and 100.

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                                                        ACCESSING YOUR MONEY  29
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

We offer other payout options not outlined here. Your financial professional can provide details.

SELECTING AN ANNUITY PAYOUT OPTION

In order to elect an annuity payout option, a retirement account value must be at least $3,500. Once you have selected a payout option and payments have begun, no change can be made.

The amount of the annuity payments will depend on:

(1)  the amount applied to purchase the annuity;

(2)  the type of annuity chosen; and

(3) in the case of a life annuity, the participant's age (or the participant's and joint annuitant's ages).

MINIMUM DISTRIBUTIONS (AUTOMATIC MINIMUM WITHDRAWAL OPTION) - OVER AGE 70 1/2

Under the federal income tax rules, distributions from qualified plans generally must begin by April 1st of the calendar year after the calendar year in which the participant reaches age 70 1/2, or retires from the employer sponsoring the plan, whichever is later. For participants who own more than 5% of the business, minimum distributions must begin after age 70 1/2 even if they are still working. Subsequent distributions must be made by December 31st of each calendar year (including the calendar year in which distributions must begin).

If you, the participant, take less than the required minimum distribution in any year, you could have to pay a 50% penalty tax on the "shortfall" (required amount less amount actually taken).

AUTOMATIC MINIMUM WITHDRAWAL OPTION

The "automatic minimum withdrawal option" is a payment option we designed to help you, the participant, meet required minimum distributions. If you elect the automatic minimum withdrawal option, we will withdraw the amount that federal income tax rules require you to withdraw from your retirement account value. We calculate the amount to be withdrawn under this option based on the information you give us, the various choices you make, and certain assumptions. We assume that the funds you hold under your contract are the only funds subject to required minimum distributions. We are not responsible for errors that result from inaccuracies of information you provide. We describe the choices you can make in the SAI.

You may elect the automatic minimum withdrawal option if you, the participant, are at least age 70 1/2 and have a retirement account value of at least $3,500. You can elect the automatic minimum withdrawal option by filing the proper election form with your employer.

You may discontinue the automatic minimum withdrawals program at any time. Generally, electing this option does not restrict you from taking additional partial withdrawals or subsequently electing an annuity payout option.

The automatic minimum withdrawal option is not available if you have an outstanding loan.

The minimum amount that you may receive under this option is $300, or your retirement account value, whichever is less.

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30  THE MOMENTUM PLUS PROGRAM
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5
The MOMENTUM PLUS program

--------------------------------------------------------------------------------

This section is primarily directed at employers and plan trustees.

The MOMENTUM PLUS program offers, according to the terms of either the Master Plan and Trust or the Pooled Trust, a group variable annuity contract as a funding vehicle for employers who sponsor "qualified retirement plans." A defined contribution plan is a retirement plan that provides for an individual account for each plan participant, and for benefits based solely on the amounts contributed to such an account and any income, expenses, gains and losses. A qualified defined contribution plan is a defined contribution plan that meets the requirements of Section 401(a) of the Internal Revenue Code and Treasury regulations that apply.

You, the employer or plan trustee, whichever applies, are responsible for determining whether the MOMENTUM PLUS contract is a suitable funding vehicle for your defined contribution plan. You should read this prospectus and the MOMENTUM PLUS contract before entering into the contract.

MASTER PLAN AND TRUST

As an employer, subject to Equitable Life's underwriting requirements, you can use the MOMENTUM PLUS program to adopt the Master Plan and Trust, in which case the Master Trust will be the sole funding vehicle for your plan. The Master Trust is funded by the contract.

The Master Plan and Trust consists of Internal Revenue Service ("IRS") approved master defined contribution plans, all of which use the same basic plan document. They include:

o a standardized and nonstandardized profit-sharing plan (both with an optional qualified cash or deferred arrangement pursuant to Section 401(k) of the Internal Revenue Code); and

o    a standardized and a nonstandardized defined contribution pension plan.

An employer may adopt one or more of these plans. The plans are all participant-directed. That means the plan participants choose which variable investment options to use for the investment of their plan accounts. The plans are designed to meet the requirements of the Employee Retirement Income Security Act of 1974 ("ERISA") Section 404(c). See "Certain rules applicable to plans designed to comply with section 404(c) of ERISA" under "Tax information."

If you adopt the Master Plan and Trust, you must choose our full-service plan recordkeeping option. The SAI contains more information about the Master Plan and Trust.

POOLED TRUST

The Pooled Trust is available for qualified defined contribution plans with either participant-directed or trustee-directed investments. If you elect the basic plan recordkeeping option you may use either the Pooled Trust or your own individually designed or prototype qualified defined contribution plan document. You may not use the Master Plan. The full-service recordkeeping option is not available with the Pooled Trust. However, we may offer to perform additional plan recordkeeping services for an additional charge.

If you adopt the Pooled Trust, the contract provides that it must be your plan's sole funding vehicle unless we agree otherwise. Both the Pooled Trust and the Master Plan and Trust use the same group variable annuity contract (i.e., the MOMENTUM PLUS contract).

TRUSTEE

Chase Manhattan Bank N.A. currently is the trustee under both the Pooled Trust and the Master Plan and Trust. The sole responsibility of Chase Manhattan Bank N.A. is to serve as a party to the MOMENTUM PLUS contract. It has no responsibility for the administration of the MOMENTUM PLUS program or for any distributions or duties under the contract. The Master Plan and Trust and the Pooled Trust will not be available in certain states and in certain situations, where the MOMENTUM PLUS contract is only issued directly to the employer or plan trustee. Employers in those states and situations will not be able to use our full-service plan recordkeeping option.

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                                                   THE MOMENTUM PLUS PROGRAM  31
--------------------------------------------------------------------------------


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EMPLOYER'S RESPONSIBILITIES

If you elect the full-service recordkeeping option, your responsibilities relating to the administration and qualification of your plan will include:

o    sending us contributions at the proper time;

o    determining the amount of all contributions for each participant;

o    maintaining all personnel records necessary for administering your plan;

o    determining who is eligible to receive benefits;

o    forwarding all the forms to us that employees are required to submit;

o arranging to have all reports distributed to employees and former employees if you elect to have them sent to you;

o    arranging to have our prospectuses distributed;

o filing an annual information return for your plan with the IRS, if required;

o providing us with the information needed for running special nondiscrimination tests, if you have a 401(k) plan or if your plan accepts post-tax employee or employer matching contributions, and making any corrections if you do not pass the test;

o selecting interest rates and monitoring default procedures, if you elect to offer participant loans in your plan; and

o meeting the requirements of ERISA Section 404(c) if you intend for your plan to comply with that section.

The plan recordkeeping services agreement contains other responsibilities of the employer relating to the administration and qualification of your plan. All plans that elect the full-service plan recordkeeping option must enter into the recordkeeping services agreement. We will give you guidance and assistance in performing your responsibilities; however, you are ultimately responsible. Employers who use an individually designed or a prototype plan already have most of these responsibilities; therefore, adopting the Pooled Trust will not increase such responsibilities.

ADOPTING THE MOMENTUM PLUS PROGRAM

To adopt the Master Plan and Trust, you, as the employer, must complete and sign a participation agreement and complete certain other installation forms and agreements.

To adopt the Pooled Trust, a plan trustee must execute a Pooled Trust participation agreement. Return your completed participation agreement to the address specified on the form. You should keep copies of all completed forms for your own records. In addition, the employer or plan trustee, whichever applies, must complete a contract application in order to participate in the contract.

Your financial professional can help you complete the participation agreement and the contract application. We recommend that your tax or benefits adviser review the participation agreement.

The provisions of your plan or applicable laws or regulations may be more restrictive than the MOMENTUM PLUS contract. We reserve the right to amend the MOMENTUM PLUS contract without the consent of any other person to comply with laws and regulations that may apply.

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32  PLAN RECORDKEEPING SERVICES
--------------------------------------------------------------------------------
6
Plan recordkeeping services

--------------------------------------------------------------------------------

We offer two plan recordkeeping options: basic recordkeeping or full-service recordkeeping. Employers must elect one of these options for each plan. If you elect the full-service recordkeeping option, you must adopt the Master Plan and Trust.

BASIC RECORDKEEPING OPTION

Our basic recordkeeping option includes:

o    accounting by participant;

o    accounting by source of contributions;

o plan administration manual and forms (including withdrawal, transfer, loan processing, and account allocation forms);

o provision of annual 5500 series Schedule A report information for use in making the plan's annual report to the IRS and the DOL; and

o    plan loan processing, if applicable.

For an additional fee, we will also, based on information submitted by employers, direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS. Employers who elect this service must enter into a written agreement with Equitable Life. The written agreement specifies the fees for this service.

FULL-SERVICE RECORDKEEPING OPTION

A full-service recordkeeping option is available for employers who adopt the Master Plan and Trust. Under this option, we will provide the following plan recordkeeping services in addition to the services described above:

o    Master Plan and Trust documents approved by the IRS;

o assistance in interpreting the Master Plan and Trust, including plan installation and ongoing administrative support;

o    assistance in annual reporting with the IRS and the DOL;

o plan administration manual and forms (including withdrawal, transfer, loan processing, and account allocation forms);

o    performance of vesting calculations;

o performance of special nondiscrimination tests applicable to Internal Revenue Code Section 401(k) plans;

o tracking of hardship withdrawal amounts in Internal Revenue Code Section 401(k) plans; and

o direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS.

Employers or plan trustees who elect the full-service recordkeeping option must sign a plan recordkeeping services agreement. This agreement specifies the fees for the recordkeeping services and describes any additional services that we will provide.

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7
Charges and expenses

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CHARGES THAT EQUITABLE LIFE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit value of each variable investment option:

o    A mortality and expense risk charge.

o    An expense charge.

We deduct the following charges from each retirement account value. When we deduct these charges, the number of units is reduced. Any portion of the charge deducted from the guaranteed interest account option is withdrawn in dollars:

o    A quarterly administrative charge.

o    A withdrawal charge when you make certain withdrawals.

o    A loan set-up charge when a plan loan is made.

o A recordkeeping charge on the last business day of each calendar quarter if there is an active loan.

o Charges at the time annuity payments begin - charges for state premium and other applicable taxes. An annuity administrative fee may also apply.

We also bill the employer directly an annual charge for plan recordkeeping services. More information about these charges appears below.

CHARGES TO VARIABLE INVESTMENT OPTIONS

We deduct a daily charge from the net assets in each variable investment option to compensate us for expense risks, mortality risks, and other expenses. We deduct this charge daily at a guaranteed maximum annual rate of 1.35% for each variable investment option. The charge is 0.50% for mortality risks, 0.60% for expense risks and 0.25% for other expenses.

The expense risk we assume is the risk that, over time, our actual expense of administering the contract will exceed the amounts we realize from the quarterly administrative expense charge, the expense charge and the loan charges. The mortality risk we assume is that annuitants, as a group, may live longer than anticipated under annuity payout options that depend on the life of an annuitant. We intend the charge for expenses to reimburse us for our costs in providing administrative services under the contract.

To the extent the above charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contract.

QUARTERLY ADMINISTRATIVE CHARGE

On the last business day of each calendar quarter, we deduct an administrative charge from each retirement account value. The charge is currently equal to $7.50 or, if less, 0.50% of the total of the retirement account value plus the amount of any active loan. We deduct this charge from each variable investment option in a specified order based on the source of the contributions. We describe how we deduct this charge in more detail under "How we deduct the quarterly administrative charge" in the SAI.

We will waive this charge for accounts of participants in plans that, prior to October 1, 1993, were using EQUI-VEST Corporate Trusteed, EQUI-VEST Unincorporated Trusteed, EQUI-VEST Annuitant-Owned HR-10 or MOMENTUM as a funding vehicle, and which transferred assets to this contract, if the retirement account value of the MOMENTUM PLUS account is at least $25,000 on the last business day of each calendar quarter. This charge will be prorated for the calendar quarter in which the employer's plan enrolls under the contract. The charge will not be prorated, however, if a participant enrolls during any subsequent calendar quarter. We reserve the right to increase this charge if our administrative costs increase. We will give employers or plan trustees 90 days written notice of any increase.

You, as employer, may choose to have this quarterly administrative charge billed to you directly. However, we reserve the right to deduct the charge from retirement account values if we do not receive payment from the employer.
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34  CHARGES AND EXPENSES
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CHARGE FOR PLAN RECORDKEEPING SERVICES

The annual charge for the basic plan recordkeeping option is $300 (prorated in the first year). We will bill this charge directly to the employer. This charge may be waived in certain cases. Employers may enter into a written agreement with us for direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS. We currently charge a $25 checkwriting fee for each check drawn under the service. We reserve the right to increase these charges if our plan recordkeeping costs increase. We will give employers or plan trustees 90 days written notice of any increase.

There are additional charges if the employer or plan trustee elects to use our full-service plan recordkeeping option. The additional charges will be set out in the recordkeeping services agreement and will depend on the service used.

WITHDRAWAL CHARGE

We do not deduct a sales charge from contributions. However, we assess a charge on amounts withdrawn from retirement account values to help pay the various sales and promotional expenses incurred in selling the contract. The withdrawal charge does not apply after the employer's plan has participated in the contract for five years.

Unless the employer's plan has participated in the contract for five years, we deduct a withdrawal charge for:

o in-service withdrawals that are direct rollovers to an individual retirement account or another qualified plan not funded by an Equitable Life contract;

o in-service withdrawals from the variable investment options following a plan termination;

o in-service withdrawals from the guaranteed interest account option following a plan termination if the market value adjustment is less than the withdrawal charge; and

o    surrenders following a contract termination.

Hardship withdrawals are never subject to a withdrawal charge.

In order to provide the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of any withdrawal charges from your retirement account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge.

The withdrawal charge is 6% of the amount withdrawn or, if less, 8.5% of contributions made on behalf of the participant.

Forfeited retirement account value. If a portion of your retirement account value is forfeited under the terms of your plan, we will assess a withdrawal charge only against vested contribution amounts. Under the basic plan recordkeeping option, the plan trustee must tell us the vested balance. No withdrawal charge applies to money in the forfeiture account that is reallocated to participant accounts. However, if you, as the employer or plan trustee, withdraw the forfeited amount from the contract before it is reallocated to other participants, we will charge you the balance of the withdrawal charge at that time.

WE WILL WAIVE THE WITHDRAWAL CHARGE IF:

o the amount withdrawn is applied to the election of a life annuity payout option;

o    you, the participant, die, retire or become disabled;

o you, the participant, have separated from service (see Section 402(d)(4)(A) of the Internal Revenue Code as in effect under the Tax Reform Act of
     1986);

o the amount withdrawn is intended to satisfy the Internal Revenue Code's minimum distribution requirements (Section 401(a)(9)) applicable after you turn age 70 1/2;

o the amount withdrawn is defined as a "hardship withdrawal" pursuant to Treasury Regulation 1.401(k)-1(d)(2);

o the amount withdrawn is the result of a request for a refund of "excess contributions" or "excess aggregate contributions" as such terms are defined in Section 401(k)(8)(B) and 401(m)(6)(B), respectively, of the Internal Revenue Code, including any gains or losses, and the
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                                                        CHARGES AND EXPENSES  35
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     withdrawal is made no later than the end of the plan year following the plan year for which such contributions were made;

o the amount withdrawn is a request for a refund of "excess deferrals" as such term is defined in Section 402(g)(2) of the Internal Revenue Code, including any gains or losses, provided the withdrawal is made no later than April 15th, following the calendar year in which such excess deferrals were made;

o the amount withdrawn is a request for a refund of contributions made due to a mistake of fact made in good faith, provided the withdrawal is made within 12 months of the date such contributions were made and such withdrawal does not include any earnings attributable to such contributions; or

o the amount withdrawn is a request for a refund of contributions that the employer disallowed as a deduction for federal income tax purposes, provided such withdrawal is made within 12 months after the disallowance and such withdrawal does not include any earnings attributable to such contributions.

PLAN LOAN CHARGES

We will deduct a $25 charge from your retirement account value when a plan loan is made. Also, we will deduct a recordkeeping charge of $6 from your retirement account value on the last business day of each calendar quarter if there is an active loan on that date. An "active loan" is the principal amount of any participant plan loan that has neither been repaid nor considered distributed under Section 72(p) of the Internal Revenue Code.

We intend these charges to reimburse us for the added administrative costs associated with processing loans. The $6 per-quarter recordkeeping charge (but not the $25 set-up charge) will apply to takeover loans.

Your employer may elect to pay these charges. We reserve the right to increase these administrative charges if our costs increase. We will give employers or plan trustees 90 days written notice of any increase.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge for applicable taxes such as state premium taxes that may be imposed in your state. Currently, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by state and ranges from 0% to 2% (1% in Puerto Rico and 5% in the U.S. Virgin Islands).

We reserve the right to deduct any such charge from each contribution or from distributions or upon termination. If we deduct any applicable tax charges from contributions, we will not deduct a charge for the same taxes at a later time. If, however, we are charged an additional tax when you make a partial or full withdrawal, your contract terminates, is terminated, or you begin receiving annuity payments, we reserve the right to deduct a charge at that time.

ANNUITY ADMINISTRATION FEE

We generally deduct a fee of up to $200 from the amount to be applied to purchase a life annuity payout option.

CHARGES THAT EQ ADVISORS TRUST DEDUCTS

EQ Advisors Trust deducts charges for the following types of fees and expenses:

o    Investment advisory fees ranging from 0.31% to 1.15%.

o    12b-1 fees of 0.25% for Class IB shares.

o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, custodian fees, and liability insurance.

o    Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of EQ Advisors Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and reflected in their unit values. For more information about these charges, please refer to the prospectus of EQ Advisors Trust.

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36  CHARGES AND EXPENSES
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CHARGE REDUCTIONS UNDER SPECIAL CIRCUMSTANCES

Subject to any necessary governmental or regulatory approvals, we may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses. Our rights to such a reduction or elimination will be determined by us based on factors such as the number of participants, performance of sales or administrative functions by the employer or plan administrator, frequency of contributions or the use of automated techniques in transmitting data.

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                                                    PAYMENT OF DEATH BENEFIT  37
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8
Payment of death benefit

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DEATH BENEFIT AMOUNT

The death benefit is equal to the retirement account value, unless payments under an annuity payout option have already begun.

If the participant dies while a loan is outstanding, the loan will automatically default and be subject to federal income tax as a plan distribution.

DISTRIBUTION OF THE DEATH BENEFIT

If a participant dies before the entire benefit has been paid, the remaining benefits will be paid to the participant's beneficiary. If a participant dies before he or she begins receiving benefits, the law generally requires the entire benefit to be distributed no more than five years after death. There are exceptions:

(1) A beneficiary who is not the participant's spouse may elect payments over his or her life or a fixed period which does not exceed the beneficiary's life expectancy, provided payments begin within one year of death, or

(2) if the benefit is payable to the spouse, the spouse may elect to receive benefits over his or her life or a fixed period which does not exceed his/her life expectancy beginning any time up to the date the participant would have turned age 70 1/2.

If you die before your entire vested benefit has been distributed to you, the remainder of your benefit will be payable to your beneficiary.

Under the Master Plan and Trust and the Pooled Trust, on the day we receive due proof of death, we automatically transfer the participant's retirement account value to the default option unless the beneficiary gives us other written instructions. We hold all monies in the default option until your beneficiary requests a distribution or transfer.

To designate a beneficiary or to change an earlier designation, you must have the employer send us a beneficiary designation form. Your spouse must consent in writing to a designation of any non-spouse beneficiary, as explained under "Tax Information."

BENEFICIARY'S PAYMENT OPTIONS

The beneficiary may elect to:

(a)  receive the death benefit in a single sum,

(b)  apply the death benefit to an annuity payout option we offer,

(c) apply the death benefit to provide any other form of benefit payment we offer, or

(d) have the death benefit credited to an account under the MOMENTUM PLUS contract maintained on behalf of the beneficiary in accordance with the beneficiary's investment allocation instructions. The beneficiary's choices may be limited by the terms of the plan, our rules in effect at the time and federal income tax rules.

If the beneficiary elects the last option then:

(1) the beneficiary will be entitled to delay distribution of his or her account as permitted under the terms of the employer's plan and the minimum distribution rules under federal income tax rules; and

(2) we will determine the value of the beneficiary's account at the time of distribution to the beneficiary which, depending upon investment gains or losses, may be worth more or less than the value of the beneficiary's initial account.

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38  TAX INFORMATION
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9
Tax information

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Employer retirement plans that may qualify for tax-favored treatment are governed by the provisions of the Internal Revenue Code and ERISA. The Internal Revenue Code is administered by the IRS. ERISA is administered primarily by the DOL.

Provisions of the Internal Revenue Code and ERISA include requirements for various features including:

o    participation, vesting and funding;

o    nondiscrimination;

o    limits on contributions and benefits;

o    distributions;

o    penalties;

o    duties of fiduciaries;

o    prohibited transactions; and

o    withholding, reporting and disclosure.

It is the responsibility of the employer, plan trustee and plan administrator to satisfy the requirements of the Internal Revenue Code and ERISA.

This prospectus does not provide detailed tax or ERISA information. The following discussion briefly outlines the Internal Revenue Code provisions relating to contributions to and distributions from certain tax-qualified retirement plans, although some information on other provisions is also provided. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Internal Revenue Code or ERISA, and regulations or other interpretations of them. In addition, federal tax laws and ERISA are continually under review by the Congress, and any changes in those laws, or in the regulations pertaining to those laws, may affect the tax treatment of amounts contributed to tax-qualified retirement plans or the legality of fiduciary actions under ERISA. Any such change could have retroactive effects regardless of the date of enactment.

Certain tax advantages of a tax-qualified retirement plan may not be available under certain state and local tax laws. This outline does not discuss the effect of any state or local tax laws. It also does not discuss the effect of federal estate and gift tax laws (or state and local estate, inheritance and other similar tax laws). This outline assumes that the participant does not participate in any other qualified retirement plan. Finally, it should be noted that many tax consequences depend on the particular jurisdiction or circumstances of a participant or beneficiary.

Because you are buying a contract to fund a retirement plan that already provides tax deferral, you should do so for the contract's features and benefits other than tax deferral. The tax deferral of the contract does not provide additional benefits.

The provisions of the Internal Revenue Code and ERISA are highly complex. For complete information on these provisions, as well as all other federal, state, local and other tax considerations, qualified legal and tax advisers should be consulted.

TAX ASPECTS OF CONTRIBUTIONS TO A PLAN

Corporations, partnerships and self-employed individuals can establish qualified plans for the working owners and their employees who participate in the plan. Both employer and employee contributions to these plans are subject to a variety of limitations, some of which are discussed here briefly. See your tax adviser for more information. Violation of contribution limits may result in plan disqualification and/or imposition of monetary penalties. The trustee or plan administrator may make contributions on behalf of the plan participants which are deductible from the employer's federal gross income. Employer contributions which exceed the amount currently deductible are subject to a 10% penalty tax.

The limits on the amount of contributions that can be made and/or forfeitures that can be allocated to each participant in defined contribution plans is the lesser of $30,000 or 25% of the compensation or earned income for each participant. In 1999, the employer may not consider compensation in excess of $160,000 in calculating contributions to the plan. This amount may be adjusted for cost-of-living changes in future years. For self-employed individuals, earned income is
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                                                             TAX INFORMATION  39
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defined so as to exclude deductible contributions made to all tax-qualified retirement plans, including Keogh plans, and takes into account the deduction for one-half the individual's self-employment tax. Deductions for aggregate contributions to profit-sharing plans may not exceed 15% of all participants' compensation.

Special limits on contributions apply to anyone who participates in more than one qualified plan or who controls another trade or business. In addition, there is an overall limit on the total amount of contributions and benefits under all tax-qualified retirement plans in which an individual participates. Special limits on deductions for contributions to one or more defined contribution plans and one or more defined benefit plans are in effect through 1999, but will be eliminated thereafter.

A qualified plan may allow the participant to direct the employer to make contributions that will not be included in the employee's income ("elective deferrals") by entering into a salary reduction agreement with the employer under Section 401(k) of the Internal Revenue Code. The 401(k) plan, otherwise known as a cash or deferred arrangement, must not allow withdrawals of elective deferrals and the earnings on them before the earliest of the following events:

(1)  reaching of age 59 1/2,

(2)  death,

(3)  disability,

(4)  certain business dispositions and plan terminations, or

(5) termination of employment. In addition, in-service withdrawals of elective deferrals (but not earnings after 1988) may be made in the case of financial hardship.

A participant cannot elect to defer annually more than $7,000 ($10,000 as indexed for inflation in 1999) under all salary reduction arrangements with all employers in which the individual participates.

Employer matching contributions to a 401(k) plan for self-employed individuals are no longer treated as elective deferrals, and are treated the same as employer matching contributions for other employees. That is, they are not subject to elective deferral limits.

A qualified plan must not discriminate in favor of highly compensated employees. Two special nondiscrimination rules limit contributions and benefits for highly compensated employees in the case of (1) a 401(k) plan and (2) any defined contribution plan, whether or not a 401(k) plan, which provides for employer matching contributions to employee post-tax contributions or elective deferrals. Generally, these nondiscrimination tests require an employer to compare the deferrals or the aggregate contributions, as the case may be, made by the eligible highly compensated employees with those made by the non-highly compensated employees, although alternative simplified tests are available. Highly compensated participants include five percent owners and employees earning more than $80,000 for the prior year. (If desired, the latter group can be limited to employees who are in the top 20% of all employees based on compensation.) In addition, special "top heavy" rules apply to plans where more than 60% of the contributions or benefits are allocated to certain highly compensated employees known as "key employees."

Certain 401(k) plans can adopt a "SIMPLE 401(k)" feature which will enable the plan to meet nondiscrimination requirements without testing. The SIMPLE 401(k) feature requires the 401(k) plan to meet specified contribution, vesting and exclusive plan requirements.

Effective January 1, 1999 employers may adopt a safe harbor 401(k) arrangement. Under this arrangement, an employer agrees to offer a matching contribution equal to (a) 100% of salary deferral contributions up to 3% of compensation; and
(b) 50% of salary deferral contributions that exceed 3% but are less than 5% of compensation. These contributions must be nonforfeitable. If the employer makes these contributions and gives proper notification, the plan is not subject to nondiscrimination testing on salary deferral and above the contributions.

If a 401(k) plan or defined contribution plan with an employer match makes contributions to highly compensated employees exceeding applicable nondiscrimination limits for

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40  TAX INFORMATION
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any plan year, the plan may be disqualified unless the excess amounts including earnings are distributed before the close of the next plan year. In addition, the employer is subject to a 10% penalty on any such excess contributions or excess aggregate contributions. The employer may avoid the penalty by distributing the excess contributions or excess aggregate contributions, plus income, within two and one-half months after the close of the plan year. Except where the distribution is de minimis (under $100), the participant receiving any such distribution is taxed on the distribution and the related income for the year of the excess contribution or excess aggregate contribution. Such a distribution is not treated as an impermissible withdrawal by the employee or an eligible rollover distribution and will not be subject to the 10% penalty tax on premature distributions.

Contributions to a 401(k) plan or a defined contribution plan as matching contributions, within the meaning of section 401(m) of the Internal Revenue Code, may not be deductible by the employer for a particular taxable year if the plan contributions are attributable to compensation earned by a participant after the end of the taxable year.

TAX ASPECTS OF DISTRIBUTIONS FROM A PLAN

Amounts held under qualified plans are generally not subject to federal income tax until benefits are distributed to the participant or other recipient. In addition, there will not be any tax liability for transfers of any part of the retirement account value among the investment options.

The various types of benefit payments include withdrawals, annuity payments and lump sum distributions. Each benefit payment made to the participant or other recipient is generally fully taxable as ordinary income. An exception to this general rule is made, however, to the extent a distribution is treated as a recovery of post-tax contributions made by the participant.

In addition to income tax, the taxable portion of any distribution may be subject to a 10% penalty tax. See "Penalty tax on premature distributions" in this section.

INCOME TAXATION OF WITHDRAWALS

The amount of any distribution prior to the annuity starting date is treated as ordinary income except to the extent the distribution is treated as a withdrawal of post-tax contributions. Withdrawals from a qualified plan are normally treated as pro rata withdrawals of post-tax contributions and earnings on those contributions. If the plan allowed withdrawals prior to separation from service as of May 5, 1986, however, all post-tax contributions made prior to January 1, 1987 may be withdrawn tax free prior to withdrawing any taxable amounts.

As discussed in this section in "Certain rules applicable to plan loans," taking a loan or failing to repay an outstanding loan as required may, in certain situations, be treated as a taxable withdrawal.

INCOME TAXATION OF ANNUITY PAYMENTS

In the case of a distribution in the form of an annuity, the amount of each annuity payment is treated as ordinary income except where the participant has a cost basis in the annuity.

The cost basis is equal to the amount of after-tax contributions, plus any employer contributions that had to be included in gross income in prior years. If the participant has a cost basis in the annuity, a portion of each payment received will be excluded from gross income to reflect the return of the cost basis. The remainder of each payment will be includable in gross income as ordinary income. The excludable portion is based on the ratio of the participant's cost basis in the annuity on the annuity starting date to the expected return, generally determined in accordance with a statutory table, under the annuity as of such date. The full amount of the payments received after the cost basis of the annuity is recovered is fully taxable. If there is a refund feature under the annuity, the beneficiary of the refund may recover the remaining cost basis as payments are made. If the participant (and beneficiary under a joint and survivor annuity) die prior to recovering the full cost basis of the annuity, a deduction is allowed on the participant's (or beneficiary's) final tax return.
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INCOME TAXATION OF LUMP SUM DISTRIBUTIONS

If benefits are paid in a lump sum, the payment may be eligible for the special tax treatment accorded lump sum distributions. Under the five-year averaging method (and in certain cases, favorable ten-year averaging and long-term capital gain treatment), the tax on the distribution is calculated separately from taxes on other income for that year. To qualify, the participant must have participated in the plan for at least five years and the distribution must consist of the entire balance to the credit of the participant. The distribution must be made within one taxable year of the recipient and must be made:

o    after the participant has reached age 59 1/2, or

o    on account of the participant's

     (a)  death,

     (b) separation from service (not applicable to self-employed individuals), or

     (c)  disability (applicable only to self-employed individuals).

This provision will be eliminated after December 31, 1999.

ELIGIBLE ROLLOVER DISTRIBUTION

Many types of distributions from qualified plans are "eligible rollover distributions" that can be rolled over directly to another qualified plan or a traditional individual retirement arrangement ("IRA"), or rolled over by the individual to another plan or IRA within 60 days of receipt. Death benefits received by a spousal beneficiary may only be rolled over into an IRA. To the extent a distribution is rolled over, it remains tax deferred. Distributions not rolled over directly are subject to 20% mandatory withholding. See "Federal income tax withholding" in this section.

The taxable portion of most distributions will generally be an "eligible rollover distribution" unless the distribution falls within the following list of exceptions:

o One of a series of substantially equal periodic payments is made (not less frequently than annually):

     (a) for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his or her designated beneficiary, or

     (b)  for a specified period of ten years or more.

o    nondeductible voluntary contributions;

o    a hardship withdrawal;

o    any distribution to the extent that it is a required distribution under
     Section 401(a)(9) of the Internal Revenue Code (see "Distribution requirements and limits" below);

o certain corrective distributions in plans subject to Sections 401(k), 401(m) or 402(g) of the Internal Revenue Code;

o loans that are treated as deemed distributions under Section 72(p) of the Internal Revenue Code;

o P.S. 58 costs (incurred if the plan provides life insurance protection for participants);

o dividends paid on employer securities as described in Section 404(k) of the Internal Revenue Code; and

o    a distribution to a non-spousal beneficiary.

If a distribution is made to a participant's surviving spouse, or to a current or former spouse under a qualified domestic relations order, the distribution may be an eligible rollover distribution, subject to mandatory 20% withholding, unless one of the exceptions described above applies.

If distributions eligible for rollover are in fact rolled over, the favorable averaging rules discussed above in "Income taxation of lump sum distributions" will not be available for any future distributions made before 2000.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

An additional 10% penalty tax is imposed on all taxable amounts distributed to a participant who has not reached age 59 1/2 unless the distribution falls within a specified exception or is rolled over into an IRA or other qualified plan.
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The specified exceptions are for:

(a)  distributions made on account of the participant's death or disability;

(b) distributions (which begin after separation from service) in the form of a life annuity or substantially equal periodic installments over the participant's life expectancy (or the joint life expectancy of the participant and the beneficiary);

(c)  distributions due to separation from active service after age 55; and

(d)  distributions used to pay certain extraordinary medical expenses.

FEDERAL INCOME TAX WITHHOLDING

Mandatory federal income tax withholding at a 20% rate will apply to all "eligible rollover distributions" unless the participant elects to have the distribution directly rolled over to another qualified plan or traditional IRA. See the description in this section of "Eligible rollover distributions."

For all other distributions, federal income tax must also be withheld on the taxable portion of pension and annuity payments, unless the recipient is eligible to elect out and elects out of withholding. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of the distribution. Special rules may apply to foreign recipients or United States citizens residing outside the United States. If a recipient does not have sufficient income tax withheld, or does not make sufficient estimated income tax payments, the recipient may incur penalties under the estimated income tax rules. Recipients should consult their tax advisers to determine whether they should elect out of withholding.

Requests not to withhold federal income tax must be made in writing prior to receiving payments and submitted in accordance with the terms of the employer plan. No election out of withholding is valid unless the recipient provides the recipient's correct Taxpayer Identification Number and a U.S. residence address.

STATE INCOME TAX WITHHOLDING

Certain states have indicated that pension and annuity withholding will apply to payments made to residents of such states. In some states a recipient may elect out of state income tax withholding, even if federal withholding applies. It is not clear whether such states may require mandatory withholding with respect to eligible rollover distributions that are not rolled over (as described in this section under "Eligible rollover distributions"). Contact your tax adviser to see how state withholding may apply to your payment.

DISTRIBUTION REQUIREMENTS

Distributions from qualified plans generally must commence no later than April 1st of the calendar year following the calendar year in which the participant reaches age 70 1/2 (or retires from the employer sponsoring the plan, if later). 5% owners of qualified plans must commence minimum distributions after age
70 1/2 even if they are still working. Distributions can generally be made:

(1)  in a lump sum payment;

(2)  over the life of the participant;

(3) over the joint lives of the participant and his or her designated beneficiary;

(4)  over a period not extending beyond the life expectancy of the participant;
     or

(5) over a period not extending beyond the joint life expectancies of the participant and his or her designated beneficiary.

The minimum amount required to be distributed in each year after minimum distributions are required to begin is described in the Internal Revenue Code, Treasury Regulations and IRS guidelines.

If the participant dies after required distribution has begun, payment of the remaining interest under the plan must be made at least as rapidly as under the method used prior to the participant's death. If a participant dies before required distribution has begun, payment of the entire interest under the plan must be completed within five years after death,
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                                                             TAX INFORMATION  43
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unless payments to a designated beneficiary begin within one year of the participant's death and are made over the beneficiary's life or over a period certain which does not extend beyond the beneficiary's life expectancy. If the surviving spouse is the designated beneficiary, the spouse may delay the commencement of such payments up until the date that the participant would have attained age 70 1/2. Distributions received by a beneficiary are generally given the same tax treatment the participant would have received if distribution had been made to the participant.

If there is an insufficient distribution in any year, a 50% tax may be imposed on the amount by which the minimum required to be distributed exceeds the amount actually distributed. Failure to have distributions made as the Internal Revenue Code and Treasury Regulations require may result in plan disqualification.

SPOUSAL REQUIREMENTS

In the case of many corporate and Keogh plans, if a participant is married at the time benefit payments become payable, unless the participant elects otherwise with written consent of the spouse, the benefit must be paid in the form of a qualified joint and survivor annuity (QJSA). A QJSA is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount which is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, most plans require that a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

CERTAIN RULES APPLICABLE TO PLAN LOANS

The following are federal tax and ERISA rules that apply to loan provisions of all employer plans. Employer plans may have additional restrictions. Employers and participants should review these matters with their own tax advisers before requesting a loan. There will not generally be any tax liability with respect to properly made loans in accordance with an employer plan. A loan may be in violation of applicable provisions unless it complies with the following conditions:

o With respect to specific loans made by the plan to a plan participant, the plan administrator determines the interest rate, the maximum term and all other terms and conditions of the loan;

o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence;

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly;

o The amount of a loan to a participant, when aggregated with all other loans to the participant from all qualified plans of the employer, cannot exceed the greater of $10,000 or 50% of the participant's non-forfeitable accrued benefits, and cannot exceed $50,000 in any event. This $50,000 limit is reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding balance of plan loans on the date the loan was made;

o For loans made prior to January 1, 1987 and not renewed, modified, renegotiated or extended after December 31, 1986, the $50,000 maximum aggregate loan balance is not required to be reduced, the quarterly amortization requirement does not apply, and the term of a loan may exceed five years if used to purchase the principal residence of the participant or a member of his or her family, as defined in the Internal Revenue Code;

o Only 50% of the participant's vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant's vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security;

o Loans must be available to all plan participants, former participants who still have account balances under the plan, beneficiaries and alternate payees on a reasonably equivalent basis;

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o    Each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances;

o Many plans provide that the participant's spouse must consent in writing to the loan; and

o Except to the extent permitted in accordance with the terms of a prohibited transaction exemption issued by the DOL, loans are not available (i) in a Keogh (non-corporate) plan to an owner-employee or a partner who owns more than 10% of a partnership or (ii) to 5% shareholders in an S corporation.

If the loan does not qualify under the conditions above, the participant fails to repay the interest or principal when due, or, in some instances, if the participant separates from service or the plan is terminated, the amount borrowed or not repaid may be treated as a distribution. The participant may be required to include as ordinary income the unpaid amount due and a 10% penalty tax on early distributions may apply. The plan should report the amount of the unpaid loan balance to the IRS as a distribution. See "Tax aspects of distributions from a plan" in this section.

The loan requirements and provisions of MOMENTUM PLUS shall apply regardless of the plan administrator's guidelines.

IMPACT OF TAXES TO EQUITABLE LIFE

Under existing federal income tax rules, Equitable Life does not pay tax on investment income and capital gains of the variable investment options if they are applied to increase the reserves under the contracts. Accordingly, Equitable Life does not anticipate that it will incur any federal income tax liability attributable to income allocated to the variable annuity contracts participating in the variable investment options and it does not currently impose a charge for federal income tax on this income when it computes unit values for the variable investment options. If changes in federal tax laws or interpretations of them would result in our being taxed, then we may impose a charge against the variable investment options (on some or all contracts) to provide for payment of such taxes.

CERTAIN RULES APPLICABLE TO PLANS DESIGNED TO COMPLY WITH SECTION 404(C) OF
ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make and is responsible for the results of his or her own investment decisions.

Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor, and the plan sponsor may choose not to comply with Section 404(c).

The MOMENTUM PLUS program provides employer plans with the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the requirements of the DOL regulation are met. Equitable Life and its representatives shall not be responsible if a plan fails to meet the requirements of Section 404(c).

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ABOUT SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account A's operations are accounted for without regard to Equitable Life's other operations.

Separate Account A is registered under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise Equitable Life or Separate Account A.

Each subaccount (variable investment option) within Separate Account A invests solely in Class IA or Class IB shares issued by the corresponding portfolio of EQ Advisors Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)  to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5)  to deregister Separate Account A under the Investment Company Act of 1940;

(6)  to restrict or eliminate any voting rights as to Separate Account A; and

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.

We will notify MOMENTUM PLUS employers if any changes result in a material change in the underlying investments of a variable investment option. We may make other changes in the contracts that do not reduce any annuity benefit, retirement account value or other accrued rights or benefits.

ABOUT EQ ADVISORS TRUST

EQ Advisors Trust is registered under the Investment Company Act of 1940. It is classified as an "open-end management investment company," more commonly called a mutual fund. EQ Advisors trust issues different shares relating to each portfolio.

Equitable Life serves as the investment manager of EQ Advisors Trust. As such, Equitable Life oversees the activities of the investment advisers with respect to EQ Advisors Trust and is responsible for retaining or discontinuing the services of those advisers. (Prior to September 1999, EQ Financial Consultants, Inc. the predecessor to AXA Advisors, LLC and a subsidiary of Equitable Life, served as investment manager to EQ Advisors Trust.)

For periods prior to October 18, 1999, the Alliance portfolios (other than EQ/Alliance Premier Growth) were part of The Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQ Advisors Trust.

EQ Advisors Trust does not impose sales charges or "loads" for buying and selling its shares. All dividends and other distributions on shares are reinvested in full. The Board of Trustees of EQ Advisors Trust may establish additional

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portfolios or eliminate existing portfolios at any time. More detailed information about EQ Advisors Trust, its investment objectives, policies, restrictions, risks, expenses, multiple class distribution systems, the Rule 12b-1 plan relating to the Class IB shares, and other aspects of its operations, appear in the prospectus for EQ Advisors Trust attached at the end of this prospectus, or in its SAI, which is available upon request.

ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed interest account option, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of exemptions and exclusionary provisions that apply, interests in the general account have not been registered under the Securities Act of 1933, nor is the general account an investment company under the Investment Company Act of 1940.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that give rise to exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is any day on which Equitable Life is open and the New York Stock Exchange is open for trading. We are closed on national business holidays including Martin Luther King, Jr. Day and the Friday after Thanksgiving. Additionally, we may choose to close on the day immediately preceding or following a national business holiday or due to emergency conditions. Our business day ends at 4:00 p.m., Eastern time for purposes of determining the date when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer, or any other transaction request, containing all the required information, reaches us on a non-business day or after 4:00 on a business day, we will use the next business day.

o When a charge is to be deducted on a participation date anniversary that is a non-business day, we will deduct the charge on the next business day.

CONTRIBUTIONS AND TRANSFERS

o Contributions allocated to the variable investment options are invested at the unit value next determined after the close of the business day.

o Contributions allocated to the guaranteed interest account option will receive the guaranteed interest rate in effect on that business day.

o Transfers to or from variable investment options will be made at the unit value next determined after the close of the business day.

o Transfers to the guaranteed interest account option will receive the guaranteed interest rate in effect on that business day.

o For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

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o    For the interest-sweep option, the first monthly transfer will occur on the last business day of the month following the month in which we receive your election form at our processing office.

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of EQ Advisors Trust we have the right to vote on certain matters involving the portfolios, such as:

o    The election of trustees; or

o    The formal approval of independent auditors selected for EQ Advisors Trust;
     or

o any other matters described in the prospectus for EQ Advisors Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give participants or plan trustees, whichever applies, the opportunity to instruct us how to vote the number of shares attributable to their retirement account values if a shareholder vote is taken. If we do not receive instructions in time from all participants or plan trustees, as applicable, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that participants or plan trustees, whichever applies, vote.

VOTING RIGHTS OF OTHERS

Currently, we control EQ Advisors Trust. EQ Advisors Trust shares are sold to our separate accounts and an affiliated qualified plan trust. In addition, EQ Advisors Trust shares are held by separate accounts of insurance companies both affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the participants and plan trustees, we currently do not foresee any disadvantages because of this. The Board of Trustees of EQ Advisors Trust intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a response to any of those events insufficiently protects our participants, we will see to it that appropriate action is taken.

SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require participant approval or plan trustee, participants or plan trustees will be entitled to one vote for each unit they have in the variable investment options. Each participant who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by participants or plan trustees, as applicable.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

IRS DISQUALIFICATION

If a retirement plan funded by the contract is found not to qualify under federal income tax rules, we may terminate your participation in the MOMENTUM PLUS program and pay you, the plan trustee, or other designated person, the retirement account value balance. We will, however, make a deduction for any federal income tax payable by us because of the non-qualification.

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ABOUT OUR YEAR 2000 PROGRESS

Equitable Life relies upon various computer systems in order to administer your contract and operate the investment options. Some of these systems belong to service providers who are not affiliated with Equitable Life.

In 1995, Equitable Life began addressing the question of whether its computer systems would recognize the year 2000 before, on or after January 1, 2000, and Equitable Life has identified those of its systems critical to business operations that were not year 2000 compliant. Equitable Life has completed the work of modifying or replacing non-compliant systems and has confirmed, through testing, that its systems are year 2000 compliant. Equitable Life has contacted third-party vendors and service providers to seek confirmation that they are acting to address the year 2000 issue with the goal of avoiding any material adverse effect on services provided to contract owners and on operations of the investment options. All third-party vendors and service providers considered critical to Equitable Life's business, and substantially all vendors and service providers considered non-critical, have provided us confirmation of their year 2000 compliance or a satisfactory plan for compliance. If confirmation is not received from any of the remaining non-critical vendors or service providers, the vendor or service provider will be replaced, eliminated, or be the subject of contingency plans. Additionally, Equitable Life has supplemented its existing business continuity and disaster recovery plans to cover certain categories of contingencies that could arise as a result of year 2000 related failures.

There are many risks associated with year 2000 issues, including the risk that Equitable Life's computer systems will not operate as intended. Additionally, there can be no assurance that the systems of third parties will be year 2000 compliant. Any significant unresolved difficulty related to the year 2000 compliance initiatives could result in an interruption in, or a failure of, normal business operations and, accordingly, could have a material adverse effect on our ability to administer your contract and operate the investment options.

To the fullest extent permitted by law, the foregoing year 2000 discussion is a "Year 2000 Readiness Disclosure" within the meaning of The Year 2000 Information and Readiness Disclosure Act (P.L. 105-271) (1998).

ABOUT LEGAL PROCEEDINGS

Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings is likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the contracts' distribution.

ABOUT OUR INDEPENDENT ACCOUNTANTS

The financial statements of Separate Account A as at December 31, 1998 and for the periods ended December 31, 1998 and 1997, and the consolidated financial statements of Equitable Life as at December 31, 1998 and 1997 and for each of the three years ended December 31, 1998 included in the SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

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                                                      INVESTMENT PERFORMANCE  49
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11
Investment performance

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We provide the following tables to show five different measurements of the investment performance of the variable investment options and/or the portfolios in which they invest. We include these tables because they may be of general interest to you. THE RESULTS SHOWN REFLECT PAST PERFORMANCE. THEY DO NOT INDICATE HOW THE VARIABLE INVESTMENT OPTIONS MAY PERFORM IN THE FUTURE. THEY ALSO DO NOT REPRESENT THE RESULTS EARNED BY ANY PARTICULAR INVESTOR. YOUR RESULTS WILL DIFFER.

Table 1 shows the average annual total return of the variable investment options. Average annual total return is the annual rate of growth that would be necessary to achieve the ending value of a contribution invested in the variable investment options for the periods shown.

Table 2 shows the growth of a hypothetical $1,000 investment in the variable investment options over the periods shown. Both Tables 1 and 2 take into account all fees and charges under the contract, including the quarterly administrative charge and the withdrawal charges and expenses, but do reflect the charges for any applicable taxes such as premium taxes, or any applicable annuity administrative fee.

Tables 3, 4 and 5 show the rates of return of the variable investment options on an annualized, cumulative, and year-by-year basis. These tables take into account all fees and charges under the contract, but do not reflect the quarterly administrative charge, any withdrawal charge, or the charges for any applicable taxes such as premium taxes, or any applicable annuity administrative fee. If the charges were reflected they would effectively reduce the rates of return shown.

The plan recordkeeping fee is not reflected in any of the Tables because your employer is billed directly for this fee.

In all cases the results shown are based on the actual historical investment experience of the portfolio in which the variable investment option invests. In some cases, the results shown relate to periods when the variable investment options and/or the contract were not available. In those cases, we adjusted the results of the portfolios to reflect the charges under the contract that would have applied had the investment options and/or contract been available.

Finally, the results shown for the Alliance Aggressive Stock, Alliance Balanced, Alliance Common Stock and Alliance Money Market options for periods before those options were operated as part of a unit investment trust has been adjusted to reflect the investment advisory fee and expense structure that became applicable to Separate Account A, as a unit investment trust. See "The reorganization" in the SAI for additional information.

EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999 the Alliance portfolios (other than EQ/Alliance Premier Growth) were part of The Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQ Advisors Trust. In each case, the performance shown is for the indicated EQ Advisors Trust portfolio and any predecessors that it may have had.

All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends.

BENCHMARKS

Tables 3 and 4 compare the performance of variable investment options to market indices that serve as benchmarks. Market indices are not subject to any charges for investment advisory fees, brokerage commission or other operating expenses typically associated with a managed portfolio. Also, they do not reflect other charges such as the mortality and expense risks charge, other expenses, administrative charge, or any withdrawal charges under the contracts. Comparisons with these benchmarks, therefore, may be of limited use. We include them because they are widely known and may help you to understand the universe of securities from which each portfolio is likely to select its holdings. Benchmark data reflect the reinvestment of dividend income. The benchmarks include:

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ALLIANCE AGGRESSIVE STOCK: 50% Russell 2000 Index and 50% Standard & Poor's
Mid-Cap Total Return Index.
ALLIANCE BALANCED: 50% Standard & Poor's 500 and 50% Lehman Government/Corporate Bond Index.
ALLIANCE COMMON STOCK: Standard & Poor's 500 Index.
ALLIANCE CONSERVATIVE INVESTORS: 70% Lehman Treasury Bond Composite Index and 30% Standard & Poor's 500 Index.
ALLIANCE EQUITY INDEX: Standard & Poor's 500 Index.
ALLIANCE GLOBAL: Morgan Stanley Capital International World Index.
ALLIANCE GROWTH AND INCOME: 75% Standard & Poor's 500 Index and 25% Value Line Convertibles Index.
ALLIANCE GROWTH INVESTORS: 30% Lehman Government/Corporate Bond Index and 70% Standard & Poor's 500 Index.
ALLIANCE HIGH YIELD: Merrill Lynch High Yield Master Index.
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES: Lehman Intermediate Government Bond Index.
ALLIANCE INTERNATIONAL: Morgan Stanley Capital International Europe, Australia, Far East Index.
ALLIANCE MONEY MARKET: Salomon Brothers Three-Month T-Bill Index.
EQ/ALLIANCE PREMIER GROWTH: Standard & Poor's 500 Index.
ALLIANCE QUALITY BOND: Lehman Aggregate Bond Index.
ALLIANCE SMALL CAP GROWTH: Russell 2000 Growth Index.
CAPITAL GUARDIAN INTERNATIONAL: Morgan Stanley Capital International Europe, Australia, Far East Index.
CAPITAL GUARDIAN RESEARCH: Standard & Poor's 500 Index.
CAPITAL GUARDIAN U.S. EQUITY: Standard & Poor's 500 Index.
EQ/EVERGREEN: Russell 2000 Index.
EQ/EVERGREEN FOUNDATION: 60% Standard & Poor's 500 Index/40% Lehman Brothers Aggregate Bond Index.
LAZARD LARGE CAP VALUE: Standard & Poor's 500 Index.
LAZARD SMALL CAP VALUE: Russell 2000 Index.
MERRILL LYNCH BASIC VALUE EQUITY: Standard & Poor's 500 Index.
MERRILL LYNCH WORLD STRATEGY: 36% Standard & Poor's 500 Index/24% Morgan Stanley Capital International Europe, Australia, Far East Index/21% Salomon Brothers U.S. Treasury Bond 1 Year+ 14% Salomon Brothers World Government Bond (excluding U.S.)/and 5% Three-Month U.S. Treasury Bill.
MFS EMERGING GROWTH COMPANIES: Russell 2000 Index.
MFS GROWTH WITH INCOME: Standard & Poor's 500 Index.
MFS RESEARCH: Standard & Poor's 500 Index.
MORGAN STANLEY EMERGING MARKETS EQUITY: Morgan Stanley Capital International Emerging Markets Free Price Return Index.
EQ/PUTNAM BALANCED: 60% Standard & Poor's 500 Index and 40% Lehman Government/Corporate Bond Index.
EQ/PUTNAM GROWTH & INCOME VALUE: Standard & Poor's 500 Index.
EQ/PUTNAM INTERNATIONAL EQUITY: Morgan Stanley Capital International Europe, Australia, Far East Index.
EQ/PUTNAM INVESTORS GROWTH: Standard & Poor's 500 Index.
T. ROWE PRICE EQUITY INCOME: Standard & Poor's 500 Index.
T. ROWE PRICE INTERNATIONAL STOCK: Morgan Stanley Capital International Europe, Australia, Far East Index.
WARBURG PINCUS SMALL COMPANY VALUE: Russell 2000 Index.

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LIPPER SURVEY. The Lipper Variable Insurance Products Performance Analysis
Survey (Lipper Survey) records the performance of a large group of variable annuity products, including managed separate accounts of insurance companies. According to Lipper Analytical Services, Inc. (Lipper), the data are presented net of investment management fees, direct operating expenses and asset-based charges applicable under annuity contracts. Lipper data provide a more accurate picture than market benchmarks of the MOMENTUM PLUS performance relative to other variable annuity products.

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                                     TABLE 1
 AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 1998

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                                                                        LENGTH OF INVESTMENT PERIOD
                                                   ----------------------------------------------------------------------------
                                                                                                    SINCE        SINCE
                                                    1             3            5         10        OPTION      PORTFOLIO
VARIABLE INVESTMENT OPTIONS                        YEAR         YEARS        YEARS      YEARS     INCEPTION*   INCEPTION**
-------------------------------------------------------------------------------------------------------------------------------
Alliance Aggressive Stock                           (8.85)%        4.89%       6.50%      15.89%      14.80%       14.80%
-------------------------------------------------------------------------------------------------------------------------------
Alliance Balanced                                    7.35%         8.82%       5.83%       9.08%       9.12%        9.12%
-------------------------------------------------------------------------------------------------------------------------------
Alliance Common Stock                               17.60%        21.59%      17.17%      15.18%      15.00%       10.71%
-------------------------------------------------------------------------------------------------------------------------------
Alliance Conservative Investors                      3.51%         4.85%       4.47%        --         4.56%        6.39%
-------------------------------------------------------------------------------------------------------------------------------
Alliance Equity Index                               16.41%        21.61%        --          --        21.12%       19.52%
-------------------------------------------------------------------------------------------------------------------------------
Alliance Global                                     10.70%         9.78%       9.33%      11.36%       9.25%        9.06%
-------------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income                           9.85%        16.47%      12.98%        --        13.10%       13.06%
-------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Investors                            8.28%        10.00%       8.97%        --         9.15%       12.67%
-------------------------------------------------------------------------------------------------------------------------------
Alliance High Yield                                (13.79)%        5.47%       5.05%       7.67%       5.01%        7.04%
-------------------------------------------------------------------------------------------------------------------------------
Alliance Intermediate Government Securities         (2.07)%        0.64%       0.65%        --         1.70%        3.55%
-------------------------------------------------------------------------------------------------------------------------------
Alliance International                               0.50%         0.00%        --          --         0.93%        2.07%
-------------------------------------------------------------------------------------------------------------------------------
Alliance Money Market                               (4.26)%       (0.21)%      0.44%       2.11%       3.33%        3.33%
-------------------------------------------------------------------------------------------------------------------------------
Alliance Quality Bond                               (1.21)%        2.02%       1.97%        --         2.02%        2.82%
-------------------------------------------------------------------------------------------------------------------------------
Alliance Small Cap Growth                          (13.00)%         --          --          --        (1.83)%       4.49%
-------------------------------------------------------------------------------------------------------------------------------
Lazard Large Cap Value                               8.57%          --          --          --          --          8.55%
-------------------------------------------------------------------------------------------------------------------------------
Lazard Small Cap Value                             (15.78)%         --          --          --          --        (15.74)%
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Equity                    (1.25)%         --          --          --         3.25%        7.50%
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch World Strategy                        (2.91)%         --          --          --        (3.56)%      (0.45)%
-------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Companies                       22.26%          --          --          --        20.67%       25.99%
-------------------------------------------------------------------------------------------------------------------------------
MFS Research                                        12.80%          --          --          --        12.26%       15.84%
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets Equity             (33.67)%         --          --          --       (37.91)%     (37.91)%
-------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Balanced                                   1.63%          --          --          --         5.92%        7.93%
-------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value                      2.54%          --          --          --         6.65%        9.50%
-------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity                       8.55%          --          --          --          --          9.05%
-------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Investors Growth                          23.78%          --          --          --          --         27.58%
-------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                         (0.86)%         --          --          --         7.90%       10.54%
-------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock                    3.34%          --          --          --        (2.67)%      (0.38)%
-------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Small Company Value                 (18.20)%         --          --          --        (6.98)%      (2.96)%
-------------------------------------------------------------------------------------------------------------------------------

Notes to Table 1 are on following page.

--------------------------------------------------------------------------------
52  INVESTMENT PERFORMANCE
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

---------
* The variable option inception dates are: Alliance Aggressive Stock (5/1/84), Alliance Balanced (5/1/84), Alliance Common Stock (8/27/81), Alliance Conservative Investors (1/4/94), Alliance Equity Index (6/1/94), Alliance Global (1/4/94), Alliance Growth and Income (1/4/94), Alliance Growth Investors (1/4/94), Alliance High Yield (1/4/94), Alliance Intermediate Government Securities (6/1/94), Alliance International (9/1/95), Alliance Money Market (5/11/82), Alliance Quality Bond (1/4/94). Alliance Small Cap Growth (6/2/97), MFS Research (6/2/97), MFS Emerging Growth Companies (6/2/97), Merrill Lynch Basic Value Equity (6/2/97), Merrill Lynch World Strategy (6/2/97), Morgan Stanley Emerging Markets Equity (8/20/97), EQ/Putnam Balanced (6/2/97), EQ/Putnam Growth & Income Value (6/2/97), T. Rowe Price Equity Income (6/2/97), T. Rowe Price International Stock (6/2/97), Warburg Pincus Small Company Value (6/2/97). The inception dates for the variable investment options that became available on or after 12/31/98 and are therefore not shown in this table are: EQ/Alliance Premier Growth, Calvert Socially Responsible, Capital Guardian International, Capital Guardian Research, Capital Guardian U.S. Equity, EQ/Evergreen, EQ/Evergreen Foundation, Lazard Large Cap Value, Lazard Small Cap Value, MFS Growth with Income, EQ/Putnam International Equity, and EQ/Putnam Investors Growth (8/30/99).

** The portfolio inception dates for the underlying the Alliance variable investment options shown in the tables are for portfolios of The Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on 10/18/99. The portfolio inception dates are:
     Alliance Aggressive Stock (5/1/84), Alliance Balanced (5/1/84), Alliance Common Stock (8/1/68), Alliance Conservative Investors (10/2/89), Alliance Equity Index (3/1/94), Alliance Global (8/27/87), Alliance Growth and Income (10/1/93), Alliance Growth Investors (10/2/89), Alliance High Yield (1/2/87), Alliance Intermediate Government Securities (4/1/91), Alliance International (4/3/95), Alliance Money Market (5/11/82), Alliance Quality Bond (10/1/93), Alliance Small Cap Growth (5/1/97), Lazard Large Cap Value (12/31/97), Lazard Small Cap Value (12/31/97), MFS Emerging Growth Companies (5/1/97), MFS Research (5/1/97), Merrill Lynch Basic Value Equity (5/1/97), Merrill Lynch World Strategy (5/1/97), Morgan Stanley Emerging Markets Equity (8/20/97), EQ/Putnam Balanced (5/1/97), EQ/Putnam Growth & Income Value (5/1/97), EQ/Putnam International Equity (5/1/97), EQ/Putnam Investors Growth (5/1/97), T. Rowe Price Equity Income (5/1/97), T. Rowe Price International Stock (5/1/97), and Warburg Pincus Small Company Value (5/1/97). The inception dates for the portfolios that became available on or after 12/31/98 and are therefore not shown in the tables are:
     EQ/Evergreen, EQ/Evergreen Foundation, and MFS Growth with Income (12/31/98); EQ/Alliance Premier Growth, Capital Guardian U.S. Equity, Capital Guardian Research, and Capital Guardian International (4/30/99); Calvert Socially Responsible (8/30/99).

--------------------------------------------------------------------------------
                                                      INVESTMENT PERFORMANCE  53
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                     TABLE 2
       GROWTH OF $1,000 UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 1998

-------------------------------------------------------------------------------------------------------------------------------
                                                                        LENGTH OF INVESTMENT PERIOD
                                                  -----------------------------------------------------------------------------
                                                                                                                 SINCE
                                                      1              3               5             10          PORTFOLIO
VARIABLE INVESTMENT OPTIONS                         YEAR           YEARS           YEARS          YEARS        INCEPTION*
-------------------------------------------------------------------------------------------------------------------------------
Alliance Aggressive Stock                           $911.51       $1,153.85       $1,370.38      $4,370.38      $7,579.81
-------------------------------------------------------------------------------------------------------------------------------
Alliance Balanced                                 $1,073.53       $1,288.80       $1,327.32      $2,384.14      $3,599.86
-------------------------------------------------------------------------------------------------------------------------------
Alliance Common Stock                             $1,176.00       $1,797.65       $2,208.47      $4,110.60     $22,096.89
-------------------------------------------------------------------------------------------------------------------------------
Alliance Conservative Investors                   $1,035.05       $1,152.68       $1,244.47          --         $1,773.68
-------------------------------------------------------------------------------------------------------------------------------
Alliance Equity Index                             $1,164.05       $1,798.41           --             --         $2,368.23
-------------------------------------------------------------------------------------------------------------------------------
Alliance Global                                   $1,107.05       $1,322.97       $1,562.13      $2,934.04      $2,676.83
-------------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income                        $1,098.54       $1,579.78       $1,841.05          --         $1,904.46
-------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Investors                         $1,082.77       $1,331.04       $1,536.60          --         $3,013.35
-------------------------------------------------------------------------------------------------------------------------------
Alliance High Yield                                 $862.09       $1,173.24       $1,279.23      $2,094.52      $2,263.11
-------------------------------------------------------------------------------------------------------------------------------
Alliance Intermediate Government Securities         $979.30       $1,019.33       $1,032.87          --         $1,310.85
-------------------------------------------------------------------------------------------------------------------------------
Alliance International                            $1,004.95       $1,000.14           --             --         $1,079.74
-------------------------------------------------------------------------------------------------------------------------------
Alliance Money Market                               $957.43         $993.84       $1,022.10      $1,232.07      $1,723.62
-------------------------------------------------------------------------------------------------------------------------------
Alliance Quality Bond                               $987.86       $1,061.95       $1,102.72          --         $1,157.40
-------------------------------------------------------------------------------------------------------------------------------
Alliance Small Cap Growth                           $870.04           --              --             --         $1,075.96
-------------------------------------------------------------------------------------------------------------------------------
Lazard Large Cap Value                            $1,085.74           --              --             --         $1,085.74
-------------------------------------------------------------------------------------------------------------------------------
Lazard Small Cap Value                              $842.17           --              --             --           $842.17
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Equity                    $987.53           --              --             --         $1,128.10
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch World Strategy                        $970.92           --              --             --           $992.46
-------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Companies                     $1,222.64           --              --             --         $1,469.88
-------------------------------------------------------------------------------------------------------------------------------
MFS Research                                      $1,128.00           --              --             --         $1,277.91
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets Equity              $663.31           --              --             --           $521.48
-------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Balanced                                $1,016.27           --              --             --         $1,135.73
-------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value                   $1,025.43           --              --             --         $1,163.32
-------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity                    $1,085.46           --              --             --         $1,155.77
-------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Investors Growth                        $1,237.81           --              --             --         $1,502.42
-------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                         $991.37           --              --             --         $1,181.93
-------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock                 $1,033.40           --              --             --           $993.59
-------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Small Company Value                  $817.95           --              --             --           $951.19
-------------------------------------------------------------------------------------------------------------------------------

----------
*    Portfolio inception dates are shown in Table 1.

--------------------------------------------------------------------------------
54  INVESTMENT PERFORMANCE
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                     TABLE 3
         ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1998

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    SINCE
                                                                                                                 PORTFOLIO
                                            1 YEAR        3 YEARS      5 YEARS      10 YEARS       20 YEARS      INCEPTION*
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE AGGRESSIVE STOCK                    (1.07)%        9.24%        9.94%       17.29%            --          16.03%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper Mid-Cap Growth                      12.16%        16.33%       14.87%       15.44%            --          13.95%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                   8.28%        17.77%       15.56%       16.49%            --          15.78%
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE BALANCED                            16.52%        13.34%        9.31%       11.08%            --          10.82%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper Balanced                            13.48%        15.79%       13.84%       12.97%            --          13.56%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                  19.02%        18.70%       16.88%       15.21%            --          15.37%
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE COMMON STOCK                        27.64%        25.88%       20.27%       17.08%         17.20%         12.07%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper Growth                              22.86%        22.23%       18.63%       16.72%         16.30%         11.34%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                  28.58%        28.23%       24.06%       19.21%         17.76%         12.75%
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE CONSERVATIVE INVESTORS              12.34%         9.20%        7.91%          --             --           8.51%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper Income                              14.20%        15.62%       14.31%          --             --          12.55%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                  15.59%        14.45%       13.37%          --             --          12.08%
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE EQUITY INDEX                        26.34%        25.88%          --           --             --          22.66%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper S&P 500 Index Funds                 28.05%        27.67%          --           --             --          24.31%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                  28.58%        28.23%          --           --             --          24.79%
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE GLOBAL                              20.16%        14.34%       12.71%       13.25%            --          11.03%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper Global                              14.34%        14.67%       11.98%       11.21%            --           9.64%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                  24.34%        17.77%       15.68%       10.66%            --           9.55%
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME                   19.23%        20.88%       16.22%          --             --          15.27%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper Growth & Income                     15.61%        21.25%       18.35%          --             --          17.89%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                  20.10%        23.99%       21.07%          --             --          20.48%
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS                    17.52%        14.57%       12.37%          --             --          14.52%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper Flexible Portfolio                  14.20%        15.62%       14.31%          --             --          12.55%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                  22.85%        22.69%       19.96%          --             --          15.55%
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE HIGH YIELD                          (6.43)%        9.85%        8.50%        9.66%            --           9.00%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper High Yield                          (0.44)%        8.21%        7.37%        9.34%            --           8.97%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                   3.66%         9.11%        9.01%       11.08%            --          10.72%
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE INTERMEDIATE GOVERNMENT
  SECURITIES                                  6.29%         4.82%        3.97%          --             --           5.65%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper U.S. Government                      7.68%         6.21%        5.91%          --             --           7.25%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                   8.49%         6.74%        6.45%          --             --           7.60%
-------------------------------------------------------------------------------------------------------------------------------

------------
*    Portfolio inception dates are shown in Table 1.

--------------------------------------------------------------------------------
                                                      INVESTMENT PERFORMANCE  55
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                               TABLE 3 (CONTINUED)
         ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1998

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     SINCE
                                                                                                                 PORTFOLIO
                                             1 YEAR         3 YEARS      5 YEARS     10 YEARS     20 YEARS       INCEPTION*
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE INTERNATIONAL                         9.08%         4.16%          --           --           --            5.87%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper International                        13.02%         9.94%          --           --           --           10.74%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                   20.00%         9.00%          --           --           --            9.68%
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE MONEY MARKET                          3.92%         3.94%        3.75%         4.18%         --            5.34%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper Money Market                          4.84%         4.87%        4.77%         5.20%         --            6.34%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                    5.05%         5.18%        5.11%         5.44%         --            6.41%
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE QUALITY BOND                          7.22%         6.26%        5.34%          --           --            4.90%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper Corporate Bond A-Rated                7.47%         6.38%        6.54%          --           --            6.21%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                    8.69%         7.29%        7.27%          --           --            6.92%
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE SMALL CAP GROWTH                     (5.57)%          --           --           --           --           10.75%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper Small-Cap                            (0.33)%          --           --           --           --           16.72%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                    1.23%           --           --           --           --           16.58%
-------------------------------------------------------------------------------------------------------------------------------
LAZARD LARGE CAP VALUE                        17.84%           --           --           --           --           17.84%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper Capital Appreciation                 24.16%           --           --           --           --           24.16%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                   28.58%           --           --           --           --           28.58%
-------------------------------------------------------------------------------------------------------------------------------
LAZARD SMALL CAP VALUE                        (8.59)%          --           --           --           --           (8.59)%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper Small Cap                             1.53%           --           --           --           --            1.53%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                   (2.54)%          --           --           --           --           (2.54)%
-------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH BASIC VALUE EQUITY               7.18%           --           --           --           --           13.93%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper Growth & Income                      15.54%           --           --           --           --           21.32%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                   28.58%           --           --           --           --           31.63%
-------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH WORLD STRATEGY                   5.38%           --           --           --           --            5.51%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper Global Flexible Portfolio             9.34%           --           --           --           --           11.15%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                   19.55%           --           --           --           --           20.00%
-------------------------------------------------------------------------------------------------------------------------------
MFS EMERGING GROWTH COMPANIES                 32.70%           --           --           --           --           33.06%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper Mid-Cap                              15.97%           --           --           --           --           22.72%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                   (2.54)%          --           --           --           --           14.53%
-------------------------------------------------------------------------------------------------------------------------------
MFS RESEARCH                                  22.43%           --           --           --           --           22.78%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper Growth                               25.82%           --           --           --           --           28.73%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                   28.58%           --           --           --           --           31.63%
-------------------------------------------------------------------------------------------------------------------------------

-------------
*    Portfolio inception dates are shown in Table 1.

--------------------------------------------------------------------------------
56  INVESTMENT PERFORMANCE
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                               TABLE 3 (CONTINUED)
         ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1998

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 SINCE
                                                                                                               PORTFOLIO
                                              1 YEAR         3 YEARS     5 YEARS     10 YEARS    20 YEARS      INCEPTION*
-------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY EMERGING
  MARKETS EQUITY                               (28.01)%         --           --          --           --        (33.59)%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper Emerging Markets                      (30.50)%         --           --          --           --        (36.28)%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                    (25.34)%         --           --          --           --        (28.92)%
-------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM BALANCED                              10.30%          --           --          --           --         14.40%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper Balanced                               14.61%          --           --          --           --         17.83%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                     21.36%          --           --          --           --         23.48%
-------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM GROWTH & INCOME VALUE                 11.30%          --           --          --           --         16.05%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper Growth & Income                        15.54%          --           --          --           --         21.32%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                     28.58%          --           --          --           --         31.63%
-------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM INTERNATIONAL EQUITY                  17.81%          --           --          --           --         15.48%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper International                          12.17%          --           --          --           --          9.06%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                     20.00%          --           --          --           --         13.43%
-------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM INVESTORS GROWTH                      34.35%          --           --          --           --         34.56%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper Growth                                 25.82%          --           --          --           --         28.73%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                     28.58%          --           --          --           --         31.63%
-------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME                      7.60%          --           --          --           --         17.16%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper Equity Income                          10.76%          --           --          --           --         19.07%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                     28.58%          --           --          --           --         31.63%
-------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK               12.16%          --           --          --           --          5.58%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper International                          12.17%          --           --          --           --          9.06%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                     20.00%          --           --          --           --         13.43%
-------------------------------------------------------------------------------------------------------------------------------
WARBURG PINCUS SMALL COMPANY VALUE             (11.22)%         --           --          --           --          2.85%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper Small-Cap                               1.53%          --           --          --           --         16.77%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                     (2.54)%         --           --          --           --         14.53%
-------------------------------------------------------------------------------------------------------------------------------

-----------
*    Portfolio inception dates are shown in Table 1.

--------------------------------------------------------------------------------
                                                      INVESTMENT PERFORMANCE  57
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                     TABLE 4
         CUMULATIVE RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1998

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     SINCE
                                                                                                                  PORTFOLIO
                                           1 YEAR        3 YEARS       5 YEARS       10 YEARS        20 YEARS     INCEPTION*
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE AGGRESSIVE STOCK                  (1.07)%        30.36%         60.64%        392.79%             --        785.73%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper Mid-Cap Growth                    12.16%         58.64%        102.73%        334.88%             --        613.05%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                 8.28%         63.35%        106.12%        360.30%             --        759.55%
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE BALANCED                          16.52%         45.61%         56.09%        185.92%             --        351.24%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper Balanced                          13.48%         55.60%         91.92%        240.69%             --        553.21%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                19.02%         67.24%        118.08%        311.86%             --        715.64%
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE COMMON STOCK                      27.64%         99.46%        151.61%        383.84%       2,290.73%     3,100.86%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper Growth                            22.86%         84.52%        138.97%        388.00%       2,185.68%     1,203.81%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                28.58%        110.85%        193.91%        479.62%       2,530.43%     3,755.68%
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE CONSERVATIVE INVESTORS            12.34%         30.23%         46.35%            --              --        112.80%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper Income                            14.20%         55.28%         97.15%            --              --        202.48%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                15.59%         49.92%         87.28%            --              --        187.40%
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE EQUITY INDEX                      26.34%         99.47%            --             --              --        168.43%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper S&P 500 Index Funds               28.05%        108.12%            --             --              --        186.34%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                28.58%        110.85%            --             --              --        192.17%
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE GLOBAL                            20.16%         49.47%         81.88%        247.19%             --        227.85%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper Global                            14.34%         51.58%         77.94%        194.96%             --        188.08%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                24.34%         63.34%        107.19%        175.31%             --        181.57%
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME                 19.23%         76.61%        112.04%            --              --        110.79%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper Growth & Income                   15.61%         79.05%        133.95%            --              --        139.10%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                20.10%         90.62%        160.09%            --              --        166.00%
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS                  17.52%         50.38%         79.14%            --              --        250.34%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper Flexible Portfolio                14.20%         55.28%         97.15%            --              --        202.48%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                22.85%         84.68%        148.41%            --              --        280.88%
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE HIGH YIELD                        (6.43)%        32.55%         50.39%        151.51%             --        181.16%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper High Yield                        (0.44)%        26.80%         43.00%        145.62%             --        182.21%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                 3.66%         29.90%         53.96%        186.01%             --         39.69%
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE INTERNATIONAL                      9.08%         12.99%            --             --              --         23.84%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper International                     13.02%         33.62%            --             --              --         47.74%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                20.00%         29.52%            --             --              --         41.40%
-------------------------------------------------------------------------------------------------------------------------------

-------------
*    Portfolio inception dates are shown in Table 1.

--------------------------------------------------------------------------------
58  INVESTMENT PERFORMANCE
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                               TABLE 4 (CONTINUED)
         CUMULATIVE RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1998

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    SINCE
                                                                                                                 PORTFOLIO
                                           1 YEAR        3 YEARS        5 YEARS      10 YEARS       20 YEARS     INCEPTION*
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE INTERMEDIATE
  GOVERNMENT SECURITIES                     6.29%          15.16%        21.47%           --            --          53.12%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper U.S. Government                    7.68%          19.84%        33.36%           --            --          72.35%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                 8.49%          21.61%        36.71%           --            --          76.55%
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE MONEY MARKET                       3.92%          12.28%        20.20%        50.56%           --         137.74%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper Money Market                       4.84%          15.34%        26.25%        66.09%           --         178.83%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                 5.05%          16.35%        28.27%        69.88%           --         181.74%
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE QUALITY BOND                       7.22%          19.98%        29.68%           --            --          28.59%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper Corporate Bond A-Rated             7.47%          20.42%        37.37%           --            --          37.26%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                 8.69%          23.51%        42.06%           --            --          42.14%
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE SMALL CAP GROWTH                  (5.57)%            --            --            --            --          18.55%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper Small-Cap                         (0.33)%            --            --            --            --          28.98%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                 1.23%             --            --            --            --          29.23%
-------------------------------------------------------------------------------------------------------------------------------
LAZARD LARGE CAP VALUE                     17.84%             --            --            --            --          17.84%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper Capital Appreciation              24.16%             --            --            --            --          24.09%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                28.58%             --            --            --            --          28.58%
-------------------------------------------------------------------------------------------------------------------------------
LAZARD SMALL CAP VALUE                     (8.59)%            --            --            --            --          (8.59)%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper Small Cap                          1.53%             --            --            --            --           1.53%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                (2.54)%            --            --            --            --          (2.54)%
-------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH BASIC VALUE EQUITY            7.18%             --            --            --            --          24.30%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper Growth & Income                   15.54%             --            --            --            --          15.59%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                28.58%             --            --            --            --          57.60%
-------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH WORLD STRATEGY                5.38%             --            --            --            --           9.35%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper Global Flexible Portfolio          9.34%             --            --            --            --          19.41%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                19.55%             --            --            --            --          33.33%
-------------------------------------------------------------------------------------------------------------------------------
MFS EMERGING GROWTH COMPANIES              32.70%             --            --            --            --          61.01%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper Mid-Cap                           15.97%             --            --            --            --          42.16%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                (2.54)%            --            --            --            --          25.40%
-------------------------------------------------------------------------------------------------------------------------------
MFS RESEARCH                               22.43%             --            --            --            --          40.80%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper Growth                            25.82%             --            --            --            --          52.86%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                28.58%             --            --            --            --          57.60%
-------------------------------------------------------------------------------------------------------------------------------

---------
*    Portfolio inception dates are shown in table 1.

--------------------------------------------------------------------------------
                                                      INVESTMENT PERFORMANCE  59
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                               TABLE 4 (CONTINUED)
CUMULATIVE RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1998

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                SINCE
                                                                                                              PORTFOLIO
                                               1 YEAR       3 YEARS     5 YEARS     10 YEARS     20 YEARS     INCEPTION*
-------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY EMERGING
  MARKETS EQUITY                              (28.01)%         --          --           --          --           (42.83)%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper Emerging Markets                     (30.50)%         --          --           --          --           (45.67)%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                   (25.34)%         --          --           --          --           (36.70)%
-------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM BALANCED                             10.30%          --          --           --          --            25.14%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper Balanced                              14.61%          --          --           --          --            31.59%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                    21.36%          --          --           --          --            42.22%
-------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM GROWTH & INCOME
  VALUE                                        11.30%          --          --           --          --            28.18%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper Growth & Income                       15.54%          --          --           --          --            38.49%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                    28.58%          --          --           --          --            57.60%
-------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM INTERNATIONAL EQUITY                 17.81%          --          --           --          --            27.14%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper International                         12.17%          --          --           --          --            15.88%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                    20.00%          --          --           --          --            23.42%
-------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM INVESTORS GROWTH                     34.35%          --          --           --          --            64.09%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper Growth                                25.82%          --          --           --          --            52.86%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                    28.58%          --          --           --          --            57.60%
-------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME                     7.60%          --          --           --          --            30.23%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper Equity Income                         10.76%          --          --           --          --            33.92%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                    28.58%          --          --           --          --            57.60%
-------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK              12.16%          --          --           --          --             9.48%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper International                         12.17%          --          --           --          --            15.88%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                    20.00%          --          --           --          --            23.42%
-------------------------------------------------------------------------------------------------------------------------------
WARBURG PINCUS SMALL COMPANY
  VALUE                                       (11.22)%         --          --           --          --             4.80%
-------------------------------------------------------------------------------------------------------------------------------
  Lipper Small-Cap                              1.53%          --          --           --          --            29.95%
-------------------------------------------------------------------------------------------------------------------------------
  Benchmark                                    (2.54)%         --          --           --          --            25.40%
-------------------------------------------------------------------------------------------------------------------------------

----------
*    Portfolio inception dates are shown in Table 1.

--------------------------------------------------------------------------------
60  INVESTMENT PERFORMANCE
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                     TABLE 5
                          YEAR-BY-YEAR RATES OF RETURN

---------------------------------------------------------------------------------------------------------------------------
                                               1989            1990           1991            1992              1993
---------------------------------------------------------------------------------------------------------------------------
ALLIANCE AGGRESSIVE STOCK                     42.87%           5.73%         84.57%           (4.47)%          15.17%
---------------------------------------------------------------------------------------------------------------------------
ALLIANCE BALANCED                             24.72%          (1.33)%        40.16%           (4.15)%          10.80%
---------------------------------------------------------------------------------------------------------------------------
ALLIANCE COMMON STOCK                         24.20%          (9.17)%        35.95%            1.82%           23.11%
---------------------------------------------------------------------------------------------------------------------------
ALLIANCE CONSERVATIVE INVESTORS                2.75%+          4.97%         18.23%            4.36%            9.27%
---------------------------------------------------------------------------------------------------------------------------
ALLIANCE EQUITY INDEX                            --              --             --               --               --
---------------------------------------------------------------------------------------------------------------------------
ALLIANCE GLOBAL                               25.02%          (7.33)%        28.79%           (1.86)%          30.34%
---------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME                       --              --             --               --            (0.59)%+
---------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS                      3.65%+          9.12%         46.90%            3.52%           13.71%
---------------------------------------------------------------------------------------------------------------------------
ALLIANCE HIGH YIELD                            3.71%          (2.43)%        22.78%           10.80%           21.48%
---------------------------------------------------------------------------------------------------------------------------
ALLIANCE INTERMEDIATE
   GOVERNMENT SECURITIES                         --              --          10.94%+           4.17%            9.09%
---------------------------------------------------------------------------------------------------------------------------
ALLIANCE INTERNATIONAL                           --              --             --               --               --
---------------------------------------------------------------------------------------------------------------------------
ALLIANCE MONEY MARKET                          7.78%           6.89%          4.77%            2.16%            1.58%
---------------------------------------------------------------------------------------------------------------------------
ALLIANCE QUALITY BOND                            --              --             --               --            (0.84)%+
---------------------------------------------------------------------------------------------------------------------------
ALLIANCE SMALL CAP GROWTH                        --              --             --               --               --
---------------------------------------------------------------------------------------------------------------------------
LAZARD LARGE CAP VALUE                           --              --             --               --               --
---------------------------------------------------------------------------------------------------------------------------
LAZARD SMALL CAP VALUE                           --              --             --               --               --
---------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH BASIC VALUE EQUITY                 --              --             --               --               --
---------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH WORLD STRATEGY                     --              --             --               --               --
---------------------------------------------------------------------------------------------------------------------------
MFS EMERGING GROWTH COMPANIES                    --              --             --               --               --
---------------------------------------------------------------------------------------------------------------------------
MFS RESEARCH                                     --              --             --               --               --
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY EMERGING
   MARKETS EQUITY                                --              --             --               --               --
---------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM BALANCED                               --              --             --               --               --
---------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM GROWTH & INCOME
   VALUE                                         --              --             --               --               --
---------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM INTERNATIONAL EQUITY                   --              --             --               --               --
---------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM INVESTORS GROWTH                       --              --             --               --               --
---------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME                      --              --             --               --               --
---------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK                --              --             --               --               --
---------------------------------------------------------------------------------------------------------------------------
WARBURG PINCUS SMALL COMPANY
   VALUE                                         --              --             --               --               --
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                1994              1995          1996             1997              1998
---------------------------------------------------------------------------------------------------------------------------
ALLIANCE AGGRESSIVE STOCK                      (5.11)%           29.87%          20.54%           9.31%            (1.07)%
---------------------------------------------------------------------------------------------------------------------------
ALLIANCE BALANCED                              (9.26)%           18.14%          10.16%          13.44%            16.52%
---------------------------------------------------------------------------------------------------------------------------
ALLIANCE COMMON STOCK                          (3.46)%           30.67%          22.59%          27.47%            27.64%
---------------------------------------------------------------------------------------------------------------------------
ALLIANCE CONSERVATIVE INVESTORS                (5.39)%           18.78%           3.78%          11.70%            12.34%
---------------------------------------------------------------------------------------------------------------------------
ALLIANCE EQUITY INDEX                          (0.05)%+          34.65%          20.72%          30.78%            26.34%
---------------------------------------------------------------------------------------------------------------------------
ALLIANCE GLOBAL                                 3.81%            17.22%          13.04%          10.04%            20.16%
---------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME                     (1.91)%           22.40%          18.46%          25.05%            19.23%
---------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS                      (4.44)%           24.68%          11.09%          15.21%            17.52%
---------------------------------------------------------------------------------------------------------------------------
ALLIANCE HIGH YIELD                            (4.09)%           18.30%          21.22%          16.87%            (6.43)%
---------------------------------------------------------------------------------------------------------------------------
ALLIANCE INTERMEDIATE
   GOVERNMENT SECURITIES                       (5.66)%           11.80%           2.36%           5.84%             6.29%
---------------------------------------------------------------------------------------------------------------------------
ALLIANCE INTERNATIONAL                            --              9.59%+          8.32%          (4.36)%            9.08%
---------------------------------------------------------------------------------------------------------------------------
ALLIANCE MONEY MARKET                           2.62%             4.32%           3.90%           3.99%             3.92%
---------------------------------------------------------------------------------------------------------------------------
ALLIANCE QUALITY BOND                          (6.38)%           15.45%           3.93%           7.67%             7.22%
---------------------------------------------------------------------------------------------------------------------------
ALLIANCE SMALL CAP GROWTH                         --                --              --           25.54%+           (5.57)%
---------------------------------------------------------------------------------------------------------------------------
LAZARD LARGE CAP VALUE                            --                --              --              --             17.84%
---------------------------------------------------------------------------------------------------------------------------
LAZARD SMALL CAP VALUE                            --                --              --              --             (8.59)%
---------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH BASIC VALUE EQUITY                  --                --              --           15.97%+            7.18%
---------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH WORLD STRATEGY                      --                --              --            3.77%+            5.38%
---------------------------------------------------------------------------------------------------------------------------
MFS EMERGING GROWTH COMPANIES                     --                --              --           21.34%+           32.70%
---------------------------------------------------------------------------------------------------------------------------
MFS RESEARCH                                      --                --              --           15.01%+           22.43%
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY EMERGING
   MARKETS EQUITY                                 --                --              --          (20.59)%+         (28.01)%
---------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM BALANCED                                --                --              --           13.46%+           10.30%
---------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM GROWTH & INCOME
   VALUE                                          --                --              --           15.17%+           11.30%
---------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM INTERNATIONAL EQUITY                    --                --              --            7.91%+           17.81%
---------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM INVESTORS GROWTH                        --                --              --           22.14%+           34.35%
---------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME                       --                --              --           21.04%+            7.60%
---------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK                 --                --              --           (2.39)%+          12.16%
---------------------------------------------------------------------------------------------------------------------------
WARBURG PINCUS SMALL COMPANY
   VALUE                                          --                --              --           18.06%+          (11.22)%
---------------------------------------------------------------------------------------------------------------------------

--------

+ Return for these portfolios represent less than 12 months of performance. The returns are as of each portfolio's inception date as shown in Table 1.

--------------------------------------------------------------------------------
                                                      INVESTMENT PERFORMANCE  61
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

COMMUNICATING PERFORMANCE DATA

In reports or other communications to contract owners or in advertising material, we may describe general economic and market conditions affecting our variable investment options and the portfolios and may compare the performance or ranking of those options and the portfolios with:

o those of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., VARDS, or similar investment services that monitor the performance of insurance company separate accounts or mutual funds;

o other appropriate indices of investment securities and averages for peer universes of mutual funds; or

o    data developed by us derived from such indices or averages.

We also may furnish to present or prospective contract owners advertisements or other communications that include evaluations of a variable investment option or portfolio by nationally recognized financial publications. Examples of such publications are:

--------------------------------------------------------------------------------
Barron's                                    Money Management Letter
Morningstar's Variable Annuity Sourcebook   Investment Dealers Digest
Business Week                               National Underwriter
Forbes                                      Pension & Investments
Fortune                                     USA Today
Institutional Investor                      Investor's Business Daily
Money                                       The New York Times
Kiplinger's Personal Finance                The Wall Street Journal
Financial Planning                          The Los Angeles Times
Investment Adviser                          The Chicago Tribune
Investment Management Weekly
--------------------------------------------------------------------------------

Lipper Analytical Services, Inc. (Lipper) compiles performance data for peer universes of funds with similar investment objectives in its Lipper Survey. Morningstar, Inc. compiles similar data in the Morningstar Variable Annuity/Life Report (Morningstar Report).

The Lipper Survey records performance data as reported to it by over 800 mutual funds underlying variable annuity and life insurance products. It divides these actively managed portfolios into 25 categories by portfolio objectives. The Lipper Survey contains two different universes, which reflect different types of fees in performance data:

o The "separate account" universe reports performance data net of investment management fees, direct operating expenses and asset-based charges applicable under variable life and annuity contracts; and

o The "mutual fund" universe reports performance net only of investment management fees and direct operating expenses, and therefore reflects only charges that relate to the underlying mutual fund.

The Morningstar Variable Annuity/Life Report consists of nearly 700 variable life and annuity funds, all of which report their data net of investment management fees, direct operating expenses and separate account level charges. VARDS is a monthly reporting service that monitors approximately 2,500 variable life and variable annuity funds on performance and account information.

YIELD INFORMATION

Current yield for the Alliance Money Market option will be based on net changes in a hypothetical investment over a given seven-day period, exclusive of capital changes, and then "annualized" (assuming that the same seven-day result would occur each week for 52 weeks). Current yield for the other options will be based on net changes in a hypothetical investment over a given 30-day period, exclusive of capital changes, and then "annualized" (assuming that the same 30-day result would occur each month for 12 months).

"Effective yield" is calculated in a similar manner, but when annualized, any income earned by the investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because any earnings are compounded weekly for the Alliance Money Market option. The current yields and effective yields assume the deduction of all contract charges and expenses other than the quarterly administrative charge, withdrawal charge and any charge for taxes such as premium tax. For more information, see "Alliance Money Market option yield information" and "Other Alliance yield information" in the SAI.

--------------------------------------------------------------------------------
                                  APPENDIX: CONDENSED FINANCIAL INFORMATION  A-1
--------------------------------------------------------------------------------

Appendix: Condensed financial information

--------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION

-------------------------------------------------------------------------------------------------------------------------------
                                                                            For the years ending
                                                  -----------------------------------------------------------------------------
                                                    1993         1994         1995          1996         1997         1998
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE AGGRESSIVE STOCK
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                       $105.90      $100.49      $130.50      $157.31      $171.96      $170.12
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   12          350          718        1,070        1,220        1,098
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE BALANCED
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                       $101.63       $92.22      $108.95      $120.01      $136.14      $158.63
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    9          188          336          417          439          375
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE COMMON STOCK
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                       $105.01      $101.38      $132.47      $162.39      $207.00      $264.22
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   12          330          706        1,039        1,192        1,133
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE CONSERVATIVE INVESTORS
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        $98.60       $93.29      $110.81      $114.99      $128.45      $144.30
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   10           92          129          136          125          121
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE EQUITY INDEX
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                            --      $100.94      $135.92      $164.08      $214.58      $271.11
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   --            3           44          128          231          283
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE GLOBAL
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                       $102.14      $106.04      $124.30      $140.51      $154.12      $185.78
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    8          223          391          459          464          408
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                            --       $99.06      $121.25      $143.63      $179.60      $214.14
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   --            9           67          121          183          209
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                       $101.99       $97.45      $121.49      $134.95      $155.46      $182.69
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                   13          188          375          508          553          509
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE HIGH YIELD
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                       $106.74      $102.37      $121.10      $146.80      $171.56      $160.53
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    1           38           70           94          110          100
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                       $100.44       $94.76      $105.94      $108.45      $114.78      $122.00
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                    1           64           88           81           77           76
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A-2  APPENDIX: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending
                                               --------------------------------------------------------------------------------
                                               1993          1994          1995          1996          1997          1998
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE INTERNATIONAL
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --            --       $104.15       $112.81       $107.89       $117.68
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --            --             3            54            85            87
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE MONEY MARKET
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                 $100.47       $103.10       $107.55       $111.75       $116.21       $120.76
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             62           474           299           307           325           322
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE QUALITY BOND
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --        $99.07       $114.38       $118.87       $127.99       $137.23
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --             3            17            28            37            47
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                      --            --            --            --       $125.54       $118.55
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             --            --            --            --             8            41
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  APPENDIX: CONDENSED FINANCIAL INFORMATION  A-3
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending
                                                1993         1994           1995          1996          1997          1998
-------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH BASIC VALUE EQUITY
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --             --           --             --          $98.58
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --             --           --             --               2
-------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH WORLD STRATEGY
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --             --           --             --          $96.28
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --             --           --             --               1
-------------------------------------------------------------------------------------------------------------------------------
MFS EMERGING GROWTH COMPANIES
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --             --           --             --         $107.73
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --             --           --             --               7
-------------------------------------------------------------------------------------------------------------------------------
MFS RESEARCH
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --             --           --             --         $100.75
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --             --           --             --               3
-------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY EMERGING MARKETS
  EQUITY
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --             --           --             --          $86.23
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --             --           --             --               1
-------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM BALANCED
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --             --           --             --         $101.67
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --             --           --             --               1
-------------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM GROWTH & INCOME VALUE
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --             --           --             --         $101.60
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --             --           --             --               2
-------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --             --           --             --         $101.39
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --             --           --             --               3
-------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --             --           --             --          $98.95
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --             --           --             --               3
-------------------------------------------------------------------------------------------------------------------------------
WARBURG PINCUS SMALL COMPANY VALUE
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                     --           --             --           --             --          $83.08
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            --           --             --           --             --               2
-------------------------------------------------------------------------------------------------------------------------------

Statement of additional information
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                      PAGE
Additional information about the MOMENTUM PLUS program                 2
Automatic minimum withdrawal option                                    3
The reorganization                                                     4
Accumulation unit values                                               4
Description of contribution sources for the MOMENTUM PLUS program      5
How we deduct the quarterly administrative charge                      5
Custodian and independent accounts                                     5
Distribution                                                           6
Alliance Money Market option yield information                         6
Other Alliance yield information                                       7
Long-term market trends                                                7
Financial statements                                                  10

HOW TO OBTAIN A MOMENTUM PLUS STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A

Call 1-800-528-0204 or send this request form to:
     Equitable Life
     MOMENTUM Administration Services
     P.O. Box 2919
     New York, NY 10116

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Please send me a MOMENTUM PLUS SAI dated October 18, 1999:

--------------------------------------------------------------------------------
Name:

--------------------------------------------------------------------------------
Address:

--------------------------------------------------------------------------------
City                     State       Zip

888-1231

MOMENTUM PLUS(SM)
Retirement Planning from Equitable Life


SUPPLEMENT DATED OCTOBER 18, 1999 TO
PROSPECTUS, DATED oCTOBER 18, 1999
--------------------------------------------------------------------------------

This supplement adds and modifies certain information in the prospectus for Momentum Plus of The Equitable Life Assurance Society of the United States ("Equitable Life"), dated October 18, 1999. The purpose of the supplement is to offer employers or trustees of trusts established with respect to the below mentioned 457 plans ("trustees") an opportunity to fund Code Section 457 employee deferred compensation ("457") plans with a Momentum Plus group deferred annuity contract issued directly to employers or trustees pursuant to the terms of their respective 457 plans. The supplement describes the material differences between the prospectus, as it applies to the Momentum Plus program applicable to tax-qualified defined contribution plans, and its application to 457 plans. You should keep this supplement to the prospectus for future reference. You may obtain an additional copy of the prospectus and a copy of the Statement of Additional Information ("SAI"), from us, free of charge, if you write to the processing office, call 1-800-528-0204, or mail in the SAI request form located at the end of the prospectus. Special terms used in the prospectus have the same meaning in this supplement unless otherwise noted.

MOMENTUM PLUS 457 CONTRACT

GENERAL TERMS
An "employer" is either (i) a state, political subdivision of a state, or an agency or instrumentality of any one or more of these entities or (ii) any other organization exempt from tax which maintains a plan for a select group of management or highly compensated employees as described under ERISA. A "participant" is an employee who is a participant under a plan, adopted by the "employer," that is intended to meet the requirements of an eligible deferred compensation plan under Section 457 of the Code. The "source" of a contribution is either (i) the employer or (ii) participant contributions pursuant to a deferral election or (iii) a prior plan transfer or rollover from a prior 457 plan. As the 457 contract does not provide for loans, the definition of "active loan" is not applicable.

THE MOMENTUM PLUS PROGRAM
In addition to the Momentum Plus group deferred annuity contract available to qualified retirement plans that meet the requirements of Code Section 401(a), the Momentum Plus program now offers the Momentum Plus 457 group variable annuity contract ("457 contract") as a funding vehicle for employers or trustees who sponsor 457 plans. There is no Master Plan, Master Trust or Pooled Trust applicable to 457 plans. Each employer or trustee, as applicable, participates directly in the 457 contract, using it as a funding vehicle for the employer's plan. The 457 contract must be used as the exclusive funding vehicle of the plan unless Equitable Life agrees otherwise. Contributions to the 457 contract on behalf of a participant can be from current year employer contributions or prior plan contributions transferred from another 457 plan and are limited in amount (see "Public and tax-exempt organization employee deferred compensation plan (457 plans)" below). Post-tax contributions by a participant may not be made under the 457 contract. The Momentum Plus program currently is not available for state, political subdivision, agency or instrumentality 457 plans in Texas.


  Copyright 1999 The Equitable Life Assurance Society of the United States.
                All rights reserved. Momentum Plus is a service mark of The Equitable Life Assurance Society of the United States

888-1244

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PLAN OR CONTRACT TERMINATION BY THE EMPLOYER
The employer or the trustees, in their sole discretion, may terminate the plan's 457 contract and transfer amounts held under the 457 contract to some other contract or account that serves as a funding vehicle for the 457 plan. In addition, the employer or the trustees, in their sole discretion, may decide to terminate the 457 plan. If plan termination occurs in the first five years that the plan has participated in the 457 contract, all withdrawals from the variable investment options made on behalf of a participant will be subject to a withdrawal charge, except those withdrawals exempted from such withdrawal charge. See "Waiver of withdrawal charge" below. Withdrawals during the period from the guaranteed interest option will be subject to the withdrawal charge only if the market value adjustment is less than the withdrawal charge. See "Effects of plan or contract termination" in the prospectus. When contract termination occurs in the first five years that the plan has participated in the 457 contract, a withdrawal charge will apply to the surrendered amounts in the variable investment options. Surrendered amounts in the guaranteed interest option will generally be paid in installments. See "Effects of plan or contract termination" in the prospectus.

WITHDRAWAL CHARGE
No sales charges are deducted from contributions. However, to assist us in defraying the various sales and promotional expenses incurred in connection with selling the Momentum Plus program, we assess a withdrawal charge described at page 34 of the prospectus. The withdrawal charge does not apply after the employer's 457 plan has participated in the Momentum Plus program for five years.

WAIVER OF WITHDRAWAL CHARGE
Exceptions to the withdrawal charge are described in the prospectus, at pages 34 and 35, amended, however, as follows:


The sixth bullet point under "We will waive the withdrawal if:" on page 34 of the prospectus does not apply to the 457 contract and is replaced by the following:

o the amount withdrawn is an amount in excess of the amount that may be contributed under Section 457 of the Code, including income, and is refunded within one month of the date the amount was remitted as a contribution.

The following exception is added:

o the amount withdrawn is a result of a request of a participant faced with an "unforeseen emergency" pursuant to Section 457(d)(1)(A)(iii) of the Code.

Also, the fifth, seventh, and ninth bullet points under "We will waive the withdrawal if:" on pages 34 and 35 of the prospectus do not apply to the 457 contract.

PLAN LOANS NOT AVAILABLE
The 457 contract does not provide for plan loans to participants. Accordingly, the information in the prospectus relating to plan loans and plan loan setup and recordkeeping charges does not apply to the 457 contracts.

FULL SERVICE PLAN RECORDKEEPING OPTIONS NOT
AVAILABLE
The full service plan recordkeeping option described in the prospectus at page 34 is not available under the 457 contract. The annual charge for these services, therefore, will not apply under the 457 contract.

FEES AND CHARGES
Except as described above, the fees and charges applicable to the 457 contract are the same as those described in the prospectus for Momentum Plus contracts used to fund qualified defined contribution plans. See "Fee table" in the front of the prospectus.


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AUTOMATIC MINIMUM WITHDRAWAL OPTION
We offer a payment option, which we call "automatic minimum withdrawal option," which is intended to meet the minimum distribution requirements applicable to 457 plans. The employer may elect the automatic minimum withdrawal option for a participant if the participant is at least age 70 1/2 and the retirement account value in the variable investment options is at least $2,000. Participants should complete the automatic minimum withdrawal option by filing the proper election form provided by the employer. If the automatic minimum withdrawal option is elected, we will pay out of the retirement account value in the variable investment options an amount which the Code requires to be distributed from the 457 plan. In performing this calculation, we assume that the only funds subject to the Code's minimum distribution requirements are those held for the participant under the 457 contract. We calculate the automatic minimum withdrawal option amount based on information the employer or trustees give us and on certain assumptions. Currently, the automatic minimum withdrawal option payments will be made annually. We are not responsible for errors that result from inaccuracies in the information provided to us.

The automatic minimum withdrawal option, if elected, will be subject to our rules then in effect. This election is not revo-cable. Generally, electing this option does not restrict making partial withdrawals or subsequently electing an annuity distribution option. However, you must consult with your tax adviser before making any partial withdrawal or electing an annuity distribution, because the Internal Revenue Code and Treasury Regulations generally require that payments under 457 plans have to be substantially equal in amount. The automatic minimum withdrawal option should not be elected if the participant continues to work beyond age 70 1/2 and contributions continue to be made into the contract. To do so could result in an insufficient distribution.

The minimum check that will be sent is $300, or, if less, the participant's retirement account value. If, after the deduction of the amount of the minimum distribution, the total retirement account value of a participant is less than $500, we may pay that amount.

BENEFICIARY
Under the 457 contract, the employer or the trustees must be the beneficiary of all participants under the 457 plan. Each participant's actual beneficiary designation under the employer's 457 plan will be maintained by the employer or trustees. Upon our receipt of due proof of the death of a participant, Equitable Life may, at the request of the employer or trustees, change the beneficiary designation and pay a death benefit to the then designated beneficiary. Under the employer's 457 plan, the amount of the death benefit will be equal to the retirement account value as of the applicable transaction date. The beneficiaries may elect any of the methods of disposition, described under "Payment of death benefit" in the prospectus.

CODE SECTION 457 TAX MATTERS

Note: Except for the text on page 38 of the prospectus preceding "Tax aspects of contributions to a plan" and "Impact of taxes to Equitable Life" on page 44, "Tax information" in the prospectus does not apply to 457 plans and is replaced by the addition of this section.

PUBLIC AND TAX-EXEMPT ORGANIZATION EMPLOYEE DEFERRED COMPENSATION PLANS (457 PLANS)

SPECIAL EMPLOYER AND OWNERSHIP RULES
Employers eligible to maintain 457 plans are governmental entities such as states, municipalities, and state agencies (governmental employer) or tax-exempt entities (tax-exempt employer). Participation in a 457 plan of a tax-exempt employer is limited to a select group of management or highly compensated employees because of ERISA rules that do not apply to governmental employer plans.

An employer can fund its 457 plan in whole or in part with annuity contracts purchased for participating employees or independent contractors and their beneficiaries. These employees do not have to include in income the employer's contributions to purchase the 457 contracts or any earnings until they receive or are entitled to receive funds from the 457 plan. The 457 plan funds are subject to the claims of the

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employer's general creditors in a 457 plan maintained by a tax-exempt employer.
In a 457 plan maintained by a governmental employer, the plan's assets must be held in trust for the exclusive benefit of employees. Regardless of contract ownership, the 457 plan may permit the employee to choose among various investment options.

CONTRIBUTION LIMITS
Although a 457 plan is not a qualified plan a number of federal income tax rules for qualified plans apply, such as limits on contributions. Generally, the maximum contribution amount that can be excluded from gross income in any tax year under a 457 plan is 33 1/3% of the employee's "includable compensation," up to a specified maximum. In 1999, the maximum contribution amount is $8,000. This amount could be adjusted for cost-of-living changes in future years. Special rules may permit "catch-up" contributions during the three years preceding normal retirement age under the 457 plan.

WITHDRAWAL LIMITS
In general, no amounts may be withdrawn from a 457 plan prior to the calendar year in which the employee attains age 70 1/2, separates from service with the employer or in the event of an unforeseen emergency. Income or gains on contributions under a 457 plan are subject to federal income tax when amounts are distributed or made available to the employee or beneficiary. Small amounts (up to $5000) may be taken out by the employee or forced out by the plan under certain circumstances, even though the employee may still be working and amounts would not otherwise be made available.

DISTRIBUTION REQUIREMENTS
457 plans are subject to minimum distribution rules similar to those that apply to qualified plans. That is, distributions from 457 plans generally must start no later than April 1st of the calendar year following the calendar year in which the employee attains 70 1/2 or retires from service with the employer maintaining the 457 plan, whichever is later. Failure to make required distributions may cause the disqualification of the 457 plan. Disqualification may result in current taxation of 457 plan benefits. In addition, a 50% penalty tax is imposed on the difference between the required distribution amount and the amount actually distributed, if any. It is the plan administrator's responsibility to see that minimum distributions from a 457 plan are made.

If the 457 plan provides, a deceased employee's beneficiary may be able to elect to receive death benefits in installments instead of a lump sum, and the payments will be taxed as they are received. However, the death benefits must be received within 15 years of the date of the deceased employee's death (or within the period of the life expectancy of the surviving spouse if the spouse is the designated beneficiary).

TAX TREATMENT OF DISTRIBUTIONS
Distributions from a 457 plan may not be rolled over or transferred to an IRA.

Distributions to a 457 plan participant are characterized as "wages" for income tax reporting and withholding purposes. No election out of withholding is possible. Withholding on wages is the employer's responsibility. Distributions from a 457 plan are not subject to FICA tax, if FICA tax was withheld by the employer when wages were deferred. In certain circumstances, receipt of payments from a 457 plan may result in a reduction of an employee's Social Security benefits.

MOMENTUM PLUS(SM)
Retirement Planning from Equitable Life

SUPPLEMENT DATED OCTOBER 18, 1999 TO THE
PROSPECTUS DATED OCTOBER 18, 1999

OHIO ALTERNATIVE RETIREMENT PROGRAM

THE POOLED TRUST FOR MEMBERS RETIREMENT
PLANS OF THE EQUITABLE LIFE ASSURANCE SOCIETY
OF THE UNITED STATES
--------------------------------------------------------------------------------

This supplement adds to and modifies certain information contained in the prospectus dated October 18, 1999 for MOMENTUM PLUS Retirement Planning from Equitable Life offered by The Equitable Life Assurance Society of the United States ("Equitable Life"). We offer the MOMENTUM PLUS program, as described below, to certain participants in defined contribution plans that meet the requirements of Section 401(a) of the Internal Revenue Code within the state of Ohio ("Ohio ARP plan"). When MOMENTUM PLUS is offered as a funding vehicle under your employer's Ohio ARP plan, the document provided to you is called an "Ohio ARP contract."

We offer Ohio ARP contracts to purchasers on the same basis and under the same conditions that apply to the Master Trust or the Pooled Trust described under "The MOMENTUM PLUS program" on page 30 of the prospectus, except for certain differences described in this supplement. Special terms not otherwise defined in this supplement have the same meaning as they do in the prospectus.

o Under Ohio ARP contracts the term "contract date" means the date as of which we receive the first contribution, made under any Ohio ARP contract.

o A "participant" means a person covered under and eligible to participate in an employer's plan, who has applied for an Ohio ARP contract. The participant may exercise rights under an Ohio ARP contract to the extent permitted by the plan. As a participant, you must authorize a trustee to act on your behalf with respect to the Ohio ARP contract ("Ohio ARP trustee").

o The term "retirement account value" in the prospectus and this supplement has the same meaning as the terms "annuity account value" and "cash value" in your Ohio ARP contract in that cash value means an amount equal to the annuity account value less any charges that apply.

Your Ohio ARP contract will be held by an entity referred to as the "Ohio ARP contract holder." Additionally, rights under your Ohio ARP contract may only be exercised subject to the terms of your employer's plan and in accordance with any Ohio law that applies.

THE FOLLOWING INFORMATION REPLACES THE FIRST THREE SENTENCES OF THE FIRST PARAGRAPH UNDER "HOW CONTRIBUTIONS CAN BE MADE" ON PAGE 16 OF THE PROSPECTUS:

You, as participant or your employer on your behalf may make contributions at any time either by wire transfer or check. Subject to the terms of your employer's Ohio ARP plan, certain contributions made by your employer, although designated as employee contributions, will be treated, under Internal Revenue Code Section 414(h)(2), as employer contributions. Participants should not send contributions directly to Equitable Life. Currently there is no minimum contribution amount. However, we reserve the right to impose a minimum aggregate contribution amount on an annual basis. If we impose a minimum amount, we will specify that amount in your application for the Ohio ARP contract.

THE FOLLOWING INFORMATION REPLACES THE FIRST THREE SENTENCES OF THE FIRST PARAGRAPH UNDER "EFFECTS OF PLAN OR CONTRACT TERMINATION" ON PAGE 19 OF THE
PROSPECTUS:

When contract termination occurs, except as otherwise provided in your employer's Ohio ARP plan, you, as participant, have the option of having amounts in the guaranteed interest account paid in installments or immediately receiving a lump sum payment subject to a market value adjustment (discussed below).


   Copyright 1999. The Equitable Life Assurance Society of the United States.
             All rights reserved. Momentum Plus is a service mark of The Equitable Life Assurance Society of the United States.


888-1243
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THE FOLLOWING INFORMATION IS ADDED AFTER THE LAST PARAGRAPH UNDER "MARKET VALUE
ADJUSTMENT" ON PAGE 20 OF THE PROSPECTUS:

With respect to the calculation date used in determining the market value adjustment, actions taken by other participants in your employer's Ohio ARP plan (for example, transfers, withdrawals, etc.) will not affect the amount of the market value adjustment applied to your withdrawal under your Ohio ARP contract.

THE FOLLOWING INFORMATION REPLACES THE FIRST SENTENCE OF THE FIRST PARAGRAPH UNDER "SELECTING INVESTMENT OPTIONS (EMPLOYERS AND PLAN TRUSTEES)" ON PAGE 20 OF THE PROSPECTUS:

Under the provisions of your Ohio ARP contract, and subject to the terms of your employer's Ohio ARP plan, you, as participant, may select from all investment options that we offer in the MOMENTUM PLUS program.

THE FOLLOWING INFORMATION REPLACES THE FIRST AND THIRD PARAGRAPHS UNDER "ALLOCATING YOUR CONTRIBUTIONS" ON PAGE 21 OF THE PROSPECTUS:

Under your Ohio ARP plan, you, as participant, must use TOPS to designate allocation percentages for your initial contribution and all future contributions among the investment options. Allocation percentages apply to contributions from any source and must be in whole numbers and be equal in total to 100%. If we receive your initial contribution before we receive your allocation instructions through TOPS, or if your allocation percentages do not add up to 100%, then we will allocate all or a portion of your initial contribution to the Alliance Money Market option until we receive further allocation instructions from you. Also see "How contributions can be made" on page 16 of the prospectus for further information on allocation instructions.

Once contributions are allocated to the investment options they become part of your retirement account value. We discuss retirement account value under "Determining your retirement account value" in the prospectus.

THE FOLLOWING PARAGRAPH IS ADDED AFTER THE SEVENTH PARAGRAPH UNDER "TRANSFERRING YOUR RETIREMENT ACCOUNT VALUE" ON PAGE 23 OF THE PROSPECTUS:

Under your Ohio ARP contract, because all investment options are available to you as participant, the transfer restrictions described above will apply for transfers from the guaranteed interest account.

THE FOLLOWING INFORMATION REPLACES THE FIRST AND THIRD SENTENCE OF THE FIRST PARAGRAPH UNDER "WITHDRAWALS AND TERMINATION" ON PAGE 25 OF THE PROSPECTUS:

Subject to the terms of your employer's Ohio ARP plan, you, as participant, or your employer on your behalf, may make a written request to us for a withdrawal from the investment options with respect to your participation in your employer's Ohio ARP plan. A withdrawal charge may apply. Under the Ohio law, you would not be able to make a withdrawal under an Ohio ARP plan until you cease to be continuously employed. You will cease to be "continuously employed" under Ohio law if more than a year passes since your most recent employment by a public institution of higher education in a position where three or more Ohio ARP plans are available.

Subject to the terms of your employer's Ohio ARP plan, the payment arising from any withdrawal will be made to you as participant, unless you and we agree to pay another payee.

THE FOLLOWING INFORMATION REPLACES THE FIRST SENTENCE OF THE THIRD PARAGRAPH UNDER "WITHDRAWALS AND TERMINATION" ON PAGE 25 OF THE PROSPECTUS:

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Subject to the terms of your employer's Ohio ARP plan, you, as participant, may terminate your Ohio ARP contract at any time.

THE FOLLOWING SENTENCE REPLACES THE THIRD SENTENCE OF THE FIRST PARAGRAPH UNDER "CHOOSING YOUR ANNUITY PAYOUT OPTIONS" ON PAGE 26 OF THE PROSPECTUS:

Subject to the terms of your employer's plan, you, as participant, under your Ohio ARP plan may choose from among the five different annuity payout options listed below.

THE INFORMATION FOUND IN THE SEVENTH BULLET POINT UNDER "EMPLOYER'S RESPONSIBILITIES" ON PAGE 31 OF THE PROSPECTUS IS DELETED.

We are responsible for arranging to have our prospectuses distributed.

THE INFORMATION FOUND IN THE TENTH BULLET POINT UNDER "EMPLOYER
RESPONSIBILITIES" ON PAGE 31 OF THE PROSPECTUS IS DELETED.

If your employer has not established an interest rate under your Ohio ARP plan, then we are responsible for selecting interest rates. If loans are available under your Ohio ARP plan, then we will monitor default procedures.

THE FOLLOWING INFORMATION REPLACES THE LAST SENTENCE OF THE SECOND PARAGRAPH UNDER "ADOPTING THE MOMENTUM PLUS PROGRAM" ON PAGE 31 OF THE PROSPECTUS:

Your Ohio ARP contract application must be completed by you, as participant, not by your employer.

THE FOLLOWING INFORMATION REPLACES THE SECOND SENTENCE OF THE FIRST PARAGRAPH UNDER "QUARTERLY ADMINISTRATIVE CHARGE" ON PAGE 33 OF THE PROSPECTUS:

The charge is currently equal to $3.75 per quarter for an Ohio ARP contract, or, if less, 0.50% of the total of your retirement account value. The charge will be deducted from your retirement account value.

THE FOLLOWING INFORMATION REPLACES THE SECOND AND THIRD PARAGRAPHS UNDER "QUARTERLY ADMINISTRATION CHARGE" ON PAGE 33 OF THE PROSPECTUS:

Upon 90 days' advance written notice to you, as participant, we reserve the right to increase the quarterly administrative charge if our administrative costs increase. You, as participant, are responsible for the entire quarterly administrative charge and you will not have the option of direct billing. The quarterly administrative charge will not be prorated.

THE FOLLOWING INFORMATION REPLACES THE INFORMATION UNDER "CHARGE FOR PLAN RECORDKEEPING SERVICES" ON PAGE 34 OF THE PROSPECTUS:

We will not charge you, as participant, for recordkeeping services in connection with your Ohio ARP contract. In addition, the customary check writing fee is waived for your Ohio ARP contract. We reserve the right to assess these charges against your contract in the future. Any change in assessment of a charge for plan recordkeeping services or check writing fee will be fair and nondiscriminatory.

THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH UNDER "PLAN LOAN CHARGES" ON PAGE 35 OF THE PROSPECTUS:


If loans are available under your employer's Ohio ARP plan, you, as participant, are responsible for any loan charges incurred in connection with your Ohio ARP contract. We will give you 90 days' advance written notice of any increases in loan charge amounts and such increases will be fair and nondiscriminatory.


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THE FOLLOWING INFORMATION REPLACES THE FOURTH PARAGRAPH UNDER "DISTRIBUTION OF
THE DEATH BENEFIT" ON PAGE 37 OF THE PROSPECTUS:

Subject to the terms of your employer's Ohio ARP plan, you, as participant, designate the beneficiary on the application or on a separate form to be completed at the time you apply for your contract. Your spouse must consent in writing to a designation of any non-spouse beneficiary, as explained under "Tax Information." We reserve the right to restrict the designation of a non-spouse beneficiary if you are married and under age 35.

If payments under an annuity payout option have not begun, the retirement account value will be transferred to the Alliance Money Market option on the date we receive due proof of your death, unless your employer, Ohio ARP Trustee or beneficiary, whichever applies, provides other instructions. All amounts are held in the Alliance Money Market option until your beneficiary requests a distribution or transfer.

Momentum Plus (sm)
A group variable and fixed deferred
annuity contract

STATEMENT OF ADDITIONAL INFORMATION
DATED OCTOBER 18, 1999

--------------------------------------------------------------------------------

This statement of additional information ("SAI") is not a prospectus. It should be read in conjunction with the related Momentum Plus prospectus, dated October 18, 1999. That prospectus provides detailed information concerning the contract and the variable investment options, as well as the fixed interest option, that fund the contract. Each variable investment option is a subaccount of Equitable Life's Separate Account A. The fixed interest options are part of Equitable Life's general account. Definitions of special terms used in the SAI are found in the prospectus.

A copy of the prospectus is available free of charge by writing the processing office (Post Office Box 2919, New York, NY 10116), by calling toll free, 1-800-528-0204, or by contacting your financial professional.

TABLE OF CONTENTS

Additional information about the Momentum Plus program                         2
Automatic minimum withdrawal option                                            3
The reorganization                                                             4
Accumulation unit values                                                       4
Description of contribution sources for the
   Momentum Plus program                                                       5
How we deduct the Momentum Plus quarterly
   administrative charge                                                       5
Custodian and independent accountants                                          5
Distribution                                                                   6
Alliance Money Market option yield information                                 6
Other Alliance yield information                                               7
Long-term market trends                                                        7
Financial statements                                                          10


    Copyright 1999 The Equitable Life Assurance Society of the United States,
                           New York, New York 10104.
            All rights reserved. Momentum Plus is a service mark of
           The Equitable Life Assurance Society of the United States.


888-1231

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ADDITIONAL INFORMATION ABOUT THE MOMENTUM PLUS PROGRAM

MASTER PLAN ELIGIBILITY REQUIREMENTS
Under the Master Plan, the employer specifies the eligibility requirements for its plan in the participation agreement. The employer may exclude any employee who has not attained a specified age (not to exceed 21) and completed a specified number of years (not to exceed two) in each of which he completed 1,000 hours of service. The employer may not require more than one year of eligibility service for a 401(k) plan.

The Master Plan provides that a sole proprietor, partner or shareholder may elect not to participate in the plan. However, provisions of the Internal Revenue Code may require that the plan cover all employees even if they previously elected not to participate.

VESTING UNDER THE MASTER PLAN
Vesting refers to the nonforfeitable portion of a participant's retirement account value and loans attributable to employer and matching contributions under the Master Plan. The participant's retirement account value attributable to salary-deferral contributions, post-tax employee contributions, prior plan contributions, qualified non-elective and qualified matching contributions is nonforfeitable at all times.

A participant becomes fully vested in all benefits if still employed at death, disability, attainment of normal retirement age or upon termination of the plan. A participant who terminates employment before that time, forfeits any benefits that are not already vested under the plan's vesting schedule.

Benefits generally must vest in accordance with any of the schedules below or one at least as favorable to participants as Schedule B or C:

--------------------------------------------------------------------------------
                    SCHEDULE A             SCHEDULE B             SCHEDULE C
YEARS OF            VESTED                 VESTED                 VESTED
SERVICE             PERCENTAGE             PERCENTAGE             PERCENTAGE
--------------------------------------------------------------------------------
   1                    0%                     0%                     0%
   2                  100                     20                      0
   3                  100                     40                    100
   4                  100                     60                    100
   5                  100                     80                    100
   6                  100                    100                    100
--------------------------------------------------------------------------------

If the plan requires more than one year of service for participation, it must use Schedule A or one at least as favorable to participants.

If the plan is not "top heavy" and does not require more than one year of service for participation, an employer may, in accordance with provisions of the Master Plan, instead elect one of the following vesting schedules or one at least as favorable to participants:

--------------------------------------------------------------------------------
                             SCHEDULE F                  SCHEDULE G
YEARS OF                     VESTED                      VESTED
SERVICE                      PERCENTAGE                  PERCENTAGE
--------------------------------------------------------------------------------
less than 3                       0%                          0%
     3                           20                           0
     4                           40                           0
     5                           60                         100
     6                           80                         100
     7                          100                         100
--------------------------------------------------------------------------------

BENEFIT DISTRIBUTIONS
To begin receiving benefits (including annuity payments) under a Master Plan, your employer must send us your properly completed election of benefits form and, if applicable, beneficiary designation form. If we receive your properly completed forms, you will be eligible to receive a distribution as follows:


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                               FORM RECEIVED AT             WHEN ELIGIBLE
TYPE OF                        THE PROCESSING               TO RECEIVE
DISTRIBUTION                   OFFICE                       DISTRIBUTION
--------------------------------------------------------------------------------
Single Sum                     N/A                          The 1st business
Payments                                                    day that is 7
                                                            calendar days
Annuities                                                   after we receive
                                                            the form.
--------------------------------------------------------------------------------
In-Service                     N/A                          The business day
Withdrawals                                                 on which we
                                                            receive the form.

Hardship
Withdrawals

Withdrawals of
Post-Tax
Employee
Contributions
--------------------------------------------------------------------------------
Installment                    1st through 25th             The 1st business
Payments                       business day of              day of the
                               month inclusive.             following
                               26th through                 calendar month.
                               31st business                The 1st business
                               day of month                 day of the second
                               inclusive.                   following
                                                            calendar month.
--------------------------------------------------------------------------------

In order for you to begin receiving benefits (including annuity payments) under an individually designed or prototype defined contribution plan, your employer must send us a properly completed request for disbursement form. We will send single sum payments to your plan trustee as of the close of business on the business day we receive a properly completed form. If you wish to receive annuity payments, your plan trustee may purchase an annuity contract from us. The annuity contract will be purchased on the business day we receive a properly completed form, and payments will commence on that business day.

AUTOMATIC MINIMUM WITHDRAWAL OPTION

If you elect this feature designed for participants age 70 1/2 or older, described in the prospectus, each year we calculate your minimum distribution amount by using the retirement account value as of December 31 of the prior calendar year. We then calculate the minimum distribution amount based on the various choices you make. This calculation takes into account partial withdrawals made during the current calendar year but prior to the date we determine your minimum distribution withdrawal amount. However, when the automatic minimum withdrawal option is elected in the year in which the participant attains age 71 1/2, no adjustment will be made for any withdrawals made between January 1 and April 1 in satisfaction of the minimum distribution requirements for the prior year.

You may choose whether we will calculate the automatic minimum withdrawals based on your life expectancy alone, or based on the joint-life expectancies of you and your spouse. You may also choose (1) to have us recalculate your life expectancy, or joint-life expectancies, each year, or (2) to have us determine your life expectancy, or joint-life expectancies, once and then subtract one year, each year, from that amount. If you have chosen a joint-life expectancy method of calculation with your spouse, you must choose to have both lives recalculated or neither lives recalculated.

When we recalculate life expectancy, that means that each calendar year we see what each individual's life expectancy is under Treasury Regulations.

If you do not specify a method, we will base a calculation on your life expectancy alone, recalculating it each year. If you do not specify that we should recalculate life expectancy, you cannot later apply your retirement account value to an annuity payout.

You should not elect the automatic minimum withdrawal option if you, the participant, continue to work beyond age 70 1/2 and you continue to make contributions into the contract. To do so could result in an insufficient distribution. You
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must request the amount to be separately calculated each year to ensure that you withdraw the correct amount.

Note that our automatic minimum withdrawal option is less flexible than federal law allows. For example, federal law permits you to recalculate your life expectancy and not your spouse's and to choose the joint-life expectancy method with a beneficiary other than your spouse. See your tax adviser.

THE REORGANIZATION

Equitable Life established Separate Account A as a stock account on August 1, 1968. It was one of four separate investment accounts used to fund retirement benefits under variable annuity certificates issued by us. Each of these separate accounts, which included the predecessors to the Alliance Money Market option, the Alliance Balanced option, the Alliance Common Stock option and the Alliance Aggressive Stock option, was organized as an open-end management investment company. Each separate account had its own investment objectives and policies. Collectively, these separate accounts, as well as two other separate accounts which had been used to fund retirement benefits under certain other annuity contracts, are called the Predecessor Separate Accounts.

On December 18, 1987, the Predecessor Separate Accounts were combined in part and reorganized into the Alliance Money Market, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock options of Separate Account A. In connection with the Reorganization, all of the assets and investment-related liabilities of the Predecessor Separate Accounts were transferred to a corresponding portfolio of The Equitable Trust in exchange for shares of the portfolios of The Equitable Trust, which were issued to these corresponding variable investment options of Separate Account A. As described in "Investment performance" in the prospectus, on September 6, 1991, all of the shares of The Equitable Trust held by these variable investment options were replaced by shares of portfolios of The Hudson River Trust corresponding to these variable investment options of Separate Account A.

ACCUMULATION UNIT VALUES

Accumulation unit values are determined at the end of each valuation period for each of the variable investment options. Other annuity contracts and certificates that participate in Separate Account A also have their own accumulation unit values for the variable investment options. The unit values for these other contracts and certificates may be different from those for Momentum Plus.

The accumulation unit value for an variable investment option for any valuation period is equal to: (i) the accumulation unit value for the preceding valuation period multiplied by (ii) the net investment factor for that variable investment option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

    (a/b) - c

    where:

(a) is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by EQ Advisors Trust. This share value is after deduction for investment advisory fees and other fees and direct expenses of the trusts.

(b) is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c) is the daily asset charge for expenses of Separate Account A multiplied by the number of calendar days in the valuation period.

--------------------------------------------------------------------------------
                                                                               5
--------------------------------------------------------------------------------

DESCRIPTION OF CONTRIBUTION SOURCES FOR THE MOMENTUM PLUS PROGRAM

There are six types of sources of contributions under qualified plans:

EMPLOYER CONTRIBUTIONS
These are contributions made to a plan for the benefit of participants and beneficiaries by the employer not covered by the remaining sources.

MATCHING CONTRIBUTIONS
These are employer contributions that are allocated to a participant's account under a plan by reason of the participant's post-tax contributions or elective contributions to the plan.

POST-TAX CONTRIBUTIONS
These are after-tax contributions made by a participant in accordance with the terms of a plan.

SALARY-DEFERRAL CONTRIBUTIONS
These are contributions to a plan that are made pursuant to a cash or deferred election (normally in accordance with the terms of a qualified cash or deferred arrangement under Section 401(k) of the Internal Revenue Code).

PRIOR PLAN CONTRIBUTIONS
These are contributions that are transferred or rolled over from another qualified plan or a conduit IRA (as described in Section 408(d)(3)(A)(ii) of the Internal Revenue Code).

QUALIFIED NON-ELECTIVE AND QUALIFIED MATCHING CONTRIBUTIONS
These are employer contributions made pursuant to the terms of a plan subject to either or both of the special nondiscrimination tests applicable to plans that are subject to Section 401(k) (qualified cash or deferred arrangements) or
Section 401(m) (applicable to plans that accept matching contributions and/or post-tax contributions) of the Internal Revenue Code. Employers make such qualified non-elective and qualified matching contributions to meet the nondiscrimination requirements of Section 401(k) and/or 401(m) of the Internal Revenue Code. This source is called the employer 401(k) Account in the Master Plan.

HOW WE DEDUCT THE MOMENTUM PLUS QUARTERLY ADMINISTRATIVE CHARGE

Each calendar quarter we currently deduct an administrative charge of $7.50 or, if less, .50% of the total of your retirement account value plus the amount of any active loan from your retirement account value. We do not make any deduction if your retirement account value equals or exceeds $25,000. We will deduct this charge in a specified order of contribution sources and investment options. The order of contribution sources is: employer contributions, matching contributions, qualified non-elective and qualified matching contributions, prior plan contributions, elective contributions and post-tax contributions. The order of investment options is: guaranteed interest account option, Alliance Common Stock, Alliance Balanced, Alliance Aggressive Stock, Alliance Money Market, Alliance Intermediate Government Securities, Alliance Growth Investors, Alliance Conservative Investors, Alliance High Yield, Alliance Global, Alliance Growth and Income, Alliance Equity Index, Alliance Quality Bond, Alliance International and Alliance Small Cap Growth options. The last contribution source is the EQ Advisors Trust variable investment options. If necessary we will deduct the administrative charge on a pro rata basis from these options.

For example, on the last business day of a calendar quarter we will first attempt to deduct the administrative charge from employer contributions within the guaranteed interest account option. If there is no money in the guaranteed interest account option, we will attempt to deduct the charge from the Alliance Common Stock option, then Alliance Balanced, etc. If there are no employer contributions in any of the investment options, we will go to the next contribution source, employer matching contributions, and attempt to deduct the charge from the investment options in the same order described above.

--------------------------------------------------------------------------------
6
--------------------------------------------------------------------------------


CUSTODIAN AND INDEPENDENT ACCOUNTANTS

Equitable Life is the custodian for shares of the Trust owned by Separate Account A.

The financial statements of Separate Account A as at December 31, 1998 and for the periods ended December 31, 1998 and 1997, and the consolidated financial statements of Equitable Life as at December 31, 1998 and 1997, and for each of the three years ended December 31, 1998 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

DISTRIBUTION

AXA Advisors, LLC ("AXA Advisors"), the successor to Equitable Financial Consultants, Inc., an indirect subsidiary of Equitable Life, is the distributor of the contracts and has responsibility for sales and marketing functions for Separate Account A. AXA Advisors serves as the principal underwriter of Separate Account A. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. AXA Advisors' principal business address is 1290 Avenue of the Americas, New York, NY 10104. Under a Distribution and Servicing Agreement between AXA Advisors, Equitable Life, and certain of Equitable Life's separate accounts, including Separate Account A, Equitable Life paid AXA Advisors fees of $325,380 for 1998 and $325,380 for 1997, as distributor of certain contracts and as the principal underwriter of certain separate accounts including Separate Account A. By year-end 1999, AXA Advisors will no longer be a subsidiary of Equitable Life, but will remain an indirect subsidiary of AXA Financial, Inc., Equitable Life's parent.

The contracts will be sold by financial professionals who are registered representatives of AXA Advisors, and are also our licensed insurance agents. AXA Advisors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with Equitable Life. The offering of the contracts is intended to be continuous.

ALLIANCE MONEY MARKET OPTION YIELD INFORMATION

The Alliance Money Market option calculates yield information for seven-day periods. To determine the seven-day rate of return, the net change in an accumulation unit value is computed by subtracting the accumulation unit value at the beginning of the period from an accumulation unit value, exclusive of capital changes, at the end of the period.

The net change is then reduced by the average administrative charge factor for your contract. This reduction is made to recognize the deduction of the quarterly administrative charge, which is not reflected in the unit value. See the applicable "Administrative charge" under "Charges and expenses" in the prospectus. Accumulation unit values reflect all other accrued expenses of the Alliance Money Market option.

The adjusted net change is divided by the accumulation unit value at the beginning of the period to obtain the adjusted base period rate of return. This seven-day adjusted base period return is then multiplied by 365/7 to produce an annualized seven-day current yield figure carried to the nearest one-hundredth of one percent.

The actual dollar amount of the quarterly administrative charge that is deducted from the Alliance Money Market option will vary for each participant depending upon how the retirement account value is allocated among the investment options. To determine the effect of the quarterly administrative charge on the yield, we start with the total dollar amount of the charges deducted from the option during the twelve-month period ending on the last day of the prior year divided by 4. We multiply this amount by 7/91.25 to produce an average administrative charge factor which we use in all weekly yield computations for the next quarter. The average administrative charge is then divided by the number of Momentum Plus Alliance Money Market option accumulation units as of the end of the prior calendar year. We deduct the resulting quotient from the net change in accumulation unit value for the seven-day period.

--------------------------------------------------------------------------------
                                                                               7
--------------------------------------------------------------------------------


The effective yield is obtained by modifying the current yield to give effect to the compounding nature of the Alliance Money Market option's investments, as follows: the unannualized adjusted base period return is compounded by adding one to the adjusted base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, i.e., effective yield = (base period return + 1)365/7 - 1. The Alliance Money Market option yields will fluctuate daily. Accordingly, yields for any given period are not necessarily representative of future results. In addition, the value of accumulation units of the Alliance Money Market option will fluctuate and not remain constant.

The Alliance Money Market option yields reflect charges that are not normally reflected in the yields of other investments. Therefore they may be lower when compared with yields of other investments. The Alliance Money Market option yields should not be compared to the return on fixed-rate investments which guarantee rates of interest for specified periods, such as the guaranteed interest account option or bank deposits. Nor should the yields be compared to the yields of money market funds made available to the general public. Yields of money market funds usually are calculated on the basis of a constant $1 price per share and they pay out earnings in dividends which accrue on a daily basis.

The seven-day current yield for the Alliance Money Market option was 3.27% for the period ended December 31, 1998. The effective yield for that period was 3.32%. Because these yields reflect the deduction of variable investment option expenses, including the quarterly administrative charge, they are lower than the corresponding yield figures for the Alliance Money Market portfolio, which reflect only the deduction of Trust-level expenses.

OTHER ALLIANCE YIELD INFORMATION

We calculate 30-day yield information for the Alliance Intermediate Government Securities, Alliance Quality Bond and Alliance High Yield Funds. We derive the 30-day rate of return from the actual change in the share value reported to us by the Trust. This amount does not include capital changes of the variable investment option's shares of the corresponding portfolio during the period. We reduce the net change by (a) the daily charges we deduct from your variable investment options for contract expenses times the number of calendar days in the period, and (b) the annual administrative charge.

We obtain the effective yield by giving effect to the compounding nature of the option's investments, as follows: the sum of the 30-day adjusted return, plus one, is raised to a power equal to 365 divided by 30, and subtracting one from the result.

The 30-day yields for the period ended December 31, 1998 were 3.29% for the Alliance Intermediate Government Securities option, 3.67% for the Alliance Quality Bond option and 13.04% for the Alliance High Yield option. Because these yields reflect the deduction of variable investment option expenses, including the quarterly administrative charge, they are lower than the yield figures for the corresponding portfolios, which reflect only the deduction of Trust-level expenses.

LONG-TERM MARKET TRENDS

As a tool for understanding how different investment strategies may affect long-term results, it may be useful to consider the historical returns on different types of assets. The following charts present historical return trends for various types of securities. The information presented, while not directly related to the performance of the variable investment options, helps to provide a perspective on the potential returns of different asset classes over different periods of time. By combining this information with your knowledge of your own financial needs (e.g., the length of time until you retire, your financial requirements at retirement), you may be able to better determine how you wish to allocate plan contributions among the investment options available under your plan.

Historically, the long-term investment performance of common stocks has generally been superior to that of long- or short-term debt securities. For those investors who have many years until retirement, or whose primary focus is on long-term growth potential and protection against inflation, there may be advantages to allocating some or all of their retirement account value to those variable investment options that invest in stocks.

--------------------------------------------------------------------------------
8
--------------------------------------------------------------------------------


                    Growth of $1 Invested on January 1, 1958
                      (Values are as of last business day)

[THE FOLLOWING DATA WAS REPRESENTED AS A
SHADED AREA GRAPH IN THE PRINTED DOCUMENT:]


               Common Stock       Inflation
1958               1.00              1.00
1959               1.12              1.01
1960               1.12              1.03
1961               1.43              1.04
1962               1.30              1.05
1963               1.60              1.07
1964               1.86              1.08
1965               2.10              1.10
1966               1.88              1.14
1967               2.34              1.17
1968               2.59              1.23
1969               2.37              1.30
1970               2.47              1.37
1971               2.82              1.42
1972               3.36              1.47
1973               2.87              1.60
1974               2.11              1.79
1975               2.89              1.92
1976               3.58              2.01
1977               3.32              2.15
1978               3.54              2.34
1979               4.19              2.65
1980               5.55              2.98
1981               5.28              3.25
1982               6.41              3.37
1983               7.86              3.50
1984               8.35              3.64
1985              11.03              3.78
1986              13.07              3.82
1987              13.75              3.99
1988              16.07              4.16
1989              21.13              4.36
1990              20.46              4.62
1991              26.74              4.76
1992              28.75              4.90
1993              31.63              5.04
1994              32.04              5.17
1995              44.03              5.30
1996              54.19              5.48
1997              72.27              5.57
1998              92.93              5.67


[LIGHT SHADED AREA = COMMON STOCK]
[DARK SHADED AREA = INFLATION]


Source: Ibbotson Associates, Inc. See discussion and information preceding and following chart on next page.


Over shorter periods of time, however, common stocks tend to be subject to more dramatic changes in value than fixed-income (debt) securities. Investors who are nearing retirement age, or who have a need to limit short-term risk, may find it preferable to allocate a smaller percentage of their annuity account value or retirement account value to those variable investment options that invest in common stocks. The following graph illustrates the monthly fluctuations in value of $1 based on monthly returns of the Standard & Poor's 500 during 1990, a year that reflects inherent volatility in the investment of common stock.


                    Growth of $1 Invested on January 1, 1990
                      (Values are as of last business day)

[THE FOLLOWING DATA WAS REPRESENTED AS A BLACK AND WHITE LINE GRAPH IN THE PRINTED DOCUMENT:]

                       Intermediate-Term
                          Govt. Bonds               Common Stocks
  1/1/90                      1.00                      1.00
  Jan.                        0.99                      0.93
  Feb.                        0.99                      0.94
  Mar.                        0.99                      0.97
  Apr.                        0.98                      0.95
  May                         1.01                      1.04
  June                        1.02                      1.03
  July                        1.04                      1.03
  Aug.                        1.03                      0.93
  Sep.                        1.04                      0.89
  Oct.                        1.06                      0.89
  Nov.                        1.08                      0.94
  Dec.                        1.10                      0.97

Source: Ibbotson Associates, Inc. See discussion and information preceding and following chart on next page.


The following chart illustrates average annual rates of return over selected time periods between December 31, 1926 and December 31, 1998 for different types of securities: common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds and U.S. Treasury Bills. For comparison purposes, the Consumer Price Index is shown as a measure of inflation. The average annual returns shown in the chart reflect capital appreciation and assume the reinvestment of dividends and interest. Investment management fees or expenses, and charges typically associated with deferred annuity products, are not reflected. The information presented is merely a summary of past experience for unmanaged groups of securities and is neither an estimate nor guarantee of future performance. Any investment in securities, whether equity or debt, involves varying degrees of potential risk, in addition to offering varying degrees of potential reward.

--------------------------------------------------------------------------------
The rates of return illustrated do not represent returns of the variable investment options. In addition, there is no assurance that the performance of the variable investment options will correspond to rates of return such as those illustrated in the chart.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                               9
--------------------------------------------------------------------------------


For a comparative illustration of performance results of the variable investment options (which reflect charges for EQ Advisors Trust, as applicable, and variable investment option charges), see "Investment performance" in the prospectus.

-------------------------------------------------------------------------------------------------------------------------
                                                    MARKET TRENDS:
                                         ILLUSTRATIVE ANNUAL RATES OF RETURN
-------------------------------------------------------------------------------------------------------------------------
                                            LONG-TERM      LONG-TERM      INTERMEDIATE-     U.S.
FOR THE FOLLOWING PERIODS      COMMON       GOVERNMENT     CORPORATE      TERM GOV'T.       TREASURY     CONSUMER
ENDING DECEMBER 31, 1998       STOCKS       BONDS          BONDS          BONDS             BILLS        PRICE INDEX
--------------------------------------------------------------------------------------------------------------------------
1 Year                         28.58%       13.06%          10.76%         10.21%             4.86%         1.80%
--------------------------------------------------------------------------------------------------------------------------
3 Years                        28.27         9.07            8.25           6.84              5.11          2.27
--------------------------------------------------------------------------------------------------------------------------
5 Years                        24.06         9.52            8.74           6.20              4.96          2.41
--------------------------------------------------------------------------------------------------------------------------
10 Years                       19.19        11.66           10.85           8.74              5.29          3.14
--------------------------------------------------------------------------------------------------------------------------
20 Years                       17.75        11.14           10.86           9.85              7.17          4.53
--------------------------------------------------------------------------------------------------------------------------
30 Years                       12.67         9.09            9.14           8.71              6.76          5.24
--------------------------------------------------------------------------------------------------------------------------
40 Years                       12.00         7.20            7.43           7.39              5.94          4.44
--------------------------------------------------------------------------------------------------------------------------
50 Years                       13.56         5.89            6.20           6.21              5.07          3.92
--------------------------------------------------------------------------------------------------------------------------
60 Years                       12.49         5.43            5.62           5.50              4.26          4.19
--------------------------------------------------------------------------------------------------------------------------
Since 12/31/26                 11.21         5.29            5.78           5.32              3.78          3.15
--------------------------------------------------------------------------------------------------------------------------
Inflation Adjusted Since 1926   7.82         2.08            2.55           2.11              0.62            --
--------------------------------------------------------------------------------------------------------------------------

SOURCE: Ibbotson, Roger G., and Rex A. Sinquefield, Stocks, Bonds, Bills, and Inflation (SBBI), 1982, updated in Stocks, Bonds, Bills and Inflation 1999 YearbookTM Ibbotson Associates, Inc., Chicago. All rights reserved.


COMMON STOCKS (S&P 500)--Standard and Poor's Composite Index, an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies.


LONG-TERM GOVERNMENT BONDS--Measured using a one-bond portfolio constructed each year containing a bond with approximately a twenty-year maturity and a reasonably current coupon.


LONG-TERM CORPORATE BONDS--For the period 1969-1998, represented by the Salomon Brothers Long-Term, High-Grade Corporate Bond Index; for the period 1946-1968, the Salomon Brothers Index was backdated using Salomon Brothers monthly yield data and a methodology similar to that used by Salomon Brothers for 1969-1998; for the period 1927-1945, the Standard and Poor's monthly High-Grade Corporate Composite yield data were used, assuming a 4 percent coupon and a twenty-year maturity.


INTERMEDIATE-TERM GOVERNMENT BONDS--Measured by a one-bond portfolio constructed each year containing a bond with approximately a five-year maturity.


U.S. TREASURY BILLS--Measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the bill having the shortest maturity not less than one month.


INFLATION--Measured by the Consumer Price Index for all Urban Consumers (CPI-U), not seasonally adjusted.

--------------------------------------------------------------------------------
10
--------------------------------------------------------------------------------


Financial statements

The consolidated financial statements of Equitable Life included herein should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the contracts.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS

Report of Independent Accountants..................................................................................      FSA-2
Financial Statements:
      Statements of Assets and Liabilities, December 31, 1998......................................................      FSA-3
      Statements of Operations for the Year Ended December 31, 1998................................................      FSA-6
      Statements of Changes in Net Assets for the Years Ended December 31, 1998 and 1997...........................      FSA-9
      Notes to Financial Statements................................................................................     FSA-16


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Accountants..................................................................................        F-1
      Consolidated Financial Statements:
      Consolidated Balance Sheets, December 31, 1998 and 1997......................................................        F-2
      Consolidated Statements of Earnings, Years Ended December 31, 1998, 1997 and 1996............................        F-3
      Consolidated Statements of Shareholder's Equity, Years Ended December 31, 1998,
         1997 and 1996.............................................................................................        F-4
      Consolidated Statements of Cash Flows, Years Ended December 31, 1998, 1997 and 1996..........................        F-5
      Notes to Consolidated Financial Statements...................................................................        F-6



                                     FSA-1

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account A of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Alliance Money Market Fund, Alliance Intermediate Government Securities Fund, Alliance Quality Bond Fund, Alliance High Yield Fund, Alliance Growth & Income Fund, Alliance Equity Index Fund, Alliance Common Stock Fund, Alliance Global Fund, Alliance International Fund, Alliance Aggressive Stock Fund, Alliance Small Cap Growth Fund, Alliance Conservative Investors Fund, Alliance Growth Investors Fund, Alliance Balanced Fund ("Hudson River Trust funds") and the T. Rowe Price Equity Income Fund, EQ/Putnam Growth & Income Value Fund, Merrill Lynch Basic Value Equity Fund, MFS Research Fund, T. Rowe Price International Stock Fund, Morgan Stanley Emerging Markets Equity Fund, Warburg Pincus Small Company Value Fund, MFS Emerging Growth Companies Fund, EQ/Putnam Balanced Fund, and Merrill Lynch World Strategy Fund ("EQ Advisors Trust funds"), separate investment funds of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account A at December 31, 1998 and the results of each of their operations and changes in each of their net assets for the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in The Hudson River Trust and in The EQ Advisors Trust at December 31, 1998 with the transfer agent, provide a reasonable basis for the opinion expressed above. The unit value information presented in Note 6 for the year ended December 31, 1992 and for each of the periods indicated prior thereto, were audited by other independent accountants whose report dated February 16, 1993 expressed an unqualified opinion on the financial statements containing such information.





PricewaterhouseCoopers LLP
New York, New York
February 8, 1999



                                     FSA-2

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                       FIXED INCOME SERIES:
                                                                 --------------------------------------------------------------
                                                                                     ALLIANCE
                                                                    ALLIANCE       INTERMEDIATE      ALLIANCE         ALLIANCE
                                                                     MONEY          GOVERNMENT       QUALITY            HIGH
                                                                     MARKET         SECURITIES         BOND             YIELD
                                                                      FUND             FUND            FUND             FUND
                                                                 ------------      -----------      -----------     ------------
ASSETS:
Investments in shares of The Trusts,
  at market value (Note 2):
  Cost:     $126,393,531....................................     $126,082,971
              52,884,907....................................                       $53,855,750
              81,574,491....................................                                        $81,903,603
             234,155,055....................................                                                        $198,398,150
             132,387,446....................................
              68,826,963....................................
             507,038,678....................................
             860,530,108....................................
Receivable for Trust shares sold............................               --               --               --               --
Due from Equitable Life's General Account
   (Note 3).................................................          443,930           94,544          181,937          255,904
                                                                 ------------     ------------     ------------    -------------
        Total assets........................................      126,526,901       53,950,294       82,085,540      198,654,054
                                                                 ------------     ------------     ------------    -------------
LIABILITIES:
Payable for  Trust shares purchased.........................          440,784           96,954          173,181          263,793
Due to Equitable Life's General Account
   (Note 3).................................................               --               --               --               --
Net accumulated amount of (i) mortality risk,
   death benefit, expense and expense risk
   charges and (ii) mortality and other gains and
   losses retained by Equitable Life (Note 3)...............          179,001          351,346          445,982          206,805
                                                                 ------------     ------------     ------------    -------------
        Total liabilities...................................          619,785          448,300          619,163          470,598
                                                                 ------------     ------------     ------------    -------------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS
   (NOTE 5).................................................     $125,907,116      $53,501,994      $81,466,377     $198,183,456
                                                                 ============     ============     ============    =============

                                                                                             EQUITY SERIES:
                                                                 -------------------------------------------------------------------
                                                                                         EQ/
                                                                  T.ROWE PRICE         PUTNAM          ALLIANCE          ALLIANCE
                                                                     EQUITY           GROWTH &         GROWTH &           EQUITY
                                                                     INCOME         INCOME VALUE        INCOME            INDEX
                                                                      FUND              FUND             FUND             FUND
                                                                  -------------     -------------     ------------    --------------
ASSETS:
Investments in shares of The Trusts,
  at market value (Note 2):
  Cost:     $126,393,531....................................
              52,884,907....................................
              81,574,491....................................
             234,155,055....................................
             132,387,446....................................       $139,978,924
              68,826,963....................................                         $74,988,792
             507,038,678....................................                                         $599,468,994
             860,530,108...................................                                                           $1,153,005,368
Receivable for Trust shares sold............................                 --              --                --                --
Due from Equitable Life's General Account
   (Note 3).................................................          1,106,116          672,410        1,904,968         11,149,643
                                                                   ------------      -----------     ------------     --------------
        Total assets........................................        141,085,040       75,661,202      601,373,962      1,164,155,011
                                                                   ------------      -----------     ------------     --------------
LIABILITIES:
Payable for  Trust shares purchased.........................          1,106,116          672,410        1,608,787         11,151,657
Due to Equitable Life's General Account
   (Note 3).................................................                 --               --               --                 --
Net accumulated amount of (i) mortality risk,
   death benefit, expense and expense risk
   charges and (ii) mortality and other gains and
   losses retained by Equitable Life (Note 3)...............            163,834          162,192          742,644            715,187
                                                                   ------------      -----------     ------------     --------------
        Total liabilities...................................          1,269,950          834,602        2,351,431         11,866,844
                                                                   ------------      -----------     ------------     --------------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS
   (NOTE 5).................................................       $139,815,090      $74,826,600     $599,022,531     $1,152,288,167
                                                                   ============      ===========     ============     ==============

---------------------
See Notes to Financial Statements.


                                      FSA-3

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                      EQUITY SERIES (CONTINUED):
                                                                -------------------------------------------------------------------
                                                                  MERRILL
                                                                  LYNCH           ALLIANCE
                                                                BASIC VALUE        COMMON              MFS             ALLIANCE
                                                                  EQUITY           STOCK             RESEARCH           GLOBAL
                                                                   FUND             FUND               FUND              FUND
                                                                ------------    --------------    --------------    ---------------
ASSETS:
Investments in shares of The Trusts,
  at market value (Note 2):
  Cost:     $        56,223,556.............................    $57,472,290
                  5,604,901,871.............................                    $7,729,532,779
                     88,527,561.............................                                        $102,398,515
                    609,414,934.............................                                                          $727,190,716
                    127,648,223.............................
                     66,625,462.............................
                     17,147,883.............................
                  3,378,240,751.............................
Receivable for  Trust shares sold...........................             --                 --                --           568,149
Due from Equitable Life's General Account
   (Note 3).................................................        556,978          5,851,659         4,489,476                --
                                                                -----------     --------------      ------------      -------------
        Total assets........................................     58,029,268      7,735,384,438       106,887,991       727,758,865
                                                                -----------     --------------      ------------      -------------
LIABILITIES:
Payable for Trust shares purchased..........................        556,953          5,468,912         4,489,434                --
Due to Equitable Life's General Account
   (Note 3).................................................             --                 --                --           600,419
Net accumulated amount of (i) mortality risk,
   death benefit, expense and expense risk
   charges and (ii) mortality and other gains and
   losses retained by Equitable Life (Note 3)...............        119,600          4,142,124           148,866           358,278
                                                                -----------     --------------      ------------      -------------
        Total liabilities...................................        676,553          9,611,036         4,638,300           958,697
                                                                -----------     --------------      ------------      -------------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS
   (NOTE 5).................................................    $57,352,715     $7,725,773,402      $102,249,691      $726,800,168
                                                                ===========     ==============      ============      =============

                                                                                      EQUITY SERIES (CONTINUED):
                                                                ------------------------------------------------------------------
                                                                                      T.ROWE         MORGAN
                                                                                      PRICE          STANLEY
                                                                                      INTER-         EMERGING          ALLIANCE
                                                                   ALLIANCE          NATIONAL        MARKETS          AGGRESSIVE
                                                                INTERNATIONAL         STOCK          EQUITY             STOCK
                                                                     FUND              FUND           FUND               FUND
                                                                -------------      -----------     -----------      --------------
ASSETS:
Investments in shares of The Trusts,
  at market value (Note 2):
  Cost:     $        56,223,556.............................
                  5,604,901,871.............................
                     88,527,561.............................
                    609,414,934.............................
                    127,648,223.............................    $130,220,038
                     66,625,462.............................                       $73,881,887
                     17,147,883.............................                                        $16,084,234
                  3,378,240,751.............................                                                          $3,168,974,945
Receivable for  Trust shares sold...........................         211,881                --               --            6,354,007
Due from Equitable Life's General Account
   (Note 3).................................................              --           179,720          115,594                  --
                                                                ------------       -----------      -----------       --------------
        Total assets........................................     130,431,919        74,061,607       16,199,828        3,175,328,952
                                                                ------------       -----------      -----------       --------------
LIABILITIES:
Payable for Trust shares purchased..........................              --           179,720          115,594                   --
Due to Equitable Life's General Account
   (Note 3).................................................         216,890                --               --            6,160,056
Net accumulated amount of (i) mortality risk,
   death benefit, expense and expense risk
   charges and (ii) mortality and other gains and
   losses retained by Equitable Life (Note 3)...............         193,242            90,602        3,574,314              670,310
                                                                ------------       -----------      -----------       --------------
        Total liabilities...................................         410,132           270,322        3,689,908            6,830,366
                                                                ------------       -----------      -----------       --------------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS
   (NOTE 5).................................................    $130,021,787       $73,791,285      $12,509,920       $3,168,498,586
                                                                ============       ===========      ===========       ==============

---------------------
See Notes to Financial Statements.

                                     FSA-4

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                                                        ASSET
                                                                                                                      ALLOCATION
                                                                                       EQUITY SERIES (CONCLUDED):       SERIES
                                                                   -----------------------------------------------  ---------------
                                                                                                        MFS
                                                                   WARBURG PINCUS    ALLIANCE         EMERGING           ALLIANCE
                                                                    SMALL COMPANY    SMALL CAP         GROWTH         CONSERVATIVE
                                                                        VALUE         GROWTH          COMPANIES        INVESTORS
                                                                        FUND           FUND             FUND              FUND
                                                                    -------------  ------------      ------------     -------------
ASSETS:
Investments in shares of The Trusts,
   at market value (Note 2):
   Cost:     $        97,621,394............................        $90,331,538
                     128,288,230............................                       $139,300,122
                     141,554,053............................                                         $177,252,578
                     111,402,771............................                                                           $120,069,941
                      32,776,608............................
                     739,431,816............................
                   1,207,545,862............................
                      10,547,792............................
Receivable for  Trust shares sold...........................                 --       1,068,050                --                --
Due from Equitable Life's General Account
   (Note 3).................................................            680,223              --         2,139,886           181,219
                                                                    -----------    ------------      ------------      ------------
        Total assets........................................         91,011,761     140,368,172       179,392,464       120,251,160
                                                                    -----------    ------------      ------------      ------------
LIABILITIES:
Payable for  Trust shares purchased.........................            680,223              --         2,139,886           182,458
Due to Equitable Life's General Account
   (Note 3).................................................                 --       1,051,042                --                --
Net accumulated amount of (i) mortality risk,
   death benefit, expense and expense risk
   charges and (ii) mortality and other gains and
   losses retained by Equitable Life (Note 3)...............            128,730         410,448            49,828           205,350
                                                                    -----------    ------------      ------------      ------------
        Total liabilities...................................            808,953       1,461,490         2,189,714           387,808
                                                                    -----------    ------------      ------------      ------------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS
   (NOTE 5).................................................        $90,202,808    $138,906,682      $177,202,750      $119,863,352

                                                                                        ASSET ALLOCATION SERIES (CONTINUED):
                                                                    ---------------------------------------------------------------
                                                                                                                        MERRILL
                                                                        EQ/          ALLIANCE                            LYNCH
                                                                       PUTNAM        GROWTH             ALLIANCE         WORLD
                                                                      BALANCED       INVESTORS          BALANCED        STRATEGY
                                                                        FUND          FUND               FUND             FUND
                                                                    -----------    ------------      --------------    -----------
ASSETS:
Investments in shares of The Trusts,
   at market value (Note 2):
   Cost:     $        97,621,394............................
                     128,288,230............................
                     141,554,053............................
                     111,402,771............................
                      32,776,608............................        $34,787,837
                     739,431,816............................                       $842,909,418
                   1,207,545,862............................                                         $1,322,780,470
                      10,547,792............................                                                           $11,042,248
Receivable for  Trust shares sold...........................                 --              --             869,867             --
Due from Equitable Life's General Account
   (Note 3).................................................            344,836       1,901,167                 --          83,668
                                                                    -----------    ------------      --------------    -----------
        Total assets........................................         35,132,673     844,810,585       1,323,650,337     11,125,916
                                                                    -----------    ------------      --------------    -----------
LIABILITIES:
Payable for  Trust shares purchased.........................            344,836       1,905,292                  --         83,668
Due to Equitable Life's General Account
   (Note 3).................................................                 --              --             728,517             --
Net accumulated amount of (i) mortality risk,
   death benefit, expense and expense risk
   charges and (ii) mortality and other gains and
   losses retained by Equitable Life (Note 3)...............            147,171         687,262             186,147      1,772,681
                                                                    -----------    ------------      --------------    -----------
        Total liabilities...................................            492,007       2,592,554             914,664      1,856,349
                                                                    -----------    ------------      --------------    -----------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS
   (NOTE 5).................................................        $34,640,666    $842,218,031      $1,322,735,673    $ 9,269,567
                                                                    ===========    ============      ==============    ===========

---------------------
See Notes to Financial Statements.

                                     FSA-5

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                         FIXED INCOME SERIES:
                                                                  -----------------------------------------------------------------
                                                                                       ALLIANCE
                                                                                        INTER-
                                                                     ALLIANCE           MEDIATE       ALLIANCE          ALLIANCE
                                                                       MONEY          GOVERNMENT       QUALITY            HIGH
                                                                      MARKET          SECURITIES        BOND             YIELD
                                                                       FUND              FUND           FUND              FUND
                                                                    ----------       ----------       ----------       ------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trusts.............................        $5,255,399       $2,342,433       $3,395,859       $ 20,512,530
                                                                    ----------       ----------       ----------       ------------
Expenses (Note 3):
      Asset-based charges...................................         1,481,147          587,870          794,815          2,600,402
Less: Reduction for expense limitation......................            48,970            7,750               --                 --
                                                                    ----------       ----------       ----------       ------------
      Net expenses..........................................         1,432,177          580,120          794,815          2,600,402
                                                                    ----------       ----------       ----------       ------------
NET INVESTMENT INCOME (LOSS)................................         3,823,222        1,762,313        2,601,044         17,912,128
                                                                    ----------       ----------       ----------       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments...................           234,429          470,342          372,734              4,677
      Realized gain distribution from
        The Trusts..........................................             3,630               --        1,620,732          3,909,878
                                                                    ----------       ----------       ----------       ------------
   Net realized gain (loss).................................           238,059          470,342        1,993,466          3,914,555
   Change in unrealized appreciation
      (depreciation) of investments.........................           121,024          512,287         (486,113)       (36,813,923)
                                                                    ----------       ----------       ----------       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS...........................................           359,083          982,629        1,507,353        (32,899,368)
                                                                    ==========       ==========       ==========       ============
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2).......................        $4,182,305       $2,744,942       $4,108,397       $(14,987,240)
                                                                    ==========       ==========       ==========       ============

                                                                                                  EQUITY SERIES:
                                                                    ---------------------------------------------------------------
                                                                                        EQ/
                                                                      T. ROWE         PUTNAM
                                                                       PRICE          GROWTH &          ALLIANCE         ALLIANCE
                                                                      EQUITY          INCOME            GROWTH &          EQUITY
                                                                      INCOME           VALUE             INCOME            INDEX
                                                                       FUND            FUND               FUND             FUND
                                                                    ----------       ----------       -----------      ------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trusts.............................        $2,277,162       $  643,088       $ 1,653,807      $ 10,632,473
                                                                    ----------       ----------       -----------      ------------
Expenses (Note 3):
      Asset-based charges...................................         1,304,543          670,969         6,396,117        11,997,835
Less: Reduction for expense limitation......................                --               --                --                --
                                                                    ----------       ----------       -----------      ------------
      Net expenses..........................................         1,304,543          670,969         6,396,117        11,997,835
                                                                    ----------       ----------       -----------      ------------
NET INVESTMENT INCOME (LOSS)................................           972,619          (27,881)       (4,742,310)       (1,365,362)
                                                                    ----------       ----------       -----------      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments...................          (974,087)        (339,484)        3,660,147        40,077,379
      Realized gain distribution from
        The Trusts..........................................         2,932,028          580,684        48,006,831           339,719
                                                                    ----------       ----------       -----------      ------------
   Net realized gain (loss).................................         1,957,941          241,200        51,666,978        40,417,098
   Change in unrealized appreciation
      (depreciation) of investments.........................         4,171,888        5,418,025        39,346,894       170,263,193
                                                                    ----------       ----------       -----------      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS...........................................         6,129,829        5,659,225        91,013,872       210,680,291
                                                                    ----------       ----------       -----------      ------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2).......................        $7,102,448       $5,631,344       $86,271,562      $209,314,929
                                                                    ==========       ==========       ===========      ============



---------------------
See Notes to Financial Statements.


                                     FSA-6

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                          EQUITY SERIES (CONTINUED):
                                                                  -----------------------------------------------------------------
                                                                     MERRILL
                                                                      LYNCH
                                                                      BASIC           ALLIANCE
                                                                      VALUE            COMMON              MFS           ALLIANCE
                                                                      EQUITY           STOCK            RESEARCH          GLOBAL
                                                                       FUND             FUND              FUND             FUND
                                                                  -----------     --------------      -----------      ------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trusts.............................      $   550,754     $   42,754,627      $   249,000      $  7,924,674
                                                                  -----------     --------------      -----------      ------------

Expenses (Note 3):
      Asset-based charges...................................          494,290         95,988,818          735,308         8,877,655
Less: Reduction for expense limitation......................               --          6,717,477               --                --
                                                                  -----------     --------------      -----------      ------------
      Net expenses..........................................          494,290         89,271,341          735,308         8,877,655
                                                                  -----------     --------------      -----------      ------------
NET INVESTMENT INCOME (LOSS)................................           56,464        (46,516,714)        (486,308)         (952,981)
                                                                  -----------     --------------      -----------      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments...................       (1,204,767)       190,070,720         (916,443)       13,674,946
      Realized gain distribution from
        The Trusts..........................................        1,908,414        932,028,578               --        46,107,203
                                                                  -----------     --------------      -----------      ------------
   Net realized gain (loss).................................          703,647      1,122,099,298         (916,443)       59,782,149
   Change in unrealized appreciation
      (depreciation) of investments.........................        1,021,838        573,857,850       13,393,079        60,932,110
                                                                  -----------     --------------      -----------      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS...........................................        1,725,485      1,695,957,148       12,476,636       120,714,259
                                                                  ===========     ==============      ===========      ============
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2).......................      $ 1,781,949     $1,649,440,434      $11,990,328      $119,761,278
                                                                  ===========     ==============      ===========      ============

                                                                                          EQUITY SERIES (CONTINUED):
                                                                  ---------------------------------------------------------------
                                                                                                        MORGAN
                                                                                    T. ROWE             STANLEY
                                                                   ALLIANCE        PRICE INTER-        EMERGING          ALLIANCE
                                                                    INTER-          NATIONAL-           MARKETS          AGGRESSIVE
                                                                   NATIONAL          STOCK              EQUITY            STOCK
                                                                     FUND             FUND               FUND              FUND
                                                                  -----------     ------------        -----------      ------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trusts.............................      $ 2,332,648     $   628,616         $    61,144      $ 14,559,406
                                                                  -----------     -----------         -----------      ------------

Expenses (Note 3):
      Asset-based charges...................................        1,702,585         717,829             139,058        43,880,560
Less: Reduction for expense limitation......................               --              --                  --         3,621,990
                                                                  -----------     -----------         -----------      ------------
      Net expenses..........................................        1,702,585         717,829             139,058        40,258,570
                                                                  -----------     -----------         -----------      ------------
NET INVESTMENT INCOME (LOSS)................................          630,063         (89,213)            (77,914)      (25,699,164)
                                                                  -----------     -----------         -----------      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments...................       (6,316,417)     (2,187,587)         (4,762,302)       76,319,984
      Realized gain distribution from
        The Trusts..........................................           24,639             677                  --       153,501,697
                                                                  -----------     -----------         -----------      ------------
   Net realized gain (loss).................................       (6,291,778)     (2,186,910)         (4,762,302)      229,821,681
   Change in unrealized appreciation
      (depreciation) of investments.........................       17,134,710       8,173,937              34,335      (233,439,908)
                                                                  -----------     -----------         -----------      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS...........................................       10,842,932       5,987,027          (4,727,967)       (3,618,227)
                                                                  ===========     ===========         ===========      ============
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2).......................      $11,472,995     $ 5,897,814         $(4,805,881)    $ (29,317,391)
                                                                  ===========     ===========         ===========     =============


---------------------
See Notes to Financial Statements.


                                     FSA-7

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                       EQUITY SERIES (CONCLUDED):
                                                                   ----------------------------------------------------------------
                                                                                                          MFS
                                                                   WARBURG PINCUS     ALLIANCE          EMERGING           ALLIANCE
                                                                    SMALL COMPANY     SMALL CAP          GROWTH         CONSERVATIVE
                                                                        VALUE          GROWTH           COMPANIES        INVESTORS
                                                                        FUND            FUND              FUND              FUND
                                                                   ------------      ------------      ----------       -----------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trusts.............................       $    420,391      $     11,795      $     2,970      $ 4,213,562
                                                                   ------------      ------------      -----------      -----------
Expenses (Note 3):
      Asset-based charges...................................          1,049,204         1,437,474        1,125,210        1,406,739
Less: Reduction for expense limitation......................                 --                --               --               --
                                                                   ------------      ------------      -----------      -----------
      Net expenses..........................................          1,049,204         1,437,474        1,125,210        1,406,739
                                                                   ------------      ------------      -----------      -----------
NET INVESTMENT INCOME (LOSS)................................           (628,813)       (1,425,679)      (1,122,240)       2,806,823
                                                                   ------------      ------------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments...................         (3,319,964)      (18,408,722)      (4,911,369)       1,336,530
      Realized gain distribution from
        The Trusts..........................................                 --                --               --        6,357,062
                                                                   ------------      ------------      -----------      -----------
   Net realized gain (loss).................................         (3,319,964)      (18,408,722)      (4,911,369)       7,693,592
   Change in unrealized appreciation
      (depreciation) of investments.........................         (7,312,118)       12,576,541       35,293,322        2,040,567
                                                                   ------------      ------------      -----------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS...........................................        (10,632,082)       (5,832,181)      30,381,953        9,734,159
                                                                   ============      ============      ===========      ===========
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2).......................       $(11,260,895)     $ (7,257,860)     $29,259,713      $12,540,982
                                                                   ============      ============      ===========      ===========

                                                                                        ASSET ALLOCATION SERIES:
                                                                    -------------------------------------------------------------
                                                                                                                         MERRILL
                                                                        EQ/           ALLIANCE                            LYNCH
                                                                       PUTNAM         GROWTH            ALLIANCE          WORLD
                                                                      BALANCED       INVESTORS          BALANCED         STRATEGY
                                                                        FUND           FUND               FUND             FUND
                                                                    -----------    ------------      --------------    ----------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trusts.............................       $  634,198        $ 15,542,047      $ 33,629,387     $  83,000
                                                                   ----------        ------------      ------------     ---------

Expenses (Note 3):
      Asset-based charges...................................          287,370          10,042,667        18,391,448        94,329
Less: Reduction for expense limitation......................               --                  --         2,004,680            --
                                                                   ----------        ------------      ------------     ---------
      Net expenses..........................................          287,370          10,042,667        16,386,768        94,329
                                                                   ----------        ------------      ------------     ---------
NET INVESTMENT INCOME (LOSS)................................          346,828           5,499,380        17,242,619       (11,329)
                                                                   ----------        ------------      ------------     ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments...................          307,112           8,822,060        23,244,711      (103,174)
      Realized gain distribution from
        The Trusts..........................................          395,016          67,065,259       110,287,707            --
                                                                   ----------        ------------      ------------     ---------
   Net realized gain (loss).................................          702,128          75,887,319       133,532,418      (103,174)
   Change in unrealized appreciation
      (depreciation) of investments.........................        1,408,394          40,944,576        42,665,225       648,068
                                                                   ----------        ------------      ------------     ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS...........................................        2,110,522         116,831,895       176,197,643       544,894
                                                                   ----------        ------------      ------------     ---------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2).......................       $2,457,350        $122,331,275      $193,440,262     $ 533,565
                                                                   ==========        ============      ============     =========


---------------------
See Notes to Financial Statements.


                                     FSA-8

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                                                                             FIXED INCOME SERIES:
                                                                   -----------------------------------------------------------------
                                                                             ALLIANCE
                                                                           MONEY MARKET                    ALLIANCE INTERMEDIATE
                                                                               FUND                     GOVERNMENT SECURITIES FUND
                                                                   ------------------------------      -----------------------------
                                                                      1998              1997               1998            1997
                                                                   ------------      ------------       -----------     -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................       $  3,823,222      $  3,606,969       $ 1,762,313     $ 1,421,306
   Net realized gain (loss) on investments..................            238,059           236,951           470,342          63,438
   Change in unrealized appreciation
      (depreciation) of investments.........................            121,024           (78,466)          512,287         431,540
                                                                   ------------      ------------       -----------     -----------
   Net increase in net assets from operations...............          4,182,305         3,765,454         2,744,942       1,916,284
                                                                   ------------      ------------       -----------     -----------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions.........................................         59,238,443        86,657,302        10,106,543       7,536,973
      Transfers from other Funds and
        Guaranteed Interest Account.........................         99,124,881        47,922,157        23,196,411       8,017,226
                                                                   ------------      ------------       -----------     -----------
           Total............................................        158,363,324       134,579,459        33,302,954      15,554,199
                                                                   ------------      ------------       -----------     -----------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
        and death benefits..................................         25,401,484        16,145,603         5,018,282       3,204,151
      Transfers to other Funds and
        Guaranteed Interest Account.........................        108,901,266       117,776,744        14,425,062       6,576,233
      Withdrawal and administrative charges.................            307,072           297,412            75,927          54,007
                                                                   ------------      ------------       -----------     -----------
           Total............................................        134,609,822       134,219,759        19,519,271       9,834,391
                                                                   ------------      ------------       -----------     -----------
   Net increase (decrease) in net assets from
      Contractowners transactions...........................         23,753,502           359,700        13,783,683       5,719,808
                                                                   ------------      ------------       -----------     -----------
   Net (increase) decrease in amount retained by
      Equitable Life in Separate Account A (Note 3).........             99,791           (68,437)          (40,620)        (50,296)
                                                                   ------------      ------------       -----------     -----------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACTOWNERS...........................         28,035,598         4,056,717        16,488,005       7,585,796
NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACTOWNERS...........................         97,871,518        93,814,801        37,013,989      29,428,193
                                                                   ------------      ------------       -----------     -----------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACTOWNERS...........................       $125,907,116      $ 97,871,518       $53,501,994     $37,013,989
                                                                   ============      ============       ===========     ===========

                                                                                             FIXED INCOME SERIES:
                                                                   ----------------------------------------------------------------
                                                                            ALLIANCE                           ALLIANCE
                                                                          QUALITY BOND                        HIGH YIELD
                                                                              FUND                               FUND
                                                                   ----------------------------       -----------------------------
                                                                      1998              1997               1998            1997
                                                                   -----------       -----------      ------------     ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................       $ 2,601,044       $ 1,622,820      $ 17,912,128     $ 10,021,713
   Net realized gain (loss) on investments..................         1,993,466           249,479         3,914,555        8,751,281
   Change in unrealized appreciation
      (depreciation) of investments.........................          (486,113)          547,099       (36,813,923)        (187,263)
                                                                   -----------       -----------      ------------     ------------
   Net increase in net assets from operations...............         4,108,397         2,419,398       (14,987,240)      18,585,731
                                                                   -----------       -----------      ------------     ------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions.........................................        20,999,014         8,725,632        52,878,815       39,249,294
      Transfers from other Funds and
        Guaranteed Interest Account.........................        46,264,543        14,735,972       114,552,746       81,831,743
                                                                   -----------       -----------      ------------     ------------
           Total............................................        67,263,557        23,461,604       167,431,561      121,081,037
                                                                   -----------       -----------      ------------     ------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
        and death benefits..................................         4,294,846         2,471,399        15,414,754        9,034,492
      Transfers to other Funds and
        Guaranteed Interest Account.........................        26,129,927         9,009,004        96,757,242       50,004,724
      Withdrawal and administrative charges.................            64,190            49,238           269,447          180,111
                                                                   -----------       -----------      ------------     ------------
           Total............................................        30,488,963        11,529,641       112,441,443       59,219,327
                                                                   -----------       -----------      ------------     ------------
   Net increase (decrease) in net assets from
      Contractowners transactions...........................        36,774,594        11,931,963        54,990,118       61,861,710
                                                                   -----------       -----------      ------------     ------------
   Net (increase) decrease in amount retained by
      Equitable Life in Separate Account A (Note 3).........           (65,774)          (51,466)          (32,954)        (195,148)
                                                                   -----------       -----------      ------------     ------------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACTOWNERS...........................        40,817,217        14,299,895        39,969,924       80,252,293
NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACTOWNERS...........................        40,649,160        26,349,265       158,213,532       77,961,239
                                                                   -----------       -----------      ------------     ------------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACTOWNERS...........................       $81,466,377       $40,649,160      $198,183,456     $158,213,532
                                                                   ===========       ===========      ============     ============


---------------------
See Notes to Financial Statements.

                                     FSA-9

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                                               EQUITY SERIES:
                                                                     --------------------------------------------------------------
                                                                           T. ROWE PRICE                       EQ/PUTNAM
                                                                           EQUITY INCOME                 GROWTH & INCOME VALUE
                                                                              FUND(a)                           FUND(a)
                                                                     -----------------------------     ----------------------------
                                                                        1998              1997            1998             1997
                                                                     ------------      -----------     -----------      -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................         $    972,619      $   213,607     $   (27,881)     $    27,593
   Net realized gain (loss) on investments..................            1,957,941           84,219         241,200           48,562
   Change in unrealized appreciation
      (depreciation) of investments.........................            4,171,888        3,419,591       5,418,025          743,804
                                                                     ------------      -----------     -----------      -----------
   Net increase in net assets from operations...............            7,102,448        3,717,417       5,631,344          819,959
                                                                     ------------      -----------     -----------      -----------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions.........................................           34,984,402       14,253,368      21,041,270        9,287,300
      Transfers from other Funds and
        Guaranteed Interest Account.........................           70,500,028       49,127,513      31,492,288       21,624,425
                                                                     ------------      -----------     -----------      -----------
           Total............................................          105,484,430       63,380,881      52,533,558       30,911,725
                                                                     ------------      -----------     -----------      -----------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
        and death benefits..................................            4,063,205          461,902       2,208,567          221,732
      Transfers to other Funds and
        Guaranteed Interest Account.........................           26,010,302        8,775,894       9,702,715        2,466,969
      Withdrawal and administrative charges.................               88,752            7,224          53,830            5,138
                                                                     ------------      -----------     -----------      -----------
           Total............................................           30,162,259        9,245,020      11,965,112        2,693,839
                                                                     ------------      -----------     -----------      -----------
   Net increase (decrease) in net assets from
      Contractowners transactions...........................           75,322,171       54,135,861      40,568,446       28,217,886
                                                                     ------------      -----------     -----------      -----------
   Net (increase) decrease in amount retained by
      Equitable Life in Separate Account A (Note 3).........              (94,421)        (368,386)       (127,918)        (283,117)
                                                                     ------------      -----------     -----------      -----------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACTOWNERS...........................           82,330,198       57,484,892      46,071,872       28,754,728
NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACTOWNERS...........................           57,484,892               --      28,754,728               --
                                                                     ------------      -----------     -----------      -----------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACTOWNERS...........................         $139,815,090      $57,484,892     $74,826,600      $28,754,728
                                                                     ============      ===========     ===========      ===========

                                                                                              EQUITY SERIES:
                                                                     --------------------------------------------------------------
                                                                               ALLIANCE                             ALLIANCE
                                                                            GROWTH & INCOME                       EQUITY INDEX
                                                                                 FUND                                 FUND
                                                                     -------------------------------   ----------------------------
                                                                        1998              1997            1998             1997
                                                                     -------------     ------------    --------------   -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................         $  (4,742,310)    $   (881,670)   $   (1,365,362) $    785,831
   Net realized gain (loss) on investments..................            51,666,978       22,637,435        40,417,098    15,251,160
   Change in unrealized appreciation
      (depreciation) of investments.........................            39,346,894       34,617,976       170,263,193    98,430,290
                                                                     -------------     ------------    --------------   -----------
   Net increase in net assets from operations...............            86,271,562       56,373,741       209,314,929   114,467,281
                                                                     -------------     ------------    --------------   -----------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions.........................................           101,906,524       77,902,559       169,623,980   123,805,230
      Transfers from other Funds and
        Guaranteed Interest Account.........................           162,800,542      159,040,741       637,861,607   497,060,564
                                                                     -------------     ------------    --------------   -----------
           Total............................................           264,707,066      236,943,300       807,485,587   620,865,794
                                                                     -------------     ------------    --------------   -----------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
        and death benefits..................................            30,427,264       15,991,738        55,265,209    26,845,795
      Transfers to other Funds and
        Guaranteed Interest Account.........................            89,917,684       70,222,768       455,238,354   332,805,482
      Withdrawal and administrative charges.................               678,233          387,138         1,207,740       650,256
                                                                     -------------     ------------    --------------   -----------
           Total............................................           121,023,181       86,601,644       511,711,303   360,301,533
                                                                     -------------     ------------    --------------   -----------
   Net increase (decrease) in net assets from
      Contractowners transactions...........................           143,683,885      150,341,656       295,774,284   260,564,261
                                                                     -------------     ------------    --------------   -----------
   Net (increase) decrease in amount retained by
      Equitable Life in Separate Account A (Note 3).........              (817,183)        (337,427)       (1,687,941)     (491,351)
                                                                     -------------     ------------    --------------   -----------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACTOWNERS...........................           229,138,264      206,377,970       503,401,272   374,540,191
NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACTOWNERS...........................           369,884,267      163,506,297       648,886,895   274,346,704
                                                                     -------------     ------------    --------------   -----------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACTOWNERS...........................          $599,022,531     $369,884,267    $1,152,288,167  $648,886,895
                                                                     =============     ============    ==============  ============

---------------------
(a)  Commenced operations on May 1, 1997.
See Notes to Financial Statements.

                                     FSA-10

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                                     EQUITY SERIES (CONTINUED):
                                                               --------------------------------------------------------------------
                                                                                                             ALLIANCE
                                                               MERRILL LYNCH BASIC VALUE                   COMMON STOCK
                                                                     EQUITY FUND(a)                            FUND
                                                               ------------------------------ -------------------------------------
                                                                  1998             1997                1998               1997
                                                               -----------      -----------       --------------     --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $    56,464      $    28,039       $  (46,516,714)    $  (40,194,434)
   Net realized gain (loss) on investments..................       703,647           32,936        1,122,099,298        520,414,631
   Change in unrealized appreciation
      (depreciation) of investments.........................     1,021,838          226,896          573,857,850        776,898,715
                                                               -----------      -----------       --------------     --------------
   Net increase in net assets from
      operations............................................     1,781,949          287,871        1,649,440,434      1,257,118,912
                                                               -----------      -----------       --------------     --------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions.........................................    18,099,811        5,085,307          526,598,693        485,617,488
      Transfers from other Funds and
        Guaranteed Interest Account.........................    54,374,032       15,531,026        1,219,987,398        981,404,674
                                                               -----------      -----------       --------------     --------------
           Total............................................    72,473,843       20,616,333        1,746,586,091      1,467,022,162
                                                               -----------      -----------       --------------     --------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
        and death benefits..................................     1,998,824          146,225          439,741,977        326,957,672
      Transfers to other Funds and
        Guaranteed Interest Account.........................    31,529,622        3,680,513        1,134,646,060        793,882,977
      Withdrawal and administrative
        charges.............................................        37,806            3,018            7,821,832          6,730,878
                                                               -----------      -----------       --------------     --------------
           Total............................................    33,566,252        3,829,756        1,582,209,869      1,127,571,527
                                                               -----------      -----------       --------------     --------------
   Net increase (decrease) in net assets from
      Contractowners transactions...........................    38,907,591       16,786,577          164,376,222        339,450,635
                                                               -----------      -----------       --------------     --------------
   Net (increase) decrease in amount retained by
      Equitable Life in Separate Account A (Note 3).........      (112,369)        (298,904)         (12,019,228)        (5,291,673)
                                                               -----------      -----------       --------------     --------------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACTOWNERS...........................    40,577,171       16,775,544        1,801,797,428      1,591,277,874
NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACTOWNERS...........................    16,775,544               --        5,923,975,974      4,332,698,100
                                                               -----------      -----------       --------------     --------------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACTOWNERS...........................   $57,352,715      $16,775,544       $7,725,773,402     $5,923,975,974
                                                               ===========      ===========       ==============     ==============

                                                                                     EQUITY SERIES (CONTINUED):
                                                               ------------------------------------------------------------------
                                                                       MFS RESEARCH                       ALLIANCE GLOBAL
                                                                          FUND(a)                               FUND
                                                               -------------------------------  ---------------------------------
                                                                  1998             1997                1998               1997
                                                               ------------     ------------       ------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $   (486,308)    $    (44,322)     $   (952,981)      $  4,053,343
   Net realized gain (loss) on investments..................       (916,443)         156,450        59,782,149         44,106,582
   Change in unrealized appreciation
      (depreciation) of investments.........................     13,393,079          477,876        60,932,110          7,345,361
                                                               ------------     ------------      ------------       ------------
   Net increase in net assets from
      operations............................................     11,990,328          590,004       119,761,278         55,505,286
                                                               ------------     ------------      ------------       ------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions.........................................     26,220,920        9,395,788        73,052,084         89,835,392
      Transfers from other Funds and
        Guaranteed Interest Account.........................     79,372,885       21,884,490        97,000,214        100,167,043
                                                               ------------     ------------      ------------       ------------
           Total............................................    105,593,805       31,280,278       170,052,298        190,002,435
                                                               ------------     ------------      ------------       ------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
        and death benefits..................................      2,234,932          315,298        45,379,156         38,003,491
      Transfers to other Funds and
        Guaranteed Interest Account.........................     39,937,639        3,913,603       124,416,716         93,151,966
      Withdrawal and administrative
        charges.............................................         56,352            4,474         1,061,880          1,013,918
                                                               ------------     ------------      ------------       ------------
           Total............................................     42,228,923        4,233,375       170,857,752        132,169,375
                                                               ------------     ------------      ------------       ------------
   Net increase (decrease) in net assets from
      Contractowners transactions...........................     63,364,882       27,046,903          (805,454)        57,833,060
                                                               ------------     ------------      ------------       ------------
   Net (increase) decrease in amount retained by
      Equitable Life in Separate Account A (Note 3).........       (280,049)        (462,377)         (667,287)          (280,980)
                                                               ------------     ------------      ------------       ------------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACTOWNERS...........................     75,075,161       27,174,530       118,288,537        113,057,366
NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACTOWNERS...........................     27,174,530               --       608,511,631        495,454,265
                                                               ------------     ------------      ------------       ------------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACTOWNERS...........................   $102,249,691      $27,174,530      $726,800,168       $608,511,631
                                                               ============      ===========      ============       ============


---------------------
(a)  Commenced operations on May 1, 1997.
See Notes to Financial Statements.

                                     FSA-11

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                                           EQUITY SERIES (CONTINUED):
                                                                   -----------------------------------------------------------------

                                                                            ALLIANCE                         T. ROWE PRICE
                                                                          INTERNATIONAL                   INTERNATIONAL STOCK
                                                                              FUND                              FUND(a)
                                                                   ------------------------------     -----------------------------
                                                                     1998              1997              1998             1997
                                                                   ------------     -------------     ------------      -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................       $    630,063      $  1,841,231      $   (89,213)     $  (167,342)
   Net realized gain (loss) on investments..................         (6,291,778)        8,984,846       (2,186,910)      (1,454,589)
   Change in unrealized appreciation
      (depreciation) of investments.........................         17,134,710       (15,797,804)       8,173,937         (917,513)
                                                                   ------------      ------------      -----------      -----------
   Net increase in net assets from
      operations............................................         11,472,995        (4,971,727)       5,897,814       (2,539,444)
                                                                   ------------      ------------      -----------      -----------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions.........................................         18,021,919        27,672,360       17,268,615       11,943,016
      Transfers from other Funds and
        Guaranteed Interest Account.........................        252,313,930       151,532,780       79,807,973       48,742,022
                                                                   ------------      ------------      -----------      -----------
           Total............................................        270,335,849       179,205,140       97,076,588       60,685,038
                                                                   ------------      ------------      -----------      -----------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
        and death benefits..................................          9,618,434         9,154,376        2,262,558          551,644
      Transfers to other Funds and
        Guaranteed Interest Account.........................        259,822,531       143,958,994       64,643,746       19,727,736
      Withdrawal and administrative
        charges.............................................            226,908           226,612           65,025           12,207
                                                                   ------------      ------------      -----------      -----------
           Total............................................        269,667,873       153,339,982       66,971,329       20,291,587
                                                                   ------------      ------------      -----------      -----------
   Net increase (decrease) in net assets from
      Contractowners transactions...........................            667,976        25,865,158       30,105,259       40,393,451
                                                                   ------------      ------------      -----------      -----------
   Net (increase) decrease in amount retained by
      Equitable Life in Separate Account A (Note 3).........            (208,473)           8,298         (140,255)          74,460
                                                                   ------------      ------------      -----------      -----------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACTOWNERS...........................         11,932,498        20,901,729       35,862,818       37,928,467
NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACTOWNERS...........................        118,089,289        97,187,560       37,928,467               --
                                                                   ------------      ------------      -----------      -----------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACTOWNERS...........................       $130,021,787      $118,089,289      $73,791,285      $37,928,467
                                                                   ============      ============      ===========      ===========

                                                                                           EQUITY SERIES (CONTINUED):
                                                                   -----------------------------------------------------------------

                                                                        MORGAN STANLEY                          ALLIANCE
                                                                    EMERGING MARKETS EQUITY                 AGGRESSIVE STOCK
                                                                            FUND(b)                               FUND
                                                                   ----------------------------   ---------------------------------
                                                                     1998             1997            1998              1997
                                                                   -----------     ------------   --------------     --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................       $   (77,914)    $     15,148   $   (25,699,164)   $  (36,023,732)
   Net realized gain (loss) on investments..................        (4,762,302)        (875,317)      229,821,681       414,890,550
   Change in unrealized appreciation
      (depreciation) of investments.........................            34,335       (1,097,984)     (233,439,908)      (79,262,405)
                                                                   -----------     ------------   ---------------    --------------
   Net increase in net assets from
      operations............................................        (4,805,881)      (1,958,153)      (29,317,391)     299,604,413
                                                                   -----------     ------------    --------------    --------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions.........................................         4,268,805        2,087,150       292,963,500       378,453,001
      Transfers from other Funds and
        Guaranteed Interest Account.........................        58,497,186       17,543,713       837,060,745     1,226,614,217
                                                                   -----------     ------------    --------------    --------------
           Total............................................        62,765,991       19,630,863     1,130,024,245     1,605,067,218
                                                                   -----------     ------------    --------------    --------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
        and death benefits..................................           371,931           38,081       246,890,973       223,777,455
      Transfers to other Funds and
        Guaranteed Interest Account.........................        55,007,653       10,197,807     1,105,075,546     1,226,219,275
      Withdrawal and administrative
        charges.............................................            12,342            1,449         5,526,894         5,581,896
                                                                   -----------     ------------    --------------    --------------
           Total............................................        55,391,926       10,237,337     1,357,493,413     1,455,578,626
                                                                   -----------     ------------    --------------    --------------
   Net increase (decrease) in net assets from
      Contractowners transactions...........................         7,374,065        9,393,526      (227,469,168)      149,488,592
                                                                   -----------     ------------    --------------    --------------
   Net (increase) decrease in amount retained by
      Equitable Life in Separate Account A (Note 3).........         1,295,969        1,210,394            63,901          (445,491)
                                                                   -----------     ------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACTOWNERS...........................         3,864,153        8,645,767      (256,722,658)      448,647,514
NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACTOWNERS...........................         8,645,767               --     3,425,221,244     2,976,573,730
                                                                   -----------     ------------    --------------    --------------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACTOWNERS...........................       $12,509,920     $  8,645,767    $3,168,498,586    $3,425,221,244
                                                                   ============    ============    ==============    ===============


---------------------
(a)  Commenced operations on May 1, 1997.
(b)  Commenced operations on August 20, 1997.
See Notes to Financial Statements.

                                     FSA-12

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                                        EQUITY SERIES (CONCLUDED):
                                                                -----------------------------------------------------------------
                                                                        WARBURG PINCUS                         ALLIANCE
                                                                      SMALL COMPANY VALUE                   SMALL CAP GROWTH
                                                                            FUND(a)                             FUND(a)
                                                                -------------------------------   -------------------------------
                                                                  1998             1997               1998                 1997
                                                                ------------     -----------      -------------         ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................    $   (628,813)   $   (233,472)    $   (1,425,679)     $   (226,153)
   Net realized gain (loss) on investments..................      (3,319,964)       (398,282)       (18,408,722)        2,928,197
   Change in unrealized appreciation
      (depreciation) of investments.........................      (7,312,118)         22,263         12,576,541        (1,564,649)
                                                                ------------    ------------      -------------      ------------
   Net increase in net assets from operations...............     (11,260,895)       (609,491)        (7,257,860)        1,137,395
                                                                ------------    ------------      -------------      ------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions.........................................      25,746,572      17,932,084         43,309,112        15,686,202
      Transfers from other Funds and
        Guaranteed Interest Account.........................      45,701,935      95,994,086        363,094,583       134,506,874
                                                                ------------    ------------      -------------      ------------
           Total............................................      71,448,507     113,926,170        406,403,695       150,193,076
                                                                ------------    ------------      -------------      ------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
        and death benefits..................................       3,085,017         710,649          3,905,019           644,310
      Transfers to other Funds and
        Guaranteed Interest Account.........................      34,873,684      44,374,048        319,261,827        87,128,302
      Withdrawal and administrative charges.................         105,234          13,343            112,019             7,383
                                                                ------------    ------------      -------------      ------------
           Total............................................      38,063,935      45,098,040        323,278,865        87,779,995
                                                                ------------    ------------      -------------      ------------
   Net increase (decrease) in net assets from
      Contractowners transactions...........................      33,384,572      68,828,130         83,124,830        62,413,081
                                                                ------------    ------------      -------------      ------------
   Net (increase) decrease in amount retained by
      Equitable Life in Separate Account A (Note 3).........          13,573        (153,081)           (23,520)         (487,244)
                                                                ------------    ------------      -------------      ------------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACTOWNERS...........................      22,137,250      68,065,558         75,843,450        63,063,232
NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACTOWNERS...........................      68,065,558              --         63,063,232                --
                                                                ------------    ------------      -------------      ------------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACTOWNERS...........................    $ 90,202,808    $ 68,065,558       $138,906,682      $ 63,063,232
                                                                ============    ============       ============      ============

                                                                    EQUITY SERIES (CONCLUDED):
                                                                 ---------------------------------
                                                                            MFS EMERGING
                                                                           GROWTH COMPANIES
                                                                                FUND(a)
                                                                 ---------------------------------
                                                                      1998                  1997
                                                                 -------------        ------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................     $  (1,122,240)       $    (59,318)
   Net realized gain (loss) on investments..................        (4,911,369)            410,582
   Change in unrealized appreciation
      (depreciation) of investments.........................        35,293,322             405,203
                                                                 -------------         -----------
   Net increase in net assets from operations...............        29,259,713             756,467
                                                                 -------------         -----------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions.........................................         45,965,336          10,348,726
      Transfers from other Funds and
        Guaranteed Interest Account.........................        245,232,174          41,158,325
                                                                  -------------         -----------
           Total............................................        291,197,510          51,507,051
                                                                  -------------         -----------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
        and death benefits..................................          3,422,691             272,079
      Transfers to other Funds and
        Guaranteed Interest Account.........................        170,609,391          20,257,025
      Withdrawal and administrative charges.................             94,296               3,323
                                                                  -------------         -----------
           Total............................................        174,126,378          20,532,427
                                                                  -------------         -----------
   Net increase (decrease) in net assets from
      Contractowners transactions...........................        117,071,132          30,974,624
                                                                  -------------         -----------
   Net (increase) decrease in amount retained by
      Equitable Life in Separate Account A (Note 3).........           (199,446)           (659,740)
                                                                  -------------         -----------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACTOWNERS...........................        146,131,399          31,071,351
NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACTOWNERS...........................         31,071,351                  --
                                                                  -------------         -----------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACTOWNERS...........................       $177,202,750         $31,071,351
                                                                   ============         ===========


---------------------
(a)  Commenced operations on May 1, 1997.
See Notes to Financial Statements.

                                     FSA-13

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                                          ASSET ALLOCATION SERIES:
                                                                    -------------------------------------------------------------
                                                                              ALLIANCE                      EQ/PUTNAM
                                                                       CONSERVATIVE INVESTORS                BALANCED
                                                                                FUND                         FUND(a)
                                                                    ---------------------------     -----------------------------
                                                                        1998            1997            1998                1997
                                                                    ------------    -----------     -----------       -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................        $  2,806,823    $ 2,448,726     $   346,828       $   129,710
   Net realized gain (loss) on investments..................           7,693,592      3,730,623         702,128           115,430
   Change in unrealized appreciation
      (depreciation) of investments.........................           2,040,567      3,477,016       1,408,394           602,835
                                                                    ------------    -----------     -----------       -----------
   Net increase in net assets from operations...............          12,540,982      9,656,365       2,457,350           847,975
                                                                    ------------    -----------     -----------       -----------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions.........................................          19,140,568     11,365,584      10,044,027         3,699,337
      Transfers from other Funds and
        Guaranteed Interest Account.........................          16,914,697      8,530,415      24,576,797        15,752,330
                                                                    ------------    -----------     -----------       -----------
           Total............................................          36,055,265     19,895,999      34,620,824        19,451,667
                                                                    ------------    -----------     -----------       -----------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
        and death benefits..................................           8,188,450      7,295,059         975,331           192,650
      Transfers to other Funds and
        Guaranteed Interest Account.........................          12,810,163     14,511,104      13,658,260         7,250,221
      Withdrawal and administrative charges.................             167,275        162,391          20,744             1,654
                                                                    ------------    -----------     -----------       -----------
           Total............................................          21,165,888     21,968,554      14,654,335         7,444,525
                                                                    ------------    -----------     -----------       -----------
   Net increase (decrease) in net assets from
      Contractowners transactions...........................          14,889,377     (2,072,555)     19,966,489        12,007,142
                                                                    ------------    -----------     -----------       -----------
   Net (increase) decrease in amount retained by
      Equitable Life in Separate Account A (Note 3).........            (230,218)      (172,151)       (204,197)         (434,093)
                                                                    ------------    -----------     -----------       -----------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACTOWNERS...........................          27,200,141      7,411,659      22,219,642        12,421,024
NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACTOWNERS...........................          92,663,211     85,251,552      12,421,024                --
                                                                    ------------    -----------     -----------       -----------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACTOWNERS...........................        $119,863,352    $92,663,211     $34,640,666       $12,421,024
                                                                    ============    ===========     ===========       ===========

                                                                       ASSET ALLOCATION SERIES:
                                                                   ----------------------------------
                                                                               ALLIANCE
                                                                          GROWTH INVESTORS
                                                                                FUND
                                                                   ----------------------------------
                                                                       1998                 1997
                                                                   ------------          ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................       $  5,499,380          $  7,374,359
   Net realized gain (loss) on investments..................         75,887,319            38,624,261
   Change in unrealized appreciation
      (depreciation) of investments.........................         40,944,576            40,925,116
                                                                   ------------          ------------
   Net increase in net assets from operations...............        122,331,275            86,923,736
                                                                   ------------          ------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions.........................................         90,895,614            96,835,654
      Transfers from other Funds and
        Guaranteed Interest Account.........................         81,033,459            86,565,969
                                                                   ------------          ------------
           Total............................................        171,929,073           183,401,623
                                                                   ------------          ------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
        and death benefits..................................         50,079,041            39,593,409
      Transfers to other Funds and
        Guaranteed Interest Account.........................         81,495,051            76,718,000
      Withdrawal and administrative charges.................          1,338,300             1,162,210
                                                                   ------------          ------------
           Total............................................        132,912,392           117,473,619
                                                                   ------------          ------------
   Net increase (decrease) in net assets from
      Contractowners transactions...........................         39,016,681            65,928,004
                                                                   ------------          ------------
   Net (increase) decrease in amount retained by
      Equitable Life in Separate Account A (Note 3).........           (840,403)             (551,891)
                                                                   ------------          ------------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACTOWNERS...........................        160,507,553           152,299,849
NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACTOWNERS...........................        681,710,478           529,410,629
                                                                   ------------          ------------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACTOWNERS...........................       $842,218,031          $681,710,478
                                                                   ============          ============

---------------------
(a)  Commenced operations on May 1, 1997.
See Notes to Financial Statements.

                                     FSA-14

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                               ASSET ALLOCATION SERIES (CONCLUDED):
                                                                             --------------------------------------
                                                                                          ALLIANCE
                                                                                          BALANCED
                                                                                            FUND
                                                                             --------------------------------------
                                                                                1998                    1997
                                                                             --------------          --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................        $   17,242,619          $   23,301,713
   Net realized gain (loss) on investments...........................           133,532,418              79,099,392
   Change in unrealized appreciation
      (depreciation) of investments..................................            42,665,225              45,961,244
                                                                             --------------          --------------
   Net increase in net assets from operations........................           193,440,262             148,362,349
                                                                             --------------          --------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................            76,987,846              84,629,925
      Transfers from other Funds and
        Guaranteed Interest Account..................................           168,586,346             112,630,041
                                                                             --------------          --------------
           Total.....................................................           245,574,192             197,259,966
                                                                             --------------          --------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
        and death benefits...........................................           107,639,830              96,288,584
      Transfers to other Funds and
        Guaranteed Interest Account..................................           202,971,507             170,604,239
      Withdrawal and administrative charges..........................             1,699,980               1,889,094
                                                                             --------------          --------------
           Total.....................................................           312,311,317             268,781,917
                                                                             --------------          --------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................           (66,737,125)            (71,521,951)
                                                                             --------------          --------------
   Net (increase) decrease in amount retained by
      Equitable Life in Separate Account A (Note 3)..................            (1,923,481)               (620,223)
                                                                             --------------          --------------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACTOWNERS....................................           124,779,656              76,220,175
NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACTOWNERS....................................         1,197,956,017           1,121,735,842
                                                                             --------------          --------------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACTOWNERS....................................        $1,322,735,673          $1,197,956,017
                                                                             ==============          ==============

                                                                            ASSET ALLOCATION SERIES (CONCLUDED):
                                                                            ----------------------------------
                                                                                MERRILL LYNCH WORLD
                                                                                  STRATEGY FUND(a)
                                                                            ------------------------------

                                                                              1998               1997
                                                                            ----------         -----------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)......................................           $ (11,329)        $    16,034
  Net realized gain (loss) on investments...........................            (103,174)             33,737
  Change in unrealized appreciation
     (depreciation) of investments..................................             648,068            (153,612)
                                                                              ----------         -----------
  Net increase in net assets from operations........................             533,565            (103,841)
                                                                              ----------         -----------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
  Contributions and Transfers:
     Contributions..................................................           1,929,793           1,913,915
     Transfers from other Funds and
       Guaranteed Interest Account..................................           7,365,231           8,826,145
                                                                              ----------         -----------
          Total.....................................................           9,295,024          10,740,060
                                                                              ----------         -----------
  Payments, Transfers and Charges:
     Annuity payments, withdrawals
       and death benefits...........................................             340,072             156,911
     Transfers to other Funds and
       Guaranteed Interest Account..................................           5,454,326           4,913,746
     Withdrawal and administrative charges..........................              10,176                 622
                                                                              ----------         -----------
          Total.....................................................           5,804,574           5,071,279
                                                                              ----------         -----------
  Net increase (decrease) in net assets from
     Contractowners transactions....................................           3,490,450           5,668,781
                                                                              ----------         -----------
  Net (increase) decrease in amount retained by
     Equitable Life in Separate Account A (Note 3)..................            (179,747)           (139,641)
                                                                              ----------         -----------
INCREASE (DECREASE) IN NET ASSETS
  ATTRIBUTABLE TO CONTRACTOWNERS....................................           3,844,268           5,425,299
NET ASSETS -- BEGINNING OF PERIOD
  ATTRIBUTABLE TO CONTRACTOWNERS....................................            5,425,299                  --
                                                                              ----------         -----------
NET ASSETS -- END OF PERIOD (NOTE 1)
  ATTRIBUTABLE TO CONTRACTOWNERS....................................           $9,269,567         $ 5,425,299
                                                                              ==========         ===========



---------------------
(a)  Commenced operations on May 1, 1997.
See Notes to Financial Statements.

                                     FSA-15

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1998

1.   General

     The Equitable Life Assurance Society of the United States (Equitable Life) Separate Account A (The Account) is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. Alliance Capital Management L.P., an indirect, majority-owned subsidiary of Equitable Life, manages The Hudson River Trust (HR Trust) and is investment adviser for all of the investment funds of HR Trust. EQ Financial Consultants, Inc., an indirect, wholly owned subsidiary of Equitable Life, manages the EQ Advisors Trust (EQ Trust) and has overall responsibility for general management and administration of EQ Trust. The Account consists of twenty-four investment funds (Funds): Alliance Money Market Fund, Alliance Intermediate Government Securities Fund, Alliance Quality Bond Fund, Alliance High Yield Fund, T. Rowe Price Equity Income Fund, EQ/Putnam Growth & Income Value Fund, Alliance Growth & Income Fund, Alliance Equity Index Fund, Merrill Lynch Basic Value Equity Fund, Alliance Common Stock Fund, MFS Research Fund, Alliance Global Fund, Alliance International Fund,
     T. Rowe Price International Stock Fund, Morgan Stanley Emerging Markets Equity Fund, Alliance Aggressive Stock Fund, Warburg Pincus Small Company Value Fund, Alliance Small Cap Growth Fund, MFS Emerging Growth Companies Fund, Alliance Conservative Investors Fund, EQ/Putnam Balanced Fund, Alliance Growth Investors Fund, Alliance Balanced Fund and Merrill Lynch World Strategy Fund. The assets in each fund are invested in shares of a corresponding portfolio (Portfolio) of a mutual fund, Class 1A or Class 1B shares of HR Trust or Class 1B shares of EQ Trust (Collectively, the "Trusts"). Class 1A and 1B shares are offered by the Trust at net asset value. Both classes of shares are subject to fees for investment management and advisory services and other Trust expenses. Class 1A shares are not subject to distribution fees imposed pursuant to a distribution plan. Class 1B shares are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted pursuant to Rule 12b-1 under the 1940 Act, as amended. The Rule 12b-1 Plans provide that the Trusts, on behalf of each Fund, may charge annually up to 0.25% of the average daily net assets of a Fund attributable to its Class 1B shares in respect of activities primarily intended to result in the sale of the Class 1B shares. These fees are reflected in the net asset value of the shares. The Trusts are open-end, diversified investment management companies that invest separate account assets of insurance companies.

     EQFC earns fees from both Trusts under distribution agreements held with the Trusts. EQFC also earns fees under an investment management agreement with the EQ Trust. Alliance earns fees under an investment advisory agreement with the HR Trust.

     The Account is used to fund benefits under certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST Contracts), group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

     The net assets of the Account are not chargeable with liabilities arising out of any other business Equitable Life may conduct. The excess of assets over reserves and other contract liabilities, if any, in the Account may be transferred to Equitable Life's General Account. Equitable Life's General Account is subject to creditor rights. Due to/from Equitable Life's General Account represents amounts receivable/payable to the General Account is predominately related to policy-related transactions, premiums, surrenders and death benefits.


                                     FSA-16

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

2.   Significant Accounting Policies

     The accompanying financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Investments are made in shares of the Trust and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by the Trust using the market or fair value of the underlying assets of the Portfolio less liabilities.

     Investment transactions are recorded by the Account on the trade date. Dividends are declared by HR Trust at the end of each quarter and by EQ Trust in the fourth quarter on the ex-dividend date. Dividends and capital gain distributions are automatically reinvested on the ex-dividend date. Realized gains and losses include gains and losses on redemptions of the Trust's shares (determined on the identified cost basis) and Trust distributions representing the net realized gains on Trust investment transactions are distributed by the Trusts at the end of each year.

     No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. Equitable Life retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed.

3.   Asset Charges

     The following charges are made directly against the daily net assets of the Account and are reflected daily in the computation of the accumulation unit values of the Contracts:

                                            DEATH        MORTALITY                      EXPENSE       FINANCIAL
                                           BENEFITS        RISKS         EXPENSES        RISKS       ACCOUNTING       TOTAL
                                         -------------  -------------  -------------  ------------- --------------  -----------
      EQUI-VEST/
         MOMENTUM
         CONTRACTS
      Alliance Money Market Fund,
      Alliance Balanced Fund
      Alliance Common Stock Fund            0.05%         0.30%           0.60%          0.30%         0.24%           1.49%
      All Other Funds                       0.05%         0.30%           0.60%          0.15%         0.24%           1.34%
      MOMENTUM PLUS CONTRACTS--ALL
        FUNDS                                 --          0.50%           0.25%          0.60%           --            1.35%
      OLD CONTRACTS
      Common Stock and Money Market
        Funds                               0.05%         0.45%           0.16%          0.08%           --             .74%
      EQUIPLAN CONTRACTS
      Common Stock and
         Intermediate Government
         Securities Funds                   0.05%         0.45%           0.16%          0.08%           --             .74%
      EQUI-VEST SERIES 300 & SERIES 400
         CONTRACTS
      Alliance Money Market Fund
      Alliance Common Stock Fund
      Alliance Aggressive Stock Fund
      Alliance Balanced Fund                  --          0.60%           0.25%          0.50%           --            1.35%
      All Other Funds                         --          0.60%           0.24%*         0.50%           --            1.34%


                                     FSA-17

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

3.  Asset Charges (Continued)

                                            DEATH        MORTALITY                      EXPENSE       FINANCIAL
                                           BENEFITS        RISKS         EXPENSES        RISKS       ACCOUNTING       TOTAL
                                         -------------  -------------  -------------  ------------- --------------  -----------
     EQUI-VEST SERIES 500 CONTRACTS
     All Funds                               --            0.70%          0.25%          0.50%           --           1.45%

     EQUI-VEST SERIES 600 CONTRACTS
     All Funds                               --            0.45%          0.25%          0.50%           --           1.20%

     ----------
     * During 1998, Equitable Life charged EQUI-VEST Series 300 and 400 Contracts 0.24% against the assets of the HR Trust and EQ Trust Funds for expenses, except as noted. This voluntary expense limitation discounted from 0.25% to 0.24% may be discontinued by Equitable Life at its discretion.

     The above charges may be retained in the Account by Equitable Life and, to the extent retained, participate in the net investment results of the Trust ratably with assets attributable to the Contracts.

     Since the Trust shares are valued at their net asset value, investment advisory fees and direct operating expenses of the Trust are, in effect, passed on to the Account and are reflected in the computation of the accumulation unit values of the Contracts.

     Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trust for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST and Momentum Contracts for the Alliance Money Market Fund, the Alliance Common Stock Fund, the Alliance Aggressive Stock Fund, the Alliance Balanced Funds and 1% for the Old Contracts and EQUIPLAN Contracts.

     Under the Contracts, the total charges may be reallocated among the various expense categories. Equitable Life, however, intends to limit any possible reallocation to include only the expense risks, mortality risks and death benefit charges.

4.   Contributions, Payments, Transfers and Charges

     Contributions represent participant contributions under EQUI-VEST, Momentum, Momentum Plus and EQUI-VEST Series 300 through 600 Contracts (but excludes amounts allocated to the Guaranteed Interest Account, which are reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) reduced by applicable deductions, charges and state premium taxes. Contributions also include amounts applied to purchase variable annuities. Transfers are amounts that participants have directed to be moved among the Funds, including permitted transfers to and from the Guaranteed Interest Account, which is part of Equitable Life's General Account.

     Variable annuity payments and death benefits are payments to participants and beneficiaries made under the terms of the Contracts. Withdrawals are amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are the deferred contingent withdrawal charges that apply to certain withdrawals under EQUI-VEST, Momentum, Momentum Plus and EQUI-VEST Series 300 through 600 Contracts. Administrative charges, if applicable, are deducted annually under EQUI-VEST, EQUIPLAN and Old Contracts and quarterly under Momentum, Momentum Plus and EQUI-VEST Series 300 through 600 Contracts.


                                     FSA-18

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

4.   Contributions, Payments, Transfers and Charges (Continued):

     Accumulation units issued and redeemed during the periods indicated were:

     (Acronym BP refers to total Basis Points charged for that product as described in Footnote 3)

                                                                                                  YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                 ----------------------------------------------
                                                                                       1998                          1997
                                                                                 -----------------              ---------------
Fixed Income Series:

ALLIANCE MONEY MARKET FUND
--------------------------
Issued        --     EQUI-VEST Contracts.........................................       1,229,299                      837,383
                     Momentum Contracts..........................................         386,247                      483,055
                     Momentum Plus Contracts 135 BP..............................         503,516                      588,908
                     Momentum Plus Contracts 100 BP..............................           7,375                       10,050
                     Old Contracts...............................................              42                      120,867
                     EQUI-VEST Contracts Series 300 & 400 135 BP.................         458,194                      258,260
                     EQUI-VEST Contracts Series 500 145 BP.......................             547                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

Redeemed      --     EQUI-VEST Contracts.........................................         941,797                      877,393
                     Momentum Contracts..........................................         326,686                      415,858
                     Momentum Plus Contracts 135 BP..............................         506,664                      564,110
                     Momentum Plus Contracts 100 BP..............................          10,102                       10,333
                     Old Contracts...............................................           2,025                        1,572
                     EQUI-VEST Contracts Series 300 & 400 135 BP.................         341,437                      277,148
                     EQUI-VEST Contracts Series 500 145 BP.......................             156                           --

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND
------------------------------------------------

Issued        --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................           5,893                        5,215
                     Momentum Plus Contracts 135 BP..............................          50,402                       29,724
                     Momentum Plus Contracts 100 BP..............................           1,592                          804
                     EQUIPLAN CONTRACTS..........................................               4                       49,549
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         216,535                      105,144
                     EQUI-VEST Contracts Series 500 145 BP.......................              78                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

Redeemed      --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................           4,863                        4,851
                     Momentum Plus Contracts 135 BP..............................          51,462                       31,521
                     Momentum Plus Contracts 100 BP..............................             471                          813
                     EQUIPLAN CONTRACTS..........................................           4,747                            2
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         103,688                       50,075
                     EQUI-VEST Contracts Series 500 145 BP.......................              45                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --


                                     FSA-19

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

4.  Contributions, Payments, Transfers and Charges (Continued):

                                                                                                  YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                 ----------------------------------------------
                                                                                       1998                          1997
                                                                                 -----------------              ---------------
Fixed Income Series (Continued):

ALLIANCE QUALITY BOND FUND
--------------------------
Issued        --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................          10,469                        7,848
                     Momentum Plus Contracts 135 BP..............................          36,968                       22,668
                     Momentum Plus Contracts 100 BP..............................             444                          449
                     Old Contracts...............................................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         483,053                      167,788
                     EQUI-VEST Contracts Series 500 145 BP.......................             146                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

Redeemed      --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................           5,361                        5,005
                     Momentum Plus Contracts 135 BP..............................          27,523                       12,495
                     Momentum Plus Contracts 100 BP..............................             182                          636
                     Old Contracts...............................................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         209,302                       80,367
                     EQUI-VEST Contracts Series 500 145 BP.......................              19                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

ALLIANCE HIGH YIELD FUND
-----------------------
Issued        --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................          19,540                       17,805
                     Momentum Plus Contracts 135 BP..............................          45,063                       62,992
                     Momentum Plus Contracts 100 BP..............................           1,531                        1,622
                     Old Contracts...............................................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         976,709                      726,147
                     EQUI-VEST Contracts Series 500 145 BP.......................             387                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................               1                           --

Redeemed      --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................          11,692                        6,772
                     Momentum Plus Contracts 135 BP..............................          55,069                       42,608
                     Momentum Plus Contracts 100 BP..............................           1,524                        1,327
                     Old Contracts...............................................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         643,692                      338,338
                     EQUI-VEST Contracts Series 500 145 BP.......................               8                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --


                                     FSA-20

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

4.  Contributions, Payments, Transfers and Charges (Continued):

                                                                                                  YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                 ----------------------------------------------
                                                                                       1998                          1997
                                                                                 -----------------              ---------------
Equity Series:

T. ROWE PRICE EQUITY INCOME FUND
-------------------------------
Issued        --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................           1,360                           --
                     Momentum Plus Contracts 135 BP..............................           3,355                           --
                     Momentum Plus Contracts 100 BP..............................              --                           --
                     Momentum Plus Contracts 90 BP...............................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         838,991                      554,196
                     EQUI-VEST Contracts Series 500 145 BP.......................             418                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................               1                           --

Redeemed      --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................             214                           --
                     Momentum Plus Contracts 135 BP..............................             628                           --
                     Momentum Plus Contracts 100 BP..............................              --                           --
                     Momentum Plus Contracts 90 BP...............................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         244,081                       79,255
                     EQUI-VEST Contracts Series 500 145 BP.......................              --                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

EQ/PUTNAM GROWTH & INCOME VALUE FUND
------------------------------------
Issued        --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................             523                           --
                     Momentum Plus Contracts 135 BP..............................           2,572                           --
                     Momentum Plus Contracts 100 BP..............................              --                           --
                     Momentum Plus Contracts 90 BP...............................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         431,414                      273,498
                     EQUI-VEST Contracts Series 500 145 BP.......................             407                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................               1                           --

Redeemed      --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................              --                           --
                     Momentum Plus Contracts 135 BP..............................             328                           --
                     Momentum Plus Contracts 100 BP..............................             507                           --
                     Momentum Plus Contracts 90 BP...............................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................          99,601                       23,834
                     EQUI-VEST Contracts Series 500 145 BP.......................              --                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --


                                     FSA-21

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

4.  Contributions, Payments, Transfers and Charges (Continued):

                                                                                                  YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                 ----------------------------------------------
                                                                                        1998                          1997
                                                                                 -----------------              ---------------
Equity Series (Continued):

ALLIANCE GROWTH & INCOME FUND
-----------------------------
Issued        --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................          52,613                       45,474
                     Momentum Plus Contracts 135 BP..............................         113,506                      116,065
                     Momentum Plus Contracts 100 BP..............................           4,425                        3,889
                     Momentum Plus Contracts 90 BP...............................             642                        1,441
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................       1,224,228                    1,286,205
                     EQUI-VEST Contracts Series 500 145 BP.......................           1,401                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

Redeemed      --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................          25,771                       17,193
                     Momentum Plus Contracts 135 BP..............................          87,335                       46,155
                     Momentum Plus Contracts 100 BP..............................           1,838                        2,901
                     Momentum Plus Contracts 90 BP...............................              38                          337
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         548,572                      462,065
                     EQUI-VEST Contracts Series 500 145 BP.......................               9                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

ALLIANCE EQUITY INDEX FUND
--------------------------
Issued        --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................          79,518                           --
                     Momentum Plus Contracts 135 BP..............................         205,393                           --
                     Momentum Plus Contracts 100 BP..............................           6,938                           --
                     Momentum Plus Contracts 90 BP...............................           1,097                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................       3,094,562                    2,967,392
                     EQUI-VEST Contracts Series 500 145 BP.......................           2,295                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................               3                           --

Redeemed      --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................          37,943                           --
                     Momentum Plus Contracts 135 BP..............................         153,058                           --
                     Momentum Plus Contracts 100 BP..............................           1,574                           --
                     Momentum Plus Contracts 90 BP...............................             193                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................       1,974,951                    1,768,139
                     EQUI-VEST Contracts Series 500 145 BP.......................              44                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --


                                     FSA-22

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

4.  Contributions, Payments, Transfers and Charges (Continued):

                                                                                                  YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                 ----------------------------------------------
                                                                                       1998                          1997
                                                                                 -----------------              ---------------
Equity Series (Continued):

MERRILL LYNCH BASIC VALUE EQUITY FUND
-------------------------------------
Issued        --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................           3,082                           --
                     Momentum Plus Contracts 135 BP..............................           2,932                           --
                     Momentum Plus Contracts 100 BP..............................              --                           --
                     Momentum Plus Contracts 90 BP...............................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         563,336                      177,242
                     EQUI-VEST Contracts Series 500 145 BP.......................             352                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................               1                           --

Redeemed      --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................              --                           --
                     Momentum Plus Contracts 135 BP..............................             991                           --
                     Momentum Plus Contracts 100 BP..............................              --                           --
                     Momentum Plus Contracts 90 BP...............................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         263,606                       32,592
                     EQUI-VEST Contracts Series 500 145 BP.......................              10                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

ALLIANCE COMMON STOCK FUND
--------------------------
Issued        --     EQUI-VEST Contracts.........................................       4,199,955                    4,383,156
                     Momentum Contracts..........................................         171,967                      204,382
                     Momentum Plus Contracts 135 BP..............................         479,798                      545,202
                     Momentum Plus Contracts 100 BP..............................          10,617                       41,653
                     Momentum Plus Contracts 90 BP...............................           2,467                        6,431
                     Old Contracts...............................................              19                      301,258
                     EQUIPLAN Contracts..........................................               4                       86,999
                     EQUI-VEST Contracts Series 300 & 400 135 BP.................       2,035,253                    1,968,780
                     EQUI-VEST Contracts Series 500 145 BP.......................           4,784                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................               2                           --

Redeemed      --     EQUI-VEST Contracts.........................................       4,354,955                    3,930,073
                     Momentum Contracts..........................................         169,605                      134,959
                     Momentum Plus Contracts 135 BP..............................         539,175                      354,590
                     Momentum Plus Contracts 100 BP..............................           8,027                      142,434
                     Momentum Plus Contracts 90 BP...............................             686                        1,552
                     Old Contracts...............................................          42,795                        3,085
                     EQUIPLAN Contracts..........................................          14,746                        1,986
                     EQUI-VEST Contracts Series 300 & 400 135 BP.................         992,260                      660,995
                     EQUI-VEST Contracts Series 500 145 BP.......................              56                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --


                                     FSA-23

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

4.  Contributions, Payments, Transfers and Charges (Continued):

                                                                                                  YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                 ----------------------------------------------
                                                                                       1998                          1997
                                                                                 -----------------              ---------------
Equity Series (Continued):

MFS RESEARCH FUND
-----------------
Issued        --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................           4,266                           --
                     Momentum Plus Contracts 135 BP..............................           3,956                           --
                     Momentum Plus Contracts 100 BP..............................              --                           --
                     Momentum Plus Contracts 90 BP...............................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         811,244                      273,002
                     EQUI-VEST Contracts Series 500 145 BP.......................             897                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

Redeemed      --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................             455                           --
                     Momentum Plus Contracts 135 BP..............................           1,331                           --
                     Momentum Plus Contracts 100 BP..............................              --                           --
                     Momentum Plus Contracts 90 BP...............................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         327,759                       36,730
                     EQUI-VEST Contracts Series 500 145 BP.......................              11                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

ALLIANCE GLOBAL FUND
--------------------
Issued        --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................          49,409                       67,282
                     Momentum Plus Contracts 135 BP..............................         127,169                      173,371
                     Momentum Plus Contracts 100 BP..............................           2,960                        3,421
                     Momentum Plus Contracts 90 BP...............................           1,062                        2,872
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         885,709                    1,087,193
                     EQUI-VEST Contracts Series 500 145 BP.......................             509                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................               1                           --

Redeemed      --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................          40,074                       36,989
                     Momentum Plus Contracts 135 BP..............................         182,741                      151,688
                     Momentum Plus Contracts 100 BP..............................           3,546                        3,187
                     Momentum Plus Contracts 90 BP...............................             266                          468
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         859,826                      712,463
                     EQUI-VEST Contracts Series 500 145 BP.......................              12                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --


                                     FSA-24

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

4.  Contributions, Payments, Transfers and Charges (Continued):

                                                                                                  YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                 ----------------------------------------------
                                                                                       1998                          1997
                                                                                 -----------------              ---------------
Equity Series (Continued):

ALLIANCE INTERNATIONAL FUND
---------------------------
Issued        --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................          19,308                       23,465
                     Momentum Plus Contracts 135 BP..............................          45,097                       61,102
                     Momentum Plus Contracts 100 BP..............................           1,430                        8,513
                     Momentum Plus Contracts 90 BP...............................             368                        1,175
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................       2,265,890                    1,473,483
                     EQUI-VEST Contracts Series 500 145 BP.......................             149                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

Redeemed      --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................          14,348                       10,479
                     Momentum Plus Contracts 135 BP..............................          43,776                       25,904
                     Momentum Plus Contracts 100 BP..............................             860                       25,384
                     Momentum Plus Contracts 90 BP...............................             162                          387
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................       2,262,822                    1,268,707
                     EQUI-VEST Contracts Series 500 145 BP.......................               4                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

T. ROWE PRICE INTERNATIONAL STOCK FUND
--------------------------------------
Issued        --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................           1,408                           --
                     Momentum Plus Contracts 135 BP..............................           3,038                           --
                     Momentum Plus Contracts 100 BP..............................              --                           --
                     Momentum Plus Contracts 90 BP...............................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         922,463                      590,328
                     EQUI-VEST Contracts Series 500 145 BP.......................             245                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................               1                           --

Redeemed      --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................             904                           --
                     Momentum Plus Contracts 135 BP..............................             401                           --
                     Momentum Plus Contracts 100 BP..............................              --                           --
                     Momentum Plus Contracts 90 BP...............................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         640,201                      201,762
                     EQUI-VEST Contracts Series 500 145 BP.......................              --                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

                                     FSA-25

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

4.  Contributions, Payments, Transfers and Charges (Continued):

                                                                                                  YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                 ----------------------------------------------
                                                                                       1998                          1997
                                                                                 -----------------              ---------------
Equity Series (Continued):

MORGAN STANLEY EMERGING MARKETS EQUITY FUND
-------------------------------------------
Issued        --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................             453                           --
                     Momentum Plus Contracts 135 BP..............................           1,191                           --
                     Momentum Plus Contracts 100 BP..............................              --                           --
                     Momentum Plus Contracts 90 BP...............................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         971,105                      228,577
                     EQUI-VEST Contracts Series 500 145 BP.......................              86                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................               1                           --

Redeemed      --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................              --                           --
                     Momentum Plus Contracts 135 BP..............................              84                           --
                     Momentum Plus Contracts 100 BP..............................              --                           --
                     Momentum Plus Contracts 90 BP...............................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         863,432                      119,707
                     EQUI-VEST Contracts Series 500 145 BP.......................               2                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

ALLIANCE AGGRESSIVE STOCK FUND
------------------------------
Issued        --     EQUI-VEST Contracts.........................................       7,874,975                   12,306,387
                     Momentum Contracts..........................................         567,249                      663,082
                     Momentum Plus Contracts 135 BP..............................         444,735                      574,827
                     Momentum Plus Contracts 100 BP..............................          10,329                       36,380
                     Momentum Plus Contracts 90 BP...............................           2,726                        9,299
                     EQUI-VEST Contracts Series 300 & 400 135 BP.................       2,038,278                    2,341,814
                     EQUI-VEST Contracts Series 500 145 BP.......................           1,374                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

Redeemed      --     EQUI-VEST Contracts.........................................      10,271,285                   12,221,170
                     Momentum Contracts..........................................         604,014                      506,394
                     Momentum Plus Contracts 135 BP..............................         567,458                      369,618
                     Momentum Plus Contracts 100 BP..............................           8,422                      107,896
                     Momentum Plus Contracts 90 BP...............................           1,959                        2,386
                     EQUI-VEST Contracts Series 300 & 400 135 BP.................       1,922,386                    1,583,469
                     EQUI-VEST Contracts Series 500 145 BP.......................               2                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --


                                     FSA-26

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

4.  Contributions, Payments, Transfers and Charges (Continued):

                                                                                                  YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                 ----------------------------------------------
                                                                                       1998                          1997
                                                                                 -----------------              ---------------
Equity Series (Continued):

WARBURG PINCUS SMALL COMPANY VALUE FUND
---------------------------------------
Issued        --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................             423                           --
                     Momentum Plus Contracts 135 BP..............................           2,025                           --
                     Momentum Plus Contracts 100 BP..............................              --                           --
                     Momentum Plus Contracts 90 BP...............................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         612,043                      944,293
                     EQUI-VEST Contracts Series 500 145 BP.......................             327                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................               2                           --

Redeemed      --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................              61                           --
                     Momentum Plus Contracts 135 BP..............................             482                           --
                     Momentum Plus Contracts 100 BP..............................              --                           --
                     Momentum Plus Contracts 90 BP...............................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         329,886                      367,754
                     EQUI-VEST Contracts Series 500 145 BP.......................               7                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

ALLIANCE SMALL CAP GROWTH FUND
------------------------------
Issued        --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................          28,706                        6,275
                     Momentum Plus Contracts 135 BP..............................          47,698                        8,595
                     Momentum Plus Contracts 100 BP..............................             305                           --
                     Momentum Plus Contracts 90 BP...............................             977                          466
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................       3,265,688                    1,187,782
                     EQUI-VEST Contracts Series 500 145 BP.......................             603                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

Redeemed      --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................           7,539                          139
                     Momentum Plus Contracts 135 BP..............................          14,989                          743
                     Momentum Plus Contracts 100 BP..............................              --                           --
                     Momentum Plus Contracts 90 BP...............................             119                      700,040
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................       2,652,769                           --
                     EQUI-VEST Contracts Series 500 145 BP.......................              --                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --


                                     FSA-27

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

4.  Contributions, Payments, Transfers and Charges (Continued):

                                                                                                  YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                 ----------------------------------------------
                                                                                       1998                          1997
                                                                                 -----------------              ---------------
Equity Series (Concluded):

MFS EMERGING GROWTH COMPANIES FUND
----------------------------------
Issued        --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................           5,123                           --
                     Momentum Plus Contracts 135 BP..............................           8,576                           --
                     Momentum Plus Contracts 100 BP..............................              --                           --
                     Momentum Plus Contracts 90 BP...............................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................       2,078,356                      424,497
                     EQUI-VEST Contracts Series 500 145 BP.......................           1,523                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

Redeemed      --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................              --                           --
                     Momentum Plus Contracts 135 BP..............................           1,491                           --
                     Momentum Plus Contracts 100 BP..............................              --                           --
                     Momentum Plus Contracts 90 BP...............................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................       1,244,873                      168,426
                     EQUI-VEST Contracts Series 500 145 BP.......................              --                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

Asset Allocation Series:

ALLIANCE CONSERVATIVE INVESTORS FUND
------------------------------------
Issued        --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................           8,324                        8,745
                     Momentum Plus Contracts 135 BP..............................          40,973                       45,283
                     Momentum Plus Contracts 100 BP..............................           1,546                        1,777
                     Momentum Plus Contracts 90 BP...............................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         213,369                      114,868
                     EQUI-VEST Contracts Series 500 145 BP.......................              49                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................               1                           --

Redeemed      --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................           7,000                        4,397
                     Momentum Plus Contracts 135 BP..............................          45,023                       52,105
                     Momentum Plus Contracts 100 BP..............................           2,688                        1,102
                     Momentum Plus Contracts 90 BP...............................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         105,278                      128,454
                     EQUI-VEST Contracts Series 500 145 BP.......................              --                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --


                                     FSA-28

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

4.  Contributions, Payments, Transfers and Charges (Continued):

                                                                                                  YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                 ----------------------------------------------
                                                                                       1998                          1997
                                                                                 -----------------              ---------------
Asset Allocation Series (Continued):
EQ/PUTNAM BALANCED FUND
-----------------------
Issued        --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................             442                           --
                     Momentum Plus Contracts 135 BP..............................           1,376                           --
                     Momentum Plus Contracts 100 BP..............................              --                           --
                     Momentum Plus Contracts 90 BP...............................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         290,577                      175,775
                     EQUI-VEST Contracts Series 500 145 BP.......................             174                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

Redeemed      --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................              --                           --
                     Momentum Plus Contracts 135 BP..............................             116                           --
                     Momentum Plus Contracts 100 BP..............................              --                           --
                     Momentum Plus Contracts 90 BP...............................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         124,887                       66,296
                     EQUI-VEST Contracts Series 500 145 BP.......................              --                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

ALLIANCE GROWTH INVESTORS FUND
------------------------------
Issued        --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................          50,095                       70,069
                     Momentum Plus Contracts 135 BP..............................         148,895                      206,206
                     Momentum Plus Contracts 100 BP..............................           4,888                        3,369
                     Momentum Plus Contracts 90 BP...............................             685                        2,935
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         882,636                    1,019,421
                     EQUI-VEST Contracts Series 500 145 BP.......................             744                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................               1                           --

Redeemed      --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................          38,654                       33,111
                     Momentum Plus Contracts 135 BP..............................         192,540                      138,201
                     Momentum Plus Contracts 100 BP..............................           3,629                        3,482
                     Momentum Plus Contracts 90 BP...............................             118                        1,446
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         624,987                      640,400
                     EQUI-VEST Contracts Series 500 145 BP.......................              --                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --


                                     FSA-29

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

4.  Contributions, Payments, Transfers and Charges (Concluded):

                                                                                                  YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                 ----------------------------------------------
                                                                                       1998                          1997
                                                                                 -----------------              ---------------
Asset Allocation Series (Concluded):

ALLIANCE BALANCED FUND
----------------------
Issued        --     EQUI-VEST Contracts.........................................       4,212,025                    3,643,409
                     Momentum Contracts..........................................         226,716                      272,369
                     Momentum Plus Contracts 135 BP..............................         155,854                      168,722
                     Momentum Plus Contracts 100 BP..............................           4,058                       15,895
                     Momentum Plus Contracts 90 BP...............................             487                        2,030
                     EQUI-VEST Contracts Series 300 & 400 135 BP.................         357,343                      263,741
                     EQUI-VEST Contracts Series 500 145 BP.......................             493                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

Redeemed      --     EQUI-VEST Contracts.........................................       5,887,319                    5,926,775
                     Momentum Contracts..........................................         292,550                      277,292
                     Momentum Plus Contracts 135 BP..............................         220,244                      131,565
                     Momentum Plus Contracts 100 BP..............................           3,530                       52,839
                     Momentum Plus Contracts 90 BP...............................              61                        1,298
                     EQUI-VEST Contracts Series 300 & 400 135 BP.................         260,878                      156,561
                     EQUI-VEST Contracts Series 500 145 BP.......................              --                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

MERRILL LYNCH WORLD STRATEGY FUND
---------------------------------
Issued        --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................             112                           --
                     Momentum Plus Contracts 135 BP..............................             841                           --
                     Momentum Plus Contracts 100 BP..............................              --                           --
                     Momentum Plus Contracts 90 BP...............................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................          85,123                       98,231
                     EQUI-VEST Contracts Series 500 145 BP.......................              25                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................               1                           --

Redeemed      --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................              --                           --
                     Momentum Plus Contracts 135 BP..............................              50                           --
                     Momentum Plus Contracts 100 BP..............................              --                           --
                     Momentum Plus Contracts 90 BP...............................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................          53,481                       45,952
                     EQUI-VEST Contracts Series 500 145 BP.......................              --                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --


                                     FSA-30

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

5.  Net Assets

    Net assets consist of net assets attributable to: (i) Contracts in the accumulation period, which are represented by Contract accumulation units outstanding multiplied by net unit values and (ii) actuarial reserves and other liabilities attributable to Contracts in the payout period which are not represented by accumulation units or unit values.

    Listed below are components of net assets:

                                                             FIXED INCOME SERIES:                                EQUITY SERIES:
                                        ------------------------------------------------------------    ----------------------------
                                                          ALLIANCE
                                                           INTER-                                                         EQ/PUTNAM
                                                          MEDIATE         ALLIANCE       ALLIANCE         T. ROWE          GROWTH &
                                          ALLIANCE       GOVERNMENT       QUALITY          HIGH         PRICE EQUITY       INCOME
                                            MONEY        SECURITIES         BOND           YIELD          INCOME            VALUE
                                         MARKET FUND        FUND            FUND           FUND             FUND            FUND
                                        ------------    ------------    ------------    ------------    ------------    ------------
Net assets attributable
   to EQUI-VEST
   Contracts in
   accumulation period .............      38,523,428              --              --              --              --              --
Net assets attributable
   to Old Contracts in
   accumulation period .............       4,312,389              --              --              --              --              --
Net assets attributable
   to EQUIPLAN
   Contracts in
   accumulation period .............              --       2,616,986              --              --              --              --
Net assets attributable
   to Momentum
   Contracts in
   accumulation period .............      11,218,510       1,437,192       1,964,317       5,501,246         149,136          65,510
Net assets attributable
   to Momentum Plus
   Contracts 135 BP in
   accumulation period .............      38,847,043       9,240,280       6,425,658      16,040,479         276,389         175,260
Net assets attributable
   to Momentum Plus
   Contracts 100 BP in
   accumulation period .............       1,159,113         427,602         179,813         761,000              --              --
Net assets attributable
   to Momentum Plus
   Contracts 90 BP in
   accumulation period .............              --              --              --              --              --              --
Net assets attributable
   to EQUI-VEST Series 300
   & 400 Contracts in
   accumulation period .............      31,535,332      39,758,609      72,429,089     175,147,544     139,347,246      74,544,834
Net assets attributable
   to EQUI-VEST Series 500
   Contracts 145 BP in
   accumulation period .............          39,859           3,410          13,160          33,807          42,218          40,895
Net assets attributable
   to EQUI-VEST Series 600
   Contracts 120 BP in
   accumulation period .............              --              --              --              89             101             101
Net assets attributable
   to actuarial reserves,
   financial reserves, and
   other contract
   liabilities
   attributable to
   Contracts in payout .............         271,442          17,915         454,340         699,291              --              --
                                        ------------     -----------     -----------    ------------    ------------     -----------
                                        $125,907,116     $53,501,994     $81,466,377    $198,183,456    $139,815,090     $74,826,600
                                        ============     ===========     ===========    ============    ============     ===========


                                     FSA-31

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

5.  Net Assets (Continued):

                                                                  EQUITY SERIES (CONTINUED):
                                 ---------------------------------------------------------------------------------------------------
                                                                       MERRILL
                                     ALLIANCE         ALLIANCE       LYNCH BASIC
                                      GROWTH &          EQUITY          VALUE          ALLIANCE            MFS          ALLIANCE
                                      INCOME            INDEX          EQUITY        COMMON STOCK       RESEARCH         GLOBAL
                                       FUND             FUND            FUND            FUND              FUND            FUND
                                 --------------   --------------   --------------   --------------   --------------   --------------
Net assets attributable
   to EQUI-VEST
   Contracts in
   accumulation period .......               --               --               --    5,578,588,050               --               --
Net assets attributable
   to Old Contracts in
   accumulation period .......               --               --               --      107,448,483               --               --
Net assets attributable
   to EQUIPLAN
   Contracts in
   accumulation period .......               --               --               --       30,994,430               --               --
Net assets attributable
   to Momentum
   Contracts in
   accumulation period .......       20,534,526       36,675,445          393,479      191,376,071          536,562       28,455,218
Net assets attributable
   to Momentum Plus
   Contracts 135 BP in
   accumulation period .......       44,797,660       76,744,192          191,344      299,298,111          264,368       75,882,027
Net assets attributable
   to Momentum Plus
   Contracts 100 BP in
   accumulation period .......        1,128,819        2,312,294               --        8,221,702               --        1,769,643
Net assets attributable
   to Momentum Plus
   Contracts 90 BP in
   accumulation period .......          297,636          800,229               --        1,267,407               --          471,680
Net assets attributable
   to EQUI-VEST Series 300
   & 400 Contracts in
   accumulation period .......      529,235,127    1,032,108,886       56,734,346    1,468,792,789      101,361,254      619,628,198
Net assets attributable
   to EQUI-VEST Series 500
   Contracts 145 BP in
   accumulation period .......          143,000          233,384           33,448          486,472           87,507           48,890
Net assets attributable
   to EQUI-VEST Series 600
   Contracts 120 BP in
   accumulation period .......               --              311               98              206               --               98
Net assets attributable
   to actuarial reserves,
   financial reserves and
   other contract
   liabilities
   attributable to
   Contracts in payout .......        2,885,763        3,413,426               --       39,299,681               --          544,414
                                   ------------   --------------      -----------   --------------     ------------     ------------
                                   $599,022,531   $1,152,288,167      $57,352,715   $7,725,773,402     $102,249,691     $726,800,168
                                   ============   ==============      ===========   ==============     ============     ============


                                     FSA-32

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

5.  Net Assets (Continued):

                                                                  EQUITY SERIES (CONTINUED):
                                 ---------------------------------------------------------------------------------------------------

                                                      T. ROWE         MORGAN                           WARBURG
                                                       PRICE         STANLEY                            PINCUS         ALLIANCE
                                   ALLIANCE            INTER-        EMERGING           ALLIANCE        SMALL            SMALL
                                    INTER-            NATIONAL        MARKETS          AGGRESSIVE      COMPANY            CAP
                                   NATIONAL            STOCK          EQUITY             STOCK          VALUE           GROWTH
                                    FUND               FUND            FUND               FUND          FUND              FUND
                                 --------------   --------------   --------------   --------------   --------------   --------------
Net assets attributable
   to EQUI-VEST
   Contracts in
   accumulation period .......               --               --               --    2,304,985,451               --               --
Net assets attributable
   to Old Contracts in
   accumulation period .......               --               --               --               --               --               --
Net assets attributable
   to EQUIPLAN
   Contracts in
   accumulation period .......               --               --               --               --               --               --
Net assets attributable
   to Momentum
   Contracts in
   accumulation period .......        4,377,889           55,292           25,903      125,948,516           38,050        3,237,317
Net assets attributable
   to Momentum Plus
   Contracts 135 BP in
   accumulation period .......       10,184,498          261,030           95,457      186,727,114          128,276        4,808,507
Net assets attributable
   to Momentum Plus
   Contracts 100 BP in
   accumulation period .......          450,353               --               --        5,101,533               --           36,371
Net assets attributable
   to Momentum Plus
   Contracts 90 BP in
   accumulation period .......          114,042               --               --          911,462               --          158,152
Net assets attributable
   to EQUI-VEST Series 300
   & 400 Contracts in
   accumulation period .......      114,319,069       73,451,923       12,381,723      540,090,983       90,009,744      130,505,375
Net assets attributable
   to EQUI-VEST Series 500
   Contracts 145 BP in
   accumulation period .......           13,485           23,040            6,756          123,823           26,572           52,506
Net assets attributable
   to EQUI-VEST Series 600
   Contracts 120 BP in
   accumulation period .......               --               --               81               --              166               87
Net assets attributable
   to actuarial reserves,
   financial reserves and
   other contract
   liabilities
   attributable to
   Contracts in payout .......          562,451               --               --        4,609,704               --          108,367
                                   ------------      -----------      -----------   --------------      -----------     ------------
                                   $130,021,787      $73,791,285      $12,509,920   $3,168,498,586      $90,202,808     $138,906,682
                                   ============      ===========      ===========   ==============      ===========     ============


                                     FSA-33

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

5. Net Assets (Concluded):

                                   EQUITY SERIES (CONCLUDED):                         ASSET ALLOCATION SERIES:
                                 -------------------------------  ------------------------------------------------------------------
                                      MFS           ALLIANCE                                                            MERRILL
                                   EMERGING          CONSER-                           ALLIANCE                          LYNCH
                                    GROWTH           VATIVE          EQ/PUTNAM          GROWTH          ALLIANCE         WORLD
                                   COMPANIES        INVESTORS         BALANCED         INVESTORS        BALANCED        STRATEGY
                                     FUND             FUND             FUND              FUND             FUND            FUND
                                 --------------   --------------   --------------   --------------   --------------   --------------
Net assets attributable
   to EQUI-VEST
   Contracts in
   accumulation period .......               --               --               --               --    1,097,942,924               --
Net assets attributable
   to Old Contracts in
   accumulation period .......               --               --               --               --               --               --
Net assets attributable
   to EQUIPLAN
   Contracts in
   accumulation period .......               --               --               --               --               --               --
Net assets attributable
   to Momentum
   Contracts in
   accumulation period .......          825,008        3,489,106           55,321       28,639,790       44,449,206           12,249
Net assets attributable
   to Momentum Plus
   Contracts 135 BP in
   accumulation period .......          763,267       17,445,149          128,104       92,985,008       59,417,722           76,157
Net assets attributable
   to Momentum Plus
   Contracts 100 BP in
   accumulation period .......               --          576,228               --        2,373,243        1,662,704               --
Net assets attributable
   to Momentum Plus
   Contracts 90 BP in
   accumulation period .......               --               --               --          307,598          166,289               --
Net assets attributable
   to EQUI-VEST Series 300
   & 400 Contracts in
   accumulation period .......      175,456,981       97,305,713       34,439,759      715,666,898      118,465,723        9,178,694
Net assets attributable
   to EQUI-VEST Series 500
   Contracts 145 BP in
   accumulation period .......          157,390            5,034           17,482           75,836           50,581            2,372
Net assets attributable
   to EQUI-VEST Series 600
   Contracts 120 BP in
   accumulation period .......              104              103               --              102               --               95
Net assets attributable
   to actuarial reserves,
   financial reserves and
   other contract
   liabilities
   attributable to
   Contracts in payout .......               --        1,042,019               --        2,169,556          580,524               --
                                   ------------     ------------      -----------     ------------   --------------       ----------
                                   $177,202,750     $119,863,352      $34,640,666     $842,218,031   $1,322,735,673       $9,269,567
                                   ============     ============      ===========     ============   ==============       ==========



                                     FSA-34

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values

    Shown below is accumulation unit value information for units outstanding.

                                        ALLIANCE MONEY MARKET FUND -- OLD CONTRACTS

                                                                    YEARS ENDED DECEMBER 31,
                                    ------------------------------------------------------------------------------------------
                                      1998     1997     1996     1995     1994      1993     1992     1991     1990     1989
                                    -------- -------- -------- -------- --------  -------- -------- -------- -------- --------
Unit value, beginning of period.     $35.12   $33.52   $32.00   $30.44   $29.43    $28.75   $27.92   $26.47   $24.59   $22.66
                                     =======  =======  =======  =======  =======   =======  =======  =======  =======  =======
Unit value, end of period.......     $36.76   $35.12   $33.52   $32.00   $30.44    $29.43   $28.75   $27.92   $26.47   $24.59
                                     =======  =======  =======  =======  =======   =======  =======  =======  =======  =======
Number of units outstanding,
   end of period (000's)........        117      119      129      140      147       168      204      246      289      310
                                     =======  =======  =======  =======  =======   =======  =======  =======  =======  =======
                      ALLIANCE MONEY MARKET FUND -- EQUI-VEST SERIES 100 AND 200/MOMENTUM** CONTRACTS

                                                                    YEARS ENDED DECEMBER 31,
                                    ------------------------------------------------------------------------------------------
                                      1998     1997     1996     1995     1994      1993     1992     1991     1990     1989
                                    -------- -------- -------- -------- --------  -------- -------- -------- -------- --------
Unit value, beginning of period.     $29.41   $28.28   $27.22   $26.08   $25.41    $25.01   $24.48   $23.38   $21.89   $20.32
                                     =======  =======  =======  =======  =======   =======  =======  =======  =======  =======
Unit value, end of period.......     $30.55   $29.41   $28.28   $27.22   $26.08    $25.41   $25.01   $24.48   $23.38   $21.89
                                     =======  =======  =======  =======  =======   =======  =======  =======  =======  =======
Number of  EQUI-VEST units
   outstanding, end of period
   (000's)......................      1,261      973    1,013    1,021    1,000     1,065    1,201    1,325    1,307    1,045
                                     =======  =======  =======  =======  =======   =======  =======  =======  =======  =======
Number of Momentum units
   outstanding, end of
   period (000's)...............        367      308      240      188      166        56
                                     =======  =======  =======  =======  =======   =======
                              ALLIANCE MONEY MARKET FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                                 YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------    SEPTEMBER 9, 1993*
                                                      1998       1997      1996      1995      1994      TO DECEMBER 31, 1993
                                                     --------  ---------  --------  --------  --------  -----------------------
Unit value, beginning of period..................    $116.21    $111.75   $107.55   $103.10   $100.47           $100.00
                                                     ========   ========  ========  ========  ========          ========
Unit value, end of period........................    $120.76    $116.21   $111.75   $107.55   $103.10           $100.47
                                                     ========   ========  ========  ========  ========          ========
Number of units outstanding, end of period (000's)       322        325       307       299       474                62
                                                     ========   ========  ========  ========  ========          ========
                              ALLIANCE MONEY MARKET FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                         YEARS ENDED
                                                          DECEMBER 31,
                                                     -------------------                  SEPTEMBER 1, 1996*
                                                      1998       1997                   TO DECEMBER 31, 1996
                                                     --------   --------               ------------------------
Unit value, beginning of period..................    $110.26    $105.65                        $100.00
                                                     ========   ========                       ========
Unit value, end of period........................    $114.98    $110.26                        $105.65
                                                     ========   ========                       ========
Number of units outstanding, end of period (000's)        10         13                             13
                                                     ========   ========                       ========

------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-35

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):

                       ALLIANCE MONEY MARKET FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS: 135 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------               JANUARY 3, 1994*
                                                      1998       1997      1996      1995               TO DECEMBER 31, 1994
                                                     --------  --------- ---------  --------           -----------------------
Unit value, beginning of period..................    $115.66    $111.21   $107.04   $102.61                     $100.00
                                                     ========  ========= =========  ========                    ========
Unit value, end of period........................    $120.19    $115.66   $111.21   $107.04                     $102.61
                                                     ========  ========= =========  ========                    ========
Number of units outstanding, end of period (000's)       262        146       165        81                          63
                                                     ========  ========= =========  ========                    ========


     ALLIANCE MONEY MARKET FUND -- EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                      TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $101.68
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

     ALLIANCE MONEY MARKET FUND -- EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                         JULY 13, 1998*
                                                      TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $101.68
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

                           ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND -- EQUIPLAN CONTRACTS

                                                                     YEARS ENDED DECEMBER 31,
                                    -------------------------------------------------------------------------------------------
                                      1998     1997      1996     1995     1994     1993     1992      1991     1990     1989
                                    -------- --------  -------  -------- -------- -------- --------  -------  -------- --------
Unit value, beginning of period.     $54.83   $51.34    $49.69   $44.04   $46.25   $42.04   $40.00    $35.17   $33.12   $28.89
                                    ========  =======  ======== ======== ======== ======== ========  ======== ======== ========
Unit value, end of period.......     $58.81   $54.83    $51.34   $49.69   $44.04   $46.25   $42.04    $40.00   $35.17   $33.12
                                    ========  =======  ======== ======== ======== ======== ========  ======== ======== ========
Number of units outstanding,
   end of period (000's)........         45       50        55       50       54       58       66        74       82       91
                                    ========  =======  ======== ======== ======== ======== ========  ======== ======== ========

                           ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND -- MOMENTUM CONTRACTS

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------               JUNE 1, 1994*
                                                      1998       1997      1996      1995               TO DECEMBER 31, 1994
                                                     --------  --------- ---------  --------           -----------------------
Unit value, beginning of period..................    $118.98    $112.40   $109.80   $ 98.19                     $100.00
                                                     ========  ========= =========  ========                    ========
Unit value, end of period........................    $126.48    $118.98   $112.40   $109.80                     $ 98.19
                                                     ========  ========= =========  ========                    ========
Number of units outstanding, end of period (000's)        11         10        10         7                           1
                                                     ========  ========= =========  ========                    ========

------------------
 *Date on which units were made available for sale.

                                     FSA-36

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):

                   ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                                 YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------    SEPTEMBER 9, 1993*
                                                      1998       1997      1996      1995      1994      TO DECEMBER 31, 1993
                                                     --------  ---------  --------  --------  --------  -----------------------
Unit value, beginning of period..................    $114.78    $108.45   $105.94   $ 94.76   $100.44           $100.00
                                                     ========  ========= =========  ========  ========          ========
Unit value, end of period........................    $122.00    $114.78   $108.45   $105.94   $ 94.76           $100.44
                                                     ========  ========= =========  ========  ========          ========
Number of units outstanding, end of period (000's)        76         77        81        88        64                 1
                                                     ========  ========= =========  ========  ========          ========
                   ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                         YEARS ENDED
                                                         DECEMBER 31,
                                                     -------------------                  SEPTEMBER 1, 1996*
                                                      1998       1997                   TO DECEMBER 31, 1996
                                                     --------   --------               ------------------------
Unit value, beginning of period..................    $112.32    $105.75                        $100.00
                                                     ========   ========                      =========
Unit value, end of period........................    $119.81    $112.32                        $105.75
                                                     ========   ========                      =========
Number of units outstanding, end of period (000's)         4          2                              2
                                                     ========   ========                      =========

                               ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND -- EQUI-VEST
                                          SERIES 300 AND 400 CONTRACTS: 134 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------                JUNE 1, 1994*
                                                      1998       1997      1996      1995               TO DECEMBER 31, 1994
                                                     --------  --------- ---------  --------           -----------------------
Unit value, beginning of period..................    $118.98    $112.40   $109.80   $ 98.19                     $100.00
                                                     ========  ========= =========  ========                    ========
Unit value, end of period........................    $126.48    $118.98   $112.40   $109.80                     $ 98.19
                                                     ========  ========= =========  ========                    ========
Number of units outstanding, end of period (000's)       314        202       146        89                          32
                                                     ========  ========= =========  ========                    ========

               ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND --
                    EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $103.32
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

------------------
 *Date on which units were made available for sale.



                                     FSA-37

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):

               ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND --
                    EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $103.32
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

                                  ALLIANCE QUALITY BOND FUND -- MOMENTUM CONTRACTS

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------                JUNE 1, 1994*
                                                      1998       1997      1996      1995               TO DECEMBER 31, 1994
                                                     --------  --------- ---------  --------           -----------------------
Unit value, beginning of period..................    $121.30    $112.65   $108.38   $ 93.87                     $100.00
                                                     ========  ========= =========  ========                    ========
Unit value, end of period........................    $130.07    $121.30   $112.65   $108.38                     $ 93.87
                                                     ========  ========= =========  ========                    ========
Number of units outstanding, end of period (000's)        15         10         7         4                           1
                                                     ========  ========= =========  ========                    ========
                              ALLIANCE QUALITY BOND FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------                JUNE 1, 1994*
                                                      1998       1997      1996      1995               TO DECEMBER 31, 1994
                                                     --------  --------- ---------  --------           -----------------------
Unit value, beginning of period..................    $127.99    $118.87   $114.38   $ 99.07                     $100.00
                                                     ========  ========= =========  ========                    ========
Unit value, end of period........................    $137.23    $127.99   $118.87   $114.38                     $ 99.07
                                                     ========  ========= =========  ========                    ========
Number of units outstanding, end of period (000's)        47         37        28        17                           3
                                                     ========  ========= =========  ========                    ========

------------------
 *Date on which units were made available for sale.


                                     FSA-38

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):

                              ALLIANCE QUALITY BOND FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                        YEARS ENDED
                                                        DECEMBER 31,
                                                     -------------------                 SEPTEMBER 1, 1996*
                                                      1998       1997                   TO DECEMBER 31, 1996
                                                     --------   --------               ------------------------
Unit value, beginning of period..................    $117.60    $108.84                        $100.00
                                                     ========   ========                      =========
Unit value, end of period........................    $126.54    $117.60                        $108.84
                                                     ========   ========                      =========
Number of units outstanding, end of period (000's)         1          1                              1
                                                     ========   ========                      =========
                       ALLIANCE QUALITY BOND FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS: 134 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------              JANUARY 3, 1994*
                                                      1998       1997      1996      1995               TO DECEMBER 31, 1994
                                                     --------  --------- ---------  --------           -----------------------
Unit value, beginning of period..................    $121.30    $112.65   $108.38   $ 93.87                     $100.00
                                                     ========  ========= =========  ========                    ========
Unit value, end of period........................    $130.07    $121.30   $112.65   $108.38                     $ 93.87
                                                     ========  ========= =========  ========                    ========
Number of units outstanding, end of period (000's)       557        283       196       135                          53
                                                     ========  ========= =========  ========                    ========

     ALLIANCE QUALITY BOND FUND -- EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $103.62
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

     ALLIANCE QUALITY BOND FUND -- EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $103.62
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

                                     ALLIANCE HIGH YIELD FUND -- MOMENTUM CONTRACTS

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------              JUNE 1, 1994* TO
                                                      1998       1997      1996      1995                DECEMBER 31, 1994
                                                     --------  --------- ---------  --------           -----------------------
Unit value, beginning of period..................    $160.74    $137.53   $113.44   $ 95.88                     $100.00
                                                     ========  ========= =========  ========                    ========
Unit value, end of period........................    $150.42    $160.74   $137.53   $113.44                     $ 95.88
                                                     ========  ========= =========  ========                    ========
Number of units outstanding, end of period (000's)        37         29        18         7                           1
                                                     ========  ========= =========  ========                    ========

------------------
 *Date on which units were made available for sale.


                                     FSA-39

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):

                               ALLIANCE HIGH YIELD FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                                 YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------    SEPTEMBER 9, 1993*
                                                      1998       1997      1996      1995      1994      TO DECEMBER 31, 1993
                                                     --------  ---------  --------  --------  --------  -----------------------
Unit value, beginning of period..................    $171.56    $146.80   $121.10   $102.37   $106.74           $100.00
                                                     ========  ========= =========  ========  ========          ========
Unit value, end of period........................    $160.53    $171.56   $146.80   $121.10   $102.37           $106.74
                                                     ========  ========= =========  ========  ========          ========
Number of units outstanding, end of period (000's)       100        110        94        70        38                 1
                                                     ========  ========= =========  ========  ========          ========
                               ALLIANCE HIGH YIELD FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                        YEARS ENDED
                                                         DECEMBER 31,
                                                     -------------------                  SEPTEMBER 1, 1996
                                                      1998       1997                   TO DECEMBER 31, 1996*
                                                     --------   --------               ------------------------
Unit value, beginning of period..................    $149.49    $127.46                        $100.00
                                                     ========   ========                      =========
Unit value, end of period........................    $140.38    $149.49                        $127.46
                                                     ========   ========                      =========
Number of units outstanding, end of period (000's)         5          5                              5
                                                     ========   ========                      =========


                        ALLIANCE HIGH YIELD FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS: 134 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------              JANUARY 3, 1994*
                                                      1998       1997      1996      1995               TO DECEMBER 31, 1994
                                                     --------  --------- ---------  --------           -----------------------
Unit value, beginning of period..................    $160.74    $137.53   $113.44   $ 95.88                     $100.00
                                                     ========  ========= =========  ========                    ========
Unit value, end of period........................    $150.42    $160.74   $137.53   $113.44                     $ 95.88
                                                     ========  ========= =========  ========                    ========
Number of units outstanding, end of period (000's)     1,164        831       444       209                          99
                                                     ========  ========= =========  ========                    ========

      ALLIANCE HIGH YIELD FUND -- EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 89.20
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

------------------
 *Date on which units were made available for sale.

                                     FSA-40

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):


      ALLIANCE HIGH YIELD FUND -- EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 89.20
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

             T. ROWE PRICE EQUITY INCOME FUND -- MOMENTUM CONTRACTS

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $130.25
                                                            =========
Number of units outstanding, end of period (000's)                 1
                                                            =========

      T. ROWE PRICE EQUITY INCOME FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $101.39
                                                            =========
Number of units outstanding, end of period (000's)                 3
                                                            =========


      T. ROWE PRICE EQUITY INCOME FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $101.56
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

------------------
 *Date on which units were made available for sale.


                                     FSA-41

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):


      T. ROWE PRICE EQUITY INCOME FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $101.61
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

                 T. ROWE PRICE EQUITY INCOME FUND -- EQUI-VEST SERIES 100 THROUGH 400 CONTRACTS

                                                           YEAR ENDED          MAY 1, 1997* TO
                                                       DECEMBER 31, 1998      DECEMBER 31, 1997
                                                     ----------------------- ---------------------
Unit value, beginning of period..................            $121.04               $100.00
                                                            =========             =========
Unit value, end of period........................            $130.25               $121.04
                                                            =========             =========
Number of units outstanding, end of period (000's)             1,070                   475
                                                            =========             =========

  T. ROWE PRICE EQUITY INCOME FUND -- EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $101.00
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

  T. ROWE PRICE EQUITY INCOME FUND -- EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                      TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $101.12
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

------------------
 *Date on which units were made available for sale.


                                     FSA-42

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.       Accumulation Unit Values (Continued):

           EQ/PUTNAM GROWTH & INCOME VALUE FUND -- MOMENTUM CONTRACTS

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $128.20
                                                            =========
Number of units outstanding, end of period (000's)                 1
                                                            =========

    EQ/PUTNAM GROWTH & INCOME VALUE FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $101.60
                                                            =========
Number of units outstanding, end of period (000's)                 2
                                                            =========

    EQ/PUTNAM GROWTH & INCOME VALUE FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $101.77
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

    EQ/PUTNAM GROWTH & INCOME VALUE FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $101.82
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

------------------
 *Date on which units were made available for sale.


                                     FSA-43

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):

                     EQ/PUTNAM GROWTH & INCOME VALUE FUND -- EQUI-VEST SERIES 100 THROUGH 400 CONTRACTS

                                                           YEAR ENDED                MAY 1, 1997* TO
                                                       DECEMBER 31, 1998            DECEMBER 31, 1997
                                                     -----------------------      -----------------------
Unit value, beginning of period..................            $115.17                      $100.00
                                                            =========                     ========
Unit value, end of period........................            $128.20                      $115.17
                                                            =========                     ========
Number of units outstanding, end of period (000's)               581                          250
                                                            =========                     ========

EQ/PUTNAM GROWTH & INCOME VALUE FUND -- EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $100.48
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

EQ/PUTNAM GROWTH & INCOME VALUE FUND -- EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $100.60
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

                                    ALLIANCE GROWTH & INCOME FUND -- MOMENTUM CONTRACTS

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------               JUNE 1, 1994*
                                                      1998       1997      1996      1995               TO DECEMBER 31, 1994
                                                     --------  --------- ---------  --------           -----------------------
Unit value, beginning of period..................    $179.30    $143.37   $121.02   $ 98.86                     $100.00
                                                     ========  ========= =========  ========                    ========
Unit value, end of period........................    $213.81    $179.30   $143.37   $121.02                     $ 98.86
                                                     ========  ========= =========  ========                    ========
Number of units outstanding, end of period (000's)        96         69        41        17                           4
                                                     ========  ========= =========  ========                    ========

------------------
 *Date on which units were made available for sale.

                                     FSA-44

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):

                             ALLIANCE GROWTH & INCOME FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------               JUNE 1, 1994*
                                                      1998      1997       1996      1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------  --------           -----------------------
Unit value, beginning of period..................    $179.60   $143.63    $121.25   $ 99.06                     $100.00
                                                     ========  ========  =========  ========                    ========
Unit value, end of period........................    $214.14   $179.60    $143.63   $121.25                     $ 99.06
                                                     ========  ========  =========  ========                    ========
Number of units outstanding, end of period (000's)       209       183        121        67                           9
                                                     ========  ========  =========  ========                    ========
                             ALLIANCE GROWTH & INCOME FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                        YEARS ENDED
                                                        DECEMBER 31,
                                                     -------------------                 SEPTEMBER 1, 1996*
                                                      1998       1997                   TO DECEMBER 31, 1996
                                                     --------   --------               ------------------------
Unit value, beginning of period..................    $155.11    $123.61                        $100.00
                                                     ========   ========                      =========
Unit value, end of period........................    $185.60    $155.11                        $123.61
                                                     ========   ========                      =========
Number of units outstanding, end of period (000's)         6          3                              3
                                                     ========   ========                      =========

        ALLIANCE GROWTH & INCOME FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.

                                                         YEARS ENDED
                                                         DECEMBER 31,
                                                     -------------------
                                                      1998       1997
                                                     --------   --------
Unit value, beginning of period..................    $145.48    $115.81
                                                     ========   ========
Unit value, end of period........................    $174.26    $145.48
                                                     ========   ========
Number of units outstanding, end of period (000's)         2          1
                                                     ========   ========

                     ALLIANCE GROWTH & INCOME FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS: 134 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------              JANUARY 3, 1994*
                                                      1998       1997      1996      1995               TO DECEMBER 31, 1994
                                                     --------  --------- ---------  --------           -----------------------
Unit value, beginning of period..................    $179.30    $143.37   $121.02   $ 98.86                     $100.00
                                                     ========  ========= =========  ========                    ========
Unit value, end of period........................    $213.81    $179.30   $143.37   $121.02                     $ 98.86
                                                     ========  ========= =========  ========                    ========
Number of units outstanding, end of period (000's)     2,475      1,800       975       498                         210
                                                     ========  ========= =========  ========                    ========

------------------
 *Date on which units were made available for sale.


                                     FSA-45

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):


    ALLIANCE GROWTH & INCOME FUND -- EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $102.73
                                                            =========
Number of units outstanding, end of period (000's)                 1
                                                            =========

    ALLIANCE GROWTH & INCOME FUND -- EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $102.73
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

                               ALLIANCE EQUITY INDEX FUND -- MOMENTUM CONTRACTS

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------               JUNE 1, 1994*
                                                      1998       1997      1996      1995               TO DECEMBER 31, 1994
                                                     --------  --------- ---------  --------           -----------------------
Unit value, beginning of period..................    $214.66    $164.12   $135.94   $100.95                     $100.00
                                                     ========  ========= =========  ========                    ========
Unit value, end of period........................    $271.24    $214.66   $164.12   $135.94                     $100.95
                                                     ========  ========= =========  ========                    ========
Number of units outstanding, end of period (000's)       135         94        51        12                           1
                                                     ========  ========= =========  ========                    ========
                              ALLIANCE EQUITY INDEX FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------               JUNE 1, 1994*
                                                      1998       1997      1996      1995               TO DECEMBER 31, 1994
                                                     --------  --------- ---------  --------           -----------------------
Unit value, beginning of period..................    $214.58    $164.08   $135.92   $100.94                     $100.00
                                                     ========  ========= =========  ========                    ========
Unit value, end of period........................    $271.11    $214.58   $164.08   $135.92                     $100.94
                                                     ========  ========= =========  ========                    ========
Number of units outstanding, end of period (000's)       283        231       128        44                           3
                                                     ========  ========= =========  ========                    ========

------------------
 *Date on which units were made available for sale.


                                     FSA-46

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):

                              ALLIANCE EQUITY INDEX FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                        YEARS ENDED
                                                        DECEMBER 31,
                                                     -------------------                 SEPTEMBER 1, 1996*
                                                      1998       1997                   TO DECEMBER 31, 1996
                                                     --------   --------              ------------------------
Unit value, beginning of period..................    $170.23    $139.70                        $100.00
                                                     ========   ========                      =========
Unit value, end of period........................    $215.84    $170.23                        $139.70
                                                     ========   ========                      =========
Number of units outstanding, end of period (000's)        11          5                              4
                                                     ========   ========                      =========

         ALLIANCE EQUITY INDEX FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.

                                                        YEARS ENDED
                                                        DECEMBER 31,
                                                     -------------------
                                                      1998       1997
                                                     --------   --------
Unit value, beginning of period..................    $150.05    $114.21
                                                     ========   ========
Unit value, end of period........................    $190.44    $150.05
                                                     ========   ========
Number of units outstanding, end of period (000's)         4          3
                                                     ========   ========

                       ALLIANCE EQUITY INDEX FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS: 134 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------               JUNE 1, 1994*
                                                      1998       1997      1996      1995               TO DECEMBER 31, 1994
                                                     --------  --------- ---------  --------           -----------------------
Unit value, beginning of period..................    $214.66    $164.12   $135.94   $100.95                     $100.00
                                                     ========  ========= =========  ========                    ========
Unit value, end of period........................    $271.24    $214.66   $164.12   $135.94                     $100.95
                                                     ========  ========= =========  ========                    ========
Number of units outstanding, end of period (000's)     3,805      2,686     1,486       592                          47
                                                     ========  ========= =========  ========                    ========

     ALLIANCE EQUITY INDEX FUND -- EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $103.68
                                                            =========
Number of units outstanding, end of period (000's)                 2
                                                            =========

------------------
 *Date on which units were made available for sale.


                                     FSA-47

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):


     ALLIANCE EQUITY INDEX FUND -- EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $103.69
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

           MERRILL LYNCH BASIC VALUE EQUITY FUND -- MOMENTUM CONTRACTS

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $127.67
                                                            =========
Number of units outstanding, end of period (000's)                 3
                                                            =========

   MERRILL LYNCH BASIC VALUE EQUITY FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 98.58
                                                            =========
Number of units outstanding, end of period (000's)                 2
                                                            =========

   MERRILL LYNCH BASIC VALUE EQUITY FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 98.75
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

------------------
 *Date on which units were made available for sale.


                                     FSA-48

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):


    MERRILL LYNCH BASIC VALUE EQUITY FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 98.80
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

                    MERRILL LYNCH BASIC VALUE EQUITY FUND -- EQUI-VEST SERIES 100 THROUGH 400 CONTRACTS

                                                           YEAR ENDED                MAY 1, 1997* TO
                                                       DECEMBER 31, 1998            DECEMBER 31, 1997
                                                     -----------------------      -----------------------
Unit value, beginning of period..................            $115.97                      $100.00
                                                            =========                     ========
Unit value, end of period........................            $127.67                      $115.97
                                                            =========                     ========
Number of units outstanding, end of period (000's)               444                          145
                                                            =========                     ========

                    MERRILL LYNCH BASIC VALUE EQUITY FUND --
                    EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 97.80
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

                    MERRILL LYNCH BASIC VALUE EQUITY FUND --
                    EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 97.91
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

------------------
 *Date on which units were made available for sale.


                                     FSA-49

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):


                                        ALLIANCE COMMON STOCK FUND -- OLD CONTRACTS

                                                                     YEARS ENDED DECEMBER 31,
                                    -------------------------------------------------------------------------------------------
                                      1998     1997      1996     1995     1994      1993     1992     1991     1990     1989
                                    -------- -------- --------- -------- -------- --------- -------- -------- -------- --------
Unit value, beginning of period.    $316.64   $246.57  $199.66  $151.67  $155.96   $125.72  $122.56  $ 89.56   $97.97   $78.37
                                    ======== ======== ========= ======== ======== ========= ======== ======== ======== ========
Unit value, end of period.......    $407.19   $316.64  $246.57  $199.66  $151.67   $155.96  $125.72  $122.56   $89.56   $97.97
                                    ======== ======== ========= ======== ======== ========= ======== ======== ======== ========
Number of units outstanding,
   end of period (000's)........        264       307      345      387      438       467      525      598      694      780
                                    ======== ======== ========= ======== ======== ========= ======== ======== ======== ========
                      ALLIANCE COMMON STOCK FUND -- EQUI-VEST SERIES 100 AND 200/MOMENTUM** CONTRACTS

                                                                     YEARS ENDED DECEMBER 31,
                                    -------------------------------------------------------------------------------------------
                                     1998     1997      1996     1995     1994      1993     1992     1991     1990     1989
                                    -------- -------- --------- -------- -------- --------- -------- -------- -------- --------
Unit value, beginning of period.    $253.68   $199.05  $162.42  $124.32  $128.81   $104.63  $102.76  $ 75.67   $83.40   $67.22
                                    ======== ======== ========= ======== ======== ========= ======== ======== ======== ========
Unit value, end of period.......    $323.75   $253.68  $199.05  $162.42  $124.32   $128.81  $104.63  $102.76   $75.67   $83.40
                                    ======== ======== ========= ======== ======== ========= ======== ======== ======== ========
Number of  EQUI-VEST units
   outstanding, end of
   period (000's)...............     17,231    17,386   16,933   16,292   15,749    13,917   11,841   10,292    9,670    8,645
                                    ======== ======== ========= ======== ======== ========= ======== ======== ======== ========
Number of Momentum units
   outstanding, end of
   period (000's)...............        591       519      403      270      120
                                    ======== ======== ========= ======== ========
                                         ALLIANCE COMMON STOCK FUND -- EQUIPLAN CONTRACTS

                                                                     YEARS ENDED DECEMBER 31,
                                    --------------------------------------------------------------------------------------------
                                     1998     1997      1996     1995     1994     1993      1992     1991     1990      1989
                                    -------- -------- --------- -------- -------- -------- --------- -------- -------- ---------
Unit value, beginning of period.    $342.99  $267.08   $216.27  $164.29  $168.93  $136.10   $132.67  $ 96.95  $106.05   $ 84.83
                                    ======== ======== ========= ======== ======== ======== ========= ======== ======== =========
Unit value, end of period.......    $441.07  $342.99   $267.08  $216.27  $164.29  $168.93   $136.10  $132.67  $ 96.95   $106.05
                                    ======== ======== ========= ======== ======== ======== ========= ======== ======== =========
Number of units outstanding,
   end of period (000's)........         70       85        96      108      119      124       135      144      157       177
                                    ======== ======== ========= ======== ======== ======== ========= ======== ======== =========

------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-50

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):


                              ALLIANCE COMMON STOCK FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                                 YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------    SEPTEMBER 9, 1993*
                                                      1998       1997      1996      1995      1994      TO DECEMBER 31, 1993
                                                     --------  ---------  --------  --------  --------  -----------------------
Unit value, beginning of period..................    $207.00    $162.39   $132.47   $101.38   $105.01           $100.00
                                                     ========  ========= =========  ========  ========          ========
Unit value, end of period........................    $264.22    $207.00   $162.39   $132.47   $101.38           $105.01
                                                     ========  ========= =========  ========  ========          ========
Number of units outstanding, end of period (000's)     1,133      1,192     1,039       706       330                12
                                                     ========  ========= =========  ========  ========          ========
                              ALLIANCE COMMON STOCK FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                         YEARS ENDED
                                                          DECEMBER 31,
                                                     -------------------                 SEPTEMBER 1, 1996*
                                                      1998       1997                   TO DECEMBER 31, 1996
                                                     --------   --------               ------------------------
Unit value, beginning of period..................    $161.04    $125.89                        $100.00
                                                     ========   ========                      =========
Unit value, end of period........................    $206.28    $161.04                        $125.89
                                                     ========   ========                      =========
Number of units outstanding, end of period (000's)        40         37                            140
                                                     ========   ========                      =========

         ALLIANCE COMMON STOCK FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.

                                                        YEARS ENDED
                                                        DECEMBER 31,
                                                     -------------------
                                                      1998       1997
                                                     --------   --------
Unit value, beginning of period..................    $148.44    $115.92
                                                     ========   ========
Unit value, end of period........................    $190.33    $148.44
                                                     ========   ========
Number of units outstanding, end of period (000's)         7          5
                                                     ========   ========

                       ALLIANCE COMMON STOCK FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS: 135 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------              JANUARY 3, 1994*
                                                      1998       1997      1996      1995               TO DECEMBER 31, 1994
                                                     --------  --------- ---------  --------           -----------------------
Unit value, beginning of period..................    $198.12    $155.42   $126.78   $ 97.03                     $100.00
                                                     ========  ========= =========  ========                    ========
Unit value, end of period........................    $252.88    $198.12   $155.42   $126.78                     $ 97.03
                                                     ========  ========= =========  ========                    ========
Number of units outstanding, end of period (000's)     5,808      4,765     3,457     1,989                         948
                                                     ========  ========= =========  ========                    ========

     ALLIANCE COMMON STOCK FUND -- EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $102.87
                                                            =========
Number of units outstanding, end of period (000's)                 5
                                                            =========

------------------
 *Date on which units were made available for sale.


                                     FSA-51

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):


     ALLIANCE COMMON STOCK FUND -- EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $102.87
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

                     MFS RESEARCH FUND -- MOMENTUM CONTRACTS

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $140.83
                                                            =========
Number of units outstanding, end of period (000's)                 4
                                                            =========

             MFS RESEARCH FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $100.75
                                                            =========
Number of units outstanding, end of period (000's)                 3
                                                            =========

             MFS RESEARCH FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $100.92
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

------------------
 *Date on which units were made available for sale.


                                     FSA-52

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):


              MFS RESEARCH FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $100.97
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

                              MFS RESEARCH FUND -- EQUI-VEST SERIES 100 THROUGH 400 CONTRACTS

                                                           YEAR ENDED                MAY 1, 1997* TO
                                                       DECEMBER 31, 1998            DECEMBER 31, 1997
                                                     -----------------------      -----------------------
Unit value, beginning of period..................            $115.01                      $100.00
                                                            =========                     ========
Unit value, end of period........................            $140.83                      $115.01
                                                            =========                     ========
Number of units outstanding, end of period (000's)               720                          236
                                                            =========                     ========

          MFS RESEARCH FUND -- EQUI-VEST SERIES 500 CONTRACTS: 134 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 98.99
                                                            =========
Number of units outstanding, end of period (000's)                 1
                                                            =========

          MFS RESEARCH FUND -- EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 99.10
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

------------------
 *Date on which units were made available for sale.


                                     FSA-53

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):

                                      ALLIANCE GLOBAL FUND -- MOMENTUM CONTRACTS

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------               JUNE 1, 1994*
                                                      1998       1997      1996      1995               TO DECEMBER 31, 1994
                                                     --------  --------- ---------  --------           -----------------------
Unit value, beginning of period..................    $151.87    $138.00   $122.06   $104.12                     $100.00
                                                     ========  ========= =========  ========                    ========
Unit value, end of period........................    $182.50    $151.87   $138.00   $122.06                     $104.12
                                                     ========  ========= =========  ========                    ========
Number of units outstanding, end of period (000's)       156        147       116        62                          16
                                                     ========  ========= =========  ========                    ========
                                 ALLIANCE GLOBAL FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                                 YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------    SEPTEMBER 9, 1993*
                                                      1998       1997      1996      1995      1994      TO DECEMBER 31, 1993
                                                     --------  ---------  --------  --------  --------  -----------------------
Unit value, beginning of period..................    $154.12    $140.51   $124.30   $106.04   $102.14           $100.00
                                                     ========  ========= =========  ========  ========          ========
Unit value, end of period........................    $185.78    $154.12   $140.51   $124.30   $106.04           $102.14
                                                     ========  ========= =========  ========  ========          ========
Number of units outstanding, end of period (000's)       408        464       459       391       223                 8
                                                     ========  ========= =========  ========  ========          ========
                                 ALLIANCE GLOBAL FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                         YEARS ENDED
                                                         DECEMBER 31,
                                                     -------------------                 SEPTEMBER 1, 1996*
                                                      1998       1997                   TO DECEMBER 31, 1996
                                                     --------   --------               ------------------------
Unit value, beginning of period..................    $128.51    $116.37                        $100.00
                                                     ========   ========                      =========
Unit value, end of period........................    $154.96    $128.51                        $116.37
                                                     ========   ========                      =========
Number of units outstanding, end of period (000's)        11         12                             13
                                                     ========   ========                      =========

            ALLIANCE GLOBAL FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.

                                                         YEARS ENDED
                                                        DECEMBER 31,
                                                     -------------------
                                                      1998       1997
                                                     --------   --------
Unit value, beginning of period..................    $122.12    $110.47
                                                     ========   ========
Unit value, end of period........................    $147.40    $122.12
                                                     ========   ========
Number of units outstanding, end of period (000's)         3          2
                                                     ========   ========

                          ALLIANCE GLOBAL FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS: 134 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------              JANUARY 3, 1994*
                                                      1998       1997      1996      1995               TO DECEMBER 31, 1994
                                                     --------  --------- ---------  --------           -----------------------
Unit value, beginning of period..................    $151.87    $138.00   $122.06   $104.12                     $100.00
                                                     ========  ========= =========  ========                    ========
Unit value, end of period........................    $182.50    $151.87   $138.00   $122.06                     $104.12
                                                     ========  ========= =========  ========                    ========
Number of units outstanding, end of period (000's)     3,395      3,369     2,995     2,121                       1,305
                                                     ========  ========= =========  ========                    ========

------------------
 *Date on which units were made available for sale.


                                     FSA-54

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):


        ALLIANCE GLOBAL FUND -- EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 98.37
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

        ALLIANCE GLOBAL FUND -- EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 98.37
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

                                     ALLIANCE INTERNATIONAL FUND -- MOMENTUM CONTRACTS


                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------             SEPTEMBER 1, 1994*
                                                      1998       1997      1996               TO DECEMBER 31, 1995
                                                     --------  --------- ---------           -----------------------
Unit value, beginning of period..................    $107.92    $112.82   $104.15                     $100.00
                                                     ========  ========= =========                    ========
Unit value, end of period........................    $117.72    $107.92   $112.82                     $104.15
                                                     ========  ========= =========                    ========
Number of units outstanding, end of period (000's)        37         32        19                           0
                                                     ========  ========= =========                    ========
                              ALLIANCE INTERNATIONAL FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------             SEPTEMBER 1, 1994*
                                                      1998       1997      1996               TO DECEMBER 31, 1995
                                                     --------  --------- ---------           -----------------------
Unit value, beginning of period..................    $107.89    $112.81   $104.15                     $100.00
                                                     ========  ========= =========                    ========
Unit value, end of period........................    $117.68    $107.89   $112.81                     $104.15
                                                     ========  ========= =========                    ========
Number of units outstanding, end of period (000's)        87         85        54                           3
                                                     ========  ========= =========                    ========

------------------
 *Date on which units were made available for sale.


                                     FSA-55

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):


                              ALLIANCE INTERNATIONAL FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                        YEARS ENDED
                                                        DECEMBER 31,
                                                     -------------------                 SEPTEMBER 1, 1996*
                                                      1998       1997                   TO DECEMBER 31, 1996
                                                     --------   --------               ------------------------
Unit value, beginning of period..................    $108.42    $112.96                        $100.00
                                                     ========   ========                      =========
Unit value, end of period........................    $118.67    $108.42                        $112.96
                                                     ========   ========                      =========
Number of units outstanding, end of period (000's)         4          3                             21
                                                     ========   ========                      =========

         ALLIANCE INTERNATIONAL FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.

                                                          YEARS ENDED
                                                         DECEMBER 31,
                                                     -------------------
                                                      1998       1997
                                                     --------   --------
Unit value, beginning of period..................    $104.70    $108.98
                                                     ========   ========
Unit value, end of period........................    $114.73    $104.70
                                                     ========   ========
Number of units outstanding, end of period (000's)         1        788
                                                     ========   ========

                      ALLIANCE INTERNATIONAL FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS: 134 B.P.

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------             SEPTEMBER 1, 1994*
                                                      1998       1997      1996               TO DECEMBER 31, 1995
                                                     --------  --------- ---------           -----------------------
Unit value, beginning of period..................    $107.92    $112.83   $104.15                     $100.00
                                                     ========  ========= =========                    ========
Unit value, end of period........................    $117.72    $107.92   $112.83                     $104.15
                                                     ========  ========= =========                    ========
Number of units outstanding, end of period (000's)       971        968       763                         141
                                                     ========  ========= =========                    ========

     ALLIANCE INTERNATIONAL FUND -- EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 93.00
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

     ALLIANCE INTERNATIONAL FUND -- EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 93.00
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

------------------
 *Date on which units were made available for sale.


                                     FSA-56

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):


          T. ROWE PRICE INTERNATIONAL STOCK FUND -- MOMENTUM CONTRACTS

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $109.49
                                                            =========
Number of units outstanding, end of period (000's)                 1
                                                            =========

   T. ROWE PRICE INTERNATIONAL STOCK FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 98.95
                                                            =========
Number of units outstanding, end of period (000's)                 3
                                                            =========

   T. ROWE PRICE INTERNATIONAL STOCK FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 99.11
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

   T. ROWE PRICE INTERNATIONAL STOCK FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 99.16
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

------------------
 *Date on which units were made available for sale.


                                     FSA-57

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):


                    T. ROWE PRICE INTERNATIONAL STOCK FUND -- EQUI-VEST SERIES 100 THROUGH 400 CONTRACTS

                                                           YEAR ENDED                MAY 1, 1997* TO
                                                       DECEMBER 31, 1998            DECEMBER 31, 1997
                                                     -----------------------      -----------------------
Unit value, beginning of period..................            $ 97.61                      $100.00
                                                            =========                     ========
Unit value, end of period........................            $109.49                      $ 97.61
                                                            =========                     ========
Number of units outstanding, end of period (000's)               671                          387
                                                            =========                     ========

                   T. ROWE PRICE INTERNATIONAL STOCK FUND --
                    EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                      TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 94.04
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

                    T. ROWE PRICE INTERNATIONAL STOCK FUND --
                    EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 94.15
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

        MORGAN STANLEY EMERGING MARKETS EQUITY FUND -- MOMENTUM CONTRACTS

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 57.18
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

MORGAN STANLEY EMERGING MARKETS EQUITY FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 86.23
                                                            =========
Number of units outstanding, end of period (000's)                 1
                                                            =========

------------------
 *Date on which units were made available for sale.

                                     FSA-58

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):


MORGAN STANLEY EMERGING MARKETS EQUITY FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 86.38
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

 MORGAN STANLEY EMERGING MARKETS EQUITY FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 86.42
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

            MORGAN STANLEY EMERGING MARKETS EQUITY FUND -- EQUI-VEST SERIES 100 THROUGH 400 CONTRACTS

                                                           YEAR ENDED              AUGUST 20, 1997* TO
                                                       DECEMBER 31, 1998            DECEMBER 31, 1997
                                                     -----------------------      -----------------------
Unit value, beginning of period..................            $ 79.41                      $100.00
                                                            =========                     ========
Unit value, end of period........................            $ 57.18                      $ 79.41
                                                            =========                     ========
Number of units outstanding, end of period (000's)               217                          109
                                                            =========                     ========

                 MORGAN STANLEY EMERGING MARKETS EQUITY FUND --
                    EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 81.40
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

------------------
 *Date on which units were made available for sale.


                                     FSA-59

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):

                 MORGAN STANLEY EMERGING MARKETS EQUITY FUND --
                    EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 81.49
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

                              ALLIANCE AGGRESSIVE STOCK FUND -- EQUI-VEST/MOMENTUM** CONTRACTS

                                                                     YEARS ENDED DECEMBER 31,
                                    -------------------------------------------------------------------------------------------
                                      1998     1997      1996     1995     1994     1993      1992     1991     1990      1989
                                    -------- -------- --------- -------- -------- -------- --------- -------- -------- ---------
Unit value, beginning of period.     $90.75    $82.91   $68.73   $52.88   $55.68    $48.30   $50.51   $27.36   $25.86    $18.09
                                    ======== ======== ========= ======== ======== ========= ======== ======== ======== =========
Unit value, end of period.......     $89.92    $90.75   $82.91   $68.73   $52.88    $55.68   $48.30   $50.51   $27.36    $25.86
                                    ======== ======== ========= ======== ======== ========= ======== ======== ======== =========
Number of EQUI-VEST units
   outstanding, end of
   period (000's)...............     25,634    28,030   27,945   25,821   24,787    21,496   17,986   12,962    9,545     8,134
                                    ======== ======== ========= ======== ======== ========= ======== ======== ======== =========
Number of Momentum units
   outstanding, end of
   period (000's)...............      1,401     1,437    1,281      969      620       258
                                    ======== ======== ========= ======== ======== =========
                           ALLIANCE AGGRESSIVE STOCK FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                                 YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------    SEPTEMBER 9, 1993*
                                                      1998       1997      1996      1995      1994      TO DECEMBER 31, 1993
                                                     --------  ---------  --------  --------  --------  -----------------------
Unit value, beginning of period..................    $171.96    $157.31   $130.50   $100.49   $105.90           $100.00
                                                     ========  ========= =========  ========  ========          ========
Unit value, end of period........................    $170.12    $171.96   $157.31   $130.50   $100.49           $105.90
                                                     ========  ========= =========  ========  ========          ========
Number of units outstanding, end of period (000's)     1,098      1,220     1,070       718       350                12
                                                     ========  ========= =========  ========  ========          ========

------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.


                                     FSA-60

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):

                            ALLIANCE AGGRESSIVE STOCK FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                         YEARS ENDED
                                                         DECEMBER 31,
                                                     --------------------                SEPTEMBER 1, 1996*
                                                      1998       1997                   TO DECEMBER 31, 1996
                                                     --------   --------               ------------------------
Unit value, beginning of period..................    $137.72    $125.54                        $100.00
                                                     ========   ========                      =========
Unit value, end of period........................    $136.73    $137.72                        $125.54
                                                     ========   ========                      =========
Number of units outstanding, end of period (000's)        37         35                            109
                                                     ========   ========                      =========

       ALLIANCE AGGRESSIVE STOCK FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.

                                                         YEARS ENDED
                                                         DECEMBER 31,
                                                     -------------------
                                                      1998       1997
                                                     --------   --------
Unit value, beginning of period..................    $119.41    $108.74
                                                     ========   ========
Unit value, end of period........................    $118.68    $119.41
                                                     ========   ========
Number of units outstanding, end of period (000's)         8          7
                                                     ========   ========

                     ALLIANCE AGGRESSIVE STOCK FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS: 135 B.P.

                                                           YEARS ENDED DECEMBER 31,
                                                     --------------------------------------               JANUARY 3, 1994*
                                                      1998       1997      1996      1995               TO DECEMBER 31, 1994
                                                     --------  --------- ---------  --------           -----------------------
Unit value, beginning of period..................    $163.33    $149.41   $123.95   $ 95.45                     $100.00
                                                     ========  ========= =========  ========                    ========
Unit value, end of period........................    $161.59    $163.33   $149.41   $123.95                     $ 95.45
                                                     ========  ========= =========  ========                    ========
Number of units outstanding, end of period (000's)     3,342      3,226     2,468     1,310                         664
                                                     ========  ========= =========  ========                    ========

   ALLIANCE AGGRESSIVE STOCK FUND -- EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 90.25
                                                            =========
Number of units outstanding, end of period (000's)                 1
                                                            =========
   ALLIANCE AGGRESSIVE STOCK FUND -- EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 90.25
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========
------------------
 *Date on which units were made available for sale.

                                     FSA-61

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):


          WARBURG PINCUS SMALL COMPANY VALUE FUND -- MOMENTUM CONTRACTS

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $104.82
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

  WARBURG PINCUS SMALL COMPANY VALUE FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 83.08
                                                            =========
Number of units outstanding, end of period (000's)                 2
                                                            =========

  WARBURG PINCUS SMALL COMPANY VALUE FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 83.22
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

   WARBURG PINCUS SMALL COMPANY VALUE FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 83.26
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

------------------
 *Date on which units were made available for sale.


                                     FSA-62

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):

                   WARBURG PINCUS SMALL COMPANY VALUE FUND -- EQUI-VEST SERIES 100 THROUGH 400 CONTRACTS

                                                           YEAR ENDED                MAY 1, 1997* TO
                                                       DECEMBER 31, 1998            DECEMBER 31, 1997
                                                     -----------------------    ---------------------------
Unit value, beginning of period..................            $118.06                     $100.00
                                                            =========                    ========
Unit value, end of period........................            $104.82                     $118.06
                                                            =========                    ========
Number of units outstanding, end of period (000's)               859                         577
                                                            =========                    ========

                   WARBURG PINCUS SMALL COMPANY VALUE FUND --
                    EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 82.78
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

                   WARBURG PINCUS SMALL COMPANY VALUE FUND --
                    EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 82.88
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

                        ALLIANCE SMALL CAP GROWTH FUND -- MOMENTUM CONTRACTS

                                                           YEAR ENDED                MAY 1, 1997* TO
                                                       DECEMBER 31, 1998            DECEMBER 31, 1997
                                                     -----------------------    ---------------------------
Unit value, beginning of period..................            $125.55                     $100.00
                                                            =========                    ========
Unit value, end of period........................            $118.57                     $125.55
                                                            =========                    ========
Number of units outstanding, end of period (000's)                27                           6
                                                            =========                    ========

------------------
 *Date on which units were made available for sale.


                                     FSA-63

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):

                            ALLIANCE SMALL CAP GROWTH FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                           YEAR ENDED                MAY 1, 1997* TO
                                                       DECEMBER 31, 1998            DECEMBER 31, 1997
                                                     -----------------------    ---------------------------
Unit value, beginning of period..................            $125.54                     $100.00
                                                            =========                    ========
Unit value, end of period........................            $118.55                     $125.54
                                                            =========                    ========
Number of units outstanding, end of period (000's)                41                           8
                                                            =========                    ========

       ALLIANCE SMALL CAP GROWTH FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                          JULY 13, 1998*
                                                         DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $119.25
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

       ALLIANCE SMALL CAP GROWTH FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.

                                                          JULY 13, 1998*
                                                         DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $119.45
                                                            =========
Number of units outstanding, end of period (000's)                 1
                                                            =========

                   ALLIANCE SMALL CAP GROWTH FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                           YEAR ENDED                MAY 1, 1997* TO
                                                       DECEMBER 31, 1998            DECEMBER 31, 1997
                                                     -----------------------    ---------------------------
Unit value, beginning of period..................            $125.55                     $100.00
                                                            =========                    ========
Unit value, end of period........................            $118.57                     $125.55
                                                            =========                    ========
Number of units outstanding, end of period (000's)             1,101                         488
                                                            =========                    ========

   ALLIANCE SMALL CAP GROWTH FUND -- EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 86.93
                                                            =========
Number of units outstanding, end of period (000's)                 1
                                                            =========

------------------
 *Date on which units were made available for sale.

                                     FSA-64

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):


   ALLIANCE SMALL CAP GROWTH FUND -- EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 86.94
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

            MFS EMERGING GROWTH COMPANIES FUND -- MOMENTUM CONTRACTS

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $161.04
                                                            =========
Number of units outstanding, end of period (000's)                 5
                                                            =========

     MFS EMERGING GROWTH COMPANIES FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $107.73
                                                            =========
Number of units outstanding, end of period (000's)                 7
                                                            =========

     MFS EMERGING GROWTH COMPANIES FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $107.91
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

     MFS EMERGING GROWTH COMPANIES FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $107.96
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

------------------
 *Date on which units were made available for sale.


                                     FSA-65

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):

              MFS EMERGING GROWTH COMPANIES FUND -- EQUI-VEST SERIES 100 THROUGH 400 CONTRACTS

                                                           YEAR ENDED                MAY 1, 1997* TO
                                                       DECEMBER 31, 1998            DECEMBER 31, 1997
                                                     -----------------------    ---------------------------
Unit value, beginning of period..................            $121.34                     $100.00
                                                            =========                    ========
Unit value, end of period........................            $161.04                     $121.34
                                                            =========                    ========
Number of units outstanding, end of period (000's)             1,090                         256
                                                            =========                    ========

 MFS EMERGING GROWTH COMPANIES FUND -- EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $103.41
                                                            =========
Number of units outstanding, end of period (000's)                 1
                                                            =========

 MFS EMERGING GROWTH COMPANIES FUND -- EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $103.53
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

                          ALLIANCE CONSERVATIVE INVESTORS FUND -- MOMENTUM CONTRACTS

                                                           YEARS ENDED DECEMBER 31,
                                                     --------------------------------------                 JUNE 1, 1994*
                                                      1998       1997      1996      1995               TO DECEMBER 31, 1994
                                                     --------  --------- ---------  --------           -----------------------
Unit value, beginning of period..................    $130.98    $117.25   $112.97   $ 95.10                     $100.00
                                                     ========  ========= =========  ========                    ========
Unit value, end of period........................    $147.17    $130.98   $117.25   $112.97                     $ 95.10
                                                     ========  ========= =========  ========                    ========
Number of units outstanding, end of period (000's)        24         22        18        11                           3
                                                     ========  ========= =========  ========                    ========

------------------
 *Date on which units were made available for sale.


                                     FSA-66

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):

                         ALLIANCE CONSERVATIVE INVESTORS FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                                 YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------    SEPTEMBER 9, 1993*
                                                      1998       1997      1996      1995      1994      TO DECEMBER 31, 1993
                                                     --------  ---------  --------  --------  --------  -----------------------
Unit value, beginning of period..................    $128.45    $114.99   $110.81   $ 93.29   $ 98.60           $100.00
                                                     ========  ========= =========  ========  ========          ========
Unit value, end of period........................    $144.30    $128.45   $114.99   $110.81   $ 93.29           $ 98.60
                                                     ========  ========= =========  ========  ========          ========
Number of units outstanding, end of period (000's)       121        125       136       129        92                10
                                                     ========  ========= =========  ========  ========          ========

                         ALLIANCE CONSERVATIVE INVESTORS FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                         YEARS ENDED
                                                          DECEMBER 31,
                                                     --------------------                SEPTEMBER 1, 1996*
                                                      1998       1997                   TO DECEMBER 31, 1996
                                                     --------   --------               ------------------------
Unit value, beginning of period..................    $122.71    $109.47                        $100.00
                                                     ========   ========                      =========
Unit value, end of period........................    $138.35    $122.71                        $109.47
                                                     ========   ========                      =========
Number of units outstanding, end of period (000's)         4          5                              5
                                                     ========   ========                      =========

                  ALLIANCE CONSERVATIVE INVESTORS FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS: 134 B.P.

                                                                 YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------
                                                      1998       1997      1996      1995      1994
                                                     --------  --------- ---------  --------  --------
Unit value, beginning of period..................    $130.98    $117.25   $112.97   $ 95.10   $100.00
                                                     ========  ========= =========  ========  ========
Unit value, end of period........................    $147.17    $130.98   $117.25   $112.97   $ 95.10
                                                     ========  ========= =========  ========  ========
Number of units outstanding, end of period (000's)       661        553       567       491       325
                                                     ========  ========= =========  ========  ========

ALLIANCE CONSERVATIVE INVESTORS FUND -- EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $102.74
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

ALLIANCE CONSERVATIVE INVESTORS FUND -- EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $102.74
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

------------------
 *Date on which units were made available for sale.


                                     FSA-67

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):


                  EQ/PUTNAM BALANCED FUND -- MOMENTUM CONTRACTS

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $125.16
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

          EQ/PUTNAM BALANCED FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $101.67
                                                            =========
Number of units outstanding, end of period (000's)                 1
                                                            =========

          EQ/PUTNAM BALANCED FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $101.84
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

           EQ/PUTNAM BALANCED FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $101.89
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

------------------
 *Date on which units were made available for sale.


                                     FSA-68

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):


                           EQ/PUTNAM BALANCED FUND -- EQUI-VEST SERIES 100 THROUGH 400 CONTRACTS

                                                           YEAR ENDED                MAY 1, 1997* TO
                                                       DECEMBER 31, 1998            DECEMBER 31, 1997
                                                     -----------------------    ---------------------------
Unit value, beginning of period..................            $113.46                     $100.00
                                                            =========                    ========
Unit value, end of period........................            $125.16                     $113.46
                                                            =========                    ========
Number of units outstanding, end of period (000's)               275                         109
                                                            =========                    ========

       EQ/PUTNAM BALANCED FUND -- EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $101.05
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

       EQ/PUTNAM BALANCED FUND -- EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $101.17
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

                                  ALLIANCE GROWTH INVESTORS FUND -- MOMENTUM CONTRACTS

                                                           YEARS ENDED DECEMBER 31,
                                                     --------------------------------------                 JUNE 1, 1994*
                                                      1998       1997      1996      1995               TO DECEMBER 31, 1994
                                                     --------  --------- ---------  --------           -----------------------
Unit value, beginning of period..................    $153.69    $133.40   $120.08   $ 96.31                     $100.00
                                                     ========  ========= =========  ========                    ========
Unit value, end of period........................    $180.63    $153.69   $133.40   $120.08                     $ 96.31
                                                     ========  ========= =========  ========                    ========
Number of units outstanding, end of period (000's)       159        147       110        57                          10
                                                     ========  ========= =========  ========                    ========

------------------
 *Date on which units were made available for sale.


                                     FSA-69

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):


                            ALLIANCE GROWTH INVESTORS FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                                 YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------    SEPTEMBER 9, 1993*
                                                      1998       1997      1996      1995      1994      TO DECEMBER 31, 1993
                                                     --------  ---------  --------  --------  --------  -----------------------
Unit value, beginning of period..................    $155.46    $134.95   $121.49   $ 97.45   $101.99           $100.00
                                                     ========  ========= =========  ========  ========          ========
Unit value, end of period........................    $182.69     155.46   $134.95   $121.49   $ 97.45           $101.99
                                                     ========  ========= =========  ========  ========          ========
Number of units outstanding, end of period (000's)       509        553       508       375       188                13
                                                     ========  ========= =========  ========  ========          ========

                            ALLIANCE GROWTH INVESTORS FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                         YEARS ENDED
                                                         DECEMBER 31,
                                                     -------------------                 SEPTEMBER 1, 1996*
                                                      1998       1997                   TO DECEMBER 31, 1996
                                                     --------   --------               ------------------------
Unit value, beginning of period..................    $135.20    $116.95                        $100.00
                                                     ========   ========                      =========
Unit value, end of period........................    $159.46    $135.20                        $116.95
                                                     ========   ========                      =========
Number of units outstanding, end of period (000's)        15         14                             15
                                                     ========   ========                      =========

       ALLIANCE GROWTH INVESTORS FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.

                                                         YEARS ENDED
                                                         DECEMBER 31,
                                                     -------------------
                                                      1998       1997
                                                     --------   --------
Unit value, beginning of period..................    $126.72    $109.51
                                                     ========   ========
Unit value, end of period........................    $149.61    $126.72
                                                     ========   ========
Number of units outstanding, end of period (000's)         2          1
                                                     ========   ========

                     ALLIANCE GROWTH INVESTORS FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS: 134 B.P.

                                                           YEARS ENDED DECEMBER 31,
                                                     --------------------------------------               JANUARY 1, 1994*
                                                      1998       1997      1996      1995               TO DECEMBER 31, 1994
                                                     --------  --------- ---------  --------           -----------------------
Unit value, beginning of period..................    $153.69    $133.40   $120.08   $ 96.31                     $100.00
                                                     ========  ========= =========  ========                    ========
Unit value, end of period........................    $180.63    $153.69   $133.40   $120.08                     $ 96.31
                                                     ========  ========= =========  ========                    ========
Number of units outstanding, end of period (000's)     3,962      3,704     3,325     2,113                       1,023
                                                     ========  ========= =========  ========                    ========

   ALLIANCE GROWTH INVESTORS FUND -- EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $101.93
                                                            =========
Number of units outstanding, end of period (000's)                 1
                                                            =========

------------------
 *Date on which units were made available for sale.


                                     FSA-70

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):

   ALLIANCE GROWTH INVESTORS FUND -- EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $101.93
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

                                 ALLIANCE BALANCED FUND -- EQUI-VEST/MOMENTUM** CONTRACTS

                                                                   YEARS ENDED DECEMBER 31,
                                    ----------------------------------------------------------------------------------------
                                      1998    1997      1996     1995     1994      1993     1992     1991    1990    1989
                                    ------- --------  -------- -------- --------  -------- -------  ------- -------- -------
Unit value, beginning of period.    $38.66   $34.06    $30.92   $26.18   $28.85    $26.04  $27.17   $19.40   $19.69  $15.80
                                    ======= ========  ======== ======== ========  ======== =======  ======= ======== =======
Unit value, end of period.......    $45.07   $38.66    $34.06   $30.92   $26.18    $28.85  $26.04   $27.17   $19.40  $19.69
                                    ======= ========  ======== ======== ========  ======== =======  ======= ======== =======
Number of EQUI-VEST units
   outstanding, end of
   period (000's)...............    24,361   26,036    28,319   30,212   32,664    31,259  25,975   21,100   19,423  16,810
                                    ======= ========  ======== ======== ========  ======== =======  ======= ======== =======
Number of Momentum units
   outstanding, end of
   period (000's)...............       986    1,052     1,057      957      776       348
                                    ======= ========  ======== ======== ========  ========

                                ALLIANCE BALANCED FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                                 YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------    SEPTEMBER 9, 1993*
                                                      1998       1997      1996      1995      1994      TO DECEMBER 31, 1993
                                                     --------  ---------  --------  --------  --------  -----------------------
Unit value, beginning of period..................    $136.14    $120.01   $108.95   $ 92.22   $101.63           $100.00
                                                     ========  ========= =========  ========  ========          ========
Unit value, end of period........................    $158.63    $136.14   $120.01   $108.95   $ 92.22           $101.63
                                                     ========  ========= =========  ========  ========          ========
Number of units outstanding, end of period (000's)       375        439       417       336       188                 9
                                                     ========  ========= =========  ========  ========          ========

                                ALLIANCE BALANCED FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                         YEARS ENDED
                                                         DECEMBER 31,
                                                     --------------------               SEPTEMBER 1, 1996*
                                                      1998       1997                   TO DECEMBER 31, 1996
                                                     --------   --------               ------------------------
Unit value, beginning of period..................    $129.97    $114.16                        $100.00
                                                     ========   ========                      =========
Unit value, end of period........................    $151.97    $129.97                        $114.16
                                                     ========   ========                      =========
Number of units outstanding, end of period (000's)        11         10                             48
                                                     ========   ========                      =========

------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.


                                     FSA-71

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):


           ALLIANCE BALANCED FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.

                                                         YEARS ENDED
                                                        DECEMBER 31,
                                                     -------------------
                                                      1998       1997
                                                     --------   --------
Unit value, beginning of period..................    $122.68    $100.00
                                                     ========   ========
Unit value, end of period........................    $143.60    $122.68
                                                     ========   ========
Number of units outstanding, end of period (000's)         1          1
                                                     ========   ========

                         ALLIANCE BALANCED FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS: 135 B.P.

                                                           YEARS ENDED DECEMBER 31,
                                                     --------------------------------------               JANUARY 3, 1994*
                                                      1998       1997      1996      1995               TO DECEMBER 31, 1994
                                                     --------  --------- ---------  --------           -----------------------
Unit value, beginning of period..................    $135.29    $119.26   $108.26   $ 91.64                     $100.00
                                                     ========  ========= =========  ========                    ========
Unit value, end of period........................    $157.63    $135.29   $119.26   $108.26                     $ 91.64
                                                     ========  ========= =========  ========                    ========
Number of units outstanding, end of period (000's)       752        655       548       386                         289
                                                     ========  ========= =========  ========                    ========

       ALLIANCE BALANCED FUND -- EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $102.39
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

       ALLIANCE BALANCED FUND -- EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $102.39
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

------------------
 *Date on which units were made available for sale.


                                     FSA-72

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):


             MERRILL LYNCH WORLD STRATEGY FUND -- MOMENTUM CONTRACTS

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $109.37
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

     MERRILL LYNCH WORLD STRATEGY FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 96.28
                                                            =========
Number of units outstanding, end of period (000's)                 1
                                                            =========

     MERRILL LYNCH WORLD STRATEGY FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 96.44
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

      MERRILL LYNCH WORLD STRATEGY FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 96.49
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

------------------
 *Date on which units were made available for sale.


                                     FSA-73

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Concluded):


                      MERRILL LYNCH WORLD STRATEGY FUND -- EQUI-VEST SERIES 100 THROUGH 400 CONTRACTS

                                                           YEAR ENDED                MAY 1, 1997* TO
                                                       DECEMBER 31, 1998            DECEMBER 31, 1997
                                                     -----------------------    ---------------------------
Unit value, beginning of period..................            $103.77                     $100.00
                                                            =========                    ========
Unit value, end of period........................            $109.37                     $103.77
                                                            =========                    ========
Number of units outstanding, end of period (000's)                84                          52
                                                            =========                    ========

  MERRILL LYNCH WORLD STRATEGY FUND -- EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 94.86
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

  MERRILL LYNCH WORLD STRATEGY FUND -- EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 94.96
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

------------------
 *Date on which units were made available for sale.


                                     FSA-74

                        Report of Independent Accountants


To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

As discussed in Note 2 to the consolidated financial statements, Equitable Life changed its method of accounting for long-lived assets in 1996.




/s/PricewaterhouseCoopers LLP
-----------------------------
PricewaterhouseCoopers LLP
New York, New York
February 8, 1999

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 1998 AND 1997

                                                                                    1998                 1997
                                                                              -----------------    -----------------
                                                                                          (In Millions)
ASSETS
Investments:
  Fixed maturities:
    Available for sale, at estimated fair value.............................   $    18,993.7        $    19,630.9
    Held to maturity, at amortized cost.....................................           125.0                  -
  Mortgage loans on real estate.............................................         2,809.9              2,611.4
  Equity real estate........................................................         1,676.9              2,495.1
  Policy loans..............................................................         2,086.7              2,422.9
  Other equity investments..................................................           713.3                951.5
  Investment in and loans to affiliates.....................................           928.5                731.1
  Other invested assets.....................................................           808.2                612.2
                                                                              -----------------    -----------------
      Total investments.....................................................        28,142.2             29,455.1
Cash and cash equivalents...................................................         1,245.5                300.5
Deferred policy acquisition costs...........................................         3,563.8              3,236.6
Amounts due from discontinued operations....................................             2.7                572.8
Other assets................................................................         3,051.9              2,687.4
Closed Block assets.........................................................         8,632.4              8,566.6
Separate Accounts assets....................................................        43,302.3             36,538.7
                                                                              -----------------    -----------------

Total Assets................................................................   $    87,940.8        $    81,357.7
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................   $    20,889.7        $    21,579.5
Future policy benefits and other policyholders' liabilities.................         4,694.2              4,553.8
Short-term and long-term debt...............................................         1,181.7              1,716.7
Other liabilities...........................................................         3,474.3              3,267.2
Closed Block liabilities....................................................         9,077.0              9,073.7
Separate Accounts liabilities...............................................        43,211.3             36,306.3
                                                                              -----------------    -----------------
      Total liabilities.....................................................        82,528.2             76,497.2
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 11, 13, 14, 15 and 16)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         3,110.2              3,105.8
Retained earnings...........................................................         1,944.1              1,235.9
Accumulated other comprehensive income......................................           355.8                516.3
                                                                              -----------------    -----------------
      Total shareholder's equity............................................         5,412.6              4,860.5
                                                                              -----------------    -----------------

Total Liabilities and Shareholder's Equity..................................   $    87,940.8        $    81,357.7
                                                                              =================    =================


                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

                                                                      1998               1997               1996
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)
REVENUES
Universal life and investment-type product policy fee
  income......................................................   $    1,056.2       $       950.6      $       874.0
Premiums......................................................          588.1               601.5              597.6
Net investment income.........................................        2,228.1             2,282.8            2,203.6
Investment gains (losses), net................................          100.2               (45.2)              (9.8)
Commissions, fees and other income............................        1,503.0             1,227.2            1,081.8
Contribution from the Closed Block............................           87.1               102.5              125.0
                                                                -----------------  -----------------  -----------------

      Total revenues..........................................        5,562.7             5,119.4            4,872.2
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Interest credited to policyholders' account balances..........        1,153.0             1,266.2            1,270.2
Policyholders' benefits.......................................        1,024.7               978.6            1,317.7
Other operating costs and expenses............................        2,201.2             2,203.9            2,075.7
                                                                -----------------  -----------------  -----------------

      Total benefits and other deductions.....................        4,378.9             4,448.7            4,663.6
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes, minority interest and cumulative
  effect of accounting change.................................        1,183.8               670.7              208.6
Federal income taxes..........................................          353.1                91.5                9.7
Minority interest in net income of consolidated subsidiaries..          125.2                54.8               81.7
                                                                -----------------  -----------------  -----------------
Earnings from continuing operations before cumulative
  effect of accounting change.................................          705.5               524.4              117.2
Discontinued operations, net of Federal income taxes..........            2.7               (87.2)             (83.8)
Cumulative effect of accounting change, net of Federal
  income taxes................................................            -                   -                (23.1)
                                                                -----------------  -----------------  -----------------

Net Earnings..................................................   $      708.2       $       437.2      $        10.3
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

                                                                      1998               1997               1996
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)
Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                -----------------  -----------------  -----------------

Capital in excess of par value, beginning of year.............        3,105.8             3,105.8            3,105.8
Additional capital in excess of par value.....................            4.4                 -                  -
                                                                -----------------  -----------------  -----------------
Capital in excess of par value, end of year...................        3,110.2             3,105.8            3,105.8

Retained earnings, beginning of year..........................        1,235.9               798.7              788.4
Net earnings..................................................          708.2               437.2               10.3
                                                                -----------------  -----------------  -----------------
Retained earnings, end of year................................        1,944.1             1,235.9              798.7
                                                                -----------------  -----------------  -----------------

Accumulated other comprehensive income,
  beginning of year...........................................          516.3               177.0              361.4
Other comprehensive income....................................         (160.5)              339.3             (184.4)
                                                                -----------------  -----------------  -----------------
Accumulated other comprehensive income, end of year...........          355.8               516.3              177.0
                                                                -----------------  -----------------  -----------------

Total Shareholder's Equity, End of Year.......................   $    5,412.6       $     4,860.5      $     4,084.0
                                                                =================  =================  =================

COMPREHENSIVE INCOME
Net earnings..................................................   $      708.2       $       437.2      $        10.3
                                                                -----------------  -----------------  -----------------
Change in unrealized gains (losses), net of reclassification
  adjustment..................................................         (149.5)              343.7             (206.6)
Minimum pension liability adjustment..........................          (11.0)               (4.4)              22.2
                                                                -----------------  -----------------  -----------------
Other comprehensive income....................................         (160.5)              339.3             (184.4)
                                                                -----------------  -----------------  -----------------
Comprehensive Income..........................................   $      547.7       $       776.5      $      (174.1)
                                                                =================  =================  =================


                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

                                                                      1998               1997               1996
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)
Net earnings..................................................   $      708.2       $       437.2      $        10.3
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances........        1,153.0             1,266.2            1,270.2
  Universal life and investment-type product
    policy fee income.........................................       (1,056.2)             (950.6)            (874.0)
  Investment (gains) losses...................................         (100.2)               45.2                9.8
  Change in Federal income tax payable........................          123.1               (74.4)            (197.1)
  Other, net..................................................         (324.9)              169.4              330.2
                                                                -----------------  -----------------  -----------------

Net cash provided by operating activities.....................          503.0               893.0              549.4
                                                                -----------------  -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments...................................        2,289.0             2,702.9            2,275.1
  Sales.......................................................       16,972.1            10,385.9            8,964.3
  Purchases...................................................      (18,578.5)          (13,205.4)         (12,559.6)
  Decrease (increase) in short-term investments...............          102.4              (555.0)             450.3
  Decrease in loans to discontinued operations................          660.0               420.1            1,017.0
  Sale of subsidiaries........................................            -                 261.0                -
  Other, net..................................................         (341.8)             (612.6)            (281.0)
                                                                -----------------  -----------------  -----------------

Net cash provided (used) by investing activities..............        1,103.2              (603.1)            (133.9)
                                                                -----------------  -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................        1,508.1             1,281.7            1,925.4
    Withdrawals...............................................       (1,724.6)           (1,886.8)          (2,385.2)
  Net (decrease) increase in short-term financings............         (243.5)              419.9                (.3)
  Repayments of long-term debt................................          (24.5)             (196.4)            (124.8)
  Payment of obligation to fund accumulated deficit of
    discontinued operations...................................          (87.2)              (83.9)               -
  Other, net..................................................          (89.5)              (62.7)             (66.5)
                                                                -----------------  -----------------  -----------------

Net cash used by financing activities.........................         (661.2)             (528.2)            (651.4)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................          945.0              (238.3)            (235.9)
Cash and cash equivalents, beginning of year..................          300.5               538.8              774.7
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $    1,245.5       $       300.5      $       538.8
                                                                =================  =================  =================

Supplemental cash flow information
  Interest Paid...............................................   $      130.7       $       217.1      $       109.9
                                                                =================  =================  =================
  Income Taxes Paid (Refunded)................................   $      254.3       $       170.0      $       (10.0)
                                                                =================  =================  =================

                See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


 1)     ORGANIZATION

        The Equitable Life Assurance Society of the United States ("Equitable Life") is a wholly owned subsidiary of The Equitable Companies Incorporated (the "Holding Company"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiaries, Equitable of Colorado ("EOC"), and, prior to December 31, 1996, Equitable Variable Life Insurance Company ("EVLICO"). Effective January 1, 1997, EVLICO was merged into Equitable Life, which continues to conduct the Company's insurance business. Equitable Life's investment management business, which comprises the Investment Services segment, is conducted principally by Alliance Capital Management L.P. ("Alliance"), in which Equitable Life has a 57.7% ownership interest, and Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate in which Equitable Life has a 32.5% ownership interest. AXA ("AXA"), a French holding company for an international group of insurance and related financial services companies, is the Holding Company's largest shareholder, owning approximately 58.5% at December 31, 1998 (53.4% if all securities convertible into, and options on, common stock were to be converted or exercised).

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment includes Alliance, the results of DLJ which are accounted for on an equity basis, and, through June 10, 1997, Equitable Real Estate Investment Management, Inc. ("EREIM"), a real estate investment management subsidiary which was sold. Alliance provides diversified investment fund management services to a variety of institutional clients, including pension funds, endowments, and foreign financial institutions, as well as to individual investors, principally through a broad line of mutual funds. This segment includes institutional Separate Accounts which provide various investment options for large group pension clients, primarily deferred benefit contribution plans, through pooled or single group accounts. DLJ's businesses include securities underwriting, sales and trading, merchant banking, financial advisory services, investment research, venture capital, correspondent brokerage services, online interactive brokerage services and asset management. DLJ serves institutional, corporate, governmental and individual clients both domestically and internationally. EREIM provided real estate investment management services, property management services, mortgage servicing and loan asset management, and agricultural investment management.

 2)     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation

        The accompanying consolidated financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        The accompanying consolidated financial statements include the accounts of Equitable Life and its wholly owned life insurance subsidiary (collectively, the "Insurance Group"); non-insurance subsidiaries, principally Alliance and EREIM (see Note 5); and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest (collectively, including its consolidated subsidiaries, the "Company"). The Company's investment in DLJ is reported on the equity basis of accounting. Closed Block assets, liabilities and results of operations are presented in the consolidated financial statements as single line items (see Note 7). Unless specifically stated, all other footnote disclosures contained herein exclude the Closed Block related amounts.

        All significant intercompany transactions and balances except those with the Closed Block and discontinued operations (see Note 8) have been eliminated in consolidation. The years "1998," "1997" and "1996" refer to the years ended December 31, 1998, 1997 and 1996, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 1998 presentation.

        Closed Block

        On July 22, 1992, Equitable Life established the Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Discontinued Operations

        Discontinued operations include the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities") and the Guaranteed Interest Contract ("GIC") lines of business. An allowance was established for the premium deficiency reserve for Wind-Up Annuities and estimated future losses of the GIC line of business. Management reviews the adequacy of the allowance each quarter and believes the allowance for future losses at December 31, 1998 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of Discontinued Operations Investment Assets. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result (see Note 8).

        Accounting Changes

        In June 1997, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 131, "Disclosures about Segments of an Enterprise and Related Information". SFAS No. 131 establishes standards for public companies to report information about operating segments in annual and interim financial statements issued to shareholders. It also specifies related disclosure requirements for products and services, geographic areas and major customers. Generally, financial information must be reported using the basis management uses to make operating decisions and to evaluate business performance. The Company implemented SFAS No. 131 effective December 31, 1998 and continues to identify two operating segments to reflect its major businesses: Insurance and Investment Services. While the segment descriptions are the same as those previously reported, certain amounts have been reattributed between the two reportable segments. Prior period comparative segment information has been restated.

        In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use," which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage. The Company applied the provisions of SOP 98-1 prospectively effective January 1, 1998. The adoption of SOP 98-1 did not have a material impact on the Company's consolidated financial statements. Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

        The Company implemented SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of," as of January 1, 1996. SFAS No. 121 requires long-lived assets and certain identifiable intangibles be reviewed for impairment whenever events or changes in circumstances indicate the carrying value of such assets may not be recoverable. Effective with SFAS No. 121's adoption, impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Before implementing SFAS No. 121, valuation allowances on real estate held for the production of income were computed using the forecasted cash flows of the respective properties discounted at a rate equal to the Company's cost of funds. Adoption of the statement resulted in the release of valuation allowances of $152.4 million and recognition of impairment losses of $144.0 million on real estate held for production of income. Real estate which management intends to sell or abandon is classified as real estate held for sale. Valuation allowances on real estate held for sale continue to be computed using the lower of depreciated cost or estimated fair value, net of disposition costs. Initial adoption of the impairment requirements of SFAS No. 121 to other assets to be disposed of resulted in a charge for the cumulative effect of an accounting change of $23.1 million, net of a Federal income tax benefit of $12.4 million, due to the writedown to fair value of building improvements relating to facilities vacated in 1996.

        New Accounting Pronouncements

        In October 1998, the FASB issued SFAS No. 134, "Accounting for Mortgage-Backed Securities Retained after the Securitization of Mortgage Loans Held for Sale by a Mortgage Banking Enterprise," which amends existing  accounting and reporting  standards for certain  activities of mortgage banking enterprises and other enterprises that conduct operations that are substantially similar to the primary operations of a mortgage banking enterprise. This statement is effective for the first fiscal quarter beginning after December 15, 1998. This statement is not expected to have a material impact on the Company's consolidated financial statements.

        In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," which establishes accounting and reporting standards for derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. It requires all derivatives to be recognized on the balance sheet at fair value. The accounting for changes in the fair value of a derivative depends on its intended use. Derivatives not used in hedging activities must be adjusted to fair value through earnings. Changes in the fair value of derivatives used in hedging activities will, depending on the nature of the hedge, either be offset in earnings against the change in fair value of the hedged item attributable to the risk being hedged or recognized in other comprehensive income until the hedged item affects earnings. For all hedging activities, the ineffective portion of a derivative's change in fair value will be immediately recognized in earnings.

        SFAS No. 133 requires adoption in fiscal years beginning after June 15, 1999 and permits early adoption as of the beginning of any fiscal quarter following issuance of the statement. Retroactive application to financial statements of prior periods is prohibited. The Company expects to adopt SFAS No. 133 effective January 1, 2000. Adjustments resulting from initial adoption of the new requirements will be reported in a manner similar to the cumulative effect of a change in accounting principle and will be reflected in net income or accumulated other comprehensive income based upon existing hedging relationships, if any. Management currently is assessing the impact of adoption. However, Alliance's adoption is not expected to have a significant impact on the Company's consolidated balance sheet or statement of earnings. Also, since most of DLJ's derivatives are carried at fair values, the Company's consolidated earnings and financial position are not expected to be significantly affected by DLJ's adoption of the new requirements.

        In late 1998, the AICPA issued SOP 98-7, "Deposit Accounting: Accounting for Insurance and Reinsurance Contracts that Do Not Transfer Insurance Risk". This SOP, effective for fiscal years beginning after June 15, 1999, provides guidance to both the insured and insurer on how to apply the deposit method of accounting when it is required for insurance and reinsurance contracts that do not transfer insurance risk. The SOP does not address or change the requirements as to when deposit accounting should be applied. SOP 98-7 applies to all entities and all insurance and reinsurance contracts that do not transfer insurance risk except for long-duration life and health insurance contracts. This SOP is not expected to have a material impact on the Company's consolidated financial statements.

        In December 1997, the AICPA issued SOP 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". SOP 97-3 provides guidance for assessments related to insurance activities and requirements for disclosure of certain information. SOP 97-3 is effective for financial statements issued for periods beginning after December 31, 1998. Restatement of previously issued financial statements is not required. SOP 97-3 is not expected to have a material impact on the Company's consolidated financial statements.

        Valuation of Investments

        Fixed maturities identified as available for sale are reported at estimated fair value. Fixed maturities, which the Company has both the ability and the intent to hold to maturity, are stated principally at amortized cost. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Valuation allowances are netted against the asset categories to which they apply.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

        Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale. Prior to the adoption of SFAS No. 121, valuation allowances on real estate held for production of income were computed using the forecasted cash flows of the respective properties discounted at a rate equal to the Company's cost of funds.

        Policy loans are stated at unpaid principal balances.

        Partnerships and joint venture interests in which the Company does not have control or a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Common stocks are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains, Net and Unrealized Investment Gains (Losses)

        Net investment income and realized investment gains (losses) (collectively, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are reflected as interest credited to policyholders' account balances.

        Realized   investment   gains   (losses)  are   determined  by  specific
        identification and are presented as a component of revenue. Changes in valuation allowances are included in investment gains (losses).

        Unrealized investment gains and losses on equity securities and fixed maturities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to discontinued operations, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Recognition of Insurance Income and Related Expenses

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        Deferred Policy Acquisition Costs

        The costs of acquiring new business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group (periods ranging from 25 to 35 years and 5 to 17 years, respectively) as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated other comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group (40 years) as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 1998, the expected investment yield, excluding policy loans, generally ranged from 7.29% grading to 6.5% over a 20 year period. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life and annuity policies with life contingencies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        For individual health benefit insurance, DAC is amortized over the expected average life of the contracts (10 years for major medical policies and 20 years for disability income ("DI") products) in proportion to anticipated premium revenue at time of issue.

        Policyholders' Account Balances and Future Policy Benefits

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represents an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 11.5% for life insurance liabilities and from 2.25% to 13.5% for annuity liabilities.

        During the fourth quarter of 1996 a loss recognition study of participating group annuity contracts and conversion annuities ("Pension Par") was completed which included management's revised estimate of assumptions, such as expected mortality and future investment returns. The study's results prompted management to establish a premium deficiency reserve which decreased earnings from continuing operations and net earnings by $47.5 million ($73.0 million pre-tax).

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

        During  the  fourth  quarter  of  1996,  the  Company  completed  a loss recognition study of the DI business which incorporated management's revised estimates of future experience with regard to morbidity, investment returns, claims and administration expenses and other factors. The study indicated DAC was not recoverable and the reserves were not sufficient. Earnings from continuing operations and net earnings decreased by $208.0 million ($320.0 million pre-tax) as a result of strengthening DI reserves by $175.0 million and writing off unamortized DAC of $145.0 million related to DI products issued prior to July 1993. The determination of DI reserves requires making assumptions and estimates relating to a variety of factors, including morbidity and interest rates, claims experience and lapse rates based on then known facts and circumstances. Such factors as claim incidence and termination rates can be affected by changes in the economic, legal and regulatory environments and work ethic. While management believes its Pension Par and DI reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities for individual DI and major medical policies were $938.6 million and $886.7 million at December 31, 1998 and 1997, respectively. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies (excluding reserve strengthening in 1996) are summarized as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Incurred benefits related to current year..........  $       202.1       $      190.2       $      189.0
        Incurred benefits related to prior years...........           22.2                2.1               69.1
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $       224.3       $      192.3       $      258.1
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        17.0       $       28.8       $       32.6
        Benefits paid related to prior years...............          155.4              146.2              153.3
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $       172.4       $      175.0       $      185.9
                                                            =================   ================   =================

        Policyholders' Dividends

        The amount of policyholders' dividends to be paid (including those on policies included in the Closed Block) is determined annually by
        Equitable   Life's  board  of  directors.   The   aggregate   amount  of
        policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

        At December 31, 1998, participating policies, including those in the Closed Block, represent approximately 19.9% ($49.3 billion) of directly written life insurance in force, net of amounts ceded.

        Federal Income Taxes

        The Company files a consolidated Federal income tax return with the Holding Company and its consolidated subsidiaries. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Separate Accounts

        Separate Accounts are established in conformity with the New York State Insurance Law and generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent the value of such assets exceeds Separate Accounts liabilities.

        Assets and liabilities of the Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk, are shown as separate captions in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities. For 1998, 1997 and 1996, investment results of such Separate Accounts were $4,591.0 million, $3,411.1 million and $2,970.6 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

        Employee Stock Option Plan

        The Company accounts for stock option plans sponsored by the Holding Company, DLJ and Alliance in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the Statement, compensation expense is recorded on the date of grant only if the current market price of the underlying stock exceeds the option price. See Note 22 for the pro forma disclosures for the Holding Company, DLJ and Alliance required by SFAS No. 123, "Accounting for Stock-Based Compensation".

 3)     INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                        Gross               Gross
                                                   Amortized          Unrealized         Unrealized          Estimated
                                                      Cost              Gains              Losses            Fair Value
                                                -----------------  -----------------   ----------------   -----------------
                                                                              (In Millions)
        December 31, 1998
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    14,520.8      $       793.6       $      379.6       $    14,934.8
            Mortgage-backed....................        1,807.9               23.3                 .9             1,830.3
            U.S. Treasury securities and
              U.S. government and
              agency securities................        1,464.1              107.6                 .7             1,571.0
            States and political subdivisions..           55.0                9.9                -                  64.9
            Foreign governments................          363.3               20.9               30.0               354.2
            Redeemable preferred stock.........          242.7                7.0               11.2               238.5
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    18,453.8      $       962.3       $      422.4       $    18,993.7
                                                =================  =================   ================   =================

          Held to Maturity:  Corporate.........  $       125.0      $         -         $        -         $       125.0
                                                =================  =================   ================   =================

        Equity Securities:
          Common stock.........................  $        58.3      $       114.9       $       22.5       $       150.7
                                                =================  =================   ================   =================

        December 31, 1997
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    14,850.5      $       785.0       $       74.5       $    15,561.0
            Mortgage-backed....................        1,702.8               23.5                1.3             1,725.0
            U.S. Treasury securities and
              U.S. government and
              agency securities................        1,583.2               83.9                 .6             1,666.5
            States and political subdivisions..           52.8                6.8                 .1                59.5
            Foreign governments................          442.4               44.8                2.0               485.2
            Redeemable preferred stock.........          128.0                6.7                1.0               133.7
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    18,759.7      $       950.7       $       79.5       $    19,630.9
                                                =================  =================   ================   =================

        Equity Securities:
          Common stock.........................  $       408.4      $        48.7       $       15.0       $       442.1
                                                =================  =================   ================   =================

        For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines an estimated fair value using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Estimated fair values for equity securities, substantially all of which do not have a readily ascertainable market value, have been determined by the Company. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 1998 and 1997, securities without a readily ascertainable market value having an amortized cost of $3,539.9 million and $3,759.2 million, respectively, had estimated fair values of $3,748.5 million and $3,903.9 million, respectively.

        The contractual maturity of bonds at December 31, 1998 is shown below:

                                                                                        Available for Sale
                                                                                ------------------------------------
                                                                                   Amortized          Estimated
                                                                                     Cost             Fair Value
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Due in one year or less................................................  $      324.8       $      323.4
        Due in years two through five..........................................       3,778.2            3,787.9
        Due in years six through ten...........................................       6,543.4            6,594.1
        Due after ten years....................................................       5,756.8            6,219.5
        Mortgage-backed securities.............................................       1,807.9            1,830.3
                                                                                ----------------   -----------------
        Total..................................................................  $   18,211.1       $   18,755.2
                                                                                ================   =================

        Corporate bonds held to maturity with an amortized cost and estimated fair value of $125.0 million are due in one year or less.

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 1998, approximately 15.1% of the $18,336.1 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

        In addition, the Insurance Group is an equity investor in limited partnership interests which primarily invest in securities considered to be other than investment grade.

        Fixed maturity investments with restructured or modified terms are not material.

        Investment valuation allowances and changes thereto are shown below:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Balances, beginning of year........................  $       384.5       $      137.1       $      325.3
        SFAS No. 121 release...............................            -                  -               (152.4)
        Additions charged to income........................           86.2              334.6              125.0
        Deductions for writedowns and
          asset dispositions...............................         (240.1)             (87.2)            (160.8)
                                                            -----------------   ----------------   -----------------
        Balances, End of Year..............................  $       230.6       $      384.5       $      137.1
                                                            =================   ================   =================

        Balances, end of year comprise:
          Mortgage loans on real estate....................  $        34.3       $       55.8       $       50.4
          Equity real estate...............................          196.3              328.7               86.7
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       230.6       $      384.5       $      137.1
                                                            =================   ================   =================

        At December 31, 1998, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $60.8 million.

        At December 31, 1998 and 1997, mortgage loans on real estate with scheduled payments 60 days (90 days for agricultural mortgages) or more past due or in foreclosure (collectively, "problem mortgage loans on real estate") had an amortized cost of $7.0 million (0.2% of total mortgage loans on real estate) and $23.4 million (0.9% of total mortgage loans on real estate), respectively.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $115.1 million and $183.4 million at December 31, 1998 and 1997, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $10.3 million, $17.2 million and $35.5 million in 1998, 1997 and 1996, respectively. Gross interest income on these loans included in net investment income aggregated $8.3 million, $12.7 million and $28.2 million in 1998, 1997 and 1996, respectively.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                                         December 31,
                                                                            ----------------------------------------
                                                                                   1998                 1997
                                                                            -------------------  -------------------
                                                                                         (In Millions)
        Impaired mortgage loans with provision for losses..................  $        125.4       $        196.7
        Impaired mortgage loans without provision for losses...............             8.6                  3.6
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           134.0                200.3
        Provision for losses...............................................           (29.0)               (51.8)
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        105.0       $        148.5
                                                                            ===================  ===================

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        During 1998, 1997 and 1996, respectively, the Company's average recorded investment in impaired mortgage loans was $161.3 million, $246.9 million and $552.1 million. Interest income recognized on these impaired mortgage loans totaled $12.3 million, $15.2 million and $38.8 million ($.9 million, $2.3 million and $17.9 million recognized on a cash basis) for 1998, 1997 and 1996, respectively.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 1998 and 1997, the carrying value of equity real estate held for sale amounted to $836.2 million and $1,023.5 million, respectively. For 1998, 1997 and 1996, respectively, real estate of $7.1 million, $152.0 million and $58.7 million was acquired in satisfaction of debt. At December 31, 1998 and 1997, the Company owned $552.3 million and $693.3 million, respectively, of real estate acquired in satisfaction of debt.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years. Accumulated depreciation on real estate was $374.8 million and $541.1 million at December 31, 1998 and 1997, respectively. Depreciation expense on real estate totaled $30.5 million, $74.9 million and $91.8 million for 1998, 1997 and 1996, respectively.

 4)     JOINT VENTURES AND PARTNERSHIPS

        Summarized combined financial information for real estate joint ventures (25 and 29 individual ventures as of December 31, 1998 and 1997, respectively) and for limited partnership interests accounted for under the equity method, in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater, is as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $       913.7      $     1,700.9
        Investments in securities, generally at estimated fair value...........          636.9            1,374.8
        Cash and cash equivalents..............................................           85.9              105.4
        Other assets...........................................................          279.8              584.9
                                                                                ----------------   -----------------
        Total Assets...........................................................  $     1,916.3      $     3,766.0
                                                                                ================   =================

        Borrowed funds - third party...........................................  $       367.1      $       493.4
        Borrowed funds - the Company...........................................           30.1               31.2
        Other liabilities......................................................          197.2              284.0
                                                                                ----------------   -----------------
        Total liabilities......................................................          594.4              808.6
                                                                                ----------------   -----------------

        Partners' capital......................................................        1,321.9            2,957.4
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $     1,916.3      $     3,766.0
                                                                                ================   =================

        Equity in partners' capital included above.............................  $       312.9      $       568.5
        Equity in limited partnership interests not included above.............          442.1              331.8
        Other..................................................................             .7                4.3
                                                                                ----------------   -----------------
        Carrying Value.........................................................  $       755.7      $       904.6
                                                                                ================   =================


                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $       246.1       $      310.5       $      348.9
        Revenues of other limited partnership interests....          128.9              506.3              386.1
        Interest expense - third party.....................          (33.3)             (91.8)            (111.0)
        Interest expense - the Company.....................           (2.6)              (7.2)             (30.0)
        Other expenses.....................................         (197.0)            (263.6)            (282.5)
                                                            -----------------   ----------------   -----------------
        Net Earnings.......................................  $       142.1       $      454.2       $      311.5
                                                            =================   ================   =================

        Equity in net earnings included above..............  $        59.6       $       76.7       $       73.9
        Equity in net earnings of limited partnership
          interests not included above.....................           22.7               69.5               35.8
        Other..............................................            -                  (.9)                .9
                                                            -----------------   ----------------   -----------------
        Total Equity in Net Earnings.......................  $        82.3       $      145.3       $      110.6
                                                            =================   ================   =================

 5)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income are summarized as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Fixed maturities...................................  $     1,489.0       $    1,459.4       $    1,307.4
        Mortgage loans on real estate......................          235.4              260.8              303.0
        Equity real estate.................................          356.1              390.4              442.4
        Other equity investments...........................           83.8              156.9              122.0
        Policy loans.......................................          144.9              177.0              160.3
        Other investment income............................          185.7              181.7              217.4
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................        2,494.9            2,626.2            2,552.5

          Investment expenses..............................         (266.8)            (343.4)            (348.9)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $     2,228.1       $    2,282.8       $    2,203.6
                                                            =================   ================   =================

        Investment gains (losses), net, including changes in the valuation allowances, are summarized as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Fixed maturities...................................  $       (24.3)      $       88.1       $       60.5
        Mortgage loans on real estate......................          (10.9)             (11.2)             (27.3)
        Equity real estate.................................           74.5             (391.3)             (79.7)
        Other equity investments...........................           29.9               14.1               18.9
        Sale of subsidiaries...............................           (2.6)             252.1                -
        Issuance and sales of Alliance Units...............           19.8                -                 20.6
        Issuance and sale of DLJ common stock..............           18.2                3.0                -
        Other..............................................           (4.4)               -                 (2.8)
                                                            -----------------   ----------------   -----------------
        Investment Gains (Losses), Net.....................  $       100.2       $      (45.2)      $       (9.8)
                                                            =================   ================   =================

        Writedowns of fixed maturities amounted to $101.6 million, $11.7 million and $29.9 million for 1998, 1997 and 1996, respectively, and writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $136.4 million for 1997. In the fourth quarter of 1997, the Company reclassified $1,095.4 million depreciated cost of equity real estate from real estate held for the production of income to real estate held for sale. Additions to valuation allowances of $227.6 million were recorded upon these transfers. Additionally, in fourth quarter 1997, $132.3 million of writedowns on real estate held for production of income were recorded.

        For 1998, 1997 and 1996, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $15,961.0 million, $9,789.7 million and $8,353.5 million. Gross gains of $149.3 million, $166.0 million and $154.2 million and gross losses of $95.1 million, $108.8 million and $92.7 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 1998, 1997 and 1996 amounted to $(331.7) million, $513.4 million and $(258.0)
        million, respectively.

        For 1998, 1997 and 1996, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $136.9 million, $137.5 million and $136.7 million, respectively.

        On June 10, 1997, Equitable Life sold EREIM (other than its interest in Column Financial, Inc.) ("ERE") to Lend Lease Corporation Limited ("Lend Lease"), a publicly traded, international property and financial services company based in Sydney, Australia. The total purchase price was $400.0 million and consisted of $300.0 million in cash and a $100.0 million note which was paid in 1998. The Company recognized an investment gain of $162.4 million, net of Federal income tax of $87.4 million as a result of this transaction. Equitable Life entered into long-term advisory agreements whereby ERE continues to provide substantially the same services to Equitable Life's General Account and Separate Accounts, for substantially the same fees, as provided prior to the sale.

        Through June 10, 1997 and for the year ended December 31, 1996, respectively, the businesses sold reported combined revenues of $91.6 million and $226.1 million and combined net earnings of $10.7 million and $30.7 million.

        In 1996, Alliance acquired the business of Cursitor Holdings L.P. and Cursitor Holdings Limited (collectively, "Cursitor") for approximately $159.0 million. The purchase price consisted of $94.3 million in cash,
        1.8 million of Alliance's publicly traded units ("Alliance Units"), 6% notes aggregating $21.5 million payable ratably over four years, and additional consideration to be determined at a later date but currently estimated to not exceed $10.0 million. The excess of the purchase price, including acquisition costs and minority interest, over the fair value of Cursitor's net assets acquired resulted in the recognition of intangible assets consisting of costs assigned to contracts acquired and goodwill of approximately $122.8 million and $38.3 million, respectively. The Company recognized an investment gain of $20.6 million as a result of the issuance of Alliance Units in this transaction. On June 30, 1997, Alliance reduced the recorded value of goodwill and contracts associated with Alliance's acquisition of Cursitor by $120.9 million. This charge reflected Alliance's view that Cursitor's continuing decline in assets under management and its reduced profitability, resulting from relative investment underperformance, no longer supported the carrying value of its investment. As a result, the Company's earnings from continuing operations before cumulative effect of accounting change for 1997 included a charge of $59.5 million, net of a Federal income tax benefit of $10.0 million and minority interest of $51.4 million. The remaining balance of intangible assets is being amortized over its estimated useful life of 20 years. At December 31, 1998, the Company's ownership of Alliance Units was approximately 56.7%.

        Net unrealized investment gains (losses), included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years, are summarized as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Balance, beginning of year.........................  $       533.6       $      189.9       $      396.5
        Changes in unrealized investment gains (losses)....         (242.4)             543.3             (297.6)
        Changes in unrealized investment losses
          (gains) attributable to:
            Participating group annuity contracts..........           (5.7)              53.2                -
            DAC............................................           13.2              (89.0)              42.3
            Deferred Federal income taxes..................           85.4             (163.8)              48.7
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       384.1       $      533.6       $      189.9
                                                            =================   ================   =================

        Balance, end of year comprises:
          Unrealized investment gains on:
            Fixed maturities...............................  $       539.9       $      871.2       $      357.8
            Other equity investments.......................           92.4               33.7               31.6
            Other, principally Closed Block................          111.1               80.9               53.1
                                                            -----------------   ----------------   -----------------
              Total........................................          743.4              985.8              442.5
          Amounts of unrealized investment gains
            attributable to:
              Participating group annuity contracts........          (24.7)             (19.0)             (72.2)
              DAC..........................................         (127.8)            (141.0)             (52.0)
              Deferred Federal income taxes................         (206.8)            (292.2)            (128.4)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       384.1       $      533.6       $      189.9
                                                            =================   ================   =================

 6)     ACCUMULATED OTHER COMPREHENSIVE INCOME

        Accumulated other comprehensive income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the years 1998, 1997 and 1996 are as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Unrealized gains on investments....................  $       384.1       $      533.6       $      189.9
        Minimum pension liability..........................          (28.3)             (17.3)             (12.9)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive Income.............................  $       355.8       $      516.3       $      177.0
                                                            =================   ================   =================

        The components of other comprehensive income for the years 1998, 1997 and 1996 are as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Net unrealized gains (losses) on investment
          securities:
          Net unrealized gains (losses) arising during
            the period.....................................  $      (186.1)      $      564.0       $     (249.8)
          Reclassification adjustment for (gains) losses
            included in net earnings.......................          (56.3)             (20.7)             (47.8)
                                                            -----------------   ----------------   -----------------

        Net unrealized gains (losses) on investment
          securities.......................................         (242.4)             543.3             (297.6)
        Adjustments for policyholder liabilities,
          DAC and deferred
          Federal income taxes.............................           92.9             (199.6)              91.0
                                                            -----------------   ----------------   -----------------
        Change in unrealized gains (losses), net of
          reclassification and adjustments.................         (149.5)             343.7             (206.6)
        Change in minimum pension liability................          (11.0)              (4.4)              22.2
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Income...................  $      (160.5)      $      339.3       $     (184.4)
                                                            =================   ================   =================

 7)     CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    1998                 1997
                                                                              -----------------    -----------------
                                                                                          (In Millions)
        Assets
        Fixed Maturities:
          Available for sale, at estimated fair value (amortized cost,
            $4,149.0 and $4,059.4)...........................................  $    4,373.2         $    4,231.0
        Mortgage loans on real estate........................................       1,633.4              1,341.6
        Policy loans.........................................................       1,641.2              1,700.2
        Cash and other invested assets.......................................          86.5                282.0
        DAC..................................................................         676.5                775.2
        Other assets.........................................................         221.6                236.6
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    8,632.4         $    8,566.6
                                                                              =================    =================

        Liabilities
        Future policy benefits and policyholders' account balances...........  $    9,013.1         $    8,993.2
        Other liabilities....................................................          63.9                 80.5
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    9,077.0         $    9,073.7
                                                                              =================    =================

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Revenues
        Premiums and other revenue.........................  $       661.7       $      687.1       $      724.8
        Investment income (net of investment
          expenses of $15.5, $27.0 and $27.3)..............          569.7              574.9              546.6
        Investment losses, net.............................             .5              (42.4)              (5.5)
                                                            -----------------   ----------------   -----------------
              Total revenues...............................        1,231.9            1,219.6            1,265.9
                                                            -----------------   ----------------   -----------------

        Benefits and Other Deductions
        Policyholders' benefits and dividends..............        1,082.0            1,066.7            1,106.3
        Other operating costs and expenses.................           62.8               50.4               34.6
                                                            -----------------   ----------------   -----------------
              Total benefits and other deductions..........        1,144.8            1,117.1            1,140.9
                                                            -----------------   ----------------   -----------------

        Contribution from the Closed Block.................  $        87.1       $      102.5       $      125.0
                                                            =================   ================   =================

        At December 31, 1998 and 1997, problem mortgage loans on real estate had an amortized cost of $5.1 million and $8.1 million, respectively, and mortgage loans on real estate for which the payment terms have been restructured had an amortized cost of $26.0 million and $70.5 million, respectively.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Impaired mortgage loans with provision for losses......................  $        55.5      $       109.1
        Impaired mortgage loans without provision for losses...................            7.6                 .6
                                                                                ----------------   -----------------
        Recorded investment in impaired mortgages..............................           63.1              109.7
        Provision for losses...................................................          (10.1)             (17.4)
                                                                                ----------------   -----------------
        Net Impaired Mortgage Loans............................................  $        53.0      $        92.3
                                                                                ================   =================

        During 1998, 1997 and 1996, the Closed Block's average recorded investment in impaired mortgage loans was $85.5 million, $110.2 million and $153.8 million, respectively. Interest income recognized on these impaired mortgage loans totaled $4.7 million, $9.4 million and $10.9 million ($1.5 million, $4.1 million and $4.7 million recognized on a cash basis) for 1998, 1997 and 1996, respectively.

        Valuation allowances amounted to $11.1 million and $18.5 million on mortgage loans on real estate and $15.4 million and $16.8 million on equity real estate at December 31, 1998 and 1997, respectively. As of January 1, 1996, the adoption of SFAS No. 121 resulted in the recognition of impairment losses of $5.6 million on real estate held for production of income. Writedowns of fixed maturities amounted to $3.5 million and $12.8 million for 1997 and 1996, respectively. Writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $28.8 million for 1997.

        In the fourth quarter of 1997, $72.9 million depreciated cost of equity real estate held for production of income was reclassified to equity real estate held for sale. Additions to valuation allowances of $15.4 million were recorded upon these transfers. Additionally, in fourth quarter 1997, $28.8 million of writedowns on real estate held for production of income were recorded.

        Many expenses related to Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

 8)     DISCONTINUED OPERATIONS

        Summarized financial information for discontinued operations follows:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    1998                 1997
                                                                              -----------------    -----------------
                                                                                          (In Millions)
        Assets
        Mortgage loans on real estate........................................  $      553.9         $      635.2
        Equity real estate...................................................         611.0                874.5
        Other equity investments.............................................         115.1                209.3
        Other invested assets................................................          24.9                152.4
                                                                              -----------------    -----------------
          Total investments..................................................       1,304.9              1,871.4
        Cash and cash equivalents............................................          34.7                106.8
        Other assets.........................................................         219.0                243.8
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    1,558.6         $    2,222.0
                                                                              =================    =================

        Liabilities
        Policyholders' liabilities...........................................  $    1,021.7         $    1,048.3
        Allowance for future losses..........................................         305.1                259.2
        Amounts due to continuing operations.................................           2.7                572.8
        Other liabilities....................................................         229.1                341.7
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    1,558.6         $    2,222.0
                                                                              =================    =================


                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Revenues
        Investment income (net of investment
          expenses of $63.3, $97.3 and $127.5).............  $       160.4       $      188.6       $      245.4
        Investment gains (losses), net.....................           35.7             (173.7)             (18.9)
        Policy fees, premiums and other income.............           (4.3)                .2                 .2
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................          191.8               15.1              226.7

        Benefits and other deductions......................          141.5              169.5              250.4
        Earnings added (losses charged) to allowance
          for future losses................................           50.3             (154.4)             (23.7)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................            -                  -                  -
        Pre-tax earnings from releasing (loss from
          strengthening) of the allowance for future
          losses...........................................            4.2             (134.1)            (129.0)
        Federal income tax (expense) benefit...............           (1.5)              46.9               45.2
                                                            -----------------   ----------------   -----------------
        Earnings (Loss) from Discontinued Operations.......  $         2.7       $      (87.2)      $      (83.8)
                                                            =================   ================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of the discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in 1998 and strengthening of allowance in 1997 and 1996.

        In the fourth quarter of 1997, $329.9 million depreciated cost of equity real estate was reclassified from equity real estate held for production of income to real estate held for sale. Additions to valuation allowances of $79.8 million were recognized upon these transfers. Additionally, in fourth quarter 1997, $92.5 million of writedowns on real estate held for production of income were recognized.

        Benefits and other deductions includes $26.6 million, $53.3 million and $114.3 million of interest expense related to amounts borrowed from continuing operations in 1998, 1997 and 1996, respectively.

        Valuation allowances amounted to $3.0 million and $28.4 million on mortgage loans on real estate and $34.8 million and $88.4 million on equity real estate at December 31, 1998 and 1997, respectively. As of January 1, 1996, the adoption of SFAS No. 121 resulted in a release of existing valuation allowances of $71.9 million on equity real estate and recognition of impairment losses of $69.8 million on real estate held for production of income. Writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $95.7 million and $12.3 million for 1997 and 1996, respectively.

        At December 31, 1998 and 1997, problem mortgage loans on real estate had amortized costs of $1.1 million and $11.0 million, respectively, and mortgage loans on real estate for which the payment terms have been restructured had amortized costs of $3.5 million and $109.4 million, respectively.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Impaired mortgage loans with provision for losses......................  $         6.7      $       101.8
        Impaired mortgage loans without provision for losses...................            8.5                 .2
                                                                                ----------------   -----------------
        Recorded investment in impaired mortgages..............................           15.2              102.0
        Provision for losses...................................................           (2.1)             (27.3)
                                                                                ----------------   -----------------
        Net Impaired Mortgage Loans............................................  $        13.1      $        74.7
                                                                                ================   =================

        During 1998, 1997 and 1996, the discontinued operations' average recorded investment in impaired mortgage loans was $73.3 million, $89.2 million and $134.8 million, respectively. Interest income recognized on these impaired mortgage loans totaled $4.7 million, $6.6 million and $10.1 million ($3.4 million, $5.3 million and $7.5 million recognized on a cash basis) for 1998, 1997 and 1996, respectively.

        At December 31, 1998 and 1997, discontinued operations had carrying values of $50.0 million and $156.2 million, respectively, of real estate acquired in satisfaction of debt.

 9)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    1998                 1997
                                                                              -----------------    -----------------
                                                                                          (In Millions)
        Short-term debt......................................................  $      179.3         $      422.2
                                                                              -----------------    -----------------
        Long-term debt:
        Equitable Life:
          6.95% surplus notes scheduled to mature 2005.......................         399.4                399.4
          7.70% surplus notes scheduled to mature 2015.......................         199.7                199.7
          Other..............................................................            .3                   .3
                                                                              -----------------    -----------------
              Total Equitable Life...........................................         599.4                599.4
                                                                              -----------------    -----------------
        Wholly Owned and Joint Venture Real Estate:
          Mortgage notes, 5.91% - 12.00%, due through 2017...................         392.2                676.6
                                                                              -----------------    -----------------
        Alliance:
          Other..............................................................          10.8                 18.5
                                                                              -----------------    -----------------
        Total long-term debt.................................................       1,002.4              1,294.5
                                                                              -----------------    -----------------

        Total Short-term and Long-term Debt..................................  $    1,181.7         $    1,716.7
                                                                              =================    =================

        Short-term Debt

        Equitable Life has a $350.0 million bank credit facility available to fund short-term working capital needs and to facilitate the securities settlement process. The credit facility consists of two types of borrowing options with varying interest rates and expires in September 2000. The interest rates are based on external indices dependent on the type of borrowing and at December 31, 1998 range from 5.23% to 7.75%. There were no borrowings outstanding under this bank credit facility at December 31, 1998.

        Equitable Life has a commercial paper program with an issue limit of $500.0 million. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $350.0 million bank credit facility. At December 31, 1998, there were no borrowings outstanding under this program.

        During July 1998, Alliance entered into a $425.0 million five-year revolving credit facility with a group of commercial banks which replaced a $250.0 million revolving credit facility. Under the facility, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds Rate. A facility fee is payable on the total facility. During September 1998, Alliance increased the size of its commercial paper program from $250.0 million to $425.0 million. Borrowings from these two sources may not exceed $425.0 million in the aggregate. The revolving credit facility provides backup liquidity for commercial paper issued under Alliance's commercial paper program and can be used as a direct source of borrowing. The revolving credit facility contains covenants which require Alliance to, among other things, meet certain financial ratios. As of December 31, 1998, Alliance had commercial paper outstanding totaling $179.5 million at an effective interest rate of 5.5% and there were no borrowings outstanding under Alliance's revolving credit facility.

        Long-term Debt

        Several of the long-term debt agreements have restrictive covenants related to the total amount of debt, net tangible assets and other matters. The Company is in compliance with all debt covenants.

        The Company has pledged real estate, mortgage loans, cash and securities amounting to $640.2 million and $1,164.0 million at December 31, 1998 and 1997, respectively, as collateral for certain short-term and long-term debt.

        At December 31, 1998, aggregate maturities of the long-term debt based on required principal payments at maturity for 1999 and the succeeding four years are $322.8 million, $6.9 million, $1.7 million, $1.8 million and $2.0 million, respectively, and $668.0 million thereafter.

10)     FEDERAL INCOME TAXES

        A summary of the Federal income tax expense in the consolidated statements of earnings is shown below:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Federal income tax expense (benefit):
          Current..........................................  $       283.3       $      186.5       $       97.9
          Deferred.........................................           69.8              (95.0)             (88.2)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       353.1       $       91.5       $        9.7
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and the tax effects of each are as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Expected Federal income tax expense................  $       414.3       $      234.7       $       73.0
        Non-taxable minority interest......................          (33.2)             (38.0)             (28.6)
        Adjustment of tax audit reserves...................           16.0              (81.7)               6.9
        Equity in unconsolidated subsidiaries..............          (39.3)             (45.1)             (32.3)
        Other..............................................           (4.7)              21.6               (9.3)
                                                            -----------------   ----------------   -----------------
        Federal Income Tax Expense.........................  $       353.1       $       91.5       $        9.7
                                                            =================   ================   =================

        The components of the net deferred Federal income taxes are as follows:

                                                       December 31, 1998                  December 31, 1997
                                                ---------------------------------  ---------------------------------
                                                    Assets         Liabilities         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (In Millions)
        Compensation and related benefits......  $     235.3      $        -        $      257.9      $       -
        Other..................................         27.8               -                30.7              -
        DAC, reserves and reinsurance..........          -               231.4               -              222.8
        Investments............................          -               364.4               -              405.7
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     263.1      $      595.8      $      288.6      $     628.5
                                                ===============  ================  ===============   ===============

        The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and the tax effects of each are as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        DAC, reserves and reinsurance......................  $        (7.7)      $       46.2       $     (156.2)
        Investments........................................           46.8             (113.8)              78.6
        Compensation and related benefits..................           28.6                3.7               22.3
        Other..............................................            2.1              (31.1)             (32.9)
                                                            -----------------   ----------------   -----------------
        Deferred Federal Income Tax
          Expense (Benefit)................................  $        69.8       $      (95.0)      $      (88.2)
                                                            =================   ================   =================

        The Internal Revenue Service (the "IRS") is in the process of examining the Holding Company's consolidated Federal income tax returns for the years 1992 through 1996. Management believes these audits will have no material adverse effect on the Company's results of operations.

11)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability. The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Direct premiums....................................  $       438.8       $      448.6       $      461.4
        Reinsurance assumed................................          203.6              198.3              177.5
        Reinsurance ceded..................................          (54.3)             (45.4)             (41.3)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       588.1       $      601.5       $      597.6
                                                            =================   ================   =================

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $        75.7       $       61.0       $       48.2
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $        85.9       $       70.6       $       54.1
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        39.5       $       36.4       $       32.3
                                                            =================   ================   =================

        Beginning in May 1997, the Company began reinsuring on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. During 1996, the Company's retention limit on joint survivorship policies was increased to $15.0 million. Effective January 1, 1994, all in force business above $5.0 million was reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks as well as in certain other cases.

        The Insurance Group cedes 100% of its group life and health business to a third party insurance company. Premiums ceded totaled $1.3 million, $1.6 million and $2.4 million for 1998, 1997 and 1996, respectively. Ceded death and disability benefits totaled $15.6 million, $4.3 million and $21.2 million for 1998, 1997 and 1996, respectively. Insurance liabilities ceded totaled $560.3 million and $593.8 million at December 31, 1998 and 1997, respectively.

12)     EMPLOYEE BENEFIT PLANS

        The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

        Components of net periodic pension cost (credit) for the qualified and non-qualified plans are as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Service cost.......................................  $        33.2       $       32.5       $       33.8
        Interest cost on projected benefit obligations.....          129.2              128.2              120.8
        Actual return on assets............................         (175.6)            (307.6)            (181.4)
        Net amortization and deferrals.....................            6.1              166.6               43.4
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Cost (Credit).................  $        (7.1)      $       19.7       $       16.6
                                                            =================   ================   =================

        The  plan's  projected  benefit   obligation  under  the  qualified  and
        non-qualified plans was comprised of:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Benefit obligation, beginning of year..................................  $    1,801.3       $    1,765.5
        Service cost...........................................................          33.2               32.5
        Interest cost..........................................................         129.2              128.2
        Actuarial (gains) losses...............................................         108.4              (15.5)
        Benefits paid..........................................................        (138.7)            (109.4)
                                                                                ----------------   -----------------
        Benefit Obligation, End of Year........................................  $    1,933.4       $    1,801.3
                                                                                ================   =================

        The funded status of the qualified and non-qualified pension plans is as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Plan assets at fair value, beginning of year...........................  $    1,867.4       $    1,626.0
        Actual return on plan assets...........................................         338.9              307.5
        Contributions..........................................................           -                 30.0
        Benefits paid and fees.................................................        (123.2)             (96.1)
                                                                                ----------------   -----------------
        Plan assets at fair value, end of year.................................       2,083.1            1,867.4
        Projected benefit obligations..........................................       1,933.4            1,801.3
                                                                                ----------------   -----------------
        Projected benefit obligations less than plan assets....................         149.7               66.1
        Unrecognized prior service cost........................................          (7.5)              (9.9)
        Unrecognized net loss from past experience different
          from that assumed....................................................          38.7               95.0
        Unrecognized net asset at transition...................................           1.5                3.1
                                                                                ----------------   -----------------
        Prepaid  Pension Cost..................................................  $      182.4       $      154.3
                                                                                ================   =================

        The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 7.0% and 3.83%, respectively, at December 31, 1998 and 7.25% and 4.07%, respectively, at December 31, 1997. As of January 1, 1998 and 1997, the expected long-term rate of return on assets for the retirement plan was 10.25%.

        The Company recorded, as a reduction of shareholders' equity an additional minimum pension liability of $28.3 million and $17.3 million, net of Federal income taxes, at December 31, 1998 and 1997, respectively, primarily representing the excess of the accumulated benefit obligation of the qualified pension plan over the accrued liability.

        The  pension  plan's  assets  include   corporate  and  government  debt
        securities, equity securities, equity real estate and shares of group trusts managed by Alliance.

        Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $31.8 million, $33.2 million and $34.7 million for 1998, 1997 and 1996, respectively.

        The Company provides certain medical and life insurance benefits (collectively, "postretirement benefits") for qualifying employees, managers and agents retiring from the Company (i) on or after attaining age 55 who have at least 10 years of service or (ii) on or after attaining age 65 or (iii) whose jobs have been abolished and who have attained age 50 with 20 years of service. The life insurance benefits are related to age and salary at retirement. The costs of postretirement benefits are recognized in accordance with the provisions of SFAS No.
        106. The Company continues to fund postretirement benefits costs on a pay-as-you-go basis and, for 1998, 1997 and 1996, the Company made estimated postretirement benefits payments of $28.4 million, $18.7 million and $18.9 million, respectively.

        The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's consolidated financial statements:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Service cost.......................................  $         4.6       $        4.5       $        5.3
        Interest cost on accumulated postretirement
          benefits obligation..............................           33.6               34.7               34.6
        Net amortization and deferrals.....................             .5                1.9                2.4
                                                            -----------------   ----------------   -----------------
        Net Periodic Postretirement Benefits Costs.........  $        38.7       $       41.1       $       42.3
                                                            =================   ================   =================


                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Accumulated postretirement benefits obligation, beginning
          of year..............................................................  $      490.8       $      388.5
        Service cost...........................................................           4.6                4.5
        Interest cost..........................................................          33.6               34.7
        Contributions and benefits paid........................................         (28.4)              72.1
        Actuarial (gains) losses...............................................         (10.2)              (9.0)
                                                                                ----------------   -----------------
        Accumulated postretirement benefits obligation, end of year............         490.4              490.8
        Unrecognized prior service cost........................................          31.8               40.3
        Unrecognized net loss from past experience different
          from that assumed and from changes in assumptions....................        (121.2)            (140.6)
                                                                                ----------------   -----------------
        Accrued Postretirement Benefits Cost...................................  $      401.0       $      390.5
                                                                                ================   =================

        Since January 1, 1994, costs to the Company for providing these medical benefits available to retirees under age 65 are the same as those offered to active employees and medical benefits will be limited to 200% of 1993 costs for all participants.

        The assumed health care cost trend rate used in measuring the accumulated postretirement benefits obligation was 8.0% in 1998, gradually declining to 2.5% in the year 2009, and in 1997 was 8.75%, gradually declining to 2.75% in the year 2009. The discount rate used in determining the accumulated postretirement benefits obligation was 7.0% and 7.25% at December 31, 1998 and 1997, respectively.

        If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefits obligation as of December 31, 1998 would be increased 4.83%. The effect of this change on the sum of the service cost and interest cost would be an increase of 4.57%. If the health care cost trend rate assumptions were decreased by 1% the accumulated postretirement benefits obligation as of December 31, 1998 would be decreased by 5.6%. The effect of this change on the sum of the service cost and interest cost would be a decrease of 5.4%.

13)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        Derivatives

        The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Accounting for interest rate swap transactions is on an accrual basis. Gains and losses related to interest rate swap transactions are amortized as yield adjustments over the remaining life of the underlying hedged security. Income and expense resulting from interest rate swap activities are reflected in net investment income. The notional amount of matched interest rate swaps outstanding at December 31, 1998 and 1997, respectively, was $880.9 million and $1,353.4 million. The average unexpired terms at December 31, 1998 ranged from 1 month to 4.3 years. At December 31, 1998, the cost of terminating swaps in a loss position was $8.0 million. Equitable Life has implemented an interest rate cap program designed to hedge crediting rates on interest-sensitive individual annuities contracts. The outstanding notional amounts at December 31, 1998 of contracts purchased and sold were $8,450.0 million and $875.0 million, respectively. The net premium paid by Equitable Life on these contracts was $54.8 million and is being amortized ratably over the contract periods ranging from 1 to 5 years. Income and expense resulting from this program are reflected as an adjustment to interest credited to policyholders' account balances.

        Substantially all of DLJ's activities related to derivatives are, by their nature trading activities which are primarily for the purpose of customer accommodations. DLJ enters into certain contractual agreements referred to as derivatives or off-balance-sheet financial instruments involving futures, forwards and options. DLJ's derivative activities consist of writing over-the-counter ("OTC") options to accommodate its customer needs, trading in forward contracts in U.S. government and agency issued or guaranteed securities and in futures contracts on equity-based indices, interest rate instruments and currencies and issuing structured products based on emerging market financial instruments and indices. DLJ's involvement in swap contracts and commodity derivative instruments is not significant.

        Fair Value of Financial Instruments

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 1998 and 1997.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The estimated fair values for variable deferred annuities and single premium deferred annuities ("SPDA"), which are included in policyholders' account balances, are estimated by discounting the account value back from the time of the next crediting rate review to the present, at a rate equal to the excess of current estimated market rates offered on new policies over the current crediting rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The following table discloses carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 7 and 8:

                                                                           December 31,
                                                --------------------------------------------------------------------
                                                              1998                               1997
                                                ---------------------------------  ---------------------------------
                                                   Carrying         Estimated         Carrying         Estimated
                                                    Value          Fair Value          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (In Millions)
        Consolidated Financial Instruments:
        Mortgage loans on real estate..........  $    2,809.9     $     2,961.8     $     2,611.4     $    2,822.8
        Other limited partnership interests....         562.6             562.6             509.4            509.4
        Policy loans...........................       2,086.7           2,370.7           2,422.9          2,493.9
        Policyholders' account balances -
          investment contracts.................      12,892.0          13,396.0          12,611.0         12,714.0
        Long-term debt.........................       1,002.4           1,025.2           1,294.5          1,257.0

        Closed Block Financial Instruments:
        Mortgage loans on real estate..........       1,633.4           1,703.5           1,341.6          1,420.7
        Other equity investments...............          56.4              56.4              86.3             86.3
        Policy loans...........................       1,641.2           1,929.7           1,700.2          1,784.2
        SCNILC liability.......................          25.0              25.0              27.6             30.3

        Discontinued Operations Financial
        Instruments:
        Mortgage loans on real estate..........         553.9             599.9             655.5            779.9
        Fixed maturities.......................          24.9              24.9              38.7             38.7
        Other equity investments...............         115.1             115.1             209.3            209.3
        Guaranteed interest contracts..........          37.0              34.0              37.0             34.0
        Long-term debt.........................         147.1             139.8             296.4            297.6

14)     COMMITMENTS AND CONTINGENT LIABILITIES

        The Company has provided, from time to time, certain guarantees or commitments to affiliates, investors and others. These arrangements include commitments by the Company, under certain conditions: to make capital contributions of up to $142.9 million to affiliated real estate joint ventures; and to provide equity financing to certain limited partnerships of $287.3 million at December 31, 1998, under existing loan or loan commitment agreements.

        Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the satisfaction of those obligations by Equitable Life is remote.

        The Insurance Group had $24.7 million of letters of credit outstanding at December 31, 1998.

15)     LITIGATION

        Major Medical Insurance Cases

        Equitable Life agreed to settle, subject to court approval, previously disclosed cases involving lifetime guaranteed renewable major medical insurance policies issued by Equitable Life in five states. Plaintiffs in these cases claimed that Equitable Life's method for determining premium increases breached the terms of certain forms of the policies and was misrepresented. In certain cases plaintiffs also claimed that Equitable Life misrepresented to policyholders that premium increases had been approved by insurance departments, and that it determined annual rate increases in a manner that discriminated against the policyholders.

        In December 1997, Equitable Life entered into a settlement agreement, subject to court approval, which would result in creation of a nationwide class consisting of all persons holding, and paying premiums on, the policies at any time since January 1, 1988 and the dismissal with prejudice of the pending actions and the resolution of all similar claims on a nationwide basis. Under the terms of the settlement, which involves approximately 127,000 former and current policyholders, Equitable Life would pay $14.2 million in exchange for release of all claims and will provide future relief to certain current policyholders by restricting future premium increases, estimated to have a present value of $23.3 million. This estimate is based upon assumptions about future events that cannot be predicted with certainty and accordingly the actual value of the future relief may vary. In October 1998, the court entered a judgment approving the settlement agreement and, in November, a member of the national class filed a notice of appeal of the judgment. In January 1999, the Court of Appeals granted Equitable Life's motion to dismiss the appeal.

        Life Insurance and Annuity Sales Cases

        A number of lawsuits  are  pending as  individual  claims and  purported class actions against Equitable Life and its subsidiary insurance companies Equitable Variable Life Insurance Company ("EVLICO," which was merged into Equitable Life effective January 1, 1997) and The Equitable of Colorado, Inc. ("EOC"). These actions involve, among other things, sales of life and annuity products for varying periods from 1980 to the present, and allege, among other things, sales practice misrepresentation primarily involving: the number of premium payments required; the propriety of a product as an investment vehicle; the propriety of a product as a replacement of an existing policy; and failure to disclose a product as life insurance. Some actions are in state courts and others are in U.S. District Courts in varying jurisdictions, and are in varying stages of discovery and motions for class certification.

        In general, the plaintiffs request an unspecified amount of damages, punitive damages, enjoinment from the described practices, prohibition against cancellation of policies for non-payment of premium or other remedies, as well as attorneys' fees and expenses. Similar actions have been filed against other life and health insurers and have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements. Although the outcome of litigation cannot be predicted with certainty, particularly in the early stages of an action, The Equitable's management believes that the ultimate resolution of these cases should not have a material adverse effect on the financial position of The Equitable. The Equitable's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on The Equitable's results of operations in any particular period.

        Discrimination Case

        Equitable Life is a defendant in an action, certified as a class action in September 1997, in the United States District Court for the Northern District of Alabama, Southern Division, involving alleged discrimination on the basis of race against African-American applicants and potential applicants in hiring individuals as sales agents. Plaintiffs seek a declaratory judgment and affirmative and negative injunctive relief, including the payment of back-pay, pension and other compensation. Although the outcome of litigation cannot be predicted with certainty, The Equitable's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of The Equitable. The Equitable's management cannot make an estimate of loss, if any, or predict whether or not such matter will have a material adverse effect on The Equitable's results of operations in any particular period.

        Alliance Capital

        In July 1995, a class action complaint was filed against Alliance North American Government Income Trust, Inc. (the "Fund"), Alliance and certain other defendants affiliated with Alliance, including the Holding Company, alleging violations of Federal securities laws, fraud and breach of fiduciary duty in connection with the Fund's investments in Mexican and Argentine securities. The original complaint was dismissed in 1996; on appeal, the dismissal was affirmed. In October 1996, plaintiffs filed a motion for leave to file an amended complaint, alleging the Fund failed to hedge against currency risk despite representations that it would do so, the Fund did not properly disclose that it planned to invest in mortgage-backed derivative securities and two Fund advertisements misrepresented the risks of investing in the Fund. In October 1998, the U.S. Court of Appeals for the Second Circuit issued an order granting plaintiffs' motion to file an amended complaint alleging that the Fund misrepresented its ability to hedge against currency risk and denying plaintiffs' motion to file an amended complaint containing the other allegations. Alliance believes that the allegations in the amended complaint, which was filed in February 1999, are without merit and intends to defend itself vigorously against these claims. While the ultimate outcome of this matter cannot be determined at this time, Alliance's management does not expect that it will have a material adverse effect on Alliance's results of operations or financial condition.

        DLJSC

        DLJSC is a defendant along with certain other parties in a class action complaint involving the underwriting of units, consisting of notes and warrants to purchase common shares, of Rickel Home Centers, Inc. ("Rickel"), which filed a voluntary petition for reorganization pursuant to Chapter 11 of the Bankruptcy Code. The complaint seeks unspecified compensatory and punitive damages from DLJSC, as an underwriter and as an owner of 7.3% of the common stock, for alleged violation of Federal securities laws and common law fraud for alleged misstatements and omissions contained in the prospectus and registration statement used in the offering of the units. DLJSC is defending itself vigorously against all the allegations contained in the complaint. Although there can be no assurance, DLJ's management does not believe that the ultimate outcome of this litigation will have a material adverse effect on DLJ's consolidated financial condition. Due to the early stage of this litigation, based on the information currently available to it, DLJ's management cannot predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        DLJSC is a defendant in a purported class action filed in a Texas State Court on behalf of the holders of $550 million principal amount of subordinated redeemable discount debentures of National Gypsum Corporation ("NGC"). The debentures were canceled in connection with a Chapter 11 plan of reorganization for NGC consummated in July 1993. The litigation seeks compensatory and punitive damages for DLJSC's activities as financial advisor to NGC in the course of NGC's Chapter 11 proceedings. Trial is expected in early May 1999. DLJSC intends to defend itself vigorously against all the allegations contained in the complaint. Although there can be no assurance, DLJ's management does not believe that the ultimate outcome of this litigation will have a material adverse effect on DLJ's consolidated financial condition. Based upon the information currently available to it, DLJ's management cannot predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        DLJSC is a defendant in a complaint which alleges that DLJSC and a number of other financial institutions and several individual defendants violated civil provisions of RICO by inducing plaintiffs to invest over $40 million in The Securities Groups, a number of tax shelter limited partnerships, during the years 1978 through 1982. The plaintiffs seek recovery of the loss of their entire investment and an approximately equivalent amount of tax-related damages. Judgment for damages under RICO are subject to trebling. Discovery is complete. Trial has been scheduled for May 17, 1999. DLJSC believes that it has meritorious defenses to the complaints and will continue to contest the suits vigorously. Although there can be no assurance, DLJ's management does not believe that the ultimate outcome of this litigation will have a material adverse effect on DLJ's consolidated financial condition. Based upon the information currently available to it, DLJ's management cannot predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        DLJSC is a defendant along with certain other parties in four actions involving Mid-American Waste Systems, Inc. ("Mid-American"), which filed a voluntary petition for reorganization pursuant to Chapter 11 of the Bankruptcy Code in January 1997. Three actions seek rescission, compensatory and punitive damages for DLJSC's role in underwriting notes of Mid-American. The other action, filed by the Plan Administrator for the bankruptcy estate of Mid-American, alleges that DLJSC is liable as an underwriter for alleged misrepresentations and omissions in the prospectus for the notes, and liable as financial advisor to Mid-American for allegedly failing to advise Mid-American about its financial condition. DLJSC believes that it has meritorious defenses to the complaints and will continue to contest the suits vigorously. Although there can be no assurance, DLJ's management does not believe that the ultimate outcome of this litigation will have a material adverse effect on DLJ's consolidated financial condition. Based upon information currently available to it, DLJ's management cannot predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        Other Matters

        In addition to the matters described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

16)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally data processing equipment and office furniture and equipment. Future minimum payments under noncancelable leases for 1999 and the succeeding four years are $98.7 million, $92.7 million, $73.4 million, $59.9 million, $55.8 million and $550.1 million thereafter. Minimum future sublease rental income on these noncancelable leases for 1999 and the succeeding four years is $7.6 million, $5.6 million, $4.6 million, $2.3 million, $2.3 million and $25.4 million thereafter.

        At December 31, 1998, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 1999 and the succeeding four years is $189.2 million, $177.0 million, $165.5 million, $145.4 million, $122.8 million and $644.7 million thereafter.

17)     OTHER OPERATING COSTS AND EXPENSES

        Other operating costs and expenses consisted of the following:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Compensation costs.................................  $       772.0       $      721.5       $      704.8
        Commissions........................................          478.1              409.6              329.5
        Short-term debt interest expense...................           26.1               31.7                8.0
        Long-term debt interest expense....................           84.6              121.2              137.3
        Amortization of policy acquisition costs...........          292.7              287.3              405.2
        Capitalization of policy acquisition costs.........         (609.1)            (508.0)            (391.9)
        Rent expense, net of sublease income...............          100.0              101.8              113.7
        Cursitor intangible assets writedown...............            -                120.9                -
        Other..............................................        1,056.8              917.9              769.1
                                                            -----------------   ----------------   -----------------
        Total..............................................  $     2,201.2       $    2,203.9       $    2,075.7
                                                            =================   ================   =================

        During 1997 and 1996, the Company restructured certain operations in connection with cost reduction programs and recorded pre-tax provisions of $42.4 million and $24.4 million, respectively. The amounts paid during 1998, associated with cost reduction programs, totaled $22.6 million. At December 31, 1998, the liabilities associated with cost reduction programs amounted to $39.4 million. The 1997 cost reduction program included costs related to employee termination and exit costs. The 1996 cost reduction program included restructuring costs related to the consolidation of insurance operations' service centers. Amortization of DAC in 1996 included a $145.0 million writeoff of DAC related to DI contracts.

18)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, the Superintendent has broad discretion to determine whether the financial condition of a stock life insurance company would support the payment of dividends to its shareholders. For 1998, 1997 and 1996, statutory net income (loss) totaled $384.4 million, $(351.7) million and $(351.1) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,728.0 million and $3,907.1 million at December 31, 1998 and 1997, respectively. No dividends have been paid by Equitable Life to the Holding Company to date.

        At December 31, 1998, the Insurance Group, in accordance with various government and state regulations, had $25.6 million of securities deposited with such government or state agencies.

        The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity on a GAAP basis are primarily attributable to: (a) inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) Federal income taxes are generally accrued under SAP based upon revenues and expenses in the Federal income tax return while under GAAP deferred taxes are provided for timing differences between recognition of revenues and expenses for financial reporting and income tax purposes; (e) valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; and (f) differences in the accrual methodologies for post-employment and retirement benefit plans.

19)     BUSINESS SEGMENT INFORMATION

        The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment. Management evaluates the performance of each segment based upon operating results adjusted to exclude the effect of unusual or non-recurring events and transactions and certain revenue and expense categories not related to the base operations of the particular business net of minority interest. Information for all periods is presented on a comparable basis.

        Intersegment investment advisory and other fees of approximately $61.8 million, $84.1 million and $129.2 million for 1998, 1997 and 1996, respectively, are included in total revenues of the Investment Services segment. These fees, excluding amounts related to discontinued operations of $.5 million, $4.2 million and $13.3 million for 1998, 1997 and 1996, respectively, are eliminated in consolidation.

        The following tables reconcile each segment's revenues and operating earnings to total revenues and earnings from continuing operations before Federal income taxes and cumulative effect of accounting change as reported on the consolidated statements of earnings and the segments' assets to total assets on the consolidated balance sheets, respectively.

                                                                   Investment
                                                Insurance           Services        Elimination           Total
                                              ---------------   -----------------  ---------------   ----------------
                                                                          (In Millions)
        1998
        Segment revenues.....................  $     4,029.8     $    1,438.4       $        (5.7)    $    5,462.5
        Investment gains.....................           64.8             35.4                 -              100.2
                                              ---------------   -----------------  ---------------   ----------------
        Total Revenues.......................  $     4,094.6     $    1,473.8       $        (5.7)    $    5,562.7
                                              ===============   =================  ===============   ================

        Pre-tax operating earnings...........  $       688.6     $      284.3       $         -       $      972.9
        Investment gains , net of
          DAC and other charges..............           41.7             27.7                 -               69.4
        Pre-tax minority interest............            -              141.5                 -              141.5
                                              ---------------   -----------------  ---------------   ----------------
        Earnings from Continuing
          Operations.........................  $       730.3     $      453.5       $         -       $    1,183.8
                                              ===============   =================  ===============   ================

        Total Assets.........................  $    75,626.0     $   12,379.2       $       (64.4)    $   87,940.8
                                              ===============   =================  ===============   ================


        1997
        Segment revenues.....................  $     3,990.8     $    1,200.0       $       (7.7)     $    5,183.1
        Investment gains (losses)............         (318.8)           255.1                -               (63.7)
                                              ---------------   -----------------  ---------------   ----------------
        Total Revenues.......................  $     3,672.0     $    1,455.1       $       (7.7)     $    5,119.4
                                              ===============   =================  ===============   ================

        Pre-tax operating earnings...........  $       507.0     $      258.3       $        -        $      765.3
        Investment gains (losses), net of
          DAC and other charges..............         (292.5)           252.7                -               (39.8)
        Non-recurring costs and expenses.....          (41.7)          (121.6)               -              (163.3)
        Pre-tax minority interest............            -              108.5                -               108.5
                                              ---------------   -----------------  ---------------   ----------------
        Earnings from Continuing
          Operations.........................  $       172.8     $      497.9       $        -        $      670.7
                                              ===============   =================  ===============   ================

        Total Assets.........................  $    67,762.4     $   13,691.4       $      (96.1)     $   81,357.7
                                              ===============   =================  ===============   ================


                                                                   Investment
                                                Insurance           Services        Elimination           Total
                                              ---------------   -----------------  ---------------   ----------------
                                                                          (In Millions)
        1996
        Segment revenues.....................  $     3,789.1     $    1,105.5       $       (12.6)    $    4,882.0
        Investment gains (losses)............          (30.3)            20.5                 -               (9.8)
                                              ---------------   -----------------  ---------------   ----------------
        Total Revenues.......................  $     3,758.8     $    1,126.0       $       (12.6)    $    4,872.2
                                              ===============   =================  ===============   ================

        Pre-tax operating earnings...........  $       337.1     $      224.6       $         -       $      561.7
        Investment gains (losses), net of
          DAC and other charges..............          (37.2)            16.9                 -              (20.3)
        Reserve strengthening and DAC
          writeoff...........................         (393.0)             -                   -             (393.0)
        Non-recurring costs and
          expenses...........................          (22.3)            (1.1)                -              (23.4)
        Pre-tax minority interest............            -               83.6                 -               83.6
                                              ---------------   -----------------  ---------------   ----------------
        Earnings (Loss) from
          Continuing Operations..............  $      (115.4)    $      324.0       $         -       $      208.6
                                              ===============   =================  ===============   ================

20)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 1998 and 1997 are summarized below:

                                                                    Three Months Ended
                                       ------------------------------------------------------------------------------
                                           March 31           June 30           September 30          December 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (In Millions)
        1998
        Total Revenues................  $     1,470.2      $     1,422.9       $    1,297.6         $    1,372.0
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations before
          Cumulative Effect
          of Accounting Change........  $       212.8      $       197.0       $      136.8         $      158.9
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       213.3      $       198.3       $      137.5         $      159.1
                                       =================  =================   ==================   ==================

        1997
        Total Revenues................  $     1,266.0      $     1,552.8       $    1,279.0         $    1,021.6
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations before
          Cumulative Effect
          of Accounting Change........  $       117.4      $       222.5       $      145.1         $       39.4
                                       =================  =================   ==================   ==================

        Net Earnings (Loss)...........  $       114.1      $       223.1       $      144.9         $      (44.9)
                                       =================  =================   ==================   ==================

        Net earnings for the three months ended December 31, 1997 includes a charge of $212.0 million related to additions to valuation allowances on and writeoffs of real estate of $225.2 million, and reserve strengthening on discontinued operations of $84.3 million offset by a reversal of prior years tax reserves of $97.5 million.

21)     INVESTMENT IN DLJ

        At December 31, 1998, the Company's ownership of DLJ interest was approximately 32.5%. The Company's ownership interest will be further reduced upon the issuance of common stock after the vesting of forfeitable restricted stock units acquired by and/or the exercise of options granted to certain DLJ employees. DLJ restricted stock units represents forfeitable rights to receive approximately 5.2 million shares of DLJ common stock through February 2000.

        The results of operations of DLJ are accounted for on the equity basis and are included in commissions, fees and other income in the consolidated statements of earnings. The Company's carrying value of DLJ is included in investment in and loans to affiliates in the consolidated balance sheets.

        Summarized balance sheets information for DLJ, reconciled to the Company's carrying value of DLJ, are as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Assets:
        Trading account securities, at market value............................  $   13,195.1       $   16,535.7
        Securities purchased under resale agreements...........................      20,063.3           22,628.8
        Broker-dealer related receivables......................................      34,264.5           28,159.3
        Other assets...........................................................       4,759.3            3,182.0
                                                                                ----------------   -----------------
        Total Assets...........................................................  $   72,282.2       $   70,505.8
                                                                                ================   =================

        Liabilities:
        Securities sold under repurchase agreements............................  $   35,775.6       $   36,006.7
        Broker-dealer related payables.........................................      26,161.5           26,127.2
        Short-term and long-term debt..........................................       3,997.6            3,249.5
        Other liabilities......................................................       3,219.8            2,860.9
                                                                                ----------------   -----------------
        Total liabilities......................................................      69,154.5           68,244.3
        DLJ's company-obligated mandatorily redeemed preferred
          securities of subsidiary trust holding solely debentures of DLJ......         200.0              200.0
        Total shareholders' equity.............................................       2,927.7            2,061.5
                                                                                ----------------   -----------------
        Total Liabilities, Cumulative Exchangeable Preferred Stock and
          Shareholders' Equity.................................................  $   72,282.2       $   70,505.8
                                                                                ================   =================

        DLJ's equity as reported...............................................  $    2,927.7       $    2,061.5
        Unamortized cost in excess of net assets acquired in 1985
          and other adjustments................................................          23.7               23.5
        The Holding Company's equity ownership in DLJ..........................      (1,002.4)            (740.2)
        Minority interest in DLJ...............................................      (1,118.2)            (729.3)
                                                                                ----------------   -----------------
        The Company's Carrying Value of DLJ....................................  $      830.8       $      615.5
                                                                                ================   =================

        Summarized statements of earnings information for DLJ reconciled to the Company's equity in earnings of DLJ is as follows:

                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Commission, fees and other income......................................  $    3,184.7       $    2,430.7
        Net investment income..................................................       2,189.1            1,652.1
        Dealer, trading and investment gains, net..............................          33.2              557.7
                                                                                ----------------   -----------------
        Total revenues.........................................................       5,407.0            4,640.5
        Total expenses including income taxes..................................       5,036.2            4,232.2
                                                                                ----------------   -----------------
        Net earnings...........................................................         370.8              408.3
        Dividends on preferred stock...........................................          21.3               12.2
                                                                                ----------------   -----------------
        Earnings Applicable to Common Shares...................................  $      349.5       $      396.1
                                                                                ================   =================

        DLJ's earnings applicable to common shares as reported.................  $      349.5       $      396.1
        Amortization of cost in excess of net assets acquired in 1985..........           (.8)              (1.3)
        The Holding Company's equity in DLJ's earnings.........................        (136.8)            (156.8)
        Minority interest in DLJ...............................................         (99.5)            (109.1)
                                                                                ----------------   -----------------
        The Company's Equity in DLJ's Earnings.................................  $      112.4       $      128.9
                                                                                ================   =================

22)     ACCOUNTING FOR STOCK-BASED COMPENSATION

        The Holding Company sponsors a stock option plan for employees of Equitable Life. DLJ and Alliance each sponsor their own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Had compensation expense for the Holding Company, DLJ and Alliance Stock Option Incentive Plan options been determined based on SFAS No. 123's fair value based method, the Company's pro forma net earnings for 1998, 1997 and 1996 would have been:

                                                                        1998              1997             1996
                                                                   ---------------   ---------------  ---------------
                                                                                     (In Millions)
        Net Earnings:
          As reported.............................................  $      708.2      $     437.2      $       10.3
          Pro forma...............................................         678.4            426.3               3.3

        The fair values of options granted after December 31, 1994, used as a basis for the above pro forma disclosures, were estimated as of the dates of grant using the Black-Scholes option pricing model. The option pricing assumptions for 1998, 1997 and 1996 are as follows:

                                    Holding Company                      DLJ                            Alliance
                             ------------------------------ ------------------------------- ----------------------------------
                               1998      1997       1996      1998       1997      1996       1998       1997         1996
                             --------- ---------- --------- ---------- -------------------- ---------------------- -----------

        Dividend yield......  0.32%      0.48%     0.80%      0.69%      0.86%     1.54%      6.50%      8.00%       8.00%

        Expected volatility.   28%        20%       20%        40%        33%       25%        29%        26%         23%

        Risk-free interest
          rate..............  5.48%      5.99%     5.92%      5.53%      5.96%     6.07%      4.40%      5.70%       5.80%

        Expected life
          in years..........    5          5         5          5          5         5         7.2        7.2         7.4

        Weighted average
          fair value per
          option at
          grant-date........  $22.64    $12.25     $6.94     $16.27     $10.81     $4.03      $3.86      $2.18       $1.35

        A summary of the Holding Company, DLJ and Alliance's option plans is as follows:

                                        Holding Company                     DLJ                         Alliance
                                  ----------------------------- ----------------------------- -----------------------------
                                                    Weighted                      Weighted                     Weighted
                                                    Average                       Average                       Average
                                                    Exercise                      Exercise                     Exercise
                                                    Price of                      Price of                     Price of
                                      Shares        Options         Shares        Options         Units         Options
                                  (In Millions)   Outstanding   (In Millions)   Outstanding   (In Millions)   Outstanding
                                  --------------- ------------- --------------- ------------- -----------------------------
        Balance as of
          January 1, 1996........       6.7           $20.27         18.4         $13.50            9.6          $ 8.86
          Granted................        .7           $24.94          4.2         $16.27            1.4          $12.56
          Exercised..............       (.1)          $19.91          -                             (.8)         $ 6.82
          Expired................       -                             -                             -
          Forfeited..............       (.6)          $20.21          (.4)        $13.50            (.2)         $ 9.66
                                  ---------------               -------------                 ---------------

        Balance as of
          December 31, 1996......       6.7           $20.79         22.2         $14.03           10.0          $ 9.54
          Granted................       3.2           $41.85          6.4         $30.54            2.2          $18.28
          Exercised..............      (1.6)          $20.26          (.2)        $16.01           (1.2)         $ 8.06
          Forfeited..............       (.4)          $23.43          (.2)        $13.79            (.4)         $10.64
                                  ---------------               -------------                 ---------------

        Balance as of
          December 31, 1997......       7.9           $29.05         28.2         $17.78           10.6          $11.41
          Granted................       4.3           $66.26          1.5         $38.59            2.8          $26.28
          Exercised..............      (1.1)          $21.18         (1.4)        $14.91            (.9)         $ 8.91
          Forfeited..............       (.4)          $47.01          (.1)        $17.31            (.2)         $13.14
                                  ---------------               -------------                 ---------------

        Balance as of
          December 31, 1998......      10.7           $44.00         28.2         $19.04           12.3          $14.94
                                  ===============               =============                 ===============

        Information about options outstanding and exercisable at December 31, 1998 is as follows:

                                             Options Outstanding                          Options Exercisable
                             ----------------------------------------------------  -----------------------------------
                                                    Weighted
                                                    Average         Weighted                             Weighted
              Range of             Number          Remaining         Average             Number           Average
              Exercise          Outstanding       Contractual       Exercise          Exercisable        Exercise
               Prices          (In Millions)      Life (Years)        Price          (In Millions)         Price
        --------------------------------------- ----------------- ----------------  ------------------- ---------------

               Holding
               Company
        ----------------------
        $18.125    -$27.75           3.7               5.19           $20.97              3.0              $20.33
        $28.50     -$45.25           3.0               8.68           $41.79              -
        $50.63     -$66.75           2.1               9.21           $52.73              -
        $81.94     -$82.56           1.9               9.62           $82.56              -
                              -----------------                                    -------------------
        $18.125    -$82.56          10.7               7.75           $44.00              3.0              $20.33
                              ================= ================= ================  ==================== ==============

                 DLJ
        ----------------------
        $13.50    -$25.99           22.3               7.1            $14.59             21.4              $15.05
        $26.00    -$38.99            5.0               8.8            $33.94              -
        $39.00    -$52.875            .9               9.4            $44.65              -
                              -----------------                                    -------------------
        $13.50    -$52.875          28.2               7.5            $19.04             21.4              $15.05
                              ================= ================== ==============  ===================== =============

              Alliance
        ----------------------
        $ 3.03    -$ 9.69            3.1               4.5            $ 8.03              2.4              $ 7.57
        $ 9.81    -$10.69            2.0               5.3            $10.05              1.6              $10.07
        $11.13    -$13.75            2.4               7.5            $11.92              1.0              $11.77
        $18.47    -$18.78            2.0               9.0            $18.48               .4              $18.48
        $22.50    -$26.31            2.8               9.9            $26.28              -                  -
                              -----------------                                    -------------------
        $  3.03   -$26.31           12.3               7.2            $14.94              5.4              $ 9.88
                              ================= =================== =============  ===================== =============